UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS

VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)(Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 – April 30, 2021

ITEM	1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio	DFA International Real Estate Securities	World Core Equity Portfolio
Portfolio
International Core Equity Portfolio		Selectively Hedged Global Equity
	DFA Global Real Estate Securities	Portfolio
Global Small Company Portfolio	Portfolio
Emerging Markets Portfolio
International Small Company Portfolio	DFA International Small Cap Value
Japanese Small Company Portfolio	Portfolio	Emerging Markets Small Cap Portfolio
Asia Pacific Small Company Portfolio	International Vector Equity Portfolio	Emerging Markets Value Portfolio
United Kingdom Small Company	International High Relative Profitability	Emerging Markets Core Equity Portfolio
Portfolio	Portfolio	Emerging Markets Targeted Value
Continental Small Company Portfolio	World ex U.S. Value Portfolio	Portfolio
World ex U.S. Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
SEK	Swedish Krona

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,296.70	0.20%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,328.60	0.26%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,438.30	0.47%	$2.84
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,347.40	0.49%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.37	0.49%	$2.46
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,109.50	0.50%	$2.62
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,323.90	0.50%	$2.88
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,490.30	0.58%	$3.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.58%	$2.91
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,425.70	0.50%	$3.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,289.10	0.27%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,304.20	0.24%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,389.60	0.59%	$3.50
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,363.80	0.44%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,254.00	0.29%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,400.20	0.46%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,327.10	0.33%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.16	0.33%	$1.66
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,333.40	0.30%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,335.00	0.34%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,265.70	0.41%	$2.30
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,345.90	0.66%	$3.84
Hypothetical 5% Annual Return	$1,000.00	$1,021.52	0.66%	$3.31
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,351.50	0.74%	$4.31
Institutional Class Shares	$1,000.00	$1,353.50	0.49%	$2.86
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.13	0.74%	$3.71
Institutional Class Shares	$1,000.00	$1,022.37	0.49%	$2.46
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,294.10	0.45%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,394.50	0.85%	$5.05
Hypothetical 5% Annual Return	$1,000.00	$1,020.58	0.85%	$4.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	6.3%
Consumer Discretionary	13.6%
Consumer Staples	10.1%
Energy	3.6%
Financials	16.3%
Health Care	10.4%
Industrials	16.4%
Information Technology	7.9%
Materials	10.4%
Real Estate	1.6%
Utilities	3.4%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	43.8%
Real Estate	56.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	10.3%
Consumer Discretionary	16.0%
Consumer Staples	12.1%
Energy	1.7%
Financials	5.5%
Health Care	12.7%
Industrials	18.4%
Information Technology	11.1%
Materials	9.0%
Real Estate	0.6%
Utilities	2.6%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	11.0%
Consumer Staples	4.7%
Energy	2.8%
Financials	15.4%
Health Care	4.7%
Industrials	17.2%
Information Technology	13.0%
Materials	18.1%
Real Estate	7.9%
Utilities	2.2%

100.0%

International Core Equity Portfolio
Communication Services	6.0%
Consumer Discretionary	14.5%
Consumer Staples	7.5%
Energy	4.3%
Financials	15.3%
Health Care	6.9%
Industrials	19.3%
Information Technology	7.4%
Materials	13.1%
Real Estate	2.5%
Utilities	3.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	3.0%
Consumer Discretionary	14.4%
Consumer Staples	4.3%
Energy	6.0%
Financials	21.4%
Health Care	2.4%
Industrials	24.4%
Information Technology	3.3%
Materials	16.1%
Real Estate	3.4%
Utilities	1.3%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	6.1%
Consumer Discretionary	13.9%
Consumer Staples	7.3%
Energy	4.4%
Financials	15.1%
Health Care	6.2%
Industrials	16.4%
Information Technology	11.5%
Materials	12.6%
Real Estate	3.4%
Utilities	3.1%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	14.0%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.1%
Health Care	5.1%
Industrials	21.3%
Information Technology	6.8%
Materials	13.5%
Real Estate	2.6%
Utilities	2.2%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	8.8%
Consumer Discretionary	13.4%
Consumer Staples	6.0%
Energy	4.3%
Financials	15.4%
Health Care	4.2%
Industrials	8.5%
Information Technology	20.7%
Materials	11.9%
Real Estate	4.0%
Utilities	2.8%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	842,811	$30,674,850	0.5%
Commonwealth Bank of Australia	343,963	23,546,529	0.4%
CSL, Ltd.	137,898	28,806,122	0.5%
National Australia Bank, Ltd.	811,247	16,601,500	0.3%
Other Securities		257,469,362	4.5%

TOTAL AUSTRALIA		357,098,363	6.2%

AUSTRIA — (0.1%)
Other Securities		9,362,418	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	18,829,463	0.3%
Other Securities		35,375,253	0.6%

TOTAL BELGIUM		54,204,716	0.9%

CANADA — (8.6%)
# Royal Bank of Canada 780087102	216,240	20,629,296	0.4%
Royal Bank of Canada 780087953	335,579	32,027,639	0.6%
Toronto-Dominion Bank (The)	286,785	19,716,469	0.3%
Other Securities		460,457,819	7.9%

TOTAL CANADA		532,831,223	9.2%

DENMARK — (2.2%)
Novo Nordisk A.S., Class B	541,515	39,946,178	0.7%
Other Securities		95,528,190	1.6%

TOTAL DENMARK		135,474,368	2.3%

FINLAND — (1.2%)
Other Securities		72,177,678	1.2%

FRANCE — (9.2%)
Air Liquide SA	137,694	23,187,984	0.4%
* Airbus SE	183,285	22,041,789	0.4%
* Cie de Saint-Gobain	273,872	17,279,990	0.3%
# Kering SA	22,325	17,889,277	0.3%
# L’Oreal SA	51,173	20,953,805	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	69,704,474	1.2%
Orange SA	1,406,145	17,511,023	0.3%
# Sanofi	173,630	18,203,763	0.3%
# Schneider Electric SE	116,541	18,594,786	0.3%
# Total SE	595,320	26,311,808	0.5%
Other Securities		314,587,588	5.4%

TOTAL FRANCE		566,266,287	9.8%

GERMANY — (6.8%)
Bayer AG	332,314	21,503,478	0.4%
Daimler AG	284,777	25,344,789	0.4%
Deutsche Post AG	337,563	19,881,500	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	1,271,712	$24,474,142	0.4%
SAP SE	248,559	34,803,391	0.6%
Siemens AG	130,592	21,787,300	0.4%
Other Securities		270,973,645	4.7%

TOTAL GERMANY		418,768,245	7.2%

HONG KONG — (2.5%)
AIA Group, Ltd.	3,249,000	41,238,163	0.7%
Hong Kong Exchanges & Clearing, Ltd.	349,451	21,075,748	0.4%
Other Securities		95,393,124	1.6%

TOTAL HONG KONG		157,707,035	2.7%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	354,355	16,750,361	0.3%
Other Securities		24,831,699	0.4%

TOTAL IRELAND		41,582,060	0.7%

ISRAEL — (0.5%)
Other Securities		28,938,358	0.5%

ITALY — (2.2%)
Enel SpA	2,271,536	22,554,824	0.4%
Other Securities		115,530,072	2.0%

TOTAL ITALY		138,084,896	2.4%

JAPAN — (21.0%)
KDDI Corp.	742,300	22,439,310	0.4%
Nintendo Co., Ltd.	30,500	17,496,410	0.3%
Recruit Holdings Co., Ltd.	399,800	18,025,974	0.3%
SoftBank Group Corp.	425,976	38,384,956	0.7%
Sony Group Corp.	401,800	40,171,522	0.7%
Tokyo Electron, Ltd.	47,700	21,664,751	0.4%
Toyota Motor Corp.	608,523	45,532,229	0.8%
Other Securities		1,090,288,869	18.7%

TOTAL JAPAN		1,294,004,021	22.3%

NETHERLANDS — (3.6%)
ASML Holding NV ACI02GTQ9	30,871	20,039,480	0.4%
ASML Holding NV N07059210	74,284	48,143,460	0.8%
Koninklijke Ahold Delhaize NV	678,021	18,246,839	0.3%
Other Securities		133,884,869	2.3%

TOTAL NETHERLANDS.		220,314,648	3.8%

NEW ZEALAND — (0.4%)
Other Securities		22,535,033	0.4%

NORWAY — (0.6%)
Other Securities		40,218,670	0.7%

PORTUGAL — (0.2%)
Other Securities		10,569,916	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.7%)
Other Securities		$45,724,041	0.8%

SPAIN — (1.9%)
Iberdrola SA	2,107,236	28,477,067	0.5%
Other Securities		87,705,544	1.5%

TOTAL SPAIN		116,182,611	2.0%

SWEDEN — (3.0%)
Other Securities		185,603,574	3.2%

SWITZERLAND — (7.3%)
Nestle SA	915,482	109,245,100	1.9%
Novartis AG	442,743	37,782,068	0.6%
Roche Holding AG 711038901	227,381	74,161,583	1.3%
Other Securities		226,517,950	3.9%

TOTAL SWITZERLAND		447,706,701	7.7%

UNITED KINGDOM — (12.6%)
# AstraZeneca P.L.C., Sponsored ADR	570,883	30,296,761	0.5%
BP P.L.C., Sponsored ADR	713,472	17,950,968	0.3%
Diageo P.L.C., Sponsored ADR	105,239	18,874,615	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	267,962	22,792,848	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	788,894	28,250,294	0.5%
Unilever P.L.C., Sponsored ADR	500,291	29,377,088	0.5%
Other Securities		626,472,709	10.9%

TOTAL UNITED KINGDOM		774,015,283	13.4%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		5,669,370,159	97.8%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	72,623	18,908,085	0.3%
Other Securities		18,612,697	0.4%

TOTAL GERMANY		37,520,782	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		260,368	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,781,219,017)		5,707,151,309

		Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	39,253,088	454,158,230	7.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,235,349,235)		$6,161,309,539	106.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	259	06/18/21	$51,807,368	$54,058,480	$2,251,112

Total Futures Contracts			$51,807,368	$54,058,480	$2,251,112

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,241,189	$350,857,174	—	$357,098,363
Austria	—	9,362,418	—	9,362,418
Belgium	—	54,204,716	—	54,204,716
Canada	529,817,946	3,013,277	—	532,831,223
Denmark	4,110,659	131,363,709	—	135,474,368
Finland	65,183	72,112,495	—	72,177,678
France	6,053,173	560,213,114	—	566,266,287
Germany	15,335,501	403,432,744	—	418,768,245
Hong Kong	658,483	157,048,552	—	157,707,035
Ireland	16,750,361	24,831,699	—	41,582,060
Israel	8,179,713	20,758,645	—	28,938,358
Italy	7,550,251	130,534,645	—	138,084,896
Japan	29,867,710	1,264,136,311	—	1,294,004,021
Netherlands	64,041,604	156,273,044	—	220,314,648
New Zealand	—	22,535,033	—	22,535,033
Norway	79,281	40,139,389	—	40,218,670
Portugal	—	10,569,916	—	10,569,916
Singapore	—	45,724,041	—	45,724,041
Spain	3,361,443	112,821,168	—	116,182,611
Sweden	—	185,603,574	—	185,603,574
Switzerland	34,112,255	413,594,446	—	447,706,701
United Kingdom	222,280,177	551,735,106	—	774,015,283
United States	14	—	—	14
Preferred Stocks
Germany	—	37,520,782	—	37,520,782
Rights/Warrants
France	—	260,368	—	260,368
Securities Lending Collateral	—	454,158,230	—	454,158,230
Futures Contracts**	2,251,112	—	—	2,251,112

TOTAL.	$950,756,055	$5,212,804,596	—	$6,163,560,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$177,204	0.0%

COMMON STOCKS — (93.2%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	4,074,214	148,284,616	0.5%
Commonwealth Bank of Australia	1,042,706	71,380,082	0.2%
CSL, Ltd.	345,823	72,240,492	0.2%
Fortescue Metals Group, Ltd.	5,627,697	97,366,540	0.3%
Rio Tinto, Ltd.	692,143	64,331,163	0.2%
Other Securities		1,746,060,866	5.3%

TOTAL AUSTRALIA		2,199,663,759	6.7%

AUSTRIA — (0.6%)
Other Securities		188,315,763	0.6%

BELGIUM — (1.2%)
# Anheuser-Busch InBev SA	913,054	64,673,859	0.2%
Other Securities		332,320,866	1.0%

TOTAL BELGIUM		396,994,725	1.2%

CANADA — (9.7%)
Bank of Montreal 063671101	835,441	78,815,504	0.3%
Bank of Nova Scotia (The) 064149107	969,869	61,770,957	0.2%
Canadian Natural Resources, Ltd.	3,046,549	92,554,159	0.3%
Magna International, Inc.	679,722	64,192,434	0.2%
# National Bank of Canada	1,008,670	73,330,961	0.2%
# Royal Bank of Canada 780087102	1,145,629	109,293,007	0.3%
Royal Bank of Canada 780087953	886,501	84,607,601	0.3%
Other Securities		2,780,488,392	8.4%

TOTAL CANADA		3,345,053,015	10.2%

CHINA — (0.0%)
Other Securities		3,028,108	0.0%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	891,477	65,761,980	0.2%
Other Securities		656,894,494	2.0%

TOTAL DENMARK		722,656,474	2.2%

FINLAND — (1.7%)
Other Securities		567,974,763	1.7%

FRANCE — (7.5%)
* Cie de Saint-Gobain	974,295	61,473,271	0.2%
# Cie Generale des Etablissements Michelin SCA	571,661	82,719,680	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	187,162,306	0.6%
Orange SA	6,982,935	86,959,979	0.3%
Teleperformance	180,912	69,858,133	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
# Total SE	2,092,369	$92,478,014	0.3%
# Vinci SA	563,434	61,825,438	0.2%
Other Securities		1,941,014,195	5.8%

TOTAL FRANCE		2,583,491,016	7.9%

GERMANY — (6.4%)
Allianz SE.	283,403	73,576,189	0.2%
Bayerische Motoren Werke AG	951,135	95,313,397	0.3%
Daimler AG	1,594,514	141,909,706	0.4%
Deutsche Telekom AG	5,639,652	108,535,302	0.3%
Other Securities		1,795,556,774	5.5%

TOTAL GERMANY		2,214,891,368	6.7%

HONG KONG — (2.5%)
AIA Group, Ltd.	10,843,200	137,628,084	0.4%
Other Securities		729,395,471	2.2%

TOTAL HONG KONG		867,023,555	2.6%

IRELAND — (0.8%)
Other Securities		274,958,543	0.8%

ISRAEL — (0.7%)
Other Securities		244,930,706	0.8%

ITALY — (2.6%)
Stellantis NV BMD8F9905	5,866,422	97,311,987	0.3%
Other Securities		793,662,605	2.4%

TOTAL ITALY.		890,974,592	2.7%

JAPAN — (20.7%)
Hitachi, Ltd.	1,307,985	64,742,270	0.2%
KDDI Corp.	2,262,100	68,382,007	0.2%
SoftBank Group Corp.	2,260,363	203,682,648	0.6%
Sony Group Corp.	1,141,000	114,075,926	0.4%
Tokyo Electron, Ltd.	132,700	60,270,703	0.2%
Toyota Motor Corp.	2,411,895	180,468,043	0.6%
Other Securities		6,432,531,167	19.5%

TOTAL JAPAN.		7,124,152,764	21.7%

NETHERLANDS — (3.3%)
ASML Holding NV ACI02GTQ9	109,259	70,924,547	0.2%
ASML Holding NV N07059210	180,590	117,040,379	0.4%
Koninklijke Ahold Delhaize NV	3,769,401	101,441,776	0.3%
Other Securities		860,765,093	2.6%

TOTAL NETHERLANDS		1,150,171,795	3.5%

NEW ZEALAND — (0.5%)
Other Securities		163,933,082	0.5%

NORWAY — (0.9%)
Other Securities		310,989,531	1.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PORTUGAL — (0.2%)
Other Securities		$73,283,126	0.2%

SINGAPORE — (0.8%)
Other Securities		281,153,595	0.9%

SPAIN — (1.8%)
Iberdrola SA	8,225,934	111,164,839	0.4%
Other Securities		524,423,798	1.5%

TOTAL SPAIN		635,588,637	1.9%

SWEDEN — (3.2%)
Volvo AB, Class B	2,990,796	73,036,938	0.2%
Other Securities		1,040,248,218	3.2%

TOTAL SWEDEN		1,113,285,156	3.4%

SWITZERLAND — (6.4%)
Nestle SA	2,748,677	328,001,527	1.0%
Novartis AG, Sponsored ADR	953,193	81,250,171	0.3%
Roche Holding AG 711038901	634,350	206,896,797	0.6%
Sika AG	258,120	77,090,778	0.2%
Other Securities		1,522,019,003	4.7%

TOTAL SWITZERLAND		2,215,258,276	6.8%

UNITED KINGDOM — (13.1%)
Ashtead Group P.L.C	958,609	61,591,509	0.2%
# AstraZeneca P.L.C., Sponsored ADR	1,444,584	76,664,073	0.2%
BP P.L.C., Sponsored ADR	3,664,680	92,203,349	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	3,103,515	96,891,738	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	1,793,636	152,566,678	0.5%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	117,509,656	0.4%
Vodafone Group P.L.C	49,455,687	93,332,704	0.3%
Other Securities		3,820,219,078	11.5%

TOTAL UNITED KINGDOM		4,510,978,785	13.7%

UNITED STATES — (0.1%)
Other Securities		18,219,478	0.1%

TOTAL COMMON STOCKS		32,096,970,612	97.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	363,964	94,761,470	0.3%
Other Securities		130,713,006	0.4%

TOTAL GERMANY		225,474,476	0.7%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		3,328,998	0.0%

FRANCE — (0.0%)
Other Security		2,902,128	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Securities		$333,329	0.0%

TOTAL RIGHTS/WARRANTS		6,564,455	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,709,977,609)		32,329,186,747

		Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	181,623,338	2,101,382,016	6.4%

TOTAL INVESTMENTS—(100.0%) (Cost $25,811,212,898)		$34,430,568,763	104.9%

As of April 30, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,380	06/18/21	$274,245,151	$288,033,600	$13,788,449

Total Futures Contracts			$274,245,151	$288,033,600	$13,788,449

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$56,678,153	$2,142,985,606	—	$2,199,663,759
Austria	68,796	188,246,967	—	188,315,763
Belgium	10,052,665	386,942,060	—	396,994,725
Canada	3,336,151,976	8,901,039	—	3,345,053,015
China	—	3,028,108	—	3,028,108
Denmark	44,021,178	678,635,296	—	722,656,474
Finland	—	567,974,763	—	567,974,763
France	55,786,495	2,527,704,521	—	2,583,491,016
Germany	52,403,697	2,162,487,671	—	2,214,891,368
Hong Kong	1,896,501	865,127,054	—	867,023,555
Ireland	48,931,393	226,027,150	—	274,958,543
Israel	34,143,563	210,787,143	—	244,930,706
Italy	26,087,527	864,887,065	—	890,974,592
Japan	160,012,379	6,964,140,385	—	7,124,152,764
Netherlands	185,346,146	964,825,649	—	1,150,171,795
New Zealand	259,238	163,673,844	—	163,933,082
Norway	13,754,679	297,234,852	—	310,989,531
Portugal	403,168	72,879,958	—	73,283,126
Singapore	7,761	281,145,834	—	281,153,595
Spain	10,229,090	625,359,547	—	635,588,637
Sweden	1,301,339	1,111,983,817	—	1,113,285,156
Switzerland	129,451,348	2,085,806,928	—	2,215,258,276

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$861,334,407	$3,649,644,378	—	$4,510,978,785
United States	5,832,560	12,386,918	—	18,219,478
Preferred Stocks
Germany	—	225,474,476	—	225,474,476
Rights/Warrants
Canada	—	3,328,998	—	3,328,998
France	—	2,902,128	—	2,902,128
Switzerland	—	333,329	—	333,329
Bonds
Germany	—	177,204	—	177,204
Securities Lending Collateral	—	2,101,382,016	—	2,101,382,016
Futures Contracts**	13,788,449	—	—	13,788,449

TOTAL	$5,047,942,508	$29,396,414,704	—	$34,444,357,212

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,087,417	$50,597,507
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		11,680,671
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		11,042,662
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,103,765
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		4,037,933
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,321,290
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		3,179,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,579,865)		$88,963,206

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,963,206	—	—	$88,963,206

TOTAL	$88,963,206	—	—	$88,963,206

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (98.9%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$5,394,374,505
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,580,442,419
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,971,749,546
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,491,293,169
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,421,523,724

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.		$12,859,383,363

	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $138,441,228)	138,441,228	138,441,228

TOTAL INVESTMENTS — (100.0%) (Cost $9,667,254,443)		$12,997,824,591

As of April 30, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	635	06/18/21	$128,245,616	$132,537,200	$4,291,584

Total Futures Contracts			$128,245,616	$132,537,200	$4,291,584

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,859,383,363	—	—	$12,859,383,363
Temporary Cash Investments	138,441,228	—	—	138,441,228
Futures Contracts**	4,291,584	—	—	4,291,584

TOTAL	$13,002,116,175	—	—	$13,002,116,175

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$504,464,742

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$504,464,742

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$492,838,380

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$492,838,380

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$29,658,975

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$29,658,975

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$761,357,619

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$761,357,619

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (18.1%)
Charter Hall Group	5,149,567	$55,626,991	1.0%
Dexus	11,487,947	90,177,911	1.6%
Goodman Group	18,086,342	263,745,135	4.6%
GPT Group (The) 636586000	21,422,667	76,249,130	1.3%
Mirvac Group	43,033,031	89,165,103	1.6%
Scentre Group	56,973,544	119,244,868	2.1%
Stockland	26,330,833	94,887,721	1.7%
Vicinity Centres	43,300,242	52,915,376	0.9%
Other Securities		246,620,471	4.2%

TOTAL AUSTRALIA		1,088,632,706	19.0%

BELGIUM — (3.3%)
Aedifica SA	375,233	45,837,924	0.8%
Cofinimmo SA	295,859	45,359,081	0.8%
Warehouses De Pauw CVA	1,471,574	51,899,791	0.9%
Other Securities		57,200,573	1.0%

TOTAL BELGIUM		200,297,369	3.5%

CANADA — (5.3%)
# Canadian Apartment Properties REIT	912,082	40,545,223	0.7%
Other Securities		276,283,388	4.8%

TOTAL CANADA		316,828,611	5.5%

CHINA — (0.2%)
Other Securities		11,323,658	0.2%

FRANCE — (4.0%)
Covivio	569,759	50,828,829	0.9%
Gecina SA	507,548	74,293,631	1.3%
Klepierre SA	2,190,146	58,128,919	1.0%
Other Securities		54,806,180	0.9%

TOTAL FRANCE		238,057,559	4.1%

GERMANY — (0.7%)
Other Securities		41,563,584	0.7%

HONG KONG — (4.3%)
# Link REIT	22,565,223	212,859,085	3.7%
Other Securities		46,905,059	0.8%

TOTAL HONG KONG		259,764,144	4.5%

IRELAND — (0.4%)
Other Securities		21,936,173	0.4%

ITALY — (0.1%)
Other Securities		5,336,422	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (25.0%)
Activia Properties, Inc.	7,350	$33,891,820	0.6%
Advance Residence Investment Corp.	14,560	46,371,248	0.8%
# Daiwa House REIT Investment Corp.	21,415	57,353,716	1.0%
GLP J-Reit	44,613	74,840,005	1.3%
Industrial & Infrastructure Fund Investment Corp.	20,630	37,355,189	0.7%
Japan Metropolitan Fund Invest	77,010	75,890,459	1.3%
Japan Prime Realty Investment Corp.	9,285	37,691,686	0.7%
Japan Real Estate Investment Corp.	14,414	89,340,682	1.6%
# Kenedix Office Investment Corp.	4,722	34,770,561	0.6%
Nippon Building Fund, Inc.	16,125	105,828,199	1.8%
Nippon Prologis REIT, Inc.	24,212	77,586,715	1.4%
Nomura Real Estate Master Fund, Inc.	46,633	73,682,784	1.3%
Orix JREIT, Inc.	29,357	51,784,998	0.9%
# Sekisui House Reit, Inc.	45,541	37,893,197	0.7%
United Urban Investment Corp.	33,176	49,527,293	0.9%
Other Securities		619,713,872	10.6%

TOTAL JAPAN		1,503,522,424	26.2%

MALAYSIA — (0.5%)
Other Securities		28,382,595	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion S.A. de C.V.	34,256,947	42,277,912	0.7%
Other Securities		49,322,906	0.9%

TOTAL MEXICO		91,600,818	1.6%

NETHERLANDS — (2.8%)
# Unibail—Rodamco-Westfield	8,828,971	36,023,221	0.6%
* Unibail—Rodamco-Westfield (BFYM460)	1,117,588	92,035,203	1.6%
Other Securities		41,470,961	0.7%

TOTAL NETHERLANDS		169,529,385	2.9%

NEW ZEALAND — (1.3%)
Other Securities		79,192,867	1.4%

SINGAPORE — (9.4%)
Ascendas Real Estate Investment Trust	35,010,180	81,584,861	1.4%
# CapitaLand Mall Trust	49,496,611	79,856,008	1.4%
Mapletree Commercial Trust	23,891,006	39,191,375	0.7%
Mapletree Industrial Trust	18,122,658	38,447,054	0.7%
Mapletree Logistics Trust	31,819,897	47,495,587	0.8%
Other Securities		275,324,174	4.8%

TOTAL SINGAPORE		561,899,059	9.8%

SOUTH AFRICA — (1.8%)
# Growthpoint Properties, Ltd.	37,990,804	38,021,013	0.7%
Other Securities		71,108,061	1.2%

TOTAL SOUTH AFRICA		109,129,074	1.9%

SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,190,383	32,364,758	0.6%
Merlin Properties Socimi SA	4,278,879	47,291,646	0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Security		$6,390,492	0.1%

TOTAL SPAIN		86,046,896	1.5%

TAIWAN — (0.3%)
Other Securities		17,059,518	0.3%

TURKEY — (0.3%)
Other Securities		15,047,391	0.3%

UNITED KINGDOM — (13.3%)
Big Yellow Group P.L.C	2,008,014	33,226,110	0.6%
British Land Co. P.L.C. (The)	10,191,017	73,030,539	1.3%
# Derwent London P.L.C	1,271,431	58,482,565	1.0%
# Hammerson P.L.C	61,511,742	33,878,703	0.6%
Land Securities Group P.L.C	8,117,743	80,893,767	1.4%
Segro P.L.C	13,291,170	184,648,604	3.2%
Tritax Big Box REIT P.L.C	20,548,677	53,998,300	0.9%
UNITE Group P.L.C. (The)	3,341,281	53,754,595	0.9%
Other Securities		229,723,672	4.1%

TOTAL UNITED KINGDOM		801,636,855	14.0%

TOTAL COMMON STOCKS (Cost $4,924,523,837)		5,646,787,108	98.4%

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	31,213,152	361,136,166	6.3%

TOTAL INVESTMENTS—(100.0%) (Cost $5,285,634,036)		$6,007,923,274	104.7%

As of April 30, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	196	06/18/21	$39,673,730	$40,909,120	$1,235,390

Total Futures Contracts			$39,673,730	$40,909,120	$1,235,390

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$599,978	$1,088,032,728	—	$1,088,632,706
Belgium	—	200,297,369	—	200,297,369
Canada	316,828,611	—	—	316,828,611
China	—	11,323,658	—	11,323,658

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$238,057,559	—	$238,057,559
Germany	—	41,563,584	—	41,563,584
Hong Kong	—	259,764,144	—	259,764,144
Ireland	—	21,936,173	—	21,936,173
Italy	—	5,336,422	—	5,336,422
Japan	—	1,503,522,424	—	1,503,522,424
Malaysia	—	28,382,595	—	28,382,595
Mexico	$91,600,818	—	—	91,600,818
Netherlands	—	169,529,385	—	169,529,385
New Zealand	—	79,192,867	—	79,192,867
Singapore	—	561,899,059	—	561,899,059
South Africa	—	109,129,074	—	109,129,074
Spain	—	86,046,896	—	86,046,896
Taiwan	—	17,059,518	—	17,059,518
Turkey	—	15,047,391	—	15,047,391
United Kingdom	—	801,636,855	—	801,636,855
Securities Lending Collateral	—	361,136,166	—	361,136,166
Futures Contracts**	1,235,390	—	—	1,235,390

TOTAL	$410,264,797	$5,598,893,867	—	$6,009,158,664

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (55.7%)
UNITED STATES — (55.7%)
	Alexandria Real Estate Equities, Inc.	588,622	$106,599,444	1.1%
	American Homes 4 Rent, Class A	1,186,265	43,939,271	0.5%
	American Tower Corp.	1,810,314	461,213,698	4.8%
	Apartment Income REIT Corp.	623,693	28,159,741	0.3%
	AvalonBay Communities, Inc.	595,358	114,308,736	1.2%
	Boston Properties, Inc.	631,669	69,073,005	0.7%
	Brixmor Property Group, Inc.	1,242,580	27,759,237	0.3%
	Camden Property Trust.	412,976	49,755,349	0.5%
	Crown Castle International Corp.	1,754,602	331,725,054	3.5%
	CubeSmart	817,598	34,617,099	0.4%
	CyrusOne, Inc.	504,870	36,769,682	0.4%
	Digital Realty Trust, Inc.	1,029,871	158,919,363	1.7%
	Duke Realty Corp.	1,595,075	74,202,889	0.8%
	Equinix, Inc.	361,302	260,412,030	2.7%
	Equity LifeStyle Properties, Inc.	725,843	50,373,504	0.5%
	Equity Residential	1,590,294	118,047,524	1.2%
	Essex Property Trust, Inc.	277,372	80,582,113	0.8%
	Extra Space Storage, Inc.	558,306	83,014,519	0.9%
	Federal Realty Investment Trust	306,103	34,540,663	0.4%
	First Industrial Realty Trust, Inc.	541,190	26,935,026	0.3%
	Gaming and Leisure Properties, Inc.	922,508	42,887,397	0.4%
	Healthpeak Properties, Inc.	2,298,884	78,943,677	0.8%
	Host Hotels & Resorts, Inc.	2,961,527	53,781,330	0.6%
	Invitation Homes, Inc.	2,420,656	84,868,194	0.9%
#	Iron Mountain, Inc.	1,203,218	48,273,106	0.5%
	Kilroy Realty Corp.	438,525	30,056,504	0.3%
	Kimco Realty Corp.	1,799,801	37,795,821	0.4%
	Lamar Advertising Co., Class A.	361,884	35,840,991	0.4%
	Life Storage, Inc.	315,971	30,352,126	0.3%
	Medical Properties Trust, Inc.	2,423,399	53,435,948	0.6%
	Mid-America Apartment Communities, Inc.	488,169	76,803,553	0.8%
	National Retail Properties, Inc.	733,684	34,057,611	0.4%
	Omega Healthcare Investors, Inc..	971,409	36,913,548	0.4%
	Prologis, Inc	3,087,440	359,779,334	3.7%
	Public Storage	665,891	187,221,914	2.0%
	Realty Income Corp.	1,593,474	110,188,727	1.1%
	Regency Centers Corp.	709,222	45,149,047	0.5%
	Rexford Industrial Realty, Inc.	550,843	30,599,329	0.3%
	SBA Communications Corp.	465,813	139,613,472	1.5%
	Simon Property Group, Inc.	1,393,026	169,586,985	1.8%
#	STORE Capital Corp.	1,063,612	38,066,674	0.4%
	Sun Communities, Inc.	467,523	77,996,862	0.8%
	UDR, Inc.	1,265,344	58,775,229	0.6%
	Ventas, Inc.	1,598,887	88,674,273	0.9%
	VEREIT, Inc.	945,047	45,211,058	0.5%
	Vornado Realty Trust	681,037	31,157,443	0.3%
	Welltower, Inc.	1,786,156	134,015,285	1.4%
	WP Carey, Inc.	736,447	55,152,516	0.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$976,840,528	9.9%

TOTAL UNITED STATES		5,382,986,429	56.1%

TOTAL COMMON STOCKS		5,382,986,429	56.1%

		Value†
AFFILIATED INVESTMENT COMPANIES — (43.4%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	684,384,564	3,326,108,983	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	19,908,210	872,377,734	9.1%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		4,198,486,717	43.8%

TOTAL INVESTMENT SECURITIES (Cost $7,776,090,687)		9,581,473,146

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	7,507,649	86,863,504	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $7,862,944,244)		$9,668,336,650	100.8%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,382,937,360	$49,069	—	$5,382,986,429
Affiliated Investment Companies	4,198,486,717	—	—	4,198,486,717
Securities Lending Collateral	—	86,863,504	—	86,863,504

TOTAL	$9,581,424,077	$86,912,573	—	$9,668,336,650

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (8.3%)
# Bank of Queensland, Ltd.	9,304,552	$64,486,608	0.5%
Cleanaway Waste Management, Ltd.	33,503,982	73,451,483	0.6%
Downer EDI, Ltd.	10,342,407	44,678,437	0.4%
IGO, Ltd.	12,206,257	69,746,973	0.6%
OZ Minerals, Ltd.	5,156,423	94,074,460	0.8%
Other Securities		705,465,750	5.5%

TOTAL AUSTRALIA		1,051,903,711	8.4%

AUSTRIA — (1.1%)
Other Securities		134,859,487	1.1%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	364,335	58,255,129	0.5%
Other Securities		154,189,225	1.2%

TOTAL BELGIUM.		212,444,354	1.7%

CANADA — (10.4%)
Alamos Gold, Inc., Class A	7,318,623	58,649,015	0.5%
Canadian Western Bank	1,903,542	52,344,888	0.4%
# Centerra Gold, Inc.	4,794,889	44,237,108	0.4%
iA Financial Corp., Inc.	837,546	47,166,688	0.4%
Linamar Corp.	950,360	55,692,495	0.5%
# Tourmaline Oil Corp.	3,301,772	71,238,655	0.6%
# TransAlta Corp. 89346D958	5,631,938	55,350,292	0.4%
Yamana Gold, Inc.	12,743,274	58,369,306	0.5%
Other Securities		883,034,646	6.9%

TOTAL CANADA.		1,326,083,093	10.6%

CHINA — (0.0%)
Other Securities		1,352,842	0.0%

DENMARK — (2.4%)
* Jyske Bank A.S.	1,162,241	56,605,066	0.4%
Sydbank A.S.	1,555,575	46,371,740	0.4%
Other Securities		199,981,594	1.6%

TOTAL DENMARK		302,958,400	2.4%

FINLAND — (2.6%)
Cargotec Oyj, Class B	859,524	49,774,572	0.4%
Kemira Oyj	2,611,092	42,651,873	0.4%
Konecranes Oyj	1,051,929	48,417,177	0.4%
Metsa Board Oyj	3,941,514	50,148,685	0.4%
Other Securities		133,031,103	1.0%

TOTAL FINLAND		324,023,410	2.6%

FRANCE — (4.2%)
* Elis SA	2,927,943	52,398,635	0.4%
# Rexel SA	3,152,678	61,972,974	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$412,213,881	3.3%

TOTAL FRANCE		526,585,490	4.2%

GERMANY — (6.3%)
Aurubis AG	1,080,610	92,893,046	0.7%
* Commerzbank AG	12,822,650	84,554,593	0.7%
Lanxess AG	1,120,503	82,460,478	0.7%
Other Securities		545,387,373	4.3%

TOTAL GERMANY		805,295,490	6.4%

GREECE — (0.0%)
Other Securities		2,065	0.0%

HONG KONG — (2.6%)
Other Securities		327,218,582	2.6%

IRELAND — (0.1%)
Other Securities		15,515,064	0.1%

ISRAEL — (0.9%)
Other Securities		117,004,084	0.9%

ITALY — (3.6%)
# Banco BPM SpA	17,759,706	50,512,100	0.4%
* Unipol Gruppo SpA	9,915,226	54,187,891	0.4%
Other Securities		353,886,590	2.9%

TOTAL ITALY		458,586,581	3.7%

JAPAN — (20.1%)
Other Securities		2,551,354,045	20.4%

NETHERLANDS — (3.0%)
APERAM SA.	1,083,382	56,073,070	0.5%
ASR Nederland NV	2,674,123	116,793,439	0.9%
# SBM Offshore NV.	4,305,804	74,742,672	0.6%
* Signify NV	957,970	54,402,229	0.4%
Other Securities		81,017,778	0.7%

TOTAL NETHERLANDS.		383,029,188	3.1%

NEW ZEALAND — (0.4%)
Other Securities		44,759,341	0.4%

NORWAY — (0.9%)
Other Securities		113,490,085	0.9%

PORTUGAL — (0.2%)
Other Securities		26,720,582	0.2%

SINGAPORE — (1.0%)
Other Securities		131,221,231	1.0%

SPAIN — (2.3%)
Bankinter SA	8,287,687	45,321,614	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$249,642,436	2.0%

TOTAL SPAIN		294,964,050	2.4%

SWEDEN — (3.6%)
Bure Equity AB	972,895	44,402,957	0.4%
* Peab AB, Class B	3,101,307	44,738,150	0.4%
Other Securities		372,798,281	2.9%

TOTAL SWEDEN		461,939,388	3.7%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	56,898,860	0.5%
Helvetia Holding AG	363,508	43,702,668	0.4%
Siegfried Holding AG	64,976	59,756,184	0.5%
Other Securities		458,736,289	3.5%

TOTAL SWITZERLAND		619,094,001	4.9%

UNITED KINGDOM — (16.0%)
Aggreko P.L.C.	5,041,797	60,072,443	0.5%
Bellway P.L.C.	2,512,616	125,341,985	1.0%
Centamin P.L.C.	29,655,139	43,974,024	0.4%
Close Brothers Group P.L.C.	3,168,810	69,507,474	0.6%
Grafton Group P.L.C.	5,485,861	90,375,572	0.7%
Man Group P.L.C.	19,409,926	45,118,474	0.4%
* Meggitt P.L.C.	8,865,721	57,031,473	0.5%
Paragon Banking Group P.L.C.	6,581,748	42,762,787	0.3%
Redrow P.L.C.	6,726,728	64,208,881	0.5%
* Royal Mail P..L.C.	11,498,732	78,779,845	0.6%
* Travis Perkins P.L.C.	4,856,929	103,138,270	0.8%
Vesuvius P.L.C.	6,981,010	51,838,309	0.4%
Vistry Group P.L.C.	5,828,761	99,635,688	0.8%
Other Securities		1,102,844,439	8.8%

TOTAL UNITED KINGDOM		2,034,629,664	16.3%

UNITED STATES — (0.1%)
Other Security		12,364,650	0.1%

TOTAL COMMON STOCKS		12,277,398,878	98.1%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		33,169,134	0.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		1,481,957	0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$16,990	0.0%

TOTAL RIGHTS/WARRANTS		1,498,947	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,942,559,336)		12,312,066,959

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,200,711	384,132,224	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,326,649,345)		$12,696,199,183	101.5%

As of April 30, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	547	06/18/21	$111,326,551	$114,169,840	$2,843,289

Total Futures Contracts			$111,326,551	$114,169,840	$2,843,289

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,051,903,711	—	$1,051,903,711
Austria	—	134,859,487	—	134,859,487
Belgium	$666,673	211,777,681	—	212,444,354
Canada	1,325,416,520	666,573	—	1,326,083,093
China	—	1,352,842	—	1,352,842
Denmark	—	302,958,400	—	302,958,400
Finland	—	324,023,410	—	324,023,410
France	—	526,585,490	—	526,585,490
Germany	—	805,295,490	—	805,295,490
Greece.	—	2,065	—	2,065
Hong Kong	215,243	327,003,339	—	327,218,582
Ireland	—	15,515,064	—	15,515,064
Israel	205,275	116,798,809	—	117,004,084
Italy.	—	458,586,581	—	458,586,581
Japan	—	2,551,354,045	—	2,551,354,045
Netherlands	—	383,029,188	—	383,029,188
New Zealand	—	44,759,341	—	44,759,341
Norway	—	113,490,085	—	113,490,085
Portugal	—	26,720,582	—	26,720,582
Singapore	—	131,221,231	—	131,221,231
Spain	16,241,106	278,722,944	—	294,964,050
Sweden	2,938,497	459,000,891	—	461,939,388

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$619,094,001	—	$619,094,001
United Kingdom	$18,786,249	2,015,843,415	—	2,034,629,664
United States	12,364,650	—	—	12,364,650
Preferred Stocks
Germany	—	33,169,134	—	33,169,134
Rights/Warrants
Canada	—	1,481,957	—	1,481,957
Singapore	—	16,990	—	16,990
Securities Lending Collateral	—	384,132,224	—	384,132,224
Futures Contracts**	2,843,289	—	—	2,843,289

TOTAL	$1,379,677,502	$11,319,364,970	—	$12,699,042,472

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.3%)
Australia & New Zealand Banking Group, Ltd.	274,007	$6,045,766	0.2%
BHP Group, Ltd.	178,389	6,492,625	0.2%
Commonwealth Bank of Australia	93,348	6,390,284	0.2%
National Australia Bank, Ltd.	308,973	6,322,877	0.2%
Westpac Banking Corp.	357,485	6,888,976	0.2%
Other Securities		203,800,047	5.6%

TOTAL AUSTRALIA		235,940,575	6.6%

AUSTRIA — (0.7%)
Other Securities		26,236,821	0.7%

BELGIUM — (1.2%)
Other Securities		44,275,370	1.2%

CANADA — (10.2%)
Bank of Nova Scotia (The) 064149107	102,743	6,543,702	0.2%
Canadian Natural Resources, Ltd.	515,271	15,653,933	0.5%
First Quantum Minerals, Ltd.	264,260	6,090,783	0.2%
Magna International, Inc.	133,015	12,559,276	0.4%
Royal Bank of Canada 780087953.	73,948	7,057,593	0.2%
Tourmaline Oil Corp.	280,882	6,060,278	0.2%
Other Securities		327,040,621	8.9%

TOTAL CANADA		381,006,186	10.6%

CHINA — (0.0%)
Other Securities		435,042	0.0%

DENMARK — (2.5%)
GN Store Nord A.S.	68,341	6,163,483	0.2%
Pandora A.S.	112,551	12,746,269	0.4%
Other Securities		76,379,582	2.1%

TOTAL DENMARK		95,289,334	2.7%

FINLAND — (1.7%)
Other Securities		62,758,238	1.8%

FRANCE — (6.8%)
Arkema SA	66,054	8,257,862	0.2%
* BNP Paribas SA	106,510	6,829,175	0.2%
* Cie de Saint-Gobain	157,949	9,965,813	0.3%
Cie Generale des Etablissements Michelin SCA	61,296	8,869,567	0.3%
Orange SA	572,131	7,124,869	0.2%
Publicis Groupe SA	107,059	6,928,846	0.2%
# Total SE	308,861	13,650,963	0.4%
Other Securities		193,739,429	5.3%

TOTAL FRANCE.		255,366,524	7.1%

GERMANY — (6.2%)
Allianz SE	36,861	9,569,736	0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayerische Motoren Werke AG	59,479	$5,960,400	0.2%
Brenntag SE	67,385	6,049,466	0.2%
* Commerzbank AG	883,755	5,827,619	0.2%
Daimler AG	115,128	10,246,245	0.3%
KION Group AG	70,652	7,040,280	0.2%
Other Securities		187,390,920	5.1%

TOTAL GERMANY		232,084,666	6.5%

HONG KONG — (2.2%)
Other Securities		83,957,103	2.3%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR.	319,335	15,094,965	0.5%
Other Securities		15,313,207	0.4%

TOTAL IRELAND		30,408,172	0.9%

ISRAEL — (0.9%)
Other Securities		33,988,968	1.0%

ITALY — (3.0%)
Stellantis NV BMD8F9905.	684,296	11,351,075	0.3%
Other Securities		98,968,398	2.8%

TOTAL ITALY.		110,319,473	3.1%

JAPAN — (20.9%)
Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,942,548	0.2%
SoftBank Group Corp.	82,100	7,398,081	0.2%
Toyota Motor Corp.	86,018	6,436,226	0.2%
Other Securities		761,288,668	21.2%

TOTAL JAPAN.		781,065,523	21.8%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	9,650	6,253,951	0.2%
ASR Nederland NV	149,446	6,527,116	0.2%
Koninklijke Ahold Delhaize NV	437,995	11,787,281	0.3%
Randstad NV	97,050	7,002,365	0.2%
* Signify NV	139,981	7,949,391	0.2%
Other Securities		91,132,409	2.5%

TOTAL NETHERLANDS		130,652,513	3.6%

NEW ZEALAND — (0.5%)
Other Securities		18,798,113	0.5%

NORWAY — (0.9%)
Other Securities		34,118,571	1.0%

PORTUGAL — (0.2%)
Other Securities		7,043,911	0.2%

SINGAPORE — (0.8%)
Other Securities		30,389,711	0.8%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.8%)
Banco Santander SA	1,654,793	$6,383,449	0.2%
Other Securities		62,757,854	1.7%

TOTAL SPAIN		69,141,303	1.9%

SWEDEN — (3.5%)
Other Securities		130,587,002	3.6%

SWITZERLAND — (6.5%)
Georg Fischer AG	4,182	5,863,890	0.2%
Julius Baer Group, Ltd.	99,709	6,275,428	0.2%
Nestle SA	126,847	15,136,740	0.4%
Novartis AG, Sponsored ADR	70,669	6,023,826	0.2%
Zurich Insurance Group AG	14,535	5,963,107	0.2%
Other Securities		203,717,024	5.6%

TOTAL SWITZERLAND		242,980,015	6.8%

UNITED KINGDOM — (13.2%)
BP P.L.C.	2,030,060	8,498,532	0.2%
* BT Group P.L.C.	3,790,698	8,646,365	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	320,826	10,016,188	0.3%
* Kingfisher P.L.C.	1,314,662	6,490,041	0.2%
# Rio Tinto P.L.C., Sponsored ADR	73,351	6,239,236	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	301,345	10,791,164	0.3%
* Royal Mail P.L.C.	918,004	6,289,408	0.2%
Other Securities		436,446,300	12.1%

TOTAL UNITED KINGDOM.		493,417,234	13.8%

UNITED STATES — (0.1%)
Other Securities		3,287,438	0.1%

TOTAL COMMON STOCKS		3,533,547,806	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	26,356	6,862,034	0.2%
Other Securities		13,957,394	0.4%

TOTAL GERMANY		20,819,428	0.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		339,969	0.0%

FRANCE — (0.0%)
Other Security		277,681	0.0%

SWITZERLAND — (0.0%)
Other Securities		32,045	0.0%

TOTAL RIGHTS/WARRANTS		649,695	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,539,755,442)		3,555,016,929

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	16,277,595	$188,331,775	5.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,728,068,478)		$3,743,348,704	104.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,868	$235,712,707	—	$235,940,575
Austria	—	26,236,821	—	26,236,821
Belgium	1,341,264	42,934,106	—	44,275,370
Canada	379,941,515	1,064,671	—	381,006,186
China	—	435,042	—	435,042
Denmark	—	95,289,334	—	95,289,334
Finland	—	62,758,238	—	62,758,238
France	350,932	255,015,592	—	255,366,524
Germany	8,439,460	223,645,206	—	232,084,666
Hong Kong	386,111	83,570,992	—	83,957,103
Ireland	15,162,257	15,245,915	—	30,408,172
Israel	2,170,669	31,818,299	—	33,988,968
Italy	6,074,037	104,245,436	—	110,319,473
Japan	14,771,336	766,294,187	—	781,065,523
Netherlands.	12,090,489	118,562,024	—	130,652,513
New Zealand	11,421	18,786,692	—	18,798,113
Norway	474,628	33,643,943	—	34,118,571
Portugal	—	7,043,911	—	7,043,911
Singapore	—	30,389,711	—	30,389,711
Spain	3,771,659	65,369,644	—	69,141,303
Sweden	231,631	130,355,371	—	130,587,002
Switzerland	15,523,258	227,456,757	—	242,980,015
United Kingdom	53,523,739	439,893,495	—	493,417,234
United States	1,118,281	2,169,157	—	3,287,438
Preferred Stocks
Germany	—	20,819,428	—	20,819,428
Rights/Warrants
Canada	—	339,969	—	339,969
France	—	277,681	—	277,681
Switzerland	—	32,045	—	32,045
Securities Lending Collateral	—	188,331,775	—	188,331,775

TOTAL	$515,610,555	$3,227,738,149	—	$3,743,348,704

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	252,734	$9,198,477	0.5%
# BHP Group, Ltd., Sponsored ADR	261,477	19,025,066	0.9%
CSL, Ltd.	111,841	23,362,960	1.2%
Wesfarmers, Ltd.	252,587	10,529,337	0.5%
Other Securities		73,373,933	3.6%

TOTAL AUSTRALIA		135,489,773	6.7%

AUSTRIA — (0.1%)
Other Security.		1,599,961	0.1%

BELGIUM — (0.8%)
Other Securities		16,064,896	0.8%

CANADA — (8.7%)
Canadian National Railway Co.	103,129	11,102,844	0.6%
Canadian Natural Resources, Ltd.	324,929	9,862,995	0.5%
National Bank of Canada	138,986	10,104,372	0.5%
Royal Bank of Canada 780087953	171,450	16,363,177	0.8%
TC Energy Corp.	200,669	9,927,740	0.5%
Other Securities		126,644,461	6.3%

TOTAL CANADA		184,005,589	9.2%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	490,008	36,146,638	1.8%
Other Securities		8,825,215	0.4%

TOTAL DENMARK		44,971,853	2.2%

FINLAND — (0.8%)
Other Securities		18,109,377	0.9%

FRANCE — (9.0%)
* Airbus SE	114,996	13,829,378	0.7%
Capgemini SE.	69,217	12,683,797	0.6%
# Kering SA	15,012	12,029,287	0.6%
Legrand SA	102,082	9,936,648	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	44,560,660	2.2%
Orange SA.	858,720	10,693,823	0.5%
Other Securities		88,123,791	4.4%

TOTAL FRANCE.		191,857,384	9.5%

GERMANY — (7.2%)
* Adidas AG	32,418	10,012,650	0.5%
Bayer AG	202,852	13,126,210	0.7%
Deutsche Boerse AG	55,013	9,480,130	0.5%
Deutsche Post AG	218,448	12,865,965	0.6%
Deutsche Telekom AG	837,113	16,110,269	0.8%
E.ON SE	886,740	10,692,159	0.5%
SAP SE	98,555	13,799,735	0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$66,050,060	3.3%

TOTAL GERMANY		152,137,178	7.6%

HONG KONG — (2.6%)
Hong Kong Exchanges & Clearing, Ltd.	293,437	17,697,486	0.9%
Techtronic Industries Co., Ltd.	571,500	10,369,731	0.5%
Other Securities		26,521,801	1.3%

TOTAL HONG KONG.		54,589,018	2.7%

IRELAND — (0.5%)
Other Securities		11,436,410	0.6%

ISRAEL — (0.3%)
Other Securities		7,221,261	0.4%

ITALY — (1.9%)
Enel SpA.	1,249,672	12,408,402	0.6%
Other Securities		28,348,099	1.4%

TOTAL ITALY.		40,756,501	2.0%

JAPAN — (21.3%)
Daikin Industries, Ltd.	49,600	10,005,047	0.5%
Hitachi, Ltd.	263,500	13,042,648	0.7%
KDDI Corp.	456,200	13,790,669	0.7%
Nintendo Co., Ltd.	25,600	14,685,511	0.7%
Recruit Holdings Co., Ltd.	228,100	10,284,454	0.5%
SoftBank Group Corp.	427,500	38,522,285	1.9%
Sony Group Corp.	328,700	32,863,065	1.6%
Tokyo Electron, Ltd.	33,900	15,396,962	0.8%
Other Securities		303,740,095	15.1%

TOTAL JAPAN		452,330,736	22.5%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	42,839	27,763,956	1.4%
Koninklijke Ahold Delhaize NV	441,808	11,889,897	0.6%
Wolters Kluwer NV	134,420	12,158,423	0.6%
Other Securities		23,045,942	1.1%

TOTAL NETHERLANDS		74,858,218	3.7%

NEW ZEALAND — (0.2%)
Other Securities		4,740,818	0.2%

NORWAY — (0.6%)
Other Securities		13,058,582	0.6%

PORTUGAL — (0.1%)
Other Security		1,149,087	0.1%

SINGAPORE — (0.8%)
Other Securities		17,528,706	0.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SPAIN — (2.1%)
Other Securities		$43,968,832	2.2%

SWEDEN — (3.0%)
Other Securities		63,539,109	3.2%

SWITZERLAND — (8.1%)
Nestle SA	290,751	34,695,518	1.7%
Partners Group Holding AG	7,501	10,684,926	0.5%
Roche Holding AG 711038901	183,630	59,891,950	3.0%
Sika AG	36,778	10,984,211	0.5%
Other Securities		56,508,093	2.9%

TOTAL SWITZERLAND		172,764,698	8.6%

UNITED KINGDOM — (12.8%)
Ashtead Group P.L.C.	224,550	14,427,544	0.7%
AstraZeneca P.L.C.	67,346	7,168,569	0.4%
# AstraZeneca P.L.C., Sponsored ADR	404,778	21,481,568	1.1%
BAE Systems P.L.C.	1,398,751	9,770,597	0.5%
* BT Group P.L.C.	4,194,930	9,568,395	0.5%
Diageo P.L.C.	80,730	3,624,080	0.2%
Diageo P.L.C., Sponsored ADR	106,135	19,035,312	0.9%
Ferguson P.L.C.	94,077	11,865,584	0.6%
Rio Tinto P.L.C.	18,329	1,535,185	0.1%
# Rio Tinto P.L.C., Sponsored ADR	251,488	21,391,569	1.1%
SSE P.L.C.	474,042	9,610,501	0.5%
Unilever P.L.C., Sponsored ADR	508,666	29,868,867	1.5%
Other Securities		111,950,264	5.4%

TOTAL UNITED KINGDOM		271,298,035	13.5%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		1,973,476,036	98.2%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Volkswagen AG	46,952	12,224,397	0.6%
Other Securities		7,520,638	0.4%

TOTAL GERMANY		19,745,035	1.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		165,994	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,555,409,300)		1,993,387,065

		Value†
SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	11,415,868	132,081,588	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $1,687,486,317)		$2,125,468,653	105.8%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2021, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	26	06/18/21	$5,377,263	$5,426,720	$49,457

Total Futures Contracts.			$5,377,263	$5,426,720	$49,457

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,025,066	$116,464,707	—	$135,489,773
Austria	—	1,599,961	—	1,599,961
Belgium	—	16,064,896	—	16,064,896
Canada	184,005,589	—	—	184,005,589
Denmark	—	44,971,853	—	44,971,853
Finland	—	18,109,377	—	18,109,377
France	764,967	191,092,417	—	191,857,384
Germany	—	152,137,178	—	152,137,178
Hong Kong	—	54,589,018	—	54,589,018
Ireland	3,980,701	7,455,709	—	11,436,410
Israel	2,970,134	4,251,127	—	7,221,261
Italy	3,892,874	36,863,627	—	40,756,501
Japan	1,346,114	450,984,622	—	452,330,736
Netherlands	27,763,956	47,094,262	—	74,858,218
New Zealand	—	4,740,818	—	4,740,818
Norway	—	13,058,582	—	13,058,582
Portugal	—	1,149,087	—	1,149,087
Singapore	—	17,528,706	—	17,528,706
Spain	—	43,968,832	—	43,968,832
Sweden	—	63,539,109	—	63,539,109
Switzerland	7,483,069	165,281,629	—	172,764,698
United Kingdom	105,726,764	165,571,271	—	271,298,035
United States	14	—	—	14
Preferred Stocks
Germany	—	19,745,035	—	19,745,035
Rights/Warrants
France	—	165,994	—	165,994
Securities Lending Collateral	—	132,081,588	—	132,081,588
Futures Contracts**	49,457	—	—	49,457

TOTAL	$357,008,705	$1,768,509,405	—	$2,125,518,110

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$178,863,566
Investment in Dimensional Emerging Markets Value Fund		101,579,272
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	1,418,180	30,334,869

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,862,143)		$310,777,707

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$310,777,707	—	—	$310,777,707

TOTAL	$310,777,707	—	—	$310,777,707

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (4.3%)
BHP Group, Ltd.	352,621	$12,833,953	0.3%
Commonwealth Bank of Australia	92,899	6,359,547	0.2%
Fortescue Metals Group, Ltd.	379,329	6,562,889	0.2%
Other Securities		153,308,454	3.7%

TOTAL AUSTRALIA		179,064,843	4.4%

AUSTRIA — (0.4%)
Other Securities		16,290,634	0.4%

BELGIUM — (0.7%)
Other Securities		30,912,802	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	12,604,016	0.3%
Other Securities		41,065,993	1.0%

TOTAL BRAZIL		53,670,009	1.3%

CANADA — (6.7%)
Magna International, Inc.	90,521	8,546,993	0.2%
# National Bank of Canada	93,086	6,767,412	0.2%
Royal Bank of Canada 780087102	97,598	9,310,849	0.2%
# Royal Bank of Canada 780087953	120,786	11,527,808	0.3%
Other Securities		246,580,014	6.1%

TOTAL CANADA		282,733,076	7.0%

CHILE — (0.2%)
Other Securities		6,607,436	0.2%

CHINA — (9.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	44,024	10,167,343	0.3%
China Construction Bank Corp., Class H	10,450,000	8,248,619	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,577,639	0.3%
Tencent Holdings, Ltd.	442,200	35,275,174	0.9%
Other Securities		351,043,249	8.5%

TOTAL CHINA.		414,312,024	10.2%

COLOMBIA — (0.0%)
Other Securities		2,123,841	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		958,126	0.0%

DENMARK — (1.5%)
Novo Nordisk A.S., Class B	144,089	10,629,077	0.3%
Other Securities		51,012,553	1.2%

TOTAL DENMARK		61,641,630	1.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
EGYPT — (0.0%)
Other Securities		$230,603	0.0%

FINLAND — (1.1%)
Other Securities		47,421,131	1.2%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	16,430,566	0.4%
Orange SA	535,579	6,669,680	0.2%
# Total SE	225,223	9,954,351	0.3%
Vinci SA	66,251	7,269,702	0.2%
Other Securities		178,014,761	4.3%

TOTAL FRANCE		218,339,060	5.4%

GERMANY — (4.3%)
Bayerische Motoren Werke AG	72,976	7,312,937	0.2%
Daimler AG	113,029	10,059,436	0.3%
Deutsche Telekom AG	371,759	7,154,515	0.2%
Other Securities		158,339,857	3.8%

TOTAL GERMANY		182,866,745	4.5%

GREECE — (0.1%)
Other Securities		2,234,408	0.1%

HONG KONG — (1.6%)
AIA Group, Ltd.	608,200	7,719,622	0.2%
Other Securities		60,132,140	1.5%

TOTAL HONG KONG		67,851,762	1.7%

HUNGARY — (0.1%)
Other Securities		2,689,156	0.1%

INDIA — (3.5%)
Infosys, Ltd.	347,300	6,284,928	0.2%
Reliance Industries, Ltd.	235,961	6,343,824	0.2%
Other Securities		134,847,944	3.2%

TOTAL INDIA.		147,476,696	3.6%

INDONESIA — (0.4%)
Other Securities		16,967,647	0.4%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR.	228,603	10,806,064	0.3%
Other Securities		17,338,554	0.4%

TOTAL IRELAND		28,144,618	0.7%

ISRAEL — (0.5%)
Other Securities		22,285,112	0.5%

ITALY — (1.8%)
Stellantis NV BMD8F9905.	468,041	7,763,839	0.2%
Other Securities		68,566,508	1.7%

TOTAL ITALY		76,330,347	1.9%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
JAPAN — (13.8%)
SoftBank Group Corp.	138,244	$12,457,251	0.3%
Sony Group Corp.	104,000	10,397,806	0.3%
Toyota Motor Corp.	226,063	16,915,014	0.4%
Other Securities		542,036,038	13.3%

TOTAL JAPAN		581,806,109	14.3%

MALAYSIA — (0.6%)
Other Securities		23,221,127	0.6%

MEXICO — (0.7%)
Other Securities		27,935,303	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV N07059210.	20,610	13,357,341	0.3%
Koninklijke Ahold Delhaize NV	261,210	7,029,653	0.2%
Other Securities		67,557,917	1.7%

TOTAL NETHERLANDS.		87,944,911	2.2%

NEW ZEALAND — (0.3%)
Other Securities		14,178,774	0.4%

NORWAY — (0.6%)
Other Securities		26,110,661	0.6%

PERU — (0.0%)
Other Securities		266,076	0.0%

PHILIPPINES — (0.2%)
Other Securities		9,170,606	0.2%

POLAND — (0.2%)
Other Securities		10,344,885	0.3%

PORTUGAL — (0.1%)
Other Securities		5,119,976	0.1%

QATAR — (0.1%)
Other Securities		5,418,635	0.1%

RUSSIA — (0.2%)
Other Securities		8,600,485	0.2%

SAUDI ARABIA — (0.7%)
Other Securities		28,976,258	0.7%

SINGAPORE — (0.6%)
Other Securities		24,609,537	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		66,283,052	1.6%

SOUTH KOREA — (4.7%)
LG Electronics, Inc.	46,957	6,597,087	0.2%
Samsung Electronics Co., Ltd.	661,530	48,215,931	1.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
SK Hynix, Inc.	79,671	$9,088,969	0.3%
Other Securities		131,986,306	3.1%

TOTAL SOUTH KOREA		195,888,293	4.8%

SPAIN — (1.3%)
Iberdrola SA	567,779	7,672,934	0.2%
Other Securities		48,108,388	1.2%

TOTAL SPAIN		55,781,322	1.4%

SWEDEN — (2.3%)
Volvo AB, Class B	272,897	6,664,300	0.2%
Other Securities		88,864,855	2.2%

TOTAL SWEDEN		95,529,155	2.4%

SWITZERLAND — (4.5%)
Nestle SA	285,492	34,067,958	0.9%
Novartis AG	100,236	8,553,774	0.2%
Roche Holding AG 711038901	58,789	19,174,361	0.5%
Other Securities		128,602,406	3.1%

TOTAL SWITZERLAND		190,398,499	4.7%

TAIWAN — (5.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	24,639,740	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	129,369	15,102,537	0.4%
Other Securities		187,302,862	4.6%

TOTAL TAIWAN.		227,045,139	5.6%

THAILAND — (0.7%)
Other Securities		28,873,297	0.7%

TURKEY — (0.2%)
Other Securities		8,134,508	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		4,795,049	0.1%

UNITED KINGDOM — (8.9%)
# AstraZeneca P.L.C., Sponsored ADR	149,455	7,931,577	0.2%
# BHP Group P.L.C., ADR	109,958	6,652,459	0.2%
BP P.L.C., Sponsored ADR	305,930	7,697,199	0.2%
* BT Group P.L.C.	2,747,043	6,265,848	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	230,666	7,201,393	0.2%
# Rio Tinto P.L.C., Sponsored ADR	172,914	14,708,065	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	12,368,273	0.3%
Unilever P.L.C., Sponsored ADR	123,174	7,232,777	0.2%
Vodafone Group P.L.C.	3,655,899	6,899,408	0.2%
Other Securities		297,604,616	7.1%

TOTAL UNITED KINGDOM		374,561,615	9.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$3,162,163	0.1%

TOTAL COMMON STOCKS		3,965,307,141	97.8%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.3%)
Other Securities		11,266,261	0.3%

CHILE — (0.0%)
Other Securities		229,281	0.0%

COLOMBIA — (0.0%)
Other Securities		252,820	0.0%

GERMANY — (0.5%)
Volkswagen AG	27,539	7,170,039	0.2%
Other Securities		11,954,962	0.3%

TOTAL GERMANY		19,125,001	0.5%

PHILIPPINES — (0.0%)
Other Security		51,522	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,615	0.0%

TOTAL PREFERRED STOCKS.		30,926,500	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		106,840	0.0%

FRANCE — (0.0%)
Other Security		234,579	0.0%

INDIA — (0.0%)
Other Security		737	0.0%

MALAYSIA — (0.0%)
Other Securities		6,621	0.0%

SOUTH KOREA — (0.0%)
Other Security		12,692	0.0%

TAIWAN — (0.0%)
Other Securities		6,739	0.0%

THAILAND — (0.0%)
Other Securities		28,254	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Securities		$39,369	0.0%

TOTAL RIGHTS/WARRANTS		435,831	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,000,889,255)		3,996,669,472

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	17,974,951	207,970,181	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,208,838,689)		$4,204,639,653	103.7%

As of April 30, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$34,684,571	$36,108,560	$1,423,989

Total Futures Contracts			$34,684,571	$36,108,560	$1,423,989

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,152,394	$177,912,449	—	$179,064,843
Austria	—	16,290,634	—	16,290,634
Belgium	270,086	30,642,716	—	30,912,802
Brazil	53,670,009	—	—	53,670,009
Canada	281,952,570	780,506	—	282,733,076
Chile	6,607,436	—	—	6,607,436
China	47,829,721	366,482,303	—	414,312,024
Colombia	2,123,841	—	—	2,123,841
Czech Republic	—	958,126	—	958,126
Denmark	—	61,641,630	—	61,641,630
Egypt	107,616	122,987	—	230,603
Finland	—	47,421,131	—	47,421,131
France	844,166	217,494,894	—	218,339,060
Germany	1,121,018	181,745,727	—	182,866,745
Greece	—	2,234,408	—	2,234,408
Hong Kong	646,727	67,205,035	—	67,851,762
Hungary	—	2,689,156	—	2,689,156
India	3,014,190	144,462,506	—	147,476,696
Indonesi	140,678	16,826,969	—	16,967,647
Ireland	10,819,287	17,325,331	—	28,144,618
Israel	2,645,877	19,639,235	—	22,285,112
Italy	651,287	75,679,060	—	76,330,347

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$5,515,232	$576,290,877	—	$581,806,109
Malaysia	2,358	23,218,769	—	23,221,127
Mexico	27,935,102	201	—	27,935,303
Netherlands	14,061,750	73,883,161	—	87,944,911
New Zealand	—	14,178,774	—	14,178,774
Norway	189,124	25,921,537	—	26,110,661
Peru	266,076	—	—	266,076
Philippines	21,982	9,148,624	—	9,170,606
Poland	—	10,344,885	—	10,344,885
Portugal	—	5,119,976	—	5,119,976
Qatar	—	5,418,635	—	5,418,635
Russia	3,769,417	4,831,068	—	8,600,485
Saudi Arabia	61,415	28,914,843	—	28,976,258
Singapore	—	24,609,537	—	24,609,537
South Africa	7,429,020	58,854,032	—	66,283,052
South Korea	1,222,600	194,665,693	—	195,888,293
Spain	954,957	54,826,365	—	55,781,322
Sweden	137,263	95,391,892	—	95,529,155
Switzerland	9,005,421	181,393,078	—	190,398,499
Taiwan	15,312,062	211,733,077	—	227,045,139
Thailand	28,873,297	—	—	28,873,297
Turkey	31,434	8,103,074	—	8,134,508
United Arab Emirates	—	4,795,049	—	4,795,049
United Kingdom	83,427,985	291,133,630	—	374,561,615
United States	2,042,684	1,119,479	—	3,162,163
Preferred Stocks
Brazil	11,266,261	—	—	11,266,261
Chile	229,281	—	—	229,281
Colombia	252,820	—	—	252,820
Germany	—	19,125,001	—	19,125,001
Philippines	51,522	—	—	51,522
South Korea	—	1,615	—	1,615
Rights/Warrants
Canada	—	106,840	—	106,840
France	—	234,579	—	234,579
India	737	—	—	737
Malaysia	—	6,621	—	6,621
South Korea	—	12,692	—	12,692
Taiwan	—	6,739	—	6,739
Thailand	—	28,254	—	28,254
Turkey	—	39,369	—	39,369
Securities Lending Collateral	—	207,970,181	—	207,970,181
Futures Contracts**	1,423,989	—	—	1,423,989

TOTAL	$627,080,692	$3,578,982,950	—	$4,206,063,642

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	17,156,165	$579,192,149
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	18,978,762	302,331,676
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,029,619	131,876,604

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $652,490,829)		$1,013,400,429

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $107,914)	107,914	107,914

TOTAL INVESTMENTS — (100.0%) (Cost $652,598,743)		$1,013,508,343

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,013,400,429	—	—	$1,013,400,429
Temporary Cash Investments	107,914	—	—	107,914

TOTAL.	$1,013,508,343	—	—	$1,013,508,343

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	5,754,474	$178,388,690
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,998,873	95,562,043
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	2,594,845	68,036,853

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $197,762,758)		$341,987,586

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	578,895	ILS	1,878,904	Citibank, N.A.	05/07/21	$464
ILS	98,601	USD	30,172	Citibank, N.A.	05/07/21	183
USD	2,934,538	SEK	24,728,234	Bank of America Corp.	05/24/21	12,999
USD	16,656,951	HKD	129,270,995	ANZ Securities	06/10/21	13,162
USD	107,475	DKK	659,928	Citibank, N.A.	06/28/21	683
USD	18,797,333	JPY	2,042,593,987	JP Morgan	06/29/21	99,343

Total Appreciation						$126,834
USD	299,805	CAD	374,595	Citibank, N.A.	05/03/21	$(4,955)
CAD	3,988,658	USD	3,246,536	Citibank, N.A.	05/03/21	(1,482)
CAD	3,500,000	USD	2,849,140	Royal Bank of Canada	05/03/21	(1,643)
USD	5,629,831	CAD	7,114,063	UBS AG	05/03/21	(157,960)
JPY	2,119,688,749	USD	19,498,383	JP Morgan	05/06/21	(103,299)
USD	19,217,427	JPY	2,119,688,749	State Street Bank and Trust	05/06/21	(177,657)
USD	66,706	ILS	218,994	Citibank, N.A.	05/07/21	(712)
USD	5,640,626	AUD	7,395,966	Citibank, N.A.	05/13/21	(57,061)
USD	11,146,883	GBP	8,121,424	State Street Bank and Trust	05/14/21	(69,412)
USD	23,448,242	EUR	19,785,709	State Street Bank and Trust	05/20/21	(346,514)
USD	1,755,393	DKK	11,080,967	Bank of America Corp.	06/28/21	(37,771)
USD	5,639,077	CHF	5,282,604	Bank of New York Mellon Corp.	07/02/21	(154,396)

Total (Depreciation)						$(1,112,862)

Total Appreciation (Depreciation)						$(986,028)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	22	06/18/21	$4,336,666	$4,591,840	$255,174

Total Futures Contracts.			$4,336,666	$4,591,840	$255,174

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$341,987,586	—	—	$341,987,586
Forward Currency Contracts**	—	$(986,028)	—	(986,028)
Futures Contracts**	255,174	—	—	255,174

TOTAL	$342,242,760	$(986,028)	—	$341,256,732

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$6,437,346,284

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,437,346,284

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$5,431,086,103

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$5,431,086,103

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund.	$15,141,866,319

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$15,141,866,319

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.0%)
BELGIUM — (0.0%)
Other Security		$4,254,824	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,222,810	68,988,119	0.2%
Vale SA	15,734,370	315,785,209	1.1%
Other Securities		734,469,861	2.4%

TOTAL BRAZIL		1,119,243,189	3.7%

CHILE — (0.7%)
Other Securities		200,197,958	0.7%

CHINA — (32.3%)
* Alibaba Group Holding, Ltd.	4,796,300	138,649,979	0.5%
* Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	584,056,383	2.0%
ANTA Sports Products, Ltd.	4,074,000	72,673,643	0.3%
* Baidu, Inc., Sponsored ADR.	658,661	138,536,168	0.5%
Bank of China, Ltd., Class H	204,333,702	81,068,980	0.3%
BYD Co., Ltd., Class H	3,215,300	66,860,613	0.2%
China Construction Bank Corp., Class H	333,485,302	263,233,813	0.9%
China Merchants Bank Co., Ltd., Class H	19,175,646	154,026,671	0.5%
China Petroleum & Chemical Corp., Class H	144,228,400	71,134,258	0.3%
China Resources Land, Ltd.	14,554,610	68,145,710	0.2%
Country Garden Services Holdings Co., Ltd	6,150,673	64,433,506	0.2%
Geely Automobile Holdings, Ltd.	29,475,000	76,773,288	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	265,967,725	172,584,198	0.6%
* JD.com, Inc., ADR	933,460	72,212,466	0.3%
Kweichow Moutai Co., Ltd., Class A	194,274	60,019,297	0.2%
Lenovo Group, Ltd.	63,424,000	86,659,626	0.3%
Li Ning Co., Ltd.	7,957,583	64,581,209	0.2%
* Meituan, Class B	2,906,500	111,244,204	0.4%
NetEase, Inc., ADR	1,143,858	128,180,727	0.4%
* NIO, Inc., ADR	2,391,232	95,266,683	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	329,324,684	1.1%
Sunac China Holdings, Ltd.	16,028,000	62,168,774	0.2%
Tencent Holdings, Ltd.	16,149,900	1,288,309,677	4.3%
* Vipshop Holdings, Ltd., ADR.	2,764,506	85,063,850	0.3%
Yum China Holdings, Inc.	1,322,585	83,217,048	0.3%
Other Securities		5,464,877,006	17.7%

TOTAL CHINA.		9,883,302,461	32.8%

COLOMBIA — (0.1%)
Other Securities		44,340,898	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		29,155,354	0.1%

EGYPT — (0.0%)
Other Securities		14,579,286	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GREECE — (0.2%)
Other Securities		$59,176,945	0.2%

HONG KONG — (0.1%)
Other Securities		16,211,746	0.1%

HUNGARY — (0.2%)
Other Securities		66,663,417	0.2%

INDIA — (10.9%)
* HDFC Bank, Ltd.	5,989,118	113,841,409	0.4%
Housing Development Finance Corp., Ltd.	2,699,140	88,375,837	0.3%
* ICICI Bank, Ltd., Sponsored ADR.	3,720,888	60,650,474	0.2%
Infosys, Ltd.	7,880,895	142,616,915	0.5%
Infosys, Ltd., Sponsored ADR	4,478,604	80,973,160	0.3%
Reliance Industries, Ltd.	8,904,074	239,386,508	0.8%
Tata Consultancy Services, Ltd.	2,397,225	98,243,500	0.3%
Other Securities		2,515,888,883	8.3%

TOTAL INDIA.		3,339,976,686	11.1%

INDONESIA — (1.5%)
Other Securities		449,444,086	1.5%

MALAYSIA — (1.7%)
Other Securities		527,334,061	1.7%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	15,881,225	72,032,727	0.3%
Other Securities		600,975,686	1.9%

TOTAL MEXICO.		673,008,413	2.2%

PERU — (0.1%)
Other Securities		21,363,967	0.1%

PHILIPPINES — (0.8%)
Other Securities		229,698,142	0.8%

POLAND — (0.7%)
Other Securities		224,566,900	0.7%

QATAR — (0.3%)
Other Securities		76,568,994	0.3%

RUSSIA — (0.9%)
Other Securities		269,786,820	0.9%

SAUDI ARABIA — (2.3%)
Al Rajhi Bank	2,611,994	68,771,792	0.2%
Other Securities		638,278,905	2.1%

TOTAL SAUDI ARABIA		707,050,697	2.3%

SOUTH AFRICA — (4.4%)
Impala Platinum Holdings, Ltd.	4,068,604	76,026,090	0.3%
#* MTN Group, Ltd.	12,329,968	78,008,141	0.3%
Naspers, Ltd., Class N	433,555	98,668,440	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$1,085,015,274	3.5%

TOTAL SOUTH AFRICA.		1,337,717,945	4.4%

SOUTH KOREA — (14.6%)
Kia Corp.	855,441	59,335,415	0.2%
LG Chem, Ltd.	83,389	69,612,084	0.3%
LG Electronics, Inc.	755,269	106,109,324	0.4%
POSCO	186,218	60,858,768	0.2%
Samsung Electronics Co., Ltd.	17,111,392	1,247,171,999	4.2%
SK Hynix, Inc.	1,804,846	205,899,129	0.7%
Other Securities		2,717,204,513	8.8%

TOTAL SOUTH KOREA		4,466,191,232	14.8%

TAIWAN — (16.3%)
Hon Hai Precision Industry Co., Ltd.	22,280,403	91,595,764	0.3%
MediaTek, Inc.	1,961,823	82,244,645	0.3%
# Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	872,702,782	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,788,624	442,283,966	1.5%
Other Securities		3,483,879,085	11.5%

TOTAL TAIWAN		4,972,706,242	16.5%

THAILAND — (2.1%)
Other Securities		649,134,417	2.2%

TURKEY — (0.5%)
Other Securities		165,743,861	0.6%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		84,795,127	0.3%

UNITED KINGDOM — (0.0%)
Other Security		979,634	0.0%

TOTAL COMMON STOCKS		29,633,193,302	98.3%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA	22,151,183	96,319,243	0.3%
Other Securities		150,544,178	0.5%

TOTAL BRAZIL		246,863,421	0.8%

CHILE — (0.0%)
Other Securities		4,936,075	0.0%

COLOMBIA — (0.1%)
Other Securities		9,624,057	0.1%

PHILIPPINES — (0.0%)
Other Security		1,110,044	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$263,247	0.0%

TOTAL PREFERRED STOCKS		262,796,844	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		13,805	0.0%

INDONESIA — (0.0%)
Other Security		40,402	0.0%

MALAYSIA — (0.0%)
Other Securities		125,988	0.0%

SOUTH KOREA — (0.0%)
Other Securities		286,784	0.0%

TAIWAN — (0.0%)
Other Securities		112,497	0.0%

THAILAND — (0.0%)
Other Securities		455,785	0.0%

TURKEY — (0.0%)
Other Security		1,183,241	0.0%

TOTAL RIGHTS/WARRANTS		2,218,502	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,172,294,243)		29,898,208,648

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	56,562,250	654,425,234	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $19,826,645,928)		$30,552,633,882	101.4%

As of April 30, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,161	06/18/21	$230,226,639	$242,323,920	$12,097,281

Total Futures Contracts			$230,226,639	$242,323,920	$12,097,281

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$4,254,824	—	$4,254,824
Brazil	$1,119,243,189	—	—	1,119,243,189
Chile	200,197,958	—	—	200,197,958
China	1,604,459,244	8,278,843,217	—	9,883,302,461
Colombia	44,340,898	—	—	44,340,898
Czech Republic	—	29,155,354	—	29,155,354
Egypt	548,277	14,031,009	—	14,579,286
Greece.	—	59,176,945	—	59,176,945
Hong Kong	10,845,770	5,365,976	—	16,211,746
Hungary	—	66,663,417	—	66,663,417
India	167,719,278	3,172,257,408	—	3,339,976,686
Indonesia	14,564,498	434,879,588	—	449,444,086
Malaysia	68,905	527,265,156	—	527,334,061
Mexico	672,986,178	22,235	—	673,008,413
Peru	21,363,967	—	—	21,363,967
Philippines	4,571,628	225,126,514	—	229,698,142
Poland	3,488	224,563,412	—	224,566,900
Qatar	—	76,568,994	—	76,568,994
Russia	20,100,043	249,686,777	—	269,786,820
Saudi Arabia.	1,910,281	705,140,416	—	707,050,697
South Africa	142,689,512	1,195,028,433	—	1,337,717,945
South Korea	82,376,317	4,383,814,915	—	4,466,191,232
Taiwan	457,202,026	4,515,504,216	—	4,972,706,242
Thailand	649,134,417	—	—	649,134,417
Turkey	1,156,501	164,587,360	—	165,743,861
United Arab Emirates	—	84,795,127	—	84,795,127
United Kingdom	—	979,634	—	979,634
Preferred Stocks
Brazil	246,863,421	—	—	246,863,421
Chile	4,936,075	—	—	4,936,075
Colombia	9,624,057	—	—	9,624,057
Philippines	1,110,044	—	—	1,110,044
South Korea	—	263,247	—	263,247
Rights/Warrants
India	13,805	—	—	13,805
Indonesia	—	40,402	—	40,402
Malaysia	—	125,988	—	125,988
South Korea	—	286,784	—	286,784
Taiwan.	—	112,497	—	112,497
Thailand	—	455,785	—	455,785
Turkey	—	1,183,241	—	1,183,241
Securities Lending Collateral	—	654,425,234	—	654,425,234
Futures Contracts**	12,097,281	—	—	12,097,281

TOTAL	$5,490,127,058	$25,074,604,105	—	$30,564,731,163

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security		$111,390	0.0%

BRAZIL — (2.7%)
Other Securities		6,975,273	2.8%

CHILE — (0.4%)
Other Securities		1,090,059	0.4%

CHINA — (25.0%)
China Conch Venture Holdings, Ltd.	157,500	743,133	0.3%
China National Building Material Co., Ltd., Class H	900,000	1,299,683	0.5%
China Resources Gas Group, Ltd.	120,000	649,269	0.3%
China Taiping Insurance Holdings Co., Ltd.	370,800	686,383	0.3%
Fosun International, Ltd.	566,500	813,568	0.3%
* GCL-Poly Energy Holdings, Ltd.	3,025,000	771,073	0.3%
# JOYY, Inc., ADR	8,665	823,695	0.4%
Kingboard Holdings, Ltd.	150,500	888,771	0.4%
Kingsoft Corp., Ltd.	118,000	832,565	0.4%
Kunlun Energy Co., Ltd.	730,000	780,540	0.3%
PICC Property & Casualty Co., Ltd., Class H	1,102,000	1,078,846	0.5%
Sunac China Holdings, Ltd.	373,000	1,446,778	0.6%
* Trip.com Group, Ltd., ADR	35,214	1,376,163	0.6%
Other Securities		51,514,121	20.2%

TOTAL CHINA.		63,704,588	25.4%

COLOMBIA — (0.1%)
Other Securities		322,147	0.1%

GREECE — (0.3%)
Other Securities		679,594	0.3%

HONG KONG — (0.1%)
Other Securities		219,320	0.1%

INDIA — (13.7%)
* Adani Transmissions, Ltd.	45,879	646,966	0.3%
Aurobindo Pharma, Ltd.	51,632	681,720	0.3%
Cipla, Ltd.	62,697	769,454	0.3%
Grasim Industries, Ltd.	62,073	1,171,905	0.5%
Hindalco Industries, Ltd.	206,621	1,010,834	0.4%
* IndusInd Bank, Ltd.	50,201	630,941	0.3%
Tata Consumer Products, Ltd.	82,391	742,915	0.3%
* Tata Motors, Ltd.	346,216	1,357,412	0.6%
Tata Steel, Ltd.	85,210	1,175,618	0.5%
Other Securities		26,614,512	10.4%

TOTAL INDIA.		34,802,277	13.9%

INDONESIA — (1.7%)
Other Securities		4,240,730	1.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (2.1%)
Other Securities		$5,363,026	2.1%

MEXICO — (2.1%)
* Cemex S.A.B. de C.V.	1,670,668	1,319,578	0.5%
* Grupo Televisa S.A.B.	388,998	969,182	0.4%
Other Securities		3,125,047	1.3%

TOTAL MEXICO		5,413,807	2.2%

PHILIPPINES — (0.6%)
Other Securities		1,537,110	0.6%

POLAND — (0.9%)
Other Securities		2,259,445	0.9%

QATAR — (0.7%)
Other Securities		1,828,624	0.7%

RUSSIA — (0.5%)
Other Securities		1,232,510	0.5%

SAUDI ARABIA — (2.8%)
* Saudi Kayan Petrochemical Co.	131,174	634,571	0.3%
Other Securities		6,418,751	2.5%

TOTAL SAUDI ARABIA		7,053,322	2.8%

SOUTH AFRICA — (3.9%)
* Absa Group, Ltd.	98,526	830,732	0.3%
Sibanye Stillwater, Ltd.	256,549	1,193,568	0.5%
Other Securities		8,052,854	3.2%

TOTAL SOUTH AFRICA		10,077,154	4.0%

SOUTH KOREA — (16.8%)
E-MART, Inc.	4,592	690,170	0.3%
Hankook Tire & Technology Co., Ltd.	17,724	764,776	0.3%
* Hanwha Solutions Corp.	20,018	821,627	0.3%
Hyundai Steel Co.	14,635	727,482	0.3%
Korea Investment Holdings Co., Ltd.	6,698	672,399	0.3%
* Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,177	848,075	0.4%
Kumho Petrochemical Co., Ltd.	3,741	869,534	0.4%
* LG Display Co., Ltd.	38,277	831,246	0.4%
Samsung Fire & Marine Insurance Co., Ltd.	4,347	772,275	0.3%
Woori Financial Group, Inc.	93,163	895,468	0.4%
Other Securities		34,933,760	13.6%

TOTAL SOUTH KOREA		42,826,812	17.0%

TAIWAN — (18.5%)
* AU Optronics Corp.	944,000	1,105,096	0.5%
China Development Financial Holding Corp.	1,938,000	902,768	0.4%
Compal Electronics, Inc.	981,000	874,357	0.4%
* Evergreen Marine Corp. Taiwan, Ltd.	300,676	845,901	0.4%
Innolux Corp.	812,000	866,884	0.4%
Lite-On Technology Corp.	420,000	951,810	0.4%
Pou Chen Corp.	514,000	652,676	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Shin Kong Financial Holding Co., Ltd.	1,821,137	$656,409	0.3%
SinoPac Financial Holdings Co., Ltd.	1,542,000	731,684	0.3%
Taishin Financial Holding Co., Ltd.	1,754,374	884,425	0.4%
Winbond Electronics Corp.	697,000	880,447	0.4%
Wistron Corp.	629,000	732,422	0.3%
Other Securities		37,182,237	14.3%

TOTAL TAIWAN		47,267,116	18.8%

THAILAND — (2.8%)
Other Securities		7,030,405	2.8%

TURKEY — (0.9%)
Other Securities		2,347,027	0.9%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		1,426,503	0.6%

TOTAL COMMON STOCKS.		247,808,239	98.6%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Gerdau SA	158,000	966,258	0.4%
Other Securities		945,855	0.4%

TOTAL BRAZIL		1,912,113	0.8%

COLOMBIA — (0.0%)
Other Security		8,864	0.0%

PHILIPPINES — (0.0%)
Other Security		19,746	0.0%

TOTAL PREFERRED STOCKS.		1,940,723	0.8%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Security		1,577	0.0%

SOUTH KOREA — (0.0%)
Other Security		5,164	0.0%

TAIWAN — (0.0%)
Other Securities		2,383	0.0%

THAILAND — (0.0%)
Other Securities		21,604	0.0%

TOTAL RIGHTS/WARRANTS		30,728	0.0%

TOTAL INVESTMENT SECURITIES (Cost $187,592,076)		249,779,690

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	432,695	$5,006,281	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $192,598,241)		$254,785,971	101.4%

As of April 30, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	4	06/18/21	$267,789	$267,320	$(469)
S&P 500® Emini Index	7	06/18/21	1,418,178	1,461,040	42,862

Total Futures Contracts			$1,685,967	$1,728,360	$42,393

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$111,390	—	$111,390
Brazil	$6,975,273	—	—	6,975,273
Chile	1,090,059	—	—	1,090,059
China	3,469,178	60,235,410	—	63,704,588
Colombia	322,147	—	—	322,147
Greece	—	679,594	—	679,594
Hong Kong	144,370	74,950	—	219,320
India	138,379	34,663,898	—	34,802,277
Indonesia	—	4,240,730	—	4,240,730
Malaysia	—	5,363,026	—	5,363,026
Mexico	5,413,807	—	—	5,413,807
Philippines	—	1,537,110	—	1,537,110
Poland	—	2,259,445	—	2,259,445
Qatar	—	1,828,624	—	1,828,624
Russia	1,031,003	201,507	—	1,232,510
Saudi Arabia	14,774	7,038,548	—	7,053,322
South Africa	264,327	9,812,827	—	10,077,154
South Korea	18,853	42,807,959	—	42,826,812
Taiwan	—	47,267,116	—	47,267,116
Thailand	7,030,405	—	—	7,030,405
Turkey	24,330	2,322,697	—	2,347,027
United Arab Emirates	—	1,426,503	—	1,426,503
Preferred Stocks
Brazil	1,912,113	—	—	1,912,113
Colombia	8,864	—	—	8,864
Philippines	19,746	—	—	19,746
Rights/Warrants
Malaysia	—	1,577	—	1,577
South Korea	—	5,164	—	5,164
Taiwan	—	2,383	—	2,383

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$21,604	—	$21,604
Securities Lending Collateral	—	5,006,281	—	5,006,281
Futures Contracts**	$42,393	—	—	42,393

TOTAL.	$27,920,021	$226,908,343	—	$254,828,364

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,963	$12,859,383
Investment Securities at Value (including $464,745, $2,148,727, $0 and $0 of securities on loan, respectively)	$5,707,151	$32,329,187	—	—
Temporary Cash Investments at Value & Cost	—	—	—	138,441
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $454,130, $2,101,235, $0 and $0, respectively)	454,158	2,101,382	—	—
Segregated Cash for Futures Contracts	2,849	15,180	—	6,985
Foreign Currencies at Value	43,346	118,138	—	—
Cash	17,296	232,399	98	—
Receivables:
Investment Securities Sold.	2,959	42,230	—	—
Dividends, Interest and Tax Reclaims.	26,047	144,512	—	3
Securities Lending Income.	247	1,907	—	—
Fund Shares Sold.	1,568	23,764	93	6,863
Unrealized Gain on Foreign Currency Contracts.	—	36	—	—
Prepaid Expenses and Other Assets	45	304	12	102

Total Assets	6,255,666	35,009,039	89,166	13,011,777

LIABILITIES:
Payables:
Upon Return of Securities Loaned	454,183	2,101,465	—	—
Investment Securities Purchased	227	39,948	28	—
Fund Shares Redeemed	2,826	18,741	17	11,216
Due to Advisor	666	5,380	11	3,182
Futures Margin Variation.	566	2,537	—	921
Unrealized Loss on Foreign Currency Contracts	1 —		—	—
Accrued Expenses and Other Liabilities	789	3,380	28	967

Total Liabilities	459,258	2,171,451	84	16,286

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,796,408; $32,837,588; $89,082 and $12,995,491 and shares outstanding of 215,745,513, 2,060,850,028, 5,977,748 and 580,821,758, respectively	$26.87	$15.93	$14.90	$22.37

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$70,580	N/A

Investment Securities at Cost	$3,781,219	$23,709,978	N/A	N/A

Foreign Currencies at Cost	$43,300	$117,929	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,291,374	$25,546,700	$69,869	$9,810,007
Total Distributable Earnings (Loss)	1,505,034	7,290,888	19,213	3,185,484

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$504,465	$492,838	$29,659	$761,358
Receivables:
Fund Shares Sold	—	6	—	7
Prepaid Expenses and Other Assets	13	13	10	13

Total Assets	504,478	492,857	29,669	761,378

LIABILITIES:
Payables:
Fund Shares Redeemed	3	14	1	2
Due to Advisor	128	120	9	184
Accrued Expenses and Other Liabilities	66	58	31	91

Total Liabilities	197	192	41	277

NET ASSETS	$504,281	$492,665	$29,628	$761,101

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $504,281; $492,665; $29,628 and $761,101 and shares outstanding of 19,849,151, 19,033,327, 940,853 and 22,575,425, respectively	$25.41	$25.88	$31.49	$33.71

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$418,885	$417,101	$23,071	$543,637
Total Distributable Earnings (Loss)	85,396	75,564	6,557	217,464

NET ASSETS	$504,281	$492,665	$29,628	$761,101

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$4,198,487	—	—
Investment Securities at Value (including $426,844, $84,736, $435,012 and $207,769 of securities on loan, respectively)	$5,646,787	5,382,986	$12,312,067	$3,555,017
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $361,110, $86,854, $384,090 and $188,313, respectively)	361,136	86,864	384,132	188,332
Segregated Cash for Futures Contracts	2,156	—	6,619	—
Foreign Currencies at Value	8,125	—	90,086	10,034
Cash	51,076	15,042	31,618	6,656
Receivables:
Investment Securities Sold	102	337	4,741	1,153
Dividends, Interest and Tax Reclaims	35,743	2,217	73,391	17,422
Securities Lending Income	414	8	659	247
Fund Shares Sold	3,497	6,875	7,344	1,395
Unrealized Gain on Foreign Currency Contracts	—	—	1	—
Prepaid Expenses and Other Assets	29	128	104	41

Total Assets	6,109,065	9,692,944	12,910,762	3,780,297

LIABILITIES:
Payables:
Upon Return of Securities Loaned	361,203	86,915	384,112	188,323
Investment Securities Purchased	2,419	8,302	1,593	5,096
Fund Shares Redeemed	4,216	5,143	6,695	2,998
Due to Advisor	1,112	817	4,604	1,026
Futures Margin Variation	284	—	793	—
Unrealized Loss on Foreign Currency Contracts	2	—	—	6
Accrued Expenses and Other Liabilities	689	385	1,718	503

Total Liabilities	369,925	101,562	399,515	197,952

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,739,140; $9,591,382; $12,511,247 and $3,582,345 and shares outstanding of 1,179,982,943, 786,446,423, 584,961,131 and 254,442,530, respectively	$4.86	$12.20	$21.39	$14.08

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,575,151	$—	$—

Investment Securities at Cost	$4,924,524	$4,200,940	$9,942,559	$2,539,755

Foreign Currencies at Cost	$8,091	$—	$89,502	$10,071

NET ASSETS CONSIST OF:
Paid-In Capital	$6,019,993	$7,891,327	$10,468,708	$2,631,912
Total Distributable Earnings (Loss)	(280,853)	1,700,055	2,042,539	950,433

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$310,778	—
Investment Securities at Value (including $134,091, $0 and $240,982 of securities on loan, respectively)	$1,993,387	—	$3,996,669
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $132,077, $0 and $207,949, respectively)	132,082	—	207,970
Segregated Cash for Futures Contracts	286	—	1,903
Foreign Currencies at Value	6,770	—	31,947
Cash	1,841	90	13,632
Receivables:
Investment Securities Sold	1,004	—	1,387
Dividends, Interest and Tax Reclaims	6,904	—	14,832
Securities Lending Income	59	—	276
Fund Shares Sold	1,108	1	6,342
Prepaid Expenses and Other Assets	61	10	58

Total Assets	2,143,502	310,879	4,275,016

LIABILITIES:
Payables:
Upon Return of Securities Loaned	132,083	—	207,982
Investment Securities Purchased	—	—	3,915
Fund Shares Redeemed	1,363	108	2,068
Due to Advisor	410	45	826
Futures Margin Variation	38	—	409
Deferred Taxes Payable	—	—	3,648
Accrued Expenses and Other Liabilities	159	42	702

Total Liabilities	134,053	195	219,550

NET ASSETS.	$2,009,449	$310,684	$4,055,466

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,009,449; $310,684 and $4,055,466 and shares outstanding of 151,810,300, 24,932,084 and 295,218,218, respectively.	$13.24	$12.46	$13.74

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost.	$—	$259,863	$—

Investment Securities at Cost	$1,555,409	N/A	$3,000,890

Foreign Currencies at Cost.	$6,769	$—	$31,739

NET ASSETS CONSIST OF:
Paid-In Capital	$1,570,231	$276,067	$3,179,921
Total Distributable Earnings (Loss)	439,218	34,617	875,545

NET ASSETS	$2,009,449	$310,684	$4,055,466

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,013,400	$341,988	$6,437,346	$5,431,086
Temporary Cash Investments at Value & Cost	108	—	—	—
Segregated Cash for Futures Contracts	—	242	—	—
Cash	—	8,964	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	572	—	—	—
Fund Shares Sold	727	36	117,640	1,319
Due from Advisor	—	1	—	—
Unrealized Gain on Forward Currency Contracts	—	127	—	—
Prepaid Expenses and Other Assets	32	12	68	33

Total Assets	1,014,839	351,370	6,555,054	5,432,438

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	3,419	—	—
Fund Shares Redeemed	493	1,099	54,325	1,871
Due to Advisor	32	—	1,014	1,412
Futures Margin Variation	—	32	—	—
Unrealized Loss on Forward Currency Contracts	—	1,113	—	—
Accrued Expenses and Other Liabilities	69	52	395	511

Total Liabilities	594	5,715	55,734	3,794

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,014,245; $345,655; $6,499,320 and $5,428,644 and shares outstanding of 46,985,499, 16,314,031, 186,471,780 and 208,522,224, respectively	$21.59	$21.19	$34.85	$26.03

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$652,491	$197,763	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$666,278	$194,532	$3,451,313	$4,124,278
Total Distributable Earnings (Loss)	347,967	151,123	3,048,007	1,304,366

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$15,141,866	—	—
Investment Securities at Value (including $0, $1,559,057 and $6,923 of securities on loan, respectively)	—	$29,898,209	$249,780
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $654,352 and $5,006, respectively)	—	654,425	5,006
Segregated Cash for Futures Contracts	—	12,771	94
Foreign Currencies at Value	—	175,093	916
Cash	—	94,288	1,467
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	31,497	745
Dividends and Interest	—	79,881	391
Securities Lending Income	—	2,933	10
Fund Shares Sold	3,329	20,879	225
Unrealized Gain on Foreign Currency Contracts	—111		—
Prepaid Expenses and Other Assets	83	223	12

Total Assets	15,145,278	30,970,310	258,646

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	654,444	5,007
Investment Securities/Affiliated Investment Companies Purchased	—	39,736	735
Fund Shares Redeemed	72,136	29,307	331
Due to Advisor	3,788	8,116	148
Futures Margin Variation	—	1,683	—
Unrealized Loss on Foreign Currency Contracts	—9		2
Deferred Taxes Payable	—	98,081	1,050
Accrued Expenses and Other Liabilities	1,081	5,302	148

Total Liabilities	77,005	836,678	7,421

NET ASSETS	$15,068,273	$30,133,632	$251,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $15,671; $0 and $0 and shares outstanding of 491,808, 0 and 0, respectively	$31.86	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $15,052,602; $30,133,632 and $251,225 and shares outstanding of 469,429,096, 1,149,261,198 and 18,978,685, respectively	$32.07	$26.22	$13.24

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$19,172,294	$187,592

Foreign Currencies at Cost	$—	$172,176	$869

NET ASSETS CONSIST OF:
Paid-In Capital	$13,697,965	$21,912,872	$181,559
Total Distributable Earnings (Loss)	1,370,308	8,220,760	69,666

NET ASSETS	$15,068,273	$30,133,632	$251,225

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $33 and $14,859, respectively)	—	—	$293	$128,118
Income from Securities Lending	—	—	23	7,592
Expenses Allocated from Affiliated Investment Companies	—	—	(22)	(7,256)

Income Distributions Received from Affiliated Investment Companies	— —		245	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	539	128,454

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,453, $40,042, $0 and $0, respectively)	$76,889	$408,163	—	—
Income from Securities Lending	660	9,280	—	—

Total Fund Investment Income	77,549	417,443	—	—

Fund Expenses
Investment Management Fees	4,560	34,125	129	21,210
Accounting & Transfer Agent Fees	453	2,410	9	702
Custodian Fees	213	1,033	—	1
Filing Fees	82	395	12	115
Shareholders’ Reports	98	347	4	237
Directors’/Trustees’ Fees & Expenses	43	234	1	95
Professional Fees	40	225	—	19
Previously Waived Fees Recovered by Advisor (Note C)	—	183	3	—
Other	92	484	—	40

Total Fund Expenses	5,581	39,436	158	22,419

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	93	—
Fees Paid Indirectly (Note C)	9	85	—	—

Net Expenses	5,572	39,351	65	22,419

Net Investment Income (Loss)	71,977	378,092	474	106,035

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	28,063	9,532	—	—
Affiliated Investment Companies Shares Sold	(2)	(7)	347	—
Transactions Allocated from Affiliated Investment Company**	—	—	634	241,868
Futures	8,361	44,116	35	16,642
Foreign Currency Transactions	2,064	4,103	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	7,708,615	—	—
Affiliated Investment Companies Shares	(12)	(84)	12,178	—
Transactions Allocated from Affiliated Investment Company	—	—	6,435	3,096,652
Futures	2,998	15,649	—	5,567
Translation of Foreign Currency-Denominated Amounts	70	422	—	—

Net Realized and Unrealized Gain (Loss)	1,298,588	7,782,346	19,629	3,360,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,370,565	$8,160,438	$20,103	$3,466,764

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $697, $65, $4 and $1,250, respectively)	$6,271	$5,928	$276	$6,431
Income from Securities Lending	201	437	5	505
Expenses Allocated from Affiliated Investment Companies	(318)	(275)	(15)	(413)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,154	6,090	266	6,523

Fund Expenses
Investment Management Fees	1,118	1,006	56	1,517
Accounting & Transfer Agent Fees.	48	44	6	64
Filing Fees	14	14	9	21
Shareholders’ Reports	6	5	3	8
Directors’/Trustees’ Fees & Expenses	4	4	—	5
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	16	—
Other	2	—	—	7

Total Fund Expenses	1,192	1,073	90	1,623

Fees Waived, Expenses Reimbursed by Advisor (Note C)	251	226	32	341

Net Expenses	941	847	58	1,282

Net Investment Income (Loss)	5,213	5,243	208	5,241

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	12,227	3,415	293	16,740
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	33,126	113,201	8,710	206,412

Net Realized and Unrealized Gain (Loss)	45,353	116,616	9,003	223,152

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,566	$121,859	$9,211	$228,393

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$18,526	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	18,526	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,665, $8, $15,945 and $4,557, respectively)	$97,459	89,718	$141,331	$43,039
Income from Securities Lending	2,653	1,454	4,956	1,283

Total Fund Investment Income	100,112	91,172	146,287	44,322

Fund Expenses
Investment Management Fees	6,337	8,417	32,152	6,573
Accounting & Transfer Agent Fees	301	499	925	318
Custodian Fees	216	14	651	154
Filing Fees	36	91	128	87
Shareholders’ Reports	72	201	231	56
Directors’/Trustees’ Fees & Expenses	41	68	89	26
Professional Fees	40	21	83	25
Previously Waived Fees Recovered by Advisor (Note C)	—	9	—	—
Other	63	36	201	54

Total Fund Expenses	7,106	9,356	34,460	7,293

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,014	—	—
Fees Paid Indirectly (Note C)	184	—	14	2

Net Expenses	6,922	5,342	34,446	7,291

Net Investment Income (Loss)	93,190	104,356	111,841	37,031

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	1,045	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(51,261)	(5,213)	177,292	47,386
Affiliated Investment Companies Shares Sold	(33)	(6,015)	3	(2)
Futures	7,221	1,671	12,903	(202)
Foreign Currency Transactions	1,587	—	6,223	336
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,259,071	1,173,164	3,407,040	896,474
Affiliated Investment Companies Shares	(5)	944,110	(30)	(9)
Futures	2,912	—	8,036	—
Translation of Foreign Currency-Denominated Amounts	(51)	—	224	76

Net Realized and Unrealized Gain (Loss)	1,219,441	2,108,762	3,611,691	944,059

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,312,631	$2,213,118	$3,723,532	$981,090

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	Worldex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $364 and $0, respectively)	—	$3,511	—
Income from Securities Lending	—	57	—
Expenses Allocated from Affiliated Investment Companies	—	(231)	—

Income Distributions Received from Affiliated Investment Companies	—	403	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,740	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,220, $0 and $4,785, respectively)	$24,398	—	$44,180
Income from Securities Lending	211	—	1,257

Total Fund Investment Income	24,609	—	45,437

Fund Expenses
Investment Management Fees	2,280	546	5,196
Accounting & Transfer Agent Fees	182	12	332
Custodian Fees	81	—	418
Filing Fees	71	16	94
Shareholders’ Reports	18	6	66
Directors’/Trustees’ Fees & Expenses	14	2	29
Professional Fees	9	2	47
Other	24	—	77

Total Fund Expenses	2,679	584	6,259

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	268	—
Fees Paid Indirectly (Note C)	7	—	2

Net Expenses	2,672	316	6,257

Net Investment Income (Loss)	21,937	3,424	39,180

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,433	—	(4,615)
Affiliated Investment Companies Shares Sold	(4)	24	1
Transactions Allocated from Affiliated Investment Company**	—	2,929	—
Futures	1,688	—	5,292
Foreign Currency Transactions	33	—	695
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	345,897	—	981,543
Affiliated Investment Companies Shares	(2)	7,215	(8)
Transactions Allocated from Affiliated Investment Company	—	69,756	—
Futures	195	—	2,022
Translation of Foreign Currency-Denominated Amounts	14	—	71

Net Realized and Unrealized Gain (Loss)	364,254	79,924	985,001

Net Increase (Decrease) in Net Assets Resulting from Operations	$386,191	$83,348	$1,024,181

**	Net of foreign capital gain taxes withheld of $0, $4 and $12, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,459 and $4,001, respectively)	—	$1	$48,856	$40,866
Interest	—	—	435	14
Income from Securities Lending	—	—	1,329	8,093
Expenses Allocated from Affiliated Investment Companies	—	—	(4,602)	(7,196)

Income Distributions Received from Affiliated Investment Companies	$5,886	1,993	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,886	1,994	46,018	41,777

Fund Expenses
Investment Management Fees	1,153	437	10,878	15,480
Accounting & Transfer Agent Fees	60	34	313	278
Custodian Fees	1	1	—	—
Filing Fees	36	13	90	68
Shareholders’ Reports	9	10	111	90
Directors’/Trustees’ Fees & Expenses	7	3	51	42
Professional Fees	2	1	7	7
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	2	1	13	13

Total Fund Expenses.	1,277	500	11,463	15,978

Fees Waived, Expenses Reimbursed by Advisor (Note C)	944	372	3,178	5,404

Net Expenses	333	128	8,285	10,574

Net Investment Income (Loss)	5,553	1,866	37,733	31,203

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	10,303	12,232	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	239,804	256,144
Futures	—	652	—	—
Forward Currency Contracts	—	(285)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	237,767	79,732	—	—
Transactions Allocated from Affiliated Investment Company	—	—	1,176,042	1,303,279
Futures	—	349	—	—
Forward Currency Contracts	—	(1,212)	—	—

Net Realized and Unrealized Gain (Loss)	248,070	91,468	1,415,846	1,559,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,623	$93,334	$1,453,579	$1,590,626

**	Net of foreign capital gain taxes withheld of $0, $0, $270 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,484, $0 and $0, respectively)	$113,311	—	—
Interest.	2	—	—
Income from Securities Lending.	5,796	—	—
Expenses Allocated from Affiliated Investment Companies.	(10,485)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies.	108,624	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $31,542 and $255, respectively)	—	$231,990	$1,863
Income from Securities Lending.	—	13,896	61

Total Fund Investment Income.	—	245,886	1,924

Fund Expenses
Investment Management Fees.	31,768	56,127	641
Accounting & Transfer Agent Fees	519	2,161	26
Custodian Fees.	—	4,738	78
Shareholder Servicing Fees
Class R2 Shares.	18	—	—
Filing Fees	96	238	28
Shareholders’ Reports.	188	420	9
Directors’/Trustees’ Fees & Expenses.	112	231	1
Professional Fees.	19	254	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	118
Other.	51	579	5

Total Fund Expenses.	32,771	64,748	911

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	1
Class R2 Shares	7	—	—
Institutional Class Shares	7,276	—	—
Fees Paid Indirectly (Note C)	—	66	1

Net Expenses.	25,488	64,682	909

Net Investment Income (Loss)	83,136	181,204	1,015

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	275,540	8,601
Affiliated Investment Companies Shares Sold.	—	(9)	—
Transactions Allocated from Affiliated Investment Company**	147,019	—	—
Futures.	—	39,728	354
Foreign Currency Transactions.	—	(1,177)	(27)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	—	6,652,371	58,019
Affiliated Investment Companies Shares.	—	(35)	—
Transactions Allocated from Affiliated Investment Company.	4,082,031	—	—
Futures.	—	19,993	55
Translation of Foreign Currency-Denominated Amounts.	—	(187)	2

Net Realized and Unrealized Gain (Loss)	4,229,050	6,986,224	67,004

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,312,186	$7,167,428	$68,019

** Net of foreign capital gain taxes withheld of $596, $86 and $1, respectively.

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

# Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,977	$117,936	$378,092	$608,730	$474	$616
Capital Gain Distributions Received from Investment Securities Net Realized Gain (Loss) on:	—	—	—	—	—	535
Investment Securities Sold*,**	28,063	(380,110)	9,532	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(2)	(71)	(7)	(170)	347	(712)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	634	(193)
Futures	8,361	16,935	44,116	86,315	35	18
Foreign Currency Transactions.	2,064	4,070	4,103	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	(141,807)	7,708,615	(1,938,314)	—	9
Affiliated Investment Companies Shares.	(12)	27	(84)	97	12,178	(202)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	6,435	(79)
Futures.	2,998	(1,346)	15,649	(6,655)	—	—
Translation of Foreign Currency-Denominated Amounts	70	207	422	640	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,370,565	(384,159)	8,160,438	(2,274,896)	20,103	(8)

Distributions:
Institutional Class Shares	(47,471)	(119,035)	(222,742)	(616,813)	(727)	(627)
Capital Share Transactions (1):
Shares Issued	357,552	1,926,246	2,966,115	8,116,550	32,206	15,132
Shares Issued in Lieu of Cash Distributions	44,011	109,607	213,625	589,210	727	627
Shares Redeemed.	(628,737)	(2,188,646)	(3,245,409)	(11,407,917)	(6,795)	(12,842)

Net Increase (Decrease) from Capital Share Transactions	(227,174)	(152,793)	(65,669)	(2,702,157)	26,138	2,917

Total Increase (Decrease) in Net Assets	1,095,920	(655,987)	7,872,027	(5,593,866)	45,514	2,282
Net Assets
Beginning of Period	4,700,488	5,356,475	24,965,561	30,559,427	43,568	41,286

End of Period	$5,796,408	$4,700,488	$32,837,588	$24,965,561	$89,082	$43,568

(1) Shares Issued and Redeemed:
Shares Issued	14,106	94,221	199,668	716,205	2,266	1,667
Shares Issued in Lieu of Cash Distributions	1,746	5,201	14,765	47,443	58	54
Shares Redeemed	(24,981)	(109,723)	(219,609)	(1,014,855)	(495)	(1,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,129)	(10,301)	(5,176)	(251,207)	1,829	421

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$106,035	$219,740	$5,213	$8,936	$5,243	$12,909
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	241,868	(279,498)	12,227	(2,944)	3,415	(3,570)
Futures	16,642	13,320	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated
Investment Company	3,096,652	(573,955)	33,126	(15,236)	113,201	1,830
Futures	5,567	(2,575)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	3,466,764	(622,968)	50,566	(9,244)	121,859	11,169

Distributions:
Institutional Class Shares	(170,135)	(529,962)	(10,581)	(23,243)	(12,808)	(14,178)
Capital Share Transactions (1):
Shares Issued	843,710	2,566,857	9,966	67,280	849	71,668
Shares Issued in Lieu of Cash Distributions	166,207	511,580	10,580	23,242	12,805	14,174
Shares Redeemed	(1,459,187)	(4,527,485)	(22,946)	(231,407)	(8,722)	(44,800)

Net Increase (Decrease) from Capital Share Transactions	(449,270)	(1,449,048)	(2,400)	(140,885)	4,932	41,042

Total Increase (Decrease) in Net Assets	2,847,359	(2,601,978)	37,585	(173,372)	113,983	38,033
Net Assets
Beginning of Period	10,148,132	12,750,110	466,696	640,068	378,682	340,649

End of Period	$12,995,491	$10,148,132	$504,281	$466,696	$492,665	$378,682

(1) Shares Issued and Redeemed:
Shares Issued	40,543	166,813	385	3,412	36	4,296
Shares Issued in Lieu of Cash Distributions	8,312	27,715	418	928	559	681
Shares Redeemed	(70,728)	(292,110)	(903)	(10,105)	(373)	(2,301)

Net Increase (Decrease) from Shares Issued and Redeemed	(21,873)	(97,582)	(100)	(5,765)	222	2,676

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$208	$377	$5,241	$9,756	$93,190	$190,031
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(51,261)	(107,519)
Affiliated Investment Companies Shares Sold	—	—	—	—	(33)	(33)
Transactions Allocated from Affiliated Investment Company*,**	293	78	16,740	(23,161)	—	—
Futures	—	—	—	—	7,221	21,374
Foreign Currency Transactions.	—	—	—	—	1,587	1,329
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	1,259,071	(1,553,230)
Affiliated Investment Companies Shares	—	—	—	—	(5)	14
Transactions Allocated from Affiliated Investment Company	8,710	(3,815)	206,412	(31,479)	—	—
Futures	—	—	—	—	2,912	(2,070)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(51)	310

Net Increase (Decrease) in Net Assets Resulting from Operations.	9,211	(3,360)	228,393	(44,884)	1,312,631	(1,449,794)

Distributions:
Institutional Class Shares	(234)	(2,447)	(4,895)	(8,902)	—	(717,271)
Capital Share Transactions (1):
Shares Issued.	6,220	3,517	3,818	73,968	326,897	1,196,937
Shares Issued in Lieu of Cash Distributions	233	2,447	4,894	8,888	—	707,587
Shares Redeemed	(2,669)	(9,830)	(8,853)	(148,431)	(547,236)	(1,388,574)

Net Increase (Decrease) from Capital Share Transactions	3,784	(3,866)	(141)	(65,575)	(220,339)	515,950

Total Increase (Decrease) in Net Assets	12,761	(9,673)	223,357	(119,361)	1,092,292	(1,651,115)
Net Assets
Beginning of Period.	16,867	26,540	537,744	657,105	4,646,848	6,297,963

End of Period.	$29,628	$16,867	$761,101	$537,744	$5,739,140	$4,646,848

(1) Shares Issued and Redeemed:
Shares Issued	240	153	124	2,953	71,586	304,948
Shares Issued in Lieu of Cash Distributions	9	88	167	361	—	144,701
Shares Redeemed	(98)	(404)	(291)	(7,187)	(123,186)	(341,397)

Net Increase (Decrease) from Shares Issued and Redeemed	151	(163)	—	(3,873)	(51,600)	108,252

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$104,356	$513,699	$111,841	$228,060	$37,031	$59,466
Capital Gain Distributions Received from Investment Securities	1,045	1,750	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(5,213)	(42,440)	177,292	(411,850)	47,386	(76,225)
Affiliated Investment Companies Shares Sold	(6,015)	22,534	3	(2)	(2)	(7)
Futures	1,671	(362)	12,903	35,047	(202)	(8,170)
Foreign Currency Transactions.	—	—	6,223	6,447	336	296
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	1,173,164	(868,809)	3,407,040	(1,526,362)	896,474	(125,231)
Affiliated Investment Companies Shares	944,110	(1,432,797)	(30)	(8)	(9)	15
Futures.	—	—	8,036	(7,947)	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	224	(289)	76	132

Net Increase (Decrease) in Net Assets Resulting from Operations.	2,213,118	(1,806,425)	3,723,532	(1,676,904)	981,090	(149,724)

Distributions:
Institutional Class Shares	(186,954)	(599,021)	(191,089)	(430,950)	(30,325)	(57,640)
Capital Share Transactions (1):
Shares Issued	1,242,520	2,435,290	778,190	2,667,860	198,588	1,704,392
Shares Issued in Lieu of Cash Distributions	179,038	567,176	167,638	385,828	30,179	56,357
Shares Redeemed	(1,082,165)	(2,640,206)	(1,854,952)	(4,485,990)	(320,046)	(1,408,660)

Net Increase (Decrease) from Capital Share Transactions.	339,393	362,260	(909,124)	(1,432,302)	(91,279)	352,089

Total Increase (Decrease) in Net Assets	2,365,557	(2,043,186)	2,623,319	(3,540,156)	859,486	144,725
Net Assets
Beginning of Period	7,225,825	9,269,011	9,887,928	13,428,084	2,722,859	2,578,134

End of Period	$9,591,382	$7,225,825	$12,511,247	$9,887,928	$3,582,345	$2,722,859

(1) Shares Issued and Redeemed:
Shares Issued	113,412	243,141	39,489	181,563	15,423	184,973
Shares Issued in Lieu of Cash Distributions	16,811	49,884	9,014	20,438	2,398	5,172
Shares Redeemed	(98,963)	(267,327)	(95,251)	(292,999)	(24,633)	(150,794)

Net Increase (Decrease) from Shares Issued and Redeemed	31,260	25,698	(46,748)	(90,998)	(6,812)	39,351

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,937	$19,772	$3,424	$6,168
Capital Gain Distributions Received from Investment Securities.	—	—	—	440
Net Realized Gain (Loss) on: Investment Securities Sold*,**	16,433	(18,047)	—	—
Affiliated Investment Companies Shares Sold.	(4)	(1)	24	(1,457)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,929	(14,842)
Futures	1,688	3,996	—	100
Foreign Currency Transactions.	33	(53)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	345,897	56,853	—	(42)
Affiliated Investment Companies Shares.	(2)	5	7,215	(3,499)
Transactions Allocated from Affiliated Investment Company.	—	—	69,756	(36,036)
Futures.	195	(145)	—	—
Translation of Foreign Currency-Denominated Amounts	14	60	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations.	386,191	62,440	83,348	(49,168)

Distributions:
Institutional Class Shares	(14,435)	(18,018)	(2,694)	(6,579)
Capital Share Transactions (1):
Shares Issued	309,214	1,014,049	36,892	54,277
Shares Issued in Lieu of Cash Distributions.	14,155	17,687	2,692	6,573
Shares Redeemed	(161,021)	(259,261)	(16,469)	(100,557)

Net Increase (Decrease) from Capital Share Transactions	162,348	772,475	23,115	(39,707)

Total Increase (Decrease) in Net Assets	534,104	816,897	103,769	(95,454)
Net Assets
Beginning of Period.	1,475,345	658,448	206,915	302,369

End of Period	$2,009,449	$1,475,345	$310,684	$206,915

(1) Shares Issued and Redeemed:
Shares Issued	24,775	101,501	3,134	6,299
Shares Issued in Lieu of Cash Distributions.	1,122	1,705	241	672
Shares Redeemed	(12,781)	(25,836)	(1,456)	(11,524)

Net Increase (Decrease) from Shares Issued and Redeemed	13,116	77,370	1,919	(4,553)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $4, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,180	$77,826	$5,553	$14,907	$1,866	$5,790
Capital Gain Distributions Received from Investment Securities	—	—	—	8,146	—	4,097
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(4,615)	(110,980)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	(23)	10,303	(19,813)	12,232	(689)
Futures	5,292	13,484	—	(122)	652	460
Foreign Currency Transactions	695	1,255	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(285)	(1,961)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	981,543	(169,554)	—	—	—	—
Affiliated Investment Companies Shares.	(8)	17	237,767	3,079	79,732	(13,537)
Futures.	2,022	(598)	—	—	349	(146)
Translation of Foreign Currency-Denominated Amounts	71	101	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(1,212)	710

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,024,181	(188,472)	253,623	6,197	93,334	(5,276)

Distributions:
Institutional Class Shares	(31,474)	(75,535)	(5,570)	(16,437)	(6,934)	(9,635)
Capital Share Transactions (1):
Shares Issued.	319,620	1,273,174	96,037	198,881	27,272	64,436
Shares Issued in Lieu of Cash Distributions.	31,285	74,685	5,047	15,264	6,900	9,598
Shares Redeemed	(498,383)	(1,592,928)	(104,494)	(313,856)	(63,426)	(146,446)

Net Increase (Decrease) from Capital Share Transactions	(147,478)	(245,069)	(3,410)	(99,711)	(29,254)	(72,412)

Total Increase (Decrease) in Net Assets.	845,229	(509,076)	244,643	(109,951)	57,146	(87,323)
Net Assets
Beginning of Period.	3,210,237	3,719,313	769,602	879,553	288,509	375,832

End of Period	$4,055,466	$3,210,237	$1,014,245	$769,602	$345,655	$288,509

(1) Shares Issued and Redeemed:
Shares Issued.	24,769	135,315	4,738	13,724	1,393	4,300
Shares Issued in Lieu of Cash Distributions.	2,452	7,310	257	969	372	564
Shares Redeemed	(39,417)	(168,321)	(5,262)	(20,996)	(3,248)	(9,787)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,196)	(25,696)	(267)	(6,303)	(1,483)	(4,923)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $12, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,733	$118,848	$31,203	$120,972	$83,136	$419,152
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	239,804	62,124	256,144	(377,221)	147,019	(1,030,841)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,176,042	28,554	1,303,279	126,768	4,082,031	(1,128,949)

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,453,579	209,526	1,590,626	(129,481)	4,312,186	(1,740,638)

Distributions:
Class R2 Shares	—	—	—	—	(125)	(569)
Institutional Class Shares	(24,261)	(118,156)	(92,502)	(170,927)	(144,208)	(441,483)

Total Distributions	(24,261)	(118,156)	(92,502)	(170,927)	(144,333)	(442,052)

Capital Share Transactions (1):
Shares Issued.	582,574	1,949,203	275,268	767,311	846,204	3,023,264
Shares Issued in Lieu of Cash
Distributions	23,337	110,017	87,183	161,476	139,564	425,730
Shares Redeemed	(1,188,267)	(2,466,550)	(1,311,664)	(2,172,505)	(2,694,837)	(5,847,897)

Net Increase (Decrease) from Capital Share Transactions	(582,356)	(407,330)	(949,213)	(1,243,718)	(1,709,069)	(2,398,903)

Total Increase (Decrease) in Net Assets.	846,962	(315,960)	548,911	(1,544,126)	2,458,784	(4,581,593)
Net Assets
Beginning of Period.	5,652,358	5,968,318	4,879,733	6,423,859	12,609,489	17,191,082

End of Period	$6,499,320	$5,652,358	$5,428,644	$4,879,733	$15,068,273	$12,609,489

(1) Shares Issued and Redeemed:
Shares Issued	17,286	81,083	11,639	43,649	28,348	131,688
Shares Issued in Lieu of Cash Distributions	718	4,148	3,832	8,071	4,871	16,867
Shares Redeemed	(36,056)	(97,296)	(55,067)	(123,692)	(90,257)	(250,369)

Net Increase (Decrease) from Shares Issued and Redeemed	(18,052)	(12,065)	(39,596)	(71,972)	(57,038)	(101,814)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $270, $9 and $596, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$181,204	$561,952	$1,015	$3,141
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	275,540	(1,673,803)	8,601	1,473
Affiliated Investment Companies Shares Sold.	(9)	(9)	—	—
Futures	39,728	69,434	354	(609)
Foreign Currency Transactions.	(1,177)	(17,720)	(27)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,652,371	760,317	58,019	3,387
Affiliated Investment Companies Shares	(35)	17	—	—
Futures	19,993	(12,657)	55	(13)
Translation of Foreign Currency-Denominated Amounts	(187)	(579)	2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,167,428	(313,048)	68,019	7,411

Distributions:
Institutional Class Shares	(109,536)	(585,760)	(4,500)	(3,875)
Capital Share Transactions (1):
Shares Issued	2,343,691	6,136,399	27,160	116,272
Shares Issued in Lieu of Cash Distributions.	104,282	555,504	4,385	3,875
Shares Redeemed	(4,152,933)	(9,635,005)	(14,002)	(67,880)

Net Increase (Decrease) from Capital Share Transactions	(1,704,960)	(2,943,102)	17,543	52,267

Total Increase (Decrease) in Net Assets.	5,352,932	(3,841,910)	81,062	55,803
Net Assets
Beginning of Period	24,780,700	28,622,610	170,163	114,360

End of Period	$30,133,632	$24,780,700	$251,225	$170,163

(1) Shares Issued and Redeemed:
Shares Issued	94,219	329,136	2,261	14,050
Shares Issued in Lieu of Cash Distributions.	4,391	28,643	389	366
Shares Redeemed	(167,617)	(529,560)	(1,191)	(7,864)

Net Increase (Decrease) from Shares Issued and Redeemed.	(69,007)	(171,781)	1,459	6,552

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $86 and $1, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.90		$22.78	$21.29	$23.52	$19.52	$20.36	$12.08		$13.19	$12.65	$14.23	$11.58	$11.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.49	0.70	0.66	0.58	0.57	0.18		0.28	0.41	0.38	0.34	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	5.86		(1.87)	1.47	(2.25)	4.00	(0.86)	3.78		(1.11)	0.53	(1.60)	2.63	(0.15)

Total from Investment Operations	6.19		(1.38)	2.17	(1.59)	4.58	(0.29)	3.96		(0.83)	0.94	(1.22)	2.97	0.17

Less Distributions:
Net Investment Income	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Total Distributions	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Net Asset Value, End of Period	$26.87		$20.90	$22.78	$21.29	$23.52	$19.52	$15.93		$12.08	$13.19	$12.65	$14.23	$11.58

Total Return	29.67	%(B)	(6.05%)	10.38%	(6.97%)	23.79%	(1.30%)	32.86	%(B)	(6.32%)	7.67%	(8.79%)	26.02%	1.62%

Net Assets, End of Period (thousands)	$5,796,408		$4,700,488	$5,356,475	$4,587,406	$4,723,090	$3,527,775	$32,837,588		$24,965,561	$30,559,427	$27,174,589	$25,443,968	$16,983,011
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.23%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.29%	0.30%	0.30%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.23%	0.24%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.31%	0.30%	0.32%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	2.31%	3.22%	2.78%	2.72%	2.95%	2.50	%(C)	2.24%	3.21%	2.67%	2.62%	2.83%
Portfolio Turnover Rate	5	%(B)	19%	7%	8%	10%	10%	4	%(B)	4%	6%	4%	6%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.50		$11.07	$10.73	$11.53	$10.00		$16.84		$18.21	$18.46	$21.52	$17.78	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.15	0.18	0.19	0.14		0.18		0.33	0.43	0.46	0.41	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	4.47		(0.55)	0.27	(0.75)	1.39		5.64		(0.93)	0.58	(2.41)	4.13	0.48

Total from Investment Operations	4.57		(0.40)	0.45	(0.56)	1.53		5.82		(0.60)	1.01	(1.95)	4.54	0.91

Less Distributions:
Net Investment Income	(0.17)		(0.17)	(0.11)	(0.17)	—		(0.29)		(0.37)	(0.44)	(0.44)	(0.34)	(0.51)
Net Realized Gains	—		—	—	(0.07)	—		—		(0.40)	(0.82)	(0.67)	(0.46)	(0.40)

Total Distributions	(0.17)		(0.17)	(0.11)	(0.24)	—		(0.29)		(0.77)	(1.26)	(1.11)	(0.80)	(0.91)

Net Asset Value, End of Period	$14.90		$10.50	$11.07	$10.73	$11.53		$22.37		$16.84	$18.21	$18.46	$21.52	$17.78

Total Return	43.83	%(B)	(3.75%)	4.29%	(5.02%)	15.30	%(B)	34.74	%(B)	(3.64%)	6.44%	(9.54%)	26.54%	5.43%

Net Assets, End of Period (thousands)	$89,082		$43,568	$41,286	$31,380	$15,021		$12,995,491		$10,148,132	$12,750,110	$12,656,204	$13,490,290	$10,387,361
Ratio of Expenses to Average Net Assets *(D)	0.47	%(C)	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.76	%(C)	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.50%	1.69%	1.58%	1.74	%(C)(E)	1.76	%(C)	1.96%	2.44%	2.18%	2.14%	2.47%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.27	%(C)	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$23.39		$24.89	$25.70	$28.56	$23.01	$20.46	$20.13		$21.11	$20.83	$23.71	$21.27	$19.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.40	0.45	0.43	0.37	0.32	0.28		0.75	0.77	0.84	0.74	0.71
Net Gains (Losses) on Securities (Realized and Unrealized)	2.30		(0.91)	0.37	(2.59)	5.61	2.51	6.15		(0.77)	0.19	(2.76)	2.45	2.24

Total from Investment Operations	2.56		(0.51)	0.82	(2.16)	5.98	2.83	6.43		(0.02)	0.96	(1.92)	3.19	2.95

Less Distributions:
Net Investment Income	(0.54)		(0.61)	(0.28)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)
Net Realized Gains	—		(0.38)	(1.35)	—	—	—	—		—	—	—	—	—

Total Distributions	(0.54)		(0.99)	(1.63)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)

Net Asset Value, End of Period	$25.41		$23.39	$24.89	$25.70	$28.56	$23.01	$25.88		$20.13	$21.11	$20.83	$23.71	$21.27

Total Return	10.95	%(B)	(2.32%)	4.01%	(7.82%)	26.56%	14.04%	32.39	%(B)	(0.23%)	4.81%	(8.51%)	15.70%	16.18%

Net Assets, End of Period (thousands)	$504,281		$466,696	$640,068	$622,650	$647,978	$509,413	$492,665		$378,682	$340,649	$346,335	$332,153	$251,575
Ratio of Expenses to Average Net Assets (F)	0.50	%(C)	0.54%	0.55%	0.53%	0.54%	0.54%	0.50	%(C)	0.54%	0.57%	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.60	%(C)	0.64%	0.65%	0.63%	0.64%	0.64%	0.60	%(C)	0.64%	0.67%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	1.74%	1.91%	1.49%	1.50%	1.57%	2.32	%(C)	3.92%	3.65%	3.57%	3.41%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.35		$27.85	$26.95	$32.67	$27.21	$35.50	$23.82		$24.84	$24.37	$28.24	$21.48	$20.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.43	0.76	0.85	0.87	1.18	0.23		0.40	0.55	0.61	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	10.18		(4.00)	1.68	(3.65)	6.67	(6.55)	9.88		(1.04)	1.23	(3.68)	6.73	0.72

Total from Investment Operations	10.41		(3.57)	2.44	(2.80)	7.54	(5.37)	10.11		(0.64)	1.78	(3.07)	7.18	1.15

Less Distributions:
Net Investment Income	(0.27)		(0.68)	(0.47)	(0.79)	(0.93)	(1.29)	(0.22)		(0.38)	(0.51)	(0.59)	(0.42)	(0.41)
Net Realized Gains	—		(2.25)	(1.07)	(2.13)	(1.15)	(1.63)	—		—	(0.80)	(0.21)	—	—

Total Distributions	(0.27)		(2.93)	(1.54)	(2.92)	(2.08)	(2.92)	(0.22)		(0.38)	(1.31)	(0.80)	(0.42)	(0.41)

Net Asset Value, End of Period.	$31.49		$21.35	$27.85	$26.95	$32.67	$27.21	$33.71		$ 23.82 $ 24.84		$ 24.37 $ 28.24		$21.48

Total Return	49.03	%(B)	(15.27%)	10.14%	(9.34%)	29.28%	(16.20%)	42.57	%(B)	(2.63%)	7.94%	(11.14%)	33.68%	5.70%

Net Assets, End of Period (thousands)	$29,628		$16,867	$26,540	$36,351	$45,177	$32,323	$761,101		$537,744	$657,105	$645,651	$592,347	$292,117
Ratio of Expenses to Average Net Assets (F)	0.58	%(C)	0.59%	0.59%	0.58%	0.59%	0.59%	0.50	%(C)	0.54%	0.56%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.71	%(C)	0.86%	0.82%	0.68%	0.71%	0.71%	0.60	%(C)	0.64%	0.66%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.66	%(C)	1.89%	2.92%	2.75%	2.93%	3.87%	1.54	%(C)	1.68%	2.30%	2.16%	1.78%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.77		$5.61	$4.85	$5.07	$5.23	$5.27	$9.57		$12.71		$10.71		$10.90		$10.84		$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.20	0.22	0.21	0.20	0.14		0.68		0.34	**	0.48		0.43		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.01		(1.35)	0.83	(0.22)	0.04	(0.15)	2.73		(3.00)		2.16	**	(0.26)		0.15		0.23

Total from Investment Operations	1.09		(1.20)	1.03	—	0.25	0.05	2.87		(2.32)		2.50		0.22		0.58		0.50

Less Distributions:
Net Investment Income	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.20)		(0.70)		(0.50)		(0.34)		(0.49)		(0.25)
Net Realized Gains	—		—	—	—	—	—	(0.04)		(0.12)		(—)		(0.07)		(0.03)		—

Total Distributions	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.24)		(0.82)		(0.50)		(0.41)		(0.52)		(0.25)

Net Asset Value, End of Period	$4.86		$3.77	$5.61	$4.85	$5.07	$5.23	$12.20		$9.57		$12.71		$10.71		$10.90		$10.84

Total Return	28.91	%(B)	(23.98%)	22.54%	(0.24%)	5.46%	1.05%	30.42	%(B)	(19.28%)		24.55%		1.91%		5.82%		4.87%

Net Assets, End of Period (thousands)	$5,739,140		$4,646,848	$6,297,963	$5,442,507	$5,497,753	$4,181,623	$9,591,382		$7,225,825		$9,269,011		$7,475,924		$6,753,782		$4,888,955
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.26%	0.27%	0.28%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)*	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.28%	0.34	%(C)(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)	0.38	%(D)
Ratio of Net Investment Income to Average Net Assets	3.53	%(C)	3.61%	4.01%	4.27%	4.19%	3.71%	2.48	%(C)	6.44%		2.95	%**	4.42%		4.03%		2.45%
Portfolio Turnover Rate	3	%(B)	12%	8%	5%	1%	1%	0	%(B)	0%		0%		3%		2%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.11	%(C)	0.12%		0.13%		0.13%		0.15%		0.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.65		$18.58	$19.24	$23.51	$19.31	$19.44	$10.42		$11.62	$11.74	$13.33 $	10.78	$10.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.33	0.45	0.47	0.39	0.44	0.14		0.23	0.33	0.32	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.87		(2.65)	(0.01)	(3.44)	4.72	0.29	3.64		(1.20)	0.24	(1.56)	2.57	0.05

Total from Investment Operations	6.05		(2.32)	0.44	(2.97)	5.11	0.73	3.78		(0.97)	0.57	(1.24)	2.85	0.33

Less Distributions:
Net Investment Income	(0.31)		(0.32)	(0.48)	(0.56)	(0.29)	(0.58)	(0.12)		(0.23)	(0.34)	(0.30)	(0.28)	(0.27)
Net Realized Gains	—		(0.29)	(0.62)	(0.74)	(0.62)	(0.28)	—		—	(0.35)	(0.05)	(0.02)	(0.04)

Total Distributions	(0.31)		(0.61)	(1.10)	(1.30)	(0.91)	(0.86)	(0.12)		(0.23)	(0.69)	(0.35)	(0.30)	(0.31)

Net Asset Value, End of Period	$21.39		$15.65	$18.58	$19.24	$23.51	$19.31	$14.08		$10.42	$11.62	$11.74	$13.33	$10.78

Total Return	38.96	%(B)	(13.03%)	2.94%	(13.37%)	27.49%	4.09%	36.38	%(B)	(8.41%)	5.49%	(9.52%)	26.83%	3.21%

Net Assets, End of Period (thousands)	$12,511,247		$9,887,928	$13,428,084	$13,787,695	$16,162,471	$13,009,729	$3,582,345		$2,722,859	$2,578,134	$2,441,217	$2,529,852	$1,856,474
Ratio of Expenses to Average Net Assets	0.59	%(C)	0.65%	0.68%	0.68%	0.68%	0.68%	0.44	%(C)	0.47%	0.50%	0.48%	0.49%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.59	%(C)	0.66%	0.69%	0.68%	0.68%	0.68%	0.44	%(C)	0.48%	0.50%	0.48%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.02%	2.48%	2.10%	1.85%	2.38%	2.22	%(C)	2.20%	2.94%	2.40%	2.36%	2.73%
Portfolio Turnover Rate	4	%(B)	14%	18%	23%	21%	19%	3	%(B)	18%	17%	12%	5%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.74	$9.71	$10.68	$10.00		$8.99		$10.97		$11.16		$12.71		$10.31		$10.28

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.21	0.27	0.26	0.08		0.15		0.25		0.35		0.34		0.31		0.31
Net Gains (Losses) on Securities (Realized and
Unrealized)	2.55		(0.13)	1.00	(1.01)	0.66		3.43		(1.96)		0.04		(1.48)		2.33		0.03

Total from Investment Operations	2.70		0.08	1.27	(0.75)	0.74		3.58		(1.71)		0.39		(1.14)		2.64		0.34

Less Distributions:
Net Investment Income	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.35)		(0.41)		(0.24)		(0.31)
Net Realized Gains	—		—	—	—	—		—		—		(0.23)		—		—		—

Total Distributions	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.58)		(0.41)		(0.24)		(0.31)

Net Asset Value, End of Period	$13.24		$10.64	$10.74	$9.71	$10.68		$12.46		$8.99		$10.97		$11.16		$12.71		$10.31

Total Return	25.40	%(B)	0.80%	13.19%	(7.20%)	7.38	%(B)	40.02	%(B)	(15.76%)		3.75%		(9.22%)		25.97%		3.54%

Net Assets, End of Period (thousands)	$2,009,449		$1,475,345	$658,448	$266,868	$67,793		$310,684		$206,915		$302,369		$240,668		$246,551		$188,154
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.46	%(C)(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)	0.53	%(D)
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.66	%(C)(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)	0.76	%(D)
Ratio of Net Investment Income to Average Net
Assets	2.41	%(C)	1.97%	2.69%	2.41%	1.76	%(C)(E)	2.56	%(C)	2.56%		3.25%		2.72%		2.69%		3.20%
Portfolio Turnover Rate	7	%(B)	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A		N/A	N/A	N/A	N/A		0.23	%(C)	0.23%		0.24%		0.24%		0.25%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$10.44		$11.17	$10.65	$12.15	$9.93	$9.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.24	0.33	0.31	0.27	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.28		(0.74)	0.56	(1.52)	2.21	0.08

Total from Investment Operations	3.41		(0.50)	0.89	(1.21)	2.48	0.34

Less Distributions:
Net Investment Income	(0.11)		(0.23)	(0.32)	(0.29)	(0.26)	(0.24)
Net Realized Gains	—		—	(0.05)	—	—	—

Total Distributions	(0.11)		(0.23)	(0.37)	(0.29)	(0.26)	(0.24)

Net Asset Value, End of Period	$13.74		$10.44	$11.17	$10.65	$12.15	$9.93

Total Return	32.71	%(B)	(4.42%)	8.64%	(10.22%)	25.33%	3.58%

Net Assets, End of Period (thousands)	$4,055,466		$3,210,237	$3,719,313	$3,129,791	$2,805,367	$1,656,445
Ratio of Expenses to Average Net Assets	0.33	%(C)	0.35%	0.37%	0.39%	0.40%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.33	%(C)	0.36%	0.38%	0.37%	0.40%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	2.26%	3.02%	2.56%	2.48%	2.67%
Portfolio Turnover Rate	2	%(B)	13%	8%	4%	4%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$16.29		$16.42	$15.40	$ 16.06 $ 13.14		$12.94	$16.21		$16.54	$15.71	$ 16.52 $ 13.67			$13.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.29	0.35	0.31	0.29	0.27	0.11		0.28	0.35	0.31	0.29		0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	5.30		(0.10)	1.13	(0.64)	2.98	0.20	5.27		(0.18)	1.12	(0.66)	2.98		0.30

Total from Investment Operations	5.42		0.19	1.48	(0.33)	3.27	0.47	5.38		0.10	1.47	(0.35)	3.27		0.56

Less Distributions:
Net Investment Income	(0.12)		(0.29)	(0.35)	(0.30)	(0.30)	(0.26)	(0.20)		(0.43)	(0.44)	(0.27)	(0.30)		(0.35)
Net Realized Gains	—		(0.03)	(0.11)	(0.03)	(0.05)	(0.01)	(0.20)		—	(0.20)	(0.19)	(0.12)		(0.04)

Total Distributions	(0.12)		(0.32)	(0.46)	(0.33)	(0.35)	(0.27)	(0.40)		(0.43)	(0.64)	(0.46)	(0.42)		(0.39)

Net Asset Value, End of Period.	$21.59		$16.29	$16.42	$15.40	$16.06	$13.14	$21.19		$16.21	$16.54	$15.71	$16.52		$13.67

Total Return	33.34	%(B)	1.25%	9.94%	(2.16%)	25.14%	3.73%	33.50	%(B)	0.47%	10.10%	(2.28%)	24.54	%4.32%

Net Assets, End of Period (thousands)	$1,014,245		$769,602	$879,553	$741,512	$546,891	$370,229	$345,655		$288,509	$375,832	$403,195	$402,204		$289,904
Ratio of Expenses to Average Net Assets *(D)	0.30	%(C)	0.32%	0.33%	0.35%	0.35%	0.35%	0.34	%(C)	0.36%	0.37%	0.34%	0.35%		0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor) *(D)	0.51	%(C)	0.56%	0.60%	0.59%	0.60%	0.64%	0.55	%(C)	0.61%	0.63%	0.60%	0.62%		0.64%
Ratio of Net Investment Income to Average Net Assets	1.21	%(C)	1.81%	2.23%	1.89%	1.95%	2.14%	1.14	%(C)	1.78%	2.25%	1.87%	1.90%		2.03%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of
Portfolio’s investment in Underlying Funds as follows:	0.23	%(C)	0.25%	0.27%	0.27%	0.28%	0.31%	0.26	%(C)	0.28%	0.30%	0.29%	0.29%		0.32%

.

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.64		$27.56	$25.46	$29.55	$24.12	$22.17	$19.67		$20.07	$18.72	$23.49	$20.39	$18.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.55	0.73	0.61	0.49	0.45	0.13		0.41	0.48	0.53	0.49	0.45
Net Gains (Losses) on Securities (Realized and
Unrealized)	7.14		0.07	2.05	(4.14)	5.43	1.95	6.62		(0.24)	1.87	(4.22)	3.58	2.04

Total from Investment Operations	7.34		0.62	2.78	(3.53)	5.92	2.40	6.75		0.17	2.35	(3.69)	4.07	2.49

Less Distributions:
Net Investment Income	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.44)	(0.46)	(0.53)	(0.51)	(0.47)
Net Realized Gains	—		—	—	—	—	—	—		(0.13)	(0.54)	(0.55)	(0.46)	(0.14)

Total Distributions	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.57)	(1.00)	(1.08)	(0.97)	(0.61)

Net Asset Value, End of Period	$34.85		$27.64	$27.56	$25.46	$29.55	$24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Total Return	26.57	%(B)	2.36%	11.06%	(12.14%)	24.83%	11.01%	34.59	%(B)	0.81%	12.96%	(16.45%)	21.00%	13.96%

Net Assets, End of Period (thousands)	$6,499,320		$5,652,358	$5,968,318	$5,394,188	$6,632,914	$4,915,400	$5,428,644		$4,879,733	$6,423,859	$6,304,406	$7,249,717	$5,459,509
Ratio of Expenses to Average Net Assets (F)	0.41	%(C)	0.44%	0.48%	0.47%	0.50%	0.56%	0.66	%(C)	0.69%	0.72%	0.70%	0.73%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.54%	0.58%	0.57%	0.60%	0.66%	0.86	%(C)	0.89%	0.92%	0.90%	0.93%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.19	%(C)	2.07%	2.70%	2.08%	1.88%	2.04%	1.15	%(C)	2.20%	2.44%	2.31%	2.32%	2.43%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.78		$27.16	$26.64	$30.13	$24.71	$22.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.59	0.63	0.63	0.31	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	8.20		(3.27)	0.56	(3.48)	5.60	2.75

Total from Investment Operations	8.33		(2.68)	1.19	(2.85)	5.91	3.21

Less Distributions:
Net Investment Income	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Total Distributions	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Net Asset Value, End of Period.	$31.86		$23.78	$27.16	$26.64	$30.13	$24.71

Total Return.	35.15	%(B)	(9.98%)	4.57%	(9.66%)	24.11%	14.98%

Net Assets, End of Period (thousands)	$15,671		$12,587	$29,146	$25,150	$31,198	$97,923
Ratio of Expenses to Average Net Assets (F)	0.74	%(C)	0.77%	0.81%	0.80%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.84	%(C)	0.87%	0.91%	0.90%	0.91%	0.91%
Ratio of Net Investment Income to Average Net Assets	0.90	%(C)	2.41%	2.29%	2.07%	1.19%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.93		$27.34	$26.81	$30.32	$24.84	$22.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.71	0.70	0.73	0.61	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	8.25		(3.35)	0.57	(3.53)	5.40	2.77

Total from Investment Operations.	8.42		(2.64)	1.27	(2.80)	6.01	3.28

Less Distributions:
Net Investment Income.	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Total Distributions	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Net Asset Value, End of Period.	$32.07		$23.93	$27.34	$26.81	$30.32	$24.84

Total Return	35.35	%(B)	(9.75%)	4.83%	(9.45%)	24.41%	15.23%

Net Assets, End of Period (thousands)	$15,052,602		$12,596,902	$17,161,936	$16,431,410	$19,383,230	$16,304,321
Ratio of Expenses to Average Net Assets (F)	0.49	%(C)	0.52%	0.56%	0.54%	0.57%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.59	%(C)	0.62%	0.66%	0.64%	0.67%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.14	%(C)	2.87%	2.54%	2.37%	2.23%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.34		$20.59	$18.95	$22.38	$18.40	$16.81	$9.71		$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.43	0.53	0.50	0.42	0.37	0.06		0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	5.82		(0.22)	1.64	(3.47)	3.95	1.59	3.72		(0.59)	0.20

Total from Investment Operations	5.97		0.21	2.17	(2.97)	4.37	1.96	3.78		(0.38)	0.44

Less Distributions:
Net Investment Income	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.23)		(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.02)		(0.11)	—

Total Distributions	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.25)		(0.34)	(0.01)

Net Asset Value, End of Period	$26.22		$20.34	$20.59	$18.95	$22.38	$18.40	$13.24		$9.71	$10.43

Total Return	29.41	%(B)	1.13%	11.61%	(13.48%)	24.02%	11.87%	39.45	%(B)	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$30,133,632		$24,780,700	$28,622,610	$25,372,759	$27,085,722	$18,712,966	$251,225		$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.45	%(C)	0.49%	0.52%	0.52%	0.55%	0.61%	0.85	%(C)	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45	%(C)	0.50%	0.53%	0.52%	0.56%	0.61%	0.85	%(C)	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average
Net Assets	1.25	%(C)	2.19%	2.62%	2.25%	2.08%	2.20%	0.95	%(C)	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	15%	4%	4%	4%	3%	10	%(B)	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2021, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/21
Japanese Small Company Portfolio	The Japanese Small Company Series	16%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	25%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	12%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	75%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	9%
	DFA International Real Estate Securities Portfolio	58%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.17%*
International Core Equity Portfolio	0.23%*
Global Small Company Portfolio	0.42%*
International Small Company Portfolio	0.35%*
Japanese Small Company Portfolio	0.44%*
Asia Pacific Small Company Portfolio	0.44%*
United Kingdom Small Company Portfolio	0.44%*
Continental Small Company Portfolio	0.44%*
DFA International Real Estate Securities Portfolio	0.24%

DFA Global Real Estate Securities Portfolio	0.20%
DFA International Small Cap Value Portfolio	0.55	%*
International Vector Equity Portfolio	0.39	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.41	%*
World ex U.S. Core Equity Portfolio	0.28	%*
World Core Equity Portfolio	0.25	%*
Selectively Hedged Global Equity Portfolio	0.27	%*
Emerging Markets Portfolio	0.34	%*
Emerging Markets Small Cap Portfolio	0.57	%*
Emerging Markets Value Portfolio	0.44	%*
Emerging Markets Core Equity Portfolio	0.39	%*
Emerging Markets Targeted Value Portfolio	0.60	%*

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
Large Cap International Portfolio	0.18%	0.14%
International Core Equity Portfolio	0.24%	0.20%
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Japanese Small Company Portfolio	0.47%	0.40%
Asia Pacific Small Company Portfolio	0.47%	0.40%
United Kingdom Small Company Portfolio	0.47%	0.40%
Continental Small Company Portfolio	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
International Vector Equity Portfolio	0.42%	0.35%
World ex U.S. Value Portfolio	0.43%	0.37%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World Core Equity Portfolio	0.27%	0.22%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%
Emerging Markets Portfolio	0.37%	0.29%
Emerging Markets Small Cap Portfolio	0.60%	0.52%
Emerging Markets Value Portfolio	0.45%	0.41%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$183	—	—
Global Small Company Portfolio (2)	0.47%	—	3	$93	$463
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.40%	—	251	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.40%	—	226	—
United Kingdom Small Company Portfolio (4)	0.47%	0.40%	16	32	83
Continental Small Company Portfolio (4)	0.47%	0.40%	—	341	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	9	4,014	25,212
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.37%	—	268	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	7	944	539
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	372	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	3,178	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	5,404	—
Emerging Markets Value Portfolio (11)	—	0.41%	—	7,276	—

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$118	$1	$18
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.41%	—	7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.40% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”).From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.37% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis(the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$9
International Core Equity Portfolio	85
DFA International Real Estate Securities Portfolio	184
DFA International Small Cap Value Portfolio	14
International Vector Equity Portfolio	2
International High Relative Profitability Portfolio	7

Fees Paid Indirectly
World ex U.S. Core Equity Portfolio	$2
Emerging Markets Core Equity Portfolio	66
Emerging Markets Targeted Value Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$124
International Core Equity Portfolio	520
Global Small Company Portfolio	—
International Small Company Portfolio	335
Japanese Small Company Portfolio	15
Asia Pacific Small Company Portfolio	10
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	11
DFA International Real Estate Securities Portfolio	106
DFA Global Real Estate Securities Portfolio	129
DFA International Small Cap Value Portfolio	427
International Vector Equity Portfolio	53
International High Relative Profitability Portfolio	13
World ex U.S. Value Portfolio	4
World ex U.S. Core Equity Portfolio	44
World Core Equity Portfolio	10
Selectively Hedged Global Equity Portfolio	6
Emerging Markets Portfolio	163
Emerging Markets Small Cap Portfolio	142
Emerging Markets Value Portfolio	556
Emerging Markets Core Equity Portfolio	530
Emerging Markets Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$262,792	$495,188
International Core Equity Portfolio	$1,078,046	$1,189,769
DFA International Real Estate Securities Portfolio	$176,018	$312,385

	Purchases	Sales
DFA Global Real Estate Securities Portfolio	$339,241	$14,902
DFA International Small Cap Value Portfolio	$427,314	$1,345,863
International Vector Equity Portfolio	$111,908	$199,660
International High Relative Profitability Portfolio	$304,409	$133,076
World ex U.S. Core Equity Portfolio	$91,098	$248,638
Emerging Markets Core Equity Portfolio	$1,337,415	$3,038,790
Emerging Markets Targeted Value Portfolio	$36,286	$21,857

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

Total	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Total	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

Total	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

Total	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,587,797	$125,473	$127,900	$(25,394)	$766,132	$3,326,108	684,384	—	—
DFA Real Estate Securities Portfolio	720,976	1	45,965	19,382	177,984	872,378	19,908	$18,526	$1,045
The DFA Short Term Investment Fund	72,156	311,374	296,657	(3)	(6)	86,864	7,508	48	—

Total	$3,380,929	$436,848	$470,522	$(6,015)	$944,110	$4,285,350	711,800	$18,574	$1,045

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

Total	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

Total	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

Total	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

Total	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

Total	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$436,142	$34,135	$36,562	$8,417	$137,060	$579,192	17,156	$3,374	—
International Core Equity Portfolio	230,682	19,855	21,293	1,148	71,940	302,332	18,979	2,052	—
Emerging Markets Core Equity Portfolio	102,184	7,786	7,598	738	28,767	131,877	5,030	460	—

Total	$769,008	$61,776	$65,453	$10,303	$237,767	$1,013,401	41,165	$5,886	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$147,786	$7,137	$27,219	$8,210	$42,475	$178,389	5,754	$1,046	—
International Core Equity Portfolio	79,764	5,252	14,271	2,214	22,603	95,562	5,999	692	—
Emerging Markets Core Equity Portfolio	57,734	6,705	12,864	1,808	14,654	68,037	2,595	255	—

Total	$285,284	$19,094	$54,354	$12,232	$79,732	$341,988	14,348	$1,993	—

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Total	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

Total	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible

90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio 2019	$155,698	—	—	$155,698
2020	119,035	—	—	119,035

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Core Equity Portfolio 2019	$907,539	—	—	$907,539
2020	616,813	—	—	616,813
Global Small Company Portfolio
2019	308	—	—	308
2020	627	—	—	627
International Small Company Portfolio 2019	339,853	$517,619	—	857,472
2020	251,539	278,423	—	529,962
Japanese Small Company Portfolio
2019	6,623	32,764	—	39,387
2020	14,224	9,019	—	23,243
Asia Pacific Small Company Portfolio
2019	11,260	—	—	11,260
2020	14,178	—	—	14,178
United Kingdom Small Company Portfolio
2019	540	1,437	—	1,977
2020	969	1,478	—	2,447
Continental Small Company Portfolio
2019	14,187	19,027	—	33,214
2020	8,902	—	—	8,902
DFA International Real Estate Securities Portfolio
2019	302,662	—	—	302,662
2020	717,271	—	—	717,271
DFA Global Real Estate Securities Portfolio
2019	311,682	40,223	—	351,905
2020	509,001	90,019	—	599,020
DFA International Small Cap Value Portfolio
2019	346,113	429,956	—	776,069
2020	224,481	206,468	—	430,949
International Vector Equity Portfolio
2019	75,474	72,426	—	147,900
2020	57,641	—	—	57,641
International High Relative Profitability Portfolio
2019	11,023	—	—	11,023
2020	18,018	—	—	18,018
World ex U.S. Value Portfolio
2019	8,654	5,062	—	13,716
2020	6,579	—	—	6,579
World ex U.S. Core Equity Portfolio
2019	100,766	15,900	—	116,666
2020	75,535	—	—	75,535
World Core Equity Portfolio
2019	18,739	4,773	—	23,512

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2020	$14,888	$1,549	—	$16,437
Selectively Hedged Global Equity Portfolio
2019	12,345	4,519	—	16,864
2020	9,635	—	—	9,635
Emerging Markets Portfolio
2019	145,647	—	—	145,647
2020	118,156	—	—	118,156
Emerging Markets Small Cap Portfolio
2019	153,182	173,892	—	327,074
2020	129,179	41,749	—	170,928
Emerging Markets Value Portfolio
2019	459,380	—	—	459,380
2020	442,052	—	—	442,052
Emerging Markets Core Equity Portfolio
2019	730,829	—	—	730,829
2020	585,760	—	—	585,760
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64
2020	3,854	21	—	3,875

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(8,871)	—	$(8,871)
International Core Equity Portfolio	(53,934)	—	(53,934)
Global Small Company Portfolio	(71)	—	(71)
International Small Company Portfolio	(23,983)	—	(23,983)
Japanese Small Company Portfolio	—	—	—
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(19)	—	(19)
Continental Small Company Portfolio	(799)	—	(799)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(3,747)	—	(3,747)
DFA International Small Cap Value Portfolio	(26,367)	—	(26,367)
International Vector Equity Portfolio	(6,596)	—	(6,596)
International High Relative Profitability Portfolio	(1,186)	—	(1,186)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(7,309)	—	(7,309)
World Core Equity Portfolio	(61)	—	(61)
Selectively Hedged Global Equity Portfolio	(473)	$(465)	(938)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Portfolio	$(11,704)	—	$(11,704)
Emerging Markets Small Cap Portfolio	(14,465)	—	(14,465)
Emerging Markets Value Portfolio	(43,191)	—	(43,191)
Emerging Markets Core Equity Portfolio	(55,165)	—	(55,165)
Emerging Markets Targeted Value Portfolio	(502)	—	(502)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$13,767	—	$(485,857)	$654,159	$182,069
International Core Equity Portfolio	109,223	—	(1,538,697)	783,156	(646,318)
Global Small Company Portfolio	540	—	(258)	(441)	(159)
International Small Company Portfolio	136,707	—	(313,125)	65,923	(110,495)
Japanese Small Company Portfolio	9,860	—	(4,708)	40,289	45,441
Asia Pacific Small Company Portfolio	11,401	—	(17,821)	(27,049)	(33,469)
United Kingdom Small Company Portfolio	197	—	(55)	(2,560)	(2,418)
Continental Small Company Portfolio	3,703	—	(27,023)	17,304	(6,016)
DFA International Real Estate Securities Portfolio	—	—	(431,697)	(1,161,693)	(1,593,390)
DFA Global Real Estate Securities Portfolio	86,211	$23,742	—	(435,949)	(325,996)
DFA International Small Cap Value Portfolio	164,422	—	(427,253)	(1,226,585)	(1,489,416)
International Vector Equity Portfolio	18,174	—	(117,363)	98,905	(284)
International High Relative Profitability Portfolio	1,731	—	(26,305)	92,038	67,464
World ex U.S. Value Portfolio	1,190	—	(17,769)	(29,442)	(46,021)
World ex U.S. Core Equity Portfolio	11,477	—	(129,730)	1,126	(117,127)
World Core Equity Portfolio	—	—	(1,459)	101,380	99,921
Selectively Hedged Global Equity Portfolio	2,378	3,266	—	59,081	64,725
Emerging Markets Portfolio	13,176	—	(149,587)	1,755,403	1,618,992
Emerging Markets Small Cap Portfolio	76,220	—	(395,156)	125,442	(193,494)
Emerging Markets Value Portfolio	98,175	—	(2,347,944)	(559,050)	(2,808,819)
Emerging Markets Core Equity Portfolio	63,708	—	(2,739,997)	3,839,613	1,163,324
Emerging Markets Targeted Value Portfolio	4,286	—	—	1,899	6,185

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after

October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$485,857	$485,857
International Core Equity Portfolio	1,538,697	1,538,697
Global Small Company Portfolio	258	258
International Small Company Portfolio	313,125	313,125
Japanese Small Company Portfolio	4,708	4,708
Asia Pacific Small Company Portfolio	17,821	17,821
United Kingdom Small Company Portfolio	55	55
Continental Small Company Portfolio	27,023	27,023
DFA International Real Estate Securities Portfolio	431,697	431,697
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	427,253	427,253
International Vector Equity Portfolio	117,363	117,363
International High Relative Profitability Portfolio	26,305	26,305
World ex U.S. Value Portfolio	17,769	17,769
World ex U.S. Core Equity Portfolio	129,730	129,730
World Core Equity Portfolio	1,459	1,459
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	149,587	149,587
Emerging Markets Small Cap Portfolio	395,156	395,156
Emerging Markets Value Portfolio	2,347,944	2,347,944
Emerging Markets Core Equity Portfolio	2,739,997	2,739,997
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$245
Emerging Markets Portfolio	59,952

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,250,389	$2,091,383	$(165,423)	$1,925,960
International Core Equity Portfolio	25,940,194	10,873,734	(2,254,395)	8,619,339
Global Small Company Portfolio	70,936	18,220	—	18,220
International Small Company Portfolio	9,828,407	3,331,433	—	3,331,433
Japanese Small Company Portfolio	435,242	84,815	—	84,815
Asia Pacific Small Company Portfolio	406,591	95,775	—	95,775
United Kingdom Small Company Portfolio	23,584	7,333	—	7,333
Continental Small Company Portfolio	533,216	230,968	—	230,968

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Real Estate Securities Portfolio	$5,909,025	$1,403,508	$(681,209)	$722,299
DFA Global Real Estate Securities Portfolio	8,013,966	2,034,916	(256,477)	1,778,439
DFA International Small Cap Value Portfolio	10,511,747	3,512,011	(1,142,461)	2,369,550
International Vector Equity Portfolio	2,748,100	1,206,509	(191,228)	1,015,281
International High Relative Profitability Portfolio	1,687,594	457,086	(19,104)	437,982
World ex U.S. Value Portfolio	262,527	49,382	—	49,382
World ex U.S. Core Equity Portfolio	3,223,204	1,286,348	(290,549)	995,799
World Core Equity Portfolio	674,361	360,910	—	360,910
Selectively Hedged Global Equity Portfolio	203,244	144,352	(1,113)	143,239
Emerging Markets Portfolio	3,475,965	2,984,617	—	2,984,617
Emerging Markets Small Cap Portfolio	3,984,338	1,538,778	—	1,538,778
Emerging Markets Value Portfolio	11,576,642	3,689,248	—	3,689,248
Emerging Markets Core Equity Portfolio	19,965,339	12,937,671	(2,211,744)	10,725,927
Emerging Markets Targeted Value Portfolio	193,866	72,469	(10,281)	62,188

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$767	25	$3,669	151
Shares Issued in Lieu of Cash Distributions	125	4	570	22
Shares Redeemed	(1,894)	(67)	(16,724)	(717)

Net Increase (Decrease) — Class R2 Shares	$(1,002)	(38)	$(12,485)	(544)

Institutional Class Shares
Shares Issued	$845,438	28,324	$3,019,595	131,537
Shares Issued in Lieu of Cash Distributions	139,438	4,866	425,160	16,845
Shares Redeemed	(2,692,943)	(90,190)	(5,831,173)	(249,652)

Net Increase (Decrease) — Institutional Class Shares	$(1,708,067)	(57,000)	$(2,386,418)	(101,270)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$45,737
International Core Equity Portfolio	—	239,728
Global Small Company Portfolio	—	272
International Small Company Portfolio	—	93,253
DFA International Real Estate Securities Portfolio	—	35,445
DFA International Small Cap Value Portfolio	—	98,942
International High Relative Profitability Portfolio	—	7,222
World ex U.S. Core Equity Portfolio	—	28,589
Selectively Hedged Global Equity Portfolio	104,497	4,048
Emerging Markets Core Equity Portfolio	—	221,655
Emerging Markets Targeted Value Portfolio	—	1,660

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Large Cap International Portfolio	$2,251	—	$2,251
International Core Equity Portfolio	13,788	—	13,788
International Small Company Portfolio	4,292	—	4,292
DFA International Real Estate Securities Portfolio	1,235	—	1,235
DFA International Small Cap Value Portfolio	2,843	—	2,843
International High Relative Profitability Portfolio	49	—	49
World ex U.S. Core Equity Portfolio	1,424	—	1,424
Selectively Hedged Global Equity Portfolio	382	$127	255
Emerging Markets Core Equity Portfolio	12,097	—	12,097
Emerging Markets Targeted Value Portfolio	43	—	43

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,113)	$(1,113)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$8,361	—	$8,361
International Core Equity Portfolio	44,116	—	44,116
Global Small Company Portfolio	35	—	35	*
International Small Company Portfolio	16,642	—	16,642
DFA International Real Estate Securities Portfolio	7,221	—	7,221
DFA Global Real Estate Securities Portfolio	1,671	—	1,671	*
DFA International Small Cap Value Portfolio	12,903	—	12,903
International Vector Equity Portfolio	(202)	—	(202	)*
International High Relative Profitability Portfolio	1,688	—	1,688
World ex U.S. Core Equity Portfolio	5,292	—	5,292
Selectively Hedged Global Equity Portfolio	367	$(285)	652
Emerging Markets Core Equity Portfolio	39,728	—	39,728
Emerging Markets Targeted Value Portfolio	354	—	354

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$2,998	—	$2,998
International Core Equity Portfolio	15,649	—	15,649
International Small Company Portfolio	5,567	—	5,567
DFA International Real Estate Securities Portfolio	2,912	—	2,912
DFA International Small Cap Value Portfolio	8,036	—	8,036
International High Relative Profitability Portfolio	195	—	195
World ex U.S. Core Equity Portfolio	2,022	—	2,022
Selectively Hedged Global Equity Portfolio	(863)	$(1,212)	349
Emerging Markets Core Equity Portfolio	19,993	—	19,993
Emerging Markets Targeted Value Portfolio	55	—	55

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$1	$1	$(1)	—	—	$64	$64	$(1)	—	$63
State Street Bank and Trust	—	—	—	—	—	593	593	—	—	593
Bank of America Corp	13	13	(13)	—	—	38	38	(13)	—	25
UBS AG.	—	—	—	—	—	158	158	—	—	158
Bank of New York Mellon Corp	—	—	—	—	—	154	154	—	—	154
ANZ Securities	13	13	—	—	$13	—	—	—	—	—
JP Morgan	99	99	(99)	—	—	103	103	(99)	—	4
Royal Bank of Canada	—	—	—	—	—	2	2	—	—	2

Total	$126	$126	$(113)	—	$13	$1,112	$1,112	$(113)	—	$999

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Large Cap International Portfolio	0.83%	$2,373	9	—	$16,289	—
Global Small Company Portfolio	0.83%	237	24	—	1,075	—
International Small Company Portfolio	0.84%	4,543	1	—	4,543	—
DFA International Real Estate Securities Portfolio	0.84%	2,495	14	$1	14,265	—
DFA Global Real Estate Securities Portfolio	0.83%	4,556	6	1	11,900	—
DFA International Small Cap Value Portfolio	0.83%	5,658	8	1	11,048	—
International Vector Equity Portfolio	0.84%	644	9	—	2,056	—
World ex U.S. Value Portfolio	0.84%	116	18	—	560	—
World ex U.S. Core Equity Portfolio	0.84%	2,439	9	1	7,282	—
World Core Equity Portfolio	0.83%	987	29	1	6,411	—
Selectively Hedged Global Equity Portfolio	0.83%	4,360	2	—	4,401	—

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	0.84%	$11,679	2	$1	$22,991	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	Borrower	0.44%	$10	1	—	$10	—
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$61,961	$34,925	$(4,470)
International Core Equity Portfolio	73,027	45,148	(10,852)
DFA Global Real Estate Securities Portfolio	34,690	—	—
DFA International Small Cap Value Portfolio	42,187	71,391	11,610
International Vector Equity Portfolio	11,269	11,790	790
International High Relative Profitability Portfolio	39,213	22,030	1,531

Portfolio	Purchases	Sales	Realized Gain (Loss)
World ex U.S. Core Equity Portfolio	$5,513	$14,468	$(2,610)
Emerging Markets Core Equity Portfolio	3,723	950	(183)
Emerging Markets Targeted Value Portfolio	262	362	128

K. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$33,429
International Core Equity Portfolio	191,946
DFA International Real Estate Securities Portfolio	88,216
DFA International Small Cap Value Portfolio	82,677
International Vector Equity Portfolio	35,340
International High Relative Profitability Portfolio	6,848
World ex U.S. Core Equity Portfolio	51,694
Emerging Markets Core Equity Portfolio	1,080,712
Emerging Markets Targeted Value Portfolio	2,402

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$454,183	—	—	—	$454,183
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,101,465	—	—	—	2,101,465
DFA International Real Estate Securities Portfolio
Common Stocks	361,203	—	—	—	361,203
DFA Global Real Estate Securities Portfolio
Common Stocks	86,915	—	—	—	86,915
DFA International Small Cap Value Portfolio
Common Stocks	384,112	—	—	—	384,112
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	188,323	—	—	—	188,323
International High Relative Profitability Portfolio
Common Stocks	132,083	—	—	—	132,083
World ex U.S. Core Equity Portfolio
Common Stocks	207,982	—	—	—	207,982
Emerging Markets Core Equity Portfolio
Common Stocks	654,444	—	—	—	654,444
Emerging Markets Targeted Value Portfolio
Common Stocks	5,007	—	—	—	5,007

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate ( “LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

P. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	2	85%
Asia Pacific Small Company Portfolio-Institutional Class	2	96%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	95%
DFA International Real Estate Securities Portfolio-Institutional Class	4	92%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	67%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	82%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	7	92%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	83%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	93%
Emerging Markets Portfolio-Institutional Class	3	63%
Emerging Markets Small Cap Portfolio-Institutional Class	4	63%
Emerging Markets Value Portfolio-Class R2	1	96%
Emerging Markets Value Portfolio-Institutional Class	2	37%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	92%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2021
EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,425.60	0.62%	$3.73
Institutional Class Shares	$1,000.00	$1,427.30	0.37%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.72	0.62%	$3.11
Institutional Class Shares	$1,000.00	$1,022.96	0.37%	$1.86

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,324,739,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,324,739,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,324,740
Receivables:
Fund Shares Sold	4,510
Prepaid Expenses and Other Assets	75

Total Assets	8,329,325

LIABILITIES:
Payables:
Fund Shares Redeemed	6,978
Due to Advisor	691
Accrued Expenses and Other Liabilities	874

Total Liabilities	8,543

NET ASSETS	$8,320,782

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,813 and shares outstanding of 95,082	$19.07

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,318,969 and shares outstanding of 434,969,335	$19.13

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,492,980
Total Distributable Earnings (Loss)	827,802

NET ASSETS	$8,320,782

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $14,056)	$141,599
Income from Securities Lending	1,109
Expenses Allocated from Affiliated Investment Companies	(8,606)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	134,102

Fund Expenses
Investment Management Fees	13,209
Accounting & Transfer Agent Fees	491
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	113
Shareholders’ Reports	176
Directors’/Trustees’ Fees & Expenses	61
Professional Fees	29
Other	21

Total Fund Expenses	14,102

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	1
Institutional Class Shares	7,954

Net Expenses	6,147

Net Investment Income (Loss)	127,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	194,815
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124

Net Realized and Unrealized Gain (Loss)	2,579,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,707,894

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$127,955	$198,052
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	194,815	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124	(1,563,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,707,894	(1,682,069)

Distributions:
Class R2 Shares	(9)	(29)
Institutional Class Shares	(81,032)	(226,414)

Total Distributions	(81,041)	(226,443)

Capital Share Transactions (1):
Shares Issued	563,137	2,636,246
Shares Issued in Lieu of Cash Distributions	79,880	222,167
Shares Redeemed	(1,507,411)	(3,566,247)

Net Increase (Decrease) from Capital Share Transactions	(864,394)	(707,834)

Total Increase (Decrease) in Net Assets	1,762,459	(2,616,346)
Net Assets
Beginning of Period	6,558,323	9,174,669

End of Period	$8,320,782	$6,558,323

(1) Shares Issued and Redeemed:
Shares Issued	31,807	194,702
Shares Issued in Lieu of Cash Distributions	4,666	14,542
Shares Redeemed	(85,819)	(258,909)

Net Increase (Decrease) from Shares Issued and Redeemed	(49,346)	(49,665)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.50		$17.13	$17.68	$19.89	$16.27	$16.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.38	0.58	0.54	0.55	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	5.41		(3.61)	(0.10)	(2.21)	3.61	(0.65)

Total from Investment Operations	5.73		(3.23)	0.48	(1.67)	4.16	(0.12)

Less Distributions:
Net Investment Income	(0.16)		(0.40)	(0.51)	(0.54)	(0.54)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.16)		(0.40)	(1.03)	(0.54)	(0.54)	(0.54)

Net Asset Value, End of Period	$19.07		$13.50	$17.13	$17.68	$19.89	$16.27

Total Return	42.56	%(B)	(19.08%)	3.13%	(8.59%)	25.99%	(0.43%)

Net Assets, End of Period (thousands)	$1,813		$835	$1,191	$1,477	$3,508	$3,308
Ratio of Expenses to Average Net Assets (F)	0.62	%(C)	0.65%	0.69%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.82	%(C)	0.85%	0.89%	0.88%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.58	%(C)	2.56%	3.43%	2.72%	3.07%	3.4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.54		$17.18	$17.74	$19.94	$16.30	$16.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.38	0.63	0.60	0.56	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	5.49		(3.58)	(0.11)	(2.21)	3.66	(0.63)

Total from Investment Operations	5.77		(3.20)	0.52	(1.61)	4.22	(0.08)

Less Distributions:
Net Investment Income	(0.18)		(0.44)	(0.56)	(0.59)	(0.58)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.18)		(0.44)	(1.08)	(0.59)	(0.58)	(0.54)

Net Asset Value, End of Period	$19.13		$13.54	$17.18	$17.74	$19.94	$16.30

Total Return	42.73	%(B)	(18.87%)	3.37%	(8.32%)	26.36%	(0.20%)

Net Assets, End of Period (thousands)	$8,318,969		$6,557,488	$9,173,478	$9,421,965	$9,837,631	$7,270,665
Ratio of Expenses to Average Net Assets (F)	0.37	%(C)	0.40%	0.44%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.57	%(C)	0.60%	0.64%	0.63%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.22	%(C)	2.57%	3.70%	3.01%	3.12%	3.51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, the Portfolio owned 68% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.33%*

*	Effective as of February 28, 2021, the management fee payable by the Portfolio was reduced from 0.35% to 0.30%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2021, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.30%	—	$7,954	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.30%	—	1	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$271

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2019	$302,955	$273,833	—	$576,788
2020	226,443	—	—	226,443

As of October 31, 2020, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$32,903	—	$(349,326)	$(1,482,114)	$(1,798,537)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of April 30, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$349,326	$349,326

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,455,802	$889,736	—	$889,736

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$978	54	$354	23
Shares Issued in Lieu of Cash Distributions	9	1	29	2
Shares Redeemed	(371)	(22)	(473)	(32)

Net Increase (Decrease) — Class R2 Shares	$616	33	$(90)	(7)

Institutional Class Shares
Shares Issued	$562,159	31,753	$2,635,892	194,679
Shares Issued in Lieu of Cash Distributions	79,871	4,665	222,138	14,540
Shares Redeemed	(1,507,040)	(85,797)	(3,565,774)	(258,877)

Net Increase (Decrease) — Institutional Class Shares	$(865,010)	(49,379)	$(707,744)	(49,658)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	4	92%
DFA International Value Portfolio-Institutional Class	3	66%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,427.60	0.22%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,111.60	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,327.00	0.12%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,493.20	0.11%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,428.50	0.12%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,454.00	0.12%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,267.60	0.14%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,348.90	0.26%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.6%
Consumer Discretionary	16.0%
Consumer Staples	4.5%
Energy	10.5%
Financials	30.6%
Health Care	4.6%
Industrials	11.7%
Information Technology	1.1%
Materials	12.4%
Real Estate	2.7%
Utilities	1.3%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.8%
Consumer Staples	7.5%
Energy	1.1%
Financials	8.7%
Health Care	4.7%
Industrials	30.6%
Information Technology	14.5%
Materials	11.9%
Real Estate	1.8%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	7.9%
Consumer Discretionary	16.5%
Consumer Staples	7.5%
Energy	2.0%
Financials	13.3%
Health Care	5.5%
Industrials	14.0%
Information Technology	7.3%
Materials	16.4%
Real Estate	6.2%
Utilities	3.4%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	2.8%
Consumer Discretionary	20.5%
Consumer Staples	6.6%
Energy	2.1%
Financials	15.1%
Health Care	3.5%
Industrials	29.8%
Information Technology	7.5%
Materials	6.3%
Real Estate	4.2%
Utilities	1.6%

100.0%

The Emerging Markets Series
Communication Services	10.1%
Consumer Discretionary	13.8%
Consumer Staples	6.7%
Energy	3.9%
Financials	17.7%
Health Care	4.2%
Industrials	6.3%
Information Technology	21.0%
Materials	10.7%
Real Estate	3.1%
Utilities	2.5%

100.0%

The Continental Small Company Series
Communication Services	4.8%
Consumer Discretionary	10.2%
Consumer Staples	4.3%
Energy	2.3%
Financials	14.0%
Health Care	5.9%
Industrials	28.3%
Information Technology	11.0%
Materials	9.1%
Real Estate	6.1%
Utilities	4.0%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	13.4%
Consumer Staples	6.3%
Energy	1.9%
Financials	7.7%
Health Care	8.0%
Industrials	15.7%
Information Technology	17.6%
Materials	14.8%
Real Estate	6.8%
Utilities	4.1%

100.0%

The Canadian Small Company Series
Communication Services	1.4%
Consumer Discretionary	7.1%
Consumer Staples	5.1%
Energy	18.8%
Financials	12.9%
Health Care	1.1%
Industrials	15.1%
Information Technology	5.0%
Materials	22.1%
Real Estate	3.5%
Utilities	7.9%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.4%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	6,888,410	$151,987,788	1.2%
National Australia Bank, Ltd.	6,475,626	132,518,340	1.1%
Westpac Banking Corp.	7,945,749	153,119,921	1.3%
Other Securities		325,781,093	2.6%

TOTAL AUSTRALIA		763,407,142	6.2%

AUSTRIA — (0.0%)
Other Security		733,059	0.0%

BELGIUM — (0.8%)
Other Securities		101,138,048	0.8%

CANADA — (8.1%)
Bank of Montreal 063671101	1,448,818	136,681,490	1.1%
# Bank of Nova Scotia (The) 064149107	1,698,160	108,155,810	0.9%
Canadian Imperial Bank of Commerce 136069952	935,959	97,300,444	0.8%
# Canadian Natural Resources, Ltd.	3,476,035	105,601,943	0.9%
Nutrien, Ltd.	1,149,002	63,413,409	0.5%
Other Securities		539,845,028	4.4%

TOTAL CANADA		1,050,998,124	8.6%

DENMARK — (2.3%)
DSV Panalpina A.S.	309,306	68,910,321	0.6%
Vestas Wind Systems A/S	2,115,590	87,250,095	0.7%
Other Securities		143,995,815	1.1%

TOTAL DENMARK		300,156,231	2.4%

FINLAND — (0.8%)
Other Securities		99,339,896	0.8%

FRANCE — (8.8%)
# AXA SA	2,047,470	57,830,838	0.5%
* BNP Paribas SA	1,948,140	124,910,245	1.0%
* Cie de Saint-Gobain	2,006,077	126,573,692	1.0%
Cie Generale des Etablissements Michelin SCA	639,001	92,463,818	0.8%
Orange SA	5,978,647	74,453,366	0.6%
# Total SE	6,874,996	303,859,393	2.5%
Other Securities		364,160,054	2.9%

TOTAL FRANCE		1,144,251,406	9.3%

GERMANY — (6.1%)
Allianz SE	536,666	139,327,526	1.1%
Bayerische Motoren Werke AG	1,003,964	100,607,399	0.8%
Daimler AG	2,568,275	228,573,190	1.9%
Volkswagen AG	111,321	35,341,341	0.3%
Other Securities		286,567,314	2.4%

TOTAL GERMANY		790,416,770	6.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.4%)
CK Hutchison Holdings, Ltd.	7,657,984	$62,589,476	0.5%
Other Securities		241,662,728	2.0%

TOTAL HONG KONG		304,252,204	2.5%

IRELAND — (0.5%)
Other Securities		62,050,631	0.5%

ISRAEL — (0.3%)
Other Securities		43,364,652	0.4%

ITALY — (2.8%)
# Stellantis NV BMD8F9905	5,320,664	88,258,973	0.7%
Other Securities		267,520,457	2.2%

TOTAL ITALY		355,779,430	2.9%

JAPAN — (20.7%)
Hitachi, Ltd.	1,425,900	70,578,793	0.6%
Honda Motor Co., Ltd.	3,522,000	105,025,357	0.9%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,493,487	0.5%
Takeda Pharmaceutical Co., Ltd.	2,411,871	80,557,676	0.7%
Toyota Motor Corp.	3,715,890	278,038,390	2.3%
# Toyota Motor Corp., Sponsored ADR	208,099	31,375,086	0.3%
Other Securities		2,054,374,539	16.6%

TOTAL JAPAN		2,683,443,328	21.9%

NETHERLANDS — (3.8%)
ING Groep NV	4,722,058	60,324,195	0.5%
Koninklijke Ahold Delhaize NV	4,840,597	130,269,712	1.1%
Koninklijke DSM NV	544,382	97,607,666	0.8%
Other Securities		203,975,128	1.6%

TOTAL NETHERLANDS		492,176,701	4.0%

NEW ZEALAND — (0.2%)
Other Securities		27,090,032	0.2%

NORWAY — (0.9%)
Other Securities		116,710,687	1.0%

PORTUGAL — (0.1%)
Other Securities		14,459,627	0.1%

SINGAPORE — (0.7%)
Other Securities		96,195,957	0.8%

SPAIN — (2.0%)
Banco Santander SA	45,327,305	174,852,411	1.4%
Other Securities		77,765,324	0.7%

TOTAL SPAIN		252,617,735	2.1%

SWEDEN — (2.7%)
Other Securities		345,822,203	2.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (8.0%)
# ABB, Ltd.	2,188,585	$71,089,938	0.6%
Cie Financiere Richemont SA	797,506	81,845,468	0.7%
LafargeHolcim, Ltd.	937,531	57,852,878	0.5%
Novartis AG	1,706,093	145,591,737	1.2%
Novartis AG, Sponsored ADR	736,979	62,820,090	0.5%
UBS Group AG	6,275,625	95,832,542	0.8%
Zurich Insurance Group AG	392,769	161,136,799	1.3%
Other Securities		362,203,671	2.9%

TOTAL SWITZERLAND		1,038,373,123	8.5%

UNITED KINGDOM — (13.4%)
Anglo American P.L.C.	2,093,465	88,763,804	0.7%
Aviva P.L.C.	16,319,347	90,222,254	0.7%
# Barclays P.L.C., Sponsored ADR	7,035,082	67,325,735	0.6%
BP P.L.C.	5,808,183	24,315,058	0.2%
# BP P.L.C., Sponsored ADR	5,912,515	148,758,877	1.2%
British American Tobacco P.L.C.	3,024,009	112,200,846	0.9%
# British American Tobacco P.L.C., Sponsored ADR	838,885	31,466,576	0.3%
Glencore P.L.C.	26,692,936	108,731,557	0.9%
HSBC Holdings P.L.C.	13,535,003	84,508,648	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,528,849	78,950,665	0.6%
Lloyds Banking Group P.L.C.	177,386,266	111,235,263	0.9%
Royal Dutch Shell P.L.C., Class B	283,225	5,067,930	0.0%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	305,073,626	2.5%
Vodafone Group P.L.C	58,351,986	110,121,788	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	76,012,264	0.6%
Other Securities		293,955,825	2.5%

TOTAL UNITED KINGDOM		1,736,710,716	14.2%

UNITED STATES — (0.1%)
Other Security		12,270,504	0.1%

TOTAL COMMON STOCKS		11,831,758,206	96.6%

PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
Volkswagen AG	601,156	156,516,650	1.3%
Other Securities		44,870,303	0.3%

TOTAL GERMANY		201,386,953	1.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		149,286	0.0%

SWITZERLAND — (0.0%)
Other Securities		881,080	0.0%

TOTAL RIGHTS/WARRANTS		1,030,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,346,233,863)		12,034,175,525

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	78,318,758	$906,148,026	7.4%

TOTAL INVESTMENTS—(100.0%) (Cost $11,252,284,234)		$12,940,323,551	105.6%

As of April 30, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	605	06/18/21	$121,896,983	$126,275,600	$4,378,617

Total Futures Contracts			$121,896,983	$126,275,600	$4,378,617

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$763,407,142	—	$763,407,142
Austria	—	733,059	—	733,059
Belgium	—	101,138,048	—	101,138,048
Canada	$1,050,998,124	—	—	1,050,998,124
Denmark	—	300,156,231	—	300,156,231
Finland	—	99,339,896	—	99,339,896
France	—	1,144,251,406	—	1,144,251,406
Germany	20,762,392	769,654,378	—	790,416,770
Hong Kong	—	304,252,204	—	304,252,204
Ireland	21,331,486	40,719,145	—	62,050,631
Israel	8,520,003	34,844,649	—	43,364,652
Italy	42,444,688	313,334,742	—	355,779,430
Japan	55,723,265	2,627,720,063	—	2,683,443,328
Netherlands	20,932,066	471,244,635	—	492,176,701
New Zealand	—	27,090,032	—	27,090,032
Norway	—	116,710,687	—	116,710,687
Portugal	—	14,459,627	—	14,459,627
Singapore	—	96,195,957	—	96,195,957
Spain	6,609,910	246,007,825	—	252,617,735
Sweden	—	345,822,203	—	345,822,203
Switzerland	99,083,787	939,289,336	—	1,038,373,123
United Kingdom	741,386,338	995,324,378	—	1,736,710,716
United States	12,270,504	—	—	12,270,504
Preferred Stocks
Germany	—	201,386,953	—	201,386,953
Rights/Warrants
Canada	—	149,286	—	149,286
Switzerland	—	881,080	—	881,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$906,148,026	—	$906,148,026
Futures Contracts**	$4,378,617	—	—	4,378,617

TOTAL	$2,084,441,180	$10,860,260,988	—	$12,944,702,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$85,071,687	2.8%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co., Ltd.	713,300	7,113,375	0.2%
Takashimaya Co., Ltd.	701,000	7,749,399	0.3%
Other Securities		437,402,167	14.1%

TOTAL CONSUMER DISCRETIONARY		452,264,941	14.6%

CONSUMER STAPLES — (7.4%)
# cocokara fine, Inc.	127,060	8,615,419	0.3%
Milbon Co., Ltd.	154,752	8,240,221	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	8,408,265	0.3%
Other Securities		203,844,519	6.5%

TOTAL CONSUMER STAPLES		229,108,424	7.4%

ENERGY — (1.1%)
Cosmo Energy Holdings Co., Ltd.	344,800	7,385,906	0.3%
Other Securities		25,085,494	0.8%

TOTAL ENERGY		32,471,400	1.1%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	115,400	7,688,690	0.3%
Hirogin Holdings, Inc.	1,301,600	7,195,061	0.2%
# Jafco Group Co., Ltd.	204,100	14,692,737	0.5%
Monex Group, Inc.	954,600	7,374,895	0.2%
Other Securities		228,484,253	7.4%

TOTAL FINANCIALS		265,435,636	8.6%

HEALTH CARE — (4.6%)
# H.U. Group Holdings, Inc.	336,700	11,014,401	0.4%
Jeol, Ltd.	168,400	9,469,622	0.3%
Other Securities		122,116,280	3.9%

TOTAL HEALTH CARE		142,600,303	4.6%

INDUSTRIALS — (30.2%)
Daiseki Co., Ltd.	243,963	9,193,994	0.3%
# DMG Mori Co., Ltd.	673,200	10,884,925	0.4%
* Fujikura, Ltd.	1,545,600	7,967,252	0.3%
Furukawa Electric Co., Ltd.	401,200	10,641,769	0.4%
GS Yuasa Corp.	318,683	8,626,303	0.3%
Hazama Ando Corp.	1,302,400	9,939,460	0.3%
Hitachi Zosen Corp.	1,071,679	8,104,750	0.3%
Inaba Denki Sangyo Co., Ltd.	347,600	8,128,968	0.3%
Japan Steel Works, Ltd. (The)	389,300	9,456,968	0.3%
Maeda Corp.	914,100	7,810,700	0.3%
Meitec Corp.	169,000	9,412,011	0.3%
Mirait Holdings Corp.	524,835	8,486,425	0.3%
Nichias Corp.	392,400	10,250,359	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co., Ltd.	385,300	$8,081,589	0.3%
Nishimatsu Construction Co., Ltd.	345,000	9,182,983	0.3%
* NTN Corp.	2,736,400	7,774,330	0.3%
OKUMA Corp.	137,100	7,402,346	0.2%
Outsourcing, Inc.	732,300	11,253,113	0.4%
Penta-Ocean Construction Co., Ltd.	1,176,000	9,168,507	0.3%
Ushio, Inc.	660,300	8,745,108	0.3%
Other Securities		753,991,510	24.0%

TOTAL INDUSTRIALS		934,503,370	30.2%

INFORMATION TECHNOLOGY — (14.3%)
Daiwabo Holdings Co., Ltd.	587,500	9,188,611	0.3%
Nippon Electric Glass Co., Ltd.	431,236	10,911,728	0.4%
NSD Co., Ltd.	508,160	8,274,033	0.3%
* Sanken Electric Co., Ltd.	152,400	7,119,949	0.2%
Tokyo Seimitsu Co., Ltd.	257,200	12,157,515	0.4%
Topcon Corp.	691,700	9,437,176	0.3%
Ulvac, Inc.	264,700	12,097,219	0.4%
Other Securities		374,062,672	12.1%

TOTAL INFORMATION TECHNOLOGY		443,248,903	14.4%

MATERIALS — (11.8%)
ADEKA Corp.	604,300	11,760,586	0.4%
Asahi Holdings, Inc.	455,700	9,205,350	0.3%
Daido Steel Co., Ltd.	155,000	7,354,216	0.2%
Kobe Steel, Ltd.	1,747,900	12,584,466	0.4%
Kureha Corp.	104,150	7,044,391	0.2%
Mitsui Mining & Smelting Co., Ltd.	379,600	12,922,342	0.4%
Sumitomo Osaka Cement Co., Ltd.	225,099	7,148,794	0.2%
Toagosei Co., Ltd.	747,000	8,365,304	0.3%
Tokuyama Corp.	385,498	8,711,337	0.3%
Other Securities		279,956,255	9.1%

TOTAL MATERIALS		365,053,041	11.8%

REAL ESTATE — (1.8%)
Heiwa Real Estate Co., Ltd.	229,400	7,811,846	0.3%
Other Securities		46,091,236	1.4%

TOTAL REAL ESTATE		53,903,082	1.7%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	611,100	10,751,958	0.4%
Other Securities		38,336,912	1.2%

TOTAL UTILITIES		49,088,870	1.6%

TOTAL COMMON STOCKS (Cost $2,540,312,302)		3,052,749,657	98.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	3,301,460	$38,197,888	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,578,496,063)		$3,090,947,545	100.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,071,687	—	$85,071,687
Consumer Discretionary	$1,812,874	450,452,067	—	452,264,941
Consumer Staples	—	229,108,424	—	229,108,424
Energy	—	32,471,400	—	32,471,400
Financials	—	265,435,636	—	265,435,636
Health Care	3,787,739	138,812,564	—	142,600,303
Industrials	2,223,360	932,280,010	—	934,503,370
Information Technology	—	443,248,903	—	443,248,903
Materials	—	365,053,041	—	365,053,041
Real Estate	—	53,903,082	—	53,903,082
Utilities	—	49,088,870	—	49,088,870
Securities Lending Collateral	—	38,197,888	—	38,197,888

TOTAL	$7,823,973	$3,083,123,572	—	$3,090,947,545

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (58.0%)
	ALS, Ltd.	1,986,878	$16,089,218	0.8%
	Ansell, Ltd.	571,799	18,600,786	0.9%
	ARB Corp., Ltd.	538,242	16,148,501	0.8%
#	Bank of Queensland, Ltd.	3,982,680	27,602,567	1.4%
	Bapcor, Ltd.	2,252,217	13,386,906	0.7%
	Bega Cheese, Ltd.	2,143,926	10,546,643	0.5%
	Bendigo & Adelaide Bank, Ltd.	2,114,458	16,777,040	0.8%
	Breville Group, Ltd.	821,653	16,454,862	0.8%
	Carsales.com, Ltd.	1,191,399	18,200,604	0.9%
	Cleanaway Waste Management, Ltd.	7,191,181	15,765,377	0.8%
	Credit Corp. Group, Ltd.	495,925	11,035,227	0.6%
	CSR, Ltd.	3,273,096	15,031,981	0.8%
	Downer EDI, Ltd.	2,972,710	12,841,888	0.7%
	Elders, Ltd.	1,232,076	11,545,413	0.6%
	Healius, Ltd.	4,144,191	13,179,559	0.7%
	IGO, Ltd.	3,925,542	22,430,682	1.1%
	IOOF Holdings, Ltd.	3,815,495	10,717,038	0.5%
#*	Lynas Rare Earths, Ltd.	5,868,035	24,710,818	1.2%
	Metcash, Ltd.	7,963,936	21,818,779	1.1%
	Mineral Resources, Ltd.	556,448	20,321,725	1.0%
	nib holdings, Ltd.	3,098,293	14,744,769	0.7%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	20,455,027	1.0%
	Orora, Ltd.	6,339,374	15,511,229	0.8%
	OZ Minerals, Ltd.	1,996,652	36,427,188	1.8%
	Pendal Group, Ltd.	1,950,282	11,062,445	0.6%
	Perpetual, Ltd.	405,248	10,800,783	0.5%
	Premier Investments, Ltd.	622,552	12,606,913	0.6%
#	Pro Medicus, Ltd.	300,101	10,901,405	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	16,457,882	0.8%
	Sims, Ltd.	1,162,937	14,098,859	0.7%
	Spark Infrastructure Group	11,933,662	20,154,884	1.0%
*	Star Entertainment Grp, Ltd. (The)	3,822,270	11,690,576	0.6%
	Steadfast Group, Ltd.	5,683,479	18,233,883	0.9%
	Technology One, Ltd.	1,748,272	12,754,504	0.6%
*	Vocus Group, Ltd.	4,091,642	17,247,422	0.9%
	Other Securities		610,028,163	30.9%

TOTAL AUSTRALIA.			1,186,381,546	59.7%

CHINA — (0.2%)
	Other Securities		3,580,340	0.2%

HONG KONG — (20.8%)
#	ASM Pacific Technology, Ltd.	911,000	13,759,218	0.7%
	IGG, Inc.	9,421,000	15,880,094	0.8%
	Kerry Logistics Network, Ltd.	4,063,500	12,197,244	0.6%
	Man Wah Holdings, Ltd.	6,540,800	13,693,408	0.7%
	Pacific Basin Shipping, Ltd.	33,421,000	11,711,038	0.6%
	SITC International Holdings Co., Ltd.	6,142,000	23,403,591	1.2%
	VTech Holdings, Ltd.	1,438,200	13,161,923	0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$320,770,124	16.0%

TOTAL HONG KONG		424,576,640	21.3%

NEW ZEALAND — (6.2%)
Chorus, Ltd.	2,980,874	14,459,866	0.7%
Infratil, Ltd.	3,887,656	19,788,871	1.0%
Mainfreight, Ltd.	257,292	13,333,178	0.7%
* SKYCITY Entertainment Group, Ltd.	5,101,527	13,027,823	0.7%
Summerset Group Holdings, Ltd.	1,386,567	12,057,084	0.6%
Other Securities		54,321,231	2.7%

TOTAL NEW ZEALAND		126,988,053	6.4%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	10,328,200	13,326,308	0.7%
Sembcorp Industries, Ltd.	7,106,600	11,296,543	0.6%
# Singapore Press Holdings, Ltd.	7,633,400	10,539,570	0.5%
Other Securities		190,690,061	9.6%

TOTAL SINGAPORE		225,852,482	11.4%

UNITED STATES — (0.5%)
Other Security		9,893,990	0.5%

TOTAL COMMON STOCKS		1,977,273,051	99.5%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,623,428,559)		1,977,288,968

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	5,796,676	67,067,542	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,690,491,812)		$2,044,356,510	102.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,345	$1,186,358,201	—	$1,186,381,546
China	—	3,580,340	—	3,580,340
Hong Kong	1,904,158	422,672,482	—	424,576,640
New Zealand	—	126,988,053	—	126,988,053
Singapore	—	225,852,482	—	225,852,482
United States	—	9,893,990	—	9,893,990

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants Singapore	—	$15,917	—	$15,917
Securities Lending Collateral	—	67,067,542	—	67,067,542

TOTAL	$1,927,503	$2,042,429,007	—	$2,044,356,510

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$56,787,741	2.8%

CONSUMER DISCRETIONARY — (20.2%)
Bellway P.L.C.	502,596	25,072,029	1.3%
* Countryside Properties P.L.C.	2,832,364	20,299,253	1.0%
Domino’s Pizza Group P.L.C.	3,262,553	17,213,369	0.9%
Games Workshop Group P.L.C.	193,412	28,980,502	1.4%
* Greggs P.L.C.	617,131	20,136,455	1.0%
* Inchcape P.L.C.	2,476,466	26,730,283	1.3%
* Marks & Spencer Group P.L.C.	6,541,954	14,271,591	0.7%
Pets at Home Group P.L.C.	3,140,708	19,273,198	1.0%
Redrow P.L.C.	1,486,211	14,186,387	0.7%
* SSP Group P.L.C.	4,008,906	17,738,100	0.9%
Vistry Group P.L.C.	952,828	16,287,453	0.8%
* WH Smith P.L.C.	637,672	15,932,995	0.8%
Other Securities		172,042,443	8.6%

TOTAL CONSUMER DISCRETIONARY		408,164,058	20.4%

CONSUMER STAPLES — (6.5%)
Britvic P.L.C.	1,587,277	19,370,774	1.0%
Cranswick P.L.C.	369,967	19,083,855	0.9%
Fevertree Drinks P.L.C.	610,917	21,174,868	1.1%
Tate & Lyle P.L.C.	2,485,218	27,492,874	1.4%
Other Securities		45,155,250	2.2%

TOTAL CONSUMER STAPLES		132,277,621	6.6%

ENERGY — (2.1%)
* John Wood Group P.L.C.	3,617,223	14,062,907	0.7%
Other Securities		28,129,948	1.4%

TOTAL ENERGY		42,192,855	2.1%

FINANCIALS — (14.9%)
* Beazley P.L.C.	3,078,734	14,392,317	0.7%
Close Brothers Group P.L.C.	963,064	21,124,695	1.1%
* Hiscox, Ltd.	1,295,661	14,502,771	0.7%
IG Group Holdings P.L.C.	2,317,134	29,313,932	1.5%
Lancashire Holdings, Ltd.	1,441,234	14,129,663	0.7%
Man Group P.L.C.	9,432,150	21,925,082	1.1%
Quilter P.L.C.	10,450,012	23,600,912	1.2%
TP ICAP Group P.L.C.	4,442,995	14,587,932	0.7%
Other Securities		147,346,378	7.3%

TOTAL FINANCIALS		300,923,682	15.0%

HEALTH CARE — (3.4%)
Other Securities		68,797,643	3.4%

INDUSTRIALS — (29.4%)
* Balfour Beatty P.L.C.	3,548,027	15,295,000	0.8%
Diploma P.L.C.	650,354	25,746,976	1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Electrocomponents P.L.C.	1,667,511	$24,542,815	1.2%
Grafton Group P.L.C.	1,582,491	26,070,389	1.3%
* Hays P.L.C.	8,123,049	18,334,873	0.9%
IMI P.L.C.	1,595,917	35,069,622	1.7%
* Meggitt P.L.C.	2,977,030	19,150,660	0.9%
* Pagegroup P.L.C.	1,960,650	15,169,998	0.8%
QinetiQ Group P.L.C.	3,409,929	15,630,075	0.8%
Rotork P.L.C.	5,397,898	25,656,205	1.3%
* Royal Mail P.L.C.	5,014,011	34,351,875	1.7%
* Signature Aviation P.L.C.	5,303,639	29,601,314	1.5%
* Travis Perkins P.L.C.	1,293,754	27,473,235	1.4%
Ultra Electronics Holdings P.L.C.	566,936	15,839,090	0.8%
Other Securities		266,406,706	13.2%

TOTAL INDUSTRIALS		594,338,833	29.6%

INFORMATION TECHNOLOGY — (7.4%)
Computacenter P.L.C.	513,813	19,004,735	1.0%
Softcat P.L.C.	768,191	20,339,573	1.0%
Spectris P.L.C.	649,656	29,182,478	1.5%
Spirent Communications P.L.C.	4,009,070	14,192,174	0.7%
Other Securities		67,706,924	3.3%

TOTAL INFORMATION TECHNOLOGY		150,425,884	7.5%

MATERIALS — (6.3%)
* Marshalls P.L.C.	1,404,106	14,098,139	0.7%
Synthomer P.L.C.	2,254,788	15,834,159	0.8%
Victrex P.L.C.	551,606	17,887,577	0.9%
Other Securities		78,821,533	3.9%

TOTAL MATERIALS		126,641,408	6.3%

REAL ESTATE — (4.1%)
Grainger P.L.C.	4,322,683	17,064,708	0.9%
* IWG P.L.C.	4,022,124	20,364,628	1.0%
Savills P.L.C.	965,532	15,909,870	0.8%
St. Modwen Properties P.L.C.	2,664,787	15,982,764	0.8%
Other Securities		13,815,898	0.7%

TOTAL REAL ESTATE		83,137,868	4.2%

UTILITIES — (1.5%)
Other Securities		31,344,884	1.6%

TOTAL COMMON STOCKS (Cost $1,504,649,274)		1,995,032,477	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,439,304	28,222,743	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,532,867,049)		$2,023,255,220	100.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$385,682	$56,402,059	—	$56,787,741
Consumer Discretionary	5,291,933	402,872,125	—	408,164,058
Consumer Staples	—	132,277,621	—	132,277,621
Energy	—	42,192,855	—	42,192,855
Financials	—	300,923,682	—	300,923,682
Health Care	—	68,797,643	—	68,797,643
Industrials	—	594,338,833	—	594,338,833
Information Technology	741,562	149,684,322	—	150,425,884
Materials	—	126,641,408	—	126,641,408
Real Estate	—	83,137,868	—	83,137,868
Utilities	—	31,344,884	—	31,344,884
Securities Lending Collateral	—	28,222,743	—	28,222,743

TOTAL	$6,419,177	$2,016,836,043	—	$2,023,255,220

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$296,056	0.0%

COMMON STOCKS — (92.8%)
AUSTRIA — (3.6%)
ANDRITZ AG	477,958	25,972,783	0.4%
voestalpine AG	640,995	27,809,110	0.5%
Wienerberger AG	617,965	24,226,803	0.4%
Other Securities		155,911,882	2.5%

TOTAL AUSTRIA		233,920,578	3.8%

BELGIUM — (3.4%)
Ackermans & van Haaren NV	171,984	27,499,280	0.5%
Other Securities		195,020,813	3.1%

TOTAL BELGIUM		222,520,093	3.6%

DENMARK — (5.2%)
Royal Unibrew A.S.	327,792	40,040,073	0.7%
# SimCorp A.S.	260,025	34,380,344	0.6%
# Topdanmark A.S.	437,897	21,292,638	0.3%
Other Securities		244,207,703	3.9%

TOTAL DENMARK		339,920,758	5.5%

FINLAND — (6.2%)
# Huhtamaki Oyj	652,963	30,977,223	0.5%
Konecranes Oyj	464,401	21,375,003	0.3%
Metso Outotec Oyj	2,828,773	31,778,531	0.5%
Nokian Renkaat Oyj	579,923	21,591,405	0.3%
# Orion Oyj, Class B	515,971	22,839,636	0.4%
# Valmet Oyj	889,683	37,159,653	0.6%
Other Securities		237,074,695	3.9%

TOTAL FINLAND		402,796,146	6.5%

FRANCE — (9.8%)
Euronext NV	223,445	22,474,749	0.4%
# Rexel SA	2,073,563	40,760,543	0.7%
Rubis SCA	518,092	24,320,678	0.4%
* SOITEC	132,921	26,841,317	0.4%
* SPIE SA	839,574	21,222,165	0.4%
Other Securities		504,360,537	8.1%

TOTAL FRANCE		639,979,989	10.4%

GERMANY — (15.2%)
Aurubis AG	291,413	25,050,889	0.4%
* Commerzbank AG	3,259,632	21,494,532	0.4%
* Dialog Semiconductor P.L.C.	544,240	42,635,929	0.7%
Freenet AG	930,432	22,624,928	0.4%
GEA Group AG	847,030	37,196,825	0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Gerresheimer AG	242,136	$26,043,431	0.4%
Grand City Properties SA	803,479	21,603,252	0.4%
Lanxess AG	601,317	44,252,347	0.7%
* ProSiebenSat.1 Media SE	1,269,319	27,567,844	0.5%
Rheinmetall AG	313,337	32,693,291	0.5%
Siltronic AG	146,283	24,650,724	0.4%
TAG Immobilien AG	954,559	29,520,753	0.5%
Other Securities		635,219,708	10.2%

TOTAL GERMANY		990,554,453	16.1%

IRELAND — (0.8%)
* Bank of Ireland Group P.L.C.	4,640,869	27,194,691	0.5%
Other Securities		25,730,264	0.4%

TOTAL IRELAND		52,924,955	0.9%

ISRAEL — (3.2%)
Other Securities		208,262,015	3.4%

ITALY — (7.8%)
# Banco BPM SpA	10,026,255	28,516,643	0.5%
Italgas SpA	3,402,703	22,191,872	0.4%
Other Securities		460,827,725	7.4%

TOTAL ITALY		511,536,240	8.3%

NETHERLANDS — (6.7%)
Aalberts NV	691,302	37,348,204	0.6%
* Arcadis NV	526,518	22,146,572	0.4%
ASR Nederland NV	873,857	38,166,070	0.6%
# BE Semiconductor Industries NV	476,805	38,509,270	0.6%
Corbion NV	416,939	24,416,784	0.4%
IMCD NV	357,089	51,866,903	0.8%
* Signify NV	780,137	44,303,258	0.7%
Other Securities		183,601,252	3.0%

TOTAL NETHERLANDS		440,358,313	7.1%

NORWAY — (2.5%)
Other Securities		163,829,821	2.7%

PORTUGAL — (0.7%)
Other Securities		46,423,488	0.7%

SPAIN — (5.2%)
Other Securities		341,234,090	5.5%

SWEDEN — (9.2%)
Other Securities		598,604,390	9.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	115,683	23,414,726	0.4%
Belimo Holding AG	60,560	24,168,038	0.4%
Bucher Industries AG	54,197	28,443,507	0.5%
#* Dufry AG	399,735	26,306,042	0.4%
* Flughafen Zurich AG	126,351	22,728,103	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Georg Fischer AG	31,470	$44,126,403	0.7%
Helvetia Holding AG	229,898	27,639,436	0.4%
PSP Swiss Property AG	326,804	40,326,399	0.7%
Siegfried Holding AG	30,001	27,590,884	0.4%
VAT Group AG	179,719	51,321,290	0.8%
Other Securities		553,824,457	9.0%

TOTAL SWITZERLAND		869,889,285	14.1%

UNITED STATES — (0.0%)
Other Security		1,397,547	0.0%

TOTAL COMMON STOCKS		6,064,152,161	98.3%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		56,733,331	0.9%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		2,619,207	0.1%

TOTAL INVESTMENT SECURITIES (Cost $4,195,816,013)		6,123,800,755

		Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	35,375,947	409,299,711	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $4,605,087,337)		$6,533,100,466	105.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$233,920,578	—	$233,920,578
Belgium	$1,002,558	221,517,535	—	222,520,093
Denmark	—	339,920,758	—	339,920,758
Finland	—	402,796,146	—	402,796,146
France	11,545	639,968,444	—	639,979,989
Germany	—	990,554,453	—	990,554,453
Ireland	86,038	52,838,917	—	52,924,955
Israel	907,892	207,354,123	—	208,262,015
Italy	—	511,536,240	—	511,536,240
Netherlands	—	440,358,313	—	440,358,313
Norway	2,367,244	161,462,577	—	163,829,821
Portugal	—	46,423,488	—	46,423,488
Spain	7,451,269	333,782,821	—	341,234,090
Sweden	3,368,714	595,235,676	—	598,604,390
Switzerland	839,593	869,049,692	—	869,889,285

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$1,397,547	—	$1,397,547
Preferred Stocks Germany	—	56,733,331	—	56,733,331
Rights/Warrants France.	—	2,619,207	—	2,619,207
Bonds Germany	—	296,056	—	296,056
Securities Lending Collateral	—	409,299,711	—	409,299,711

TOTAL	$16,034,853	$6,517,065,613	—	$6,533,100,466

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.5%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,250,042	1.4%
CONSUMER DISCRETIONARY — (6.2%)
*	Aritzia, Inc.	427,638	10,670,510	0.7%
	BRP, Inc.	112,524	10,337,396	0.7%
*	Great Canadian Gaming Corp.	428,062	15,445,267	1.1%
	Linamar Corp.	216,634	12,695,072	0.9%
	Other Securities		54,185,203	3.7%

TOTAL CONSUMER DISCRETIONARY			103,333,448	7.1%

CONSUMER STAPLES — (4.5%)
#	Premium Brands Holdings Corp.	182,482	17,751,595	1.2%
	Primo Water Corp. 74167P959	813,424	13,592,913	0.9%
	Other Securities		42,965,502	3.0%

TOTAL CONSUMER STAPLES			74,310,010	5.1%

ENERGY — (16.5%)
	ARC Resources, Ltd.	3,615,211	22,735,695	1.6%
#	Cameco Corp. 13321L108	1,331,282	22,378,850	1.5%
#	Gibson Energy, Inc.	940,791	17,183,222	1.2%
#	Inter Pipeline, Ltd.	885,858	12,915,084	0.9%
#	Keyera Corp.	822,868	18,818,549	1.3%
*	MEG Energy Corp.	2,470,617	13,648,041	0.9%
*	Parex Resources, Inc.	786,291	14,809,125	1.0%
#	Parkland Corp.	615,719	19,776,745	1.4%
#	PrairieSky Royalty, Ltd.	1,029,307	11,037,112	0.8%
	Tourmaline Oil Corp.	1,134,044	24,468,004	1.7%
#	Whitecap Resources, Inc.	2,632,329	11,521,728	0.8%
	Other Securities		83,852,221	5.6%

TOTAL ENERGY			273,144,376	18.7%

FINANCIALS — (11.3%)
	Canadian Western Bank	456,902	12,564,201	0.9%
	CI Financial Corp.	770,765	12,390,934	0.8%
	ECN Capital Corp.	2,488,693	16,683,749	1.1%
#	Element Fleet Management Corp.	1,736,203	21,258,475	1.5%
	iA Financial Corp., Inc.	411,433	23,169,989	1.6%
#	Laurentian Bank of Canada	412,090	14,262,139	1.0%
	Onex Corp.	249,677	16,715,552	1.1%
#	TMX Group, Ltd.	120,613	13,291,324	0.9%
	Other Securities		56,987,446	4.0%

TOTAL FINANCIALS			187,323,809	12.9%

HEALTH CARE — (1.0%)
	Other Securities		15,632,164	1.1%

INDUSTRIALS — (13.2%)
*	ATS Automation Tooling Systems, Inc.	441,354	10,646,501	0.7%
	Finning International, Inc.	885,513	23,046,464	1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Morneau Shepell, Inc.	401,948	$10,104,701	0.7%
#	Richelieu Hardware, Ltd.	361,973	12,645,422	0.9%
#	SNC-Lavalin Group, Inc.	666,544	14,907,289	1.0%
#	Stantec, Inc.	507,094	23,742,635	1.6%
	TFI International, Inc.	424,407	37,187,189	2.6%
#	Toromont Industries, Ltd.	167,708	13,371,341	0.9%
	Other Securities		74,013,690	5.1%

TOTAL INDUSTRIALS			219,665,232	15.1%

INFORMATION TECHNOLOGY — (4.4%)
#*	BlackBerry, Ltd. 09228F103	1,540,551	13,603,065	0.9%
	Enghouse Systems, Ltd.	263,395	12,475,985	0.9%
*	Kinaxis, Inc.	125,057	16,130,283	1.1%
	Other Securities		31,140,341	2.1%

TOTAL INFORMATION TECHNOLOGY			73,349,674	5.0%

MATERIALS — (19.2%)
	Alamos Gold, Inc., Class A.	2,014,411	16,142,817	1.1%
#*	Capstone Mining Corp.	2,456,528	10,972,085	0.8%
	Centerra Gold, Inc.	1,270,606	11,722,471	0.8%
#	Endeavour Mining Corp.	937,250	19,512,863	1.3%
#*	Ivanhoe Mines, Ltd., Class A	2,842,458	20,049,718	1.4%
#	SSR Mining, Inc.	1,130,996	17,952,022	1.2%
	Yamana Gold, Inc.	3,304,447	15,135,693	1.0%
	Other Securities		207,895,134	14.3%

TOTAL MATERIALS			319,382,803	21.9%

REAL ESTATE — (3.1%)
#	Altus Group, Ltd.	261,893	13,233,677	0.9%
	Colliers International Group, Inc. 194693158	165,544	17,918,052	1.2%
	Other Securities		19,974,065	1.4%

TOTAL REAL ESTATE			51,125,794	3.5%

UTILITIES — (6.9%)
#	AltaGas, Ltd.	862,073	16,110,171	1.1%
#	Boralex, Inc., Class A	549,954	17,628,595	1.2%
#	Capital Power Corp.	771,649	24,603,119	1.7%
	Innergex Renewable Energy, Inc.	604,787	10,332,771	0.7%
#	TransAlta Corp. 89346D958	1,784,708	17,539,985	1.2%
	Other Securities		28,531,787	2.0%

TOTAL UTILITIES			114,746,428	7.9%

TOTAL COMMON STOCKS			1,452,263,780	99.7%

RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
	Other Security		1,651,246	0.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ENERGY — (0.0%)
Other Security		$167,360	0.0%

TOTAL RIGHTS/WARRANTS		1,818,606	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,048,674,560)		1,454,082,386

		Value†
SECURITIES LENDING COLLATERAL — (12.4%)
@§ The DFA Short Term Investment Fund	17,870,144	206,757,565	14.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,255,416,782)		$1,660,839,951	114.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,250,042	—	—	$20,250,042
Consumer Discretionary	102,621,151	$712,297	—	103,333,448
Consumer Staples	74,310,010	—	—	74,310,010
Energy	273,144,376	—	—	273,144,376
Financials	187,323,809	—	—	187,323,809
Health Care.	15,632,164	—	—	15,632,164
Industrials	219,665,232	—	—	219,665,232
Information Technology	73,349,674	—	—	73,349,674
Materials.	319,382,803	—	—	319,382,803
Real Estate	51,125,794	—	—	51,125,794
Utilities	114,746,428	—	—	114,746,428
Rights/Warrants
Energy	—	167,360	—	167,360
Materials	—	1,651,246	—	1,651,246
Securities Lending Collateral	—	206,757,565	—	206,757,565

TOTAL	$1,451,551,483	$209,288,468	—	$1,660,839,951

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
Other Security		$1,243,246	0.0%

BRAZIL — (3.8%)
Vale SA.	3,260,013	65,427,706	1.0%
Vale SA, Sponsored ADR	749,681	15,083,592	0.2%
Other Securities		170,658,094	2.6%

TOTAL BRAZIL		251,169,392	3.8%

CHILE — (0.5%)
Other Securities		35,859,027	0.5%

CHINA — (35.3%)
* Alibaba Group Holding, Ltd.	714,100	20,642,985	0.3%
* Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839	3.3%
* Baidu, Inc., Sponsored ADR	137,226	28,862,745	0.5%
China Construction Bank Corp., Class H	79,728,590	62,933,091	1.0%
China Gas Holdings, Ltd.	4,891,400	17,630,845	0.3%
China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625	0.3%
China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066	0.5%
China Overseas Land & Investment, Ltd.	8,252,500	20,885,888	0.3%
China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635	0.3%
China Resources Land, Ltd.	5,690,666	26,644,099	0.4%
Country Garden Holdings Co., Ltd.	15,537,519	18,470,820	0.3%
CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923	0.4%
Geely Automobile Holdings, Ltd.	10,400,000	27,088,794	0.4%
* Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012	0.6%
* JD.com, Inc., ADR	248,488	19,223,032	0.3%
Kweichow Moutai Co., Ltd., Class A.	65,693	20,295,293	0.3%
Lenovo Group, Ltd.	19,511,278	26,659,310	0.4%
Li Ning Co., Ltd.	2,852,000	23,145,924	0.4%
Longfor Group Holdings, Ltd.	3,097,000	19,236,915	0.3%
* Meituan, Class B	1,270,300	48,619,822	0.8%
NetEase, Inc., ADR	323,449	36,245,695	0.6%
Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642	1.0%
Shenzhou International Group Holdings, Ltd.	932,200	20,507,460	0.3%
Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019	0.3%
# Sunac China Holdings, Ltd.	5,903,000	22,896,323	0.4%
Tencent Holdings, Ltd.	3,951,600	315,227,000	4.8%
* Trip.com Group, Ltd., ADR	509,607	19,915,442	0.3%
Yum China Holdings, Inc.	550,004	34,606,252	0.5%
Other Securities		1,064,625,761	15.9%

TOTAL CHINA		2,336,443,713	35.8%

COLOMBIA — (0.2%)
Other Securities		11,602,195	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		6,711,270	0.1%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.1%)
Other Securities		$3,902,889	0.1%

GREECE — (0.3%)
Other Securities		17,036,058	0.3%

HUNGARY — (0.3%)
Other Securities		18,987,211	0.3%

INDIA — (10.0%)
* HDFC Bank, Ltd.	2,163,503	41,123,957	0.6%
Housing Development Finance Corp., Ltd.	698,168	22,859,571	0.4%
Infosys, Ltd.	1,828,393	33,087,583	0.5%
Infosys, Ltd., Sponsored ADR	979,927	17,717,080	0.3%
Reliance Industries, Ltd.	1,666,579	44,806,066	0.7%
Tata Consultancy Services, Ltd.	744,744	30,521,235	0.5%
Other Securities		474,685,152	7.2%

TOTAL INDIA		664,800,644	10.2%

INDONESIA — (1.4%)
Other Securities		90,243,150	1.4%

MALAYSIA — (1.5%)
Other Securities		102,550,333	1.6%

MEXICO — (2.0%)
Other Securities		131,852,917	2.0%

PERU — (0.1%)
Other Securities		6,782,762	0.1%

PHILIPPINES — (0.7%)
Other Securities		44,047,207	0.7%

POLAND — (0.7%)
Other Securities		44,772,263	0.7%

QATAR — (0.4%)
Other Securities		27,896,048	0.4%

RUSSIA — (1.1%)
Other Securities		71,183,983	1.1%

SAUDI ARABIA — (2.7%)
Al Rajhi Bank.	838,186	22,068,792	0.3%
National Commercial Bank	1,437,747	21,768,879	0.3%
Other Securities		132,477,868	2.1%

TOTAL SAUDI ARABIA		176,315,539	2.7%

SOUTH AFRICA — (4.1%)
Impala Platinum Holdings, Ltd.	996,296	18,616,825	0.3%
* MTN Group, Ltd.	3,916,077	24,775,887	0.4%
Naspers, Ltd., Class N	124,805	28,403,120	0.4%
Other Securities		201,256,721	3.1%

TOTAL SOUTH AFRICA		273,052,553	4.2%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (13.9%)
LG Electronics, Inc.	221,804	$31,161,709	0.5%
POSCO	60,144	19,655,939	0.3%
Samsung Electronics Co., Ltd.	4,203,443	306,369,956	4.7%
Samsung Electronics Co., Ltd., GDR	1,612	2,937,175	0.1%
SK Hynix, Inc.	475,556	54,252,034	0.8%
Other Securities		504,332,505	7.7%

TOTAL SOUTH KOREA		918,709,318	14.1%

TAIWAN — (15.8%)
China Steel Corp.	12,260,932	17,159,290	0.3%
CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627	0.3%
Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166	0.4%
MediaTek, Inc.	642,995	26,955,997	0.4%
# Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752	5.1%
Other Securities		622,828,126	9.5%

TOTAL TAIWAN		1,044,157,958	16.0%

THAILAND — (1.8%)
Other Securities		122,624,108	1.9%

TURKEY — (0.4%)
Other Securities		26,000,011	0.4%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		29,709,308	0.4%

TOTAL COMMON STOCKS		6,457,653,103	99.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		40,529,065	0.6%

CHILE — (0.0%)
Other Security		1,027,656	0.0%

COLOMBIA — (0.0%)
Other Securities		2,146,148	0.0%

SOUTH KOREA — (0.0%)
Other Security		29,792	0.0%

TOTAL PREFERRED STOCKS		43,732,661	0.6%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		4,158	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,443,891,448)		6,501,389,922

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	10,023,659	$115,973,733	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,559,852,231)		$6,617,363,655	101.4%

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644
Indonesia	278,838	89,964,312	—	90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
India	$4,158	—	—	$4,158
Securities Lending Collateral	—	$115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
BRAZIL — (3.5%)
Cia de Locacao das Americas	1,789,285	$8,686,121	0.2%
Cia Siderurgica Nacional SA	1,390,946	12,595,730	0.2%
* Petro Rio SA	696,612	11,744,319	0.2%
Transmissora Alianca de Energia Eletrica SA	1,415,423	10,891,778	0.2%
Other Securities		152,623,739	2.8%

TOTAL BRAZIL		196,541,687	3.6%

CHILE — (0.9%)
Other Securities		51,320,719	0.9%

CHINA — (22.5%)
AAC Technologies Holdings, Inc.	2,187,000	12,140,426	0.2%
A-Living Smart City Services Co., Ltd., Class H	1,881,000	8,645,857	0.2%
#* Baozun, Inc., Sponsored ADR	251,448	8,727,760	0.2%
China Everbright Environment Group, Ltd.	15,300,000	9,617,654	0.2%
China Lesso Group Holdings, Ltd.	4,499,000	11,316,819	0.2%
China Medical System Holdings, Ltd.	5,618,500	12,977,234	0.3%
China Meidong Auto Holdings, Ltd.	2,280,000	11,369,480	0.2%
China Taiping Insurance Holdings Co., Ltd.	6,028,800	11,159,828	0.2%
Chinasoft International, Ltd.	9,638,000	10,795,280	0.2%
Far East Horizon, Ltd.	8,552,000	9,806,226	0.2%
#* GCL-Poly Energy Holdings, Ltd.	71,015,000	18,101,728	0.4%
Greentown Service Group Co., Ltd.	6,056,000	9,627,243	0.2%
Haitian International Holdings, Ltd.	2,659,000	10,818,381	0.2%
# Hopson Development Holdings, Ltd.	2,778,000	10,895,016	0.2%
#* Hua Hong Semiconductor, Ltd.	1,785,000	11,104,028	0.2%
# JOYY, Inc., ADR	129,276	12,288,977	0.2%
Kingboard Holdings, Ltd.	2,738,421	16,171,630	0.3%
Kingboard Laminates Holdings, Ltd.	4,494,000	11,209,531	0.2%
Kunlun Energy Co., Ltd.	9,590,000	10,253,939	0.2%
KWG Group Holdings, Ltd.	5,316,450	8,517,079	0.2%
* Lifetech Scientific Corp.	15,806,000	8,522,132	0.2%
Minth Group, Ltd.	3,117,000	12,624,559	0.3%
Nine Dragons Paper Holdings, Ltd.	6,690,000	9,167,150	0.2%
Sinopharm Group Co., Ltd., Class H	3,232,000	9,968,609	0.2%
Yadea Group Holdings, Ltd.	4,366,000	9,558,282	0.2%
Other Securities		969,830,184	17.4%

TOTAL CHINA		1,245,215,032	22.9%

COLOMBIA — (0.2%)
Other Securities		8,400,570	0.2%

GREECE — (0.3%)
Other Securities		18,134,049	0.3%

HONG KONG — (0.2%)
Other Securities		8,899,309	0.2%

HUNGARY — (0.1%)
Other Securities		4,464,710	0.1%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (14.3%)
Adani Enterprises, Ltd.	563,980	$8,707,310	0.2%
* Adani Green Energy, Ltd.	685,013	9,456,338	0.2%
Apollo Hospitals Enterprise, Ltd.	248,277	10,719,151	0.2%
Balkrishna Industries, Ltd.	369,666	8,776,873	0.2%
Crompton Greaves Consumer Electricals, Ltd.	2,149,088	11,145,369	0.2%
* Jindal Steel & Power, Ltd.	1,840,235	10,889,193	0.2%
Jubilant Foodworks, Ltd.	272,301	10,616,434	0.2%
Mphasis, Ltd.	457,375	10,885,965	0.2%
PI Industries, Ltd.	287,115	9,700,484	0.2%
Tata Consumer Products, Ltd.	1,455,236	13,121,728	0.3%
Other Securities		687,015,082	12.4%

TOTAL INDIA		791,033,927	14.5%

INDONESIA — (1.7%)
Other Securities		96,223,580	1.8%

MALAYSIA — (2.1%)
Other Securities		116,353,806	2.1%

MEXICO — (2.6%)
#* Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,383,036	8,641,500	0.2%
Industrias CH S.A.B. de C.V.	1,830,376	12,649,175	0.2%
Megacable Holdings S.A.B. de C.V.	2,698,925	9,881,980	0.2%
Other Securities		110,618,357	2.0%

TOTAL MEXICO		141,791,012	2.6%

PHILIPPINES — (1.0%)
Other Securities		56,277,064	1.0%

POLAND — (1.1%)
Grupa Kety SA	65,830	10,664,236	0.2%
Other Securities		49,599,260	0.9%

TOTAL POLAND		60,263,496	1.1%

QATAR — (0.4%)
Other Securities		22,639,816	0.4%

RUSSIA — (0.2%)
Other Securities		13,314,755	0.2%

SAUDI ARABIA — (2.3%)
Other Securities		129,476,101	2.4%

SOUTH AFRICA — (3.4%)
Impala Platinum Holdings, Ltd.	487,870	9,116,358	0.2%
Other Securities		181,491,980	3.3%

TOTAL SOUTH AFRICA		190,608,338	3.5%

SOUTH KOREA — (15.9%)
Other Securities		878,823,719	16.2%

TAIWAN — (19.2%)
# Elan Microelectronics Corp.	1,192,400	9,049,546	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
# eMemory Technology, Inc.	232,000	$8,458,755	0.2%
#* Ennostar, Inc.	3,006,462	8,659,084	0.2%
* HannStar Display Corp.	8,950,505	9,295,604	0.2%
# TA Chen Stainless Pipe	5,919,081	10,101,183	0.2%
Other Securities		1,018,811,458	18.6%

TOTAL TAIWAN		1,064,375,630	19.6%

THAILAND — (3.2%)
Other Securities		179,036,813	3.3%

TURKEY — (1.3%)
* Bera Holding A.S.	2,157,014	8,530,666	0.2%
Other Securities		60,575,026	1.1%

TOTAL TURKEY		69,105,692	1.3%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		13,303,733	0.2%

UNITED KINGDOM — (0.0%)
Other Security		2,312,044	0.0%

TOTAL COMMON STOCKS		5,357,915,602	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		34,566,003	0.7%

CHILE — (0.0%)
Other Security		851,129	0.0%

PHILIPPINES — (0.0%)
Other Security		609,663	0.0%

TOTAL PREFERRED STOCKS		36,026,795	0.7%

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
Other Security		887	0.0%

INDIA — (0.0%)
Other Security		8,200	0.0%

INDONESIA — (0.0%)
Other Security		49,567	0.0%

MALAYSIA — (0.0%)
Other Securities		73,511	0.0%

SOUTH KOREA — (0.0%)
Other Securities		148,331	0.0%

TAIWAN — (0.0%)
Other Securities		82,554	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$495,300	0.0%

TURKEY — (0.0%)
Other Security		777,454	0.0%

TOTAL RIGHTS/WARRANTS		1,635,804	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,863,497,038)		5,395,578,201

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,945,278	149,776,866	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,013,260,398)		$5,545,355,067	101.9%

As of April 30, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	526	06/18/21	$34,589,937	$35,152,580	$562,643

Total Futures Contracts			$34,589,937	$35,152,580	$562,643

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$196,541,687	—	—	$196,541,687
Chile	51,320,719	—	—	51,320,719
China	80,348,458	$1,164,866,574	—	1,245,215,032
Colombia	8,400,570	—	—	8,400,570
Greece	—	18,134,049	—	18,134,049
Hong Kong	5,197,664	3,701,645	—	8,899,309
Hungary	—	4,464,710	—	4,464,710
India	2,940,164	788,093,763	—	791,033,927
Indonesia	413,919	95,809,661	—	96,223,580
Malaysia	—	116,353,806	—	116,353,806
Mexico	141,773,154	17,858	—	141,791,012
Philippines	7,564	56,269,500	—	56,277,064
Poland	3,563	60,259,933	—	60,263,496
Qatar	—	22,639,816	—	22,639,816
Russia	13,314,755	—	—	13,314,755
Saudi Arabia	897,556	128,578,545	—	129,476,101
South Africa	7,753,200	182,855,138	—	190,608,338
South Korea	3,901,321	874,922,398	—	878,823,719
Taiwan	70,910	1,064,304,720	—	1,064,375,630

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$179,002,480	$34,333	—	$179,036,813
Turkey	923,560	68,182,132	—	69,105,692
United Arab Emirates	—	13,303,733	—	13,303,733
United Kingdom	—	2,312,044	—	2,312,044
Preferred Stocks
Brazil	34,566,003	—	—	34,566,003
Chile	851,129	—	—	851,129
Philippines	609,663	—	—	609,663
Rights/Warrants
Chile	—	887	—	887
India	8,200	—	—	8,200
Indonesia	—	49,567	—	49,567
Malaysia	—	73,511	—	73,511
South Korea	—	148,331	—	148,331
Taiwan	—	82,554	—	82,554
Thailand	—	495,300	—	495,300
Turkey	—	777,454	—	777,454
Securities Lending Collateral	—	149,776,866	—	149,776,866
Futures Contracts**	562,643	—	—	562,643

TOTAL	$729,408,882	$4,816,508,828	—	$5,545,917,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $863,010, $102,655, $158,405 and $26,538 of securities on loan, respectively)	$12,034,176	$3,052,750	$1,977,289	$1,995,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $906,050, $38,184, $67,063 and $28,218, respectively)	906,148	38,198	67,068	28,223
Segregated Cash for Futures Contracts	6,655	—	—	—
Foreign Currencies at Value	64,564	1,635	6,882	3,463
Cash	63,524	2,323	—	47
Receivables:
Investment Securities Sold	638	1,797	2,831	69
Dividends, Interest and Tax Reclaims	87,683	33,749	2,186	8,356
Securities Lending Income	577	232	273	47
Unrealized Gain on Foreign Currency Contracts	5	—	4	—
Prepaid Expenses and Other Assets	15	5	3	2

Total Assets	13,163,985	3,130,689	2,056,536	2,035,239

LIABILITIES:
Payables:
Due to Custodian	—	—	62	—
Upon Return of Securities Loaned	906,025	38,231	67,068	28,223
Investment Securities Purchased	—	1,711	1,699	1,206
Due to Advisor	2,027	261	162	166
Futures Margin Variation	1,589	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	15	—
Accrued Expenses and Other Liabilities	1,075	474	219	197

Total Liabilities	910,716	40,677	69,225	29,792

NET ASSETS	$12,253,269	$3,090,012	$1,987,311	$2,005,447

Investment Securities at Cost	$10,346,234	$2,540,312	$1,623,429	$1,504,649

Foreign Currencies at Cost	$64,499	$1,637	$6,895	$3,463

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $377,163, $229,352, $231,722 and $618,394 of securities on loan, respectively)	$6,123,800	$1,454,082	$6,501,390	$5,395,578
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $409,271, $206,742, $115,961 and $149,763, respectively)	409,300	206,758	115,974	149,777
Segregated Cash for Futures Contracts	—	—	4,550	2,258
Foreign Currencies at Value	10,543	158	18,716	30,683
Cash	3,180	336	34,381	18,686
Receivables:
Investment Securities Sold	1,816	1,410	1,791	14,404
Dividends, Interest and Tax Reclaims	28,751	869	9,166	8,362
Securities Lending Income	620	254	301	1,660
Unrealized Gain on Foreign Currency Contracts	4	—	—	—
Prepaid Expenses and Other Assets	6	2	9	7

Total Assets	6,578,020	1,663,869	6,686,278	5,621,415

LIABILITIES:
Payables:
Upon Return of Securities Loaned	409,351	206,756	115,984	149,742
Investment Securities Purchased	832	—	9,750	7,962
Due to Advisor	498	115	541	885
Futures Margin Variation	—	—	2,416	613
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	—	31,961	18,225
Accrued Expenses and Other Liabilities	559	126	862	1,211

Total Liabilities	411,240	206,997	161,514	178,639

NET ASSETS	$6,166,780	$1,456,872	$6,524,764	$5,442,776

Investment Securities at Cost	$4,195,816	$1,048,675	$3,443,891	$3,863,497

Foreign Currencies at Cost	$10,545	$158	$17,502	$29,872

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20,553, $4,307, $263 and $295, respectively)	$206,872	$38,768	$24,085	$20,048
Income from Securities Lending	1,619	1,253	1,774	385

Total Investment Income	208,491	40,021	25,859	20,433

Expenses
Investment Management Fees	11,598	1,560	918	929
Accounting & Transfer Agent Fees	244	70	44	44
Custodian Fees	400	244	98	32
Shareholders’ Reports.	8	8	7	7
Directors’/Trustees’ Fees & Expenses	88	25	15	15
Professional Fees	77	22	10	12
Other	185	53	28	28

Total Expenses	12,600	1,982	1,120	1,067

Fees Paid Indirectly (Note C)	55	1	1	—

Net Expenses	12,545	1,981	1,119	1,067

Net Investment Income (Loss)	195,946	38,040	24,740	19,366

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	232,125	72,211	10,779	21,626
Affiliated Investment Companies Shares Sold	(32)	2	(2)	(1)
Futures	17,531	—	—	—
Foreign Currency Transactions	6,579	(18)	576	766
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	214,800	460,309	667,520
Affiliated Investment Companies Shares	(19)	(5)	(1)	(2)
Futures	6,615	—	—	—
Translation of Foreign Currency-Denominated Amounts	125	38	6	28

Net Realized and Unrealized Gain (Loss)	3,743,638	287,028	471,667	689,937

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,939,584	$325,068	$496,407	$709,303

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,247, $1,832, $6,544 and $4,007, respectively)	$52,747	$11,865	$49,942	$40,946
Income from Securities Lending	4,184	1,185	1,347	8,106

Total Investment Income	56,931	13,050	51,289	49,052

Expenses
Investment Management Fees	2,818	618	3,220	5,413
Accounting & Transfer Agent Fees	122	29	139	117
Custodian Fees	300	35	1,048	1,391
Shareholders’ Reports	8	7	8	8
Directors’/Trustees’ Fees & Expenses	44	10	51	42
Professional Fees	36	10	82	88
Other	97	17	117	148

Total Expenses	3,425	726	4,665	7,207

Fees Paid Indirectly (Note C)	2	1	16	9

Net Expenses	3,423	725	4,649	7,198

Net Investment Income (Loss)	53,508	12,325	46,640	41,854

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	156,197	14,335	233,826	250,881
Affiliated Investment Companies Shares Sold	—	(8)	4	(3)
Futures	—	42	12,792	6,622
Foreign Currency Transactions	(1,432)	122	(261)	(1,030)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,712,490	416,754	1,186,950	1,304,732
Affiliated Investment Companies Shares	(21)	(7)	(10)	(8)
Futures	—	—	(173)	317
Translation of Foreign Currency-Denominated Amounts	338	11	11	137

Net Realized and Unrealized Gain (Loss)	1,867,572	431,249	1,433,139	1,561,648

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,921,080	$443,574	$1,479,779	$1,603,502

**	Net of foreign capital gain taxes withheld of $0, $0, $274 and $9, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$195,946	$297,585	$38,040	$69,080	$24,740	$62,699
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	232,125	(566,996)	72,211	(64,936)	10,779	(77,003)
Affiliated Investment Companies Shares Sold	(32)	72	2	(9)	(2)	(11)
Futures	17,531	40,717	—	—	—	608
Foreign Currency Transactions	6,579	3,123	(18)	228	576	(267)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	(2,004,930)	214,800	(116,647)	460,309	(1,299)
Affiliated Investment Companies Shares	(19)	85	(5)	9	(1)	1
Futures	6,615	(3,281)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	125	1,379	38	182	6	1

Net Increase (Decrease) in Net Assets Resulting from Operations	3,939,584	(2,232,246)	325,068	(112,093)	496,407	(15,271)

Transactions in Interest:
Contributions	64,389	1,038,679	11,830	71,736	1,700	82,954
Withdrawals	(1,232,254)	(1,745,733)	(190,039)	(764,667)	(37,810)	(182,512)

Net Increase (Decrease) from Transactions in Interest	(1,167,865)	(707,054)	(178,209)	(692,931)	(36,110)	(99,558)

Total Increase (Decrease) in Net Assets	2,771,719	(2,939,300)	146,859	(805,024)	460,297	(114,829)
Net Assets
Beginning of Period	9,481,550	12,420,850	2,943,153	3,748,177	1,527,014	1,641,843

End of Period	$12,253,269	$9,481,550	$3,090,012	$2,943,153	$1,987,311	$1,527,014

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,366	$42,407	$53,508	$109,276	$12,325	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,626	(34,350)	156,197	92,887	14,335	(221,703)
Affiliated Investment Companies Shares Sold	(1)	(1)	—	(26)	(8)	(8)
Futures	—	(394)	—	(260)	42	—
Foreign Currency Transactions	766	(444)	(1,432)	1,299	122	(151)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	667,520	(329,338)	1,712,490	(384,869)	416,754	206,814
Affiliated Investment Companies Shares	(2)	4	(21)	(9)	(7)	3
Translation of Foreign Currency-Denominated Amounts	28	(381)	338	825	11	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	709,303	(322,497)	1,921,080	(180,877)	443,574	5,835

Transactions in Interest:
Contributions	7,277	5,810	5,230	135,156	46,276	6,817
Withdrawals	(186,915)	(484,982)	(361,475)	(959,829)	(3,861)	(190,384)

Net Increase (Decrease) from Transactions in Interest	(179,638)	(479,172)	(356,245)	(824,673)	42,415	(183,567)

Total Increase (Decrease) in Net Assets	529,665	(801,669)	1,564,835	(1,005,550)	485,989	(177,732)
Net Assets
Beginning of Period	1,475,782	2,277,451	4,601,945	5,607,495	970,883	1,148,615

End of Period	$2,005,447	$1,475,782	$6,166,780	$4,601,945	$1,456,872	$970,883

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$46,640	$137,835	$41,854	$145,155
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	233,826	52,822	250,881	(389,082)
Affiliated Investment Companies Shares Sold	4	(9)	(3)	(5)
Futures	12,792	20,410	6,622	16,698
Foreign Currency Transactions	(261)	(3,976)	(1,030)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,186,950	21,823	1,304,732	127,570
Affiliated Investment Companies Shares	(10)	3	(8)	(2)
Futures	(173)	(366)	317	(512)
Translation of Foreign Currency-Denominated Amounts	11	(16)	137	(103)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,779	228,526	1,603,502	(105,089)

Transactions in Interest:
Contributions	56,188	607,207	58,403	184,927
Withdrawals	(735,528)	(1,145,570)	(1,126,083)	(1,603,251)

Net Increase (Decrease) from Transactions in Interest	(679,340)	(538,363)	(1,067,680)	(1,418,324)

Total Increase (Decrease) in Net Assets	800,439	(309,837)	535,822	(1,523,413)
Net Assets
Beginning of Period	5,724,325	6,034,162	4,906,954	6,430,367

End of Period	$6,524,764	$5,724,325	$5,442,776	$4,906,954

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $274 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.76	%(B)	(18.68%)	3.60%	(8.10%)	26.53%	(0.10%)	11.16	%(B)	(1.93%)	4.47%	(7.46%)	27.10%	14.53%

Net Assets, End of Period (thousands)	$12,253,269		$9,481,550	$12,420,850	$12,153,340	$12,732,150	$9,729,540	$3,090,012		$2,943,153	$3,748,177	$3,834,097	$3,989,049	$3,132,594
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.38	%(C)	2.77%	3.92%	3.21%	3.33%	3.72%	2.44	%(C)	2.13%	2.32%	1.90%	1.90%	1.99%
Portfolio Turnover Rate	3	%(B)	12%	16%	20%	17%	17%	2	%(B)	5%	12%	17%	13%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	32.70	%(B)	0.14%	5.27%	(8.14%)	16.21%	16.69%	49.30	%(B)	(14.87%)	10.67%	(8.90%)	29.87%	(15.82%)

Net Assets, End of Period (thousands)	$1,987,311		$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,555,736	$2,005,447		$1,475,782	$2,277,451	$2,188,825	$2,329,912	$1,683,465
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.70	%(C)	4.21%	4.11%	3.96%	3.82%	4.00%	2.08	%(C)	2.38%	3.43%	3.23%	3.40%	4.36%
Portfolio Turnover Rate	6	%(B)	18%	18%	18%	14%	10%	3	%(B)	9%	18%	14%	9%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.85	%(B)	(2.23%)	8.43%	(10.78%)	34.27%	6.10%	45.40	%(B)	6.02%	1.00%	(10.44%)	12.10%	20.77%

Net Assets, End of Period (thousands)	$6,166,780		$4,601,945	$5,607,495	$5,422,260	$5,751,059	$4,147,925	$1,456,872		$970,883	$1,148,615	$1,146,811	$1,190,222	$933,264
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.15%	2.74%	2.51%	2.33%	2.49%	1.99	%(C)	2.08%	2.37%	2.11%	2.14%	2.52%
Portfolio Turnover Rate	5	%(B)	8%	17%	15%	13%	9%	7	%(B)	18%	12%	14%	22%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	26.78	%(B)	2.67%	11.40%	(11.83%)	25.26%	11.44%	34.89	%(B)	1.25%	13.47%	(16.06%)	21.55%	14.45%

Net Assets, End of Period (thousands)	$6,524,764		$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,997,731	$5,442,776		$4,906,954	$6,430,367	$6,306,302	$7,253,457	$5,515,647
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.14%	0.15%	0.15%	0.26	%(C)	0.25%	0.24%	0.24%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.15%	0.14%	0.15%	0.15%	0.26	%(C)	0.26%	0.25%	0.24%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.45	%(C)	2.38%	3.04%	2.40%	2.23%	2.45%	1.55	%(C)	2.64%	2.90%	2.77%	2.78%	2.89%
Portfolio Turnover Rate	7	%(B)	22%	9%	12%	8%	5%	6	%(B)	18%	12%	12%	15%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

• Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The DFA International Value Series	$55
The Japanese Small Company Series	1
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	—
The Continental Small Company Series	2
The Canadian Small Company Series	1
The Emerging Markets Series	16
The Emerging Markets Small Cap Series	9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO were $16 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$373
The Japanese Small Company Series	97
The Asia Pacific Small Company Series	50
The United Kingdom Small Company Series	60
The Continental Small Company Series	134
The Canadian Small Company Series	31
The Emerging Markets Series	169
The Emerging Markets Small Cap Series	143

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$350,642	$1,368,271
The Japanese Small Company Series	$61,101	$214,671
The Asia Pacific Small Company Series	$104,597	$100,840
The United Kingdom Small Company Series	$60,330	$190,560
The Continental Small Company Series	$256,321	$569,173
The Canadian Small Company Series	$149,171	$90,787

	Purchases	Sales
The Emerging Markets Series	$456,016	$1,074,844
The Emerging Markets Small Cap Series	$321,617	$1,328,137

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

Total	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

Total	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

Total	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—

Total	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—
The Continental Small Company Series
The DFA Short Term Investment Fund	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

Total	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

Total	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

					Change in Unrealized Appreciation/
				Net Realized
	Balance at	Purchases	Proceeds	Gain/(Loss)		Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

Total	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

Total	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$11,281,133	$2,624,517	$(936,477)	$1,688,040
The Japanese Small Company Series	2,645,556	838,110	(325,658)	512,452
The Asia Pacific Small Company Series	1,722,716	615,282	(261,417)	353,865
The United Kingdom Small Company Series	1,552,261	699,333	(208,945)	490,388
The Continental Small Company Series	4,637,083	2,392,997	(465,012)	1,927,985
The Canadian Small Company Series	1,281,422	518,151	(112,728)	405,423
The Emerging Markets Series	3,585,242	3,249,623	(192,123)	3,057,500
The Emerging Markets Small Cap Series	4,105,665	2,105,582	(573,488)	1,532,094

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$98,912
The Canadian Small Company Series	266
The Emerging Markets Series	66,159

Futures*
The Emerging Markets Small Cap Series	$36,128

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)
The DFA International Value Series	$4,379	$4,379
The Emerging Markets Small Cap Series	563	563

	Liability Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts (2)
The Emerging Markets Series	$(136)	$(136)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
The DFA International Value Series	$17,531	$17,531
The Canadian Small Company Series	42	42	*
The Emerging Markets Series	12,792	12,792
The Emerging Markets Small Cap Series	6,622	6,622

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$6,615	$6,615
The Emerging Markets Series	(173)	(173)
The Emerging Markets Small Cap Series	317	317

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
The DFA International Value Series	0.84%	$6,732	22	$3	$24,333	—
The Japanese Small Company Series	0.84%	1,915	7	—	3,404	—
The Asia Pacific Small Company Series	0.83%	161	25	—	1,745	—
The United Kingdom Small Company Series	0.83%	317	2	—	578	—
The Emerging Markets Series	0.84%	8,501	10	2	16,724	—
The Emerging Markets Small Cap Series	0.83%	10,357	19	5	38,728	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$11,516	$52,530	$(1,667)
The Japanese Small Company Series	2,935	8,414	4,847
The Asia Pacific Small Company Series	3,869	16,312	9,355
The United Kingdom Small Company Series	8,284	12,440	1,265
The Continental Small Company Series	11,673	17,716	6,278
The Canadian Small Company Series	14,688	1,705	488
The Emerging Markets Series	169	2,438	440
The Emerging Markets Small Cap Series	1,244	4,395	(949)

J. Securities Lending:

As of April 30, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
The DFA International Value Series	$20,559
The Japanese Small Company Series	70,245
The Asia Pacific Small Company Series	100,966
The Continental Small Company Series	18,721
The Canadian Small Company Series	34,855
The Emerging Markets Series	160,432
The Emerging Markets Small Cap Series	525,848

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$906,025	—	—	—	$906,025
The Japanese Small Company Series
Common Stocks	38,231	—	—	—	38,231
The Asia Pacific Small Company Series
Common Stocks	67,068	—	—	—	67,068
The United Kingdom Small Company Series
Common Stocks	28,223	—	—	—	28,223
The Continental Small Company Series
Common Stocks, Rights/Warrants	409,351	—	—	—	409,351
The Canadian Small Company Series
Common Stocks, Rights/Warrants	206,756	—	—	—	206,756
The Emerging Markets Series
Common Stocks	115,984	—	—	—	115,984
The Emerging Markets Small Cap Series
Common Stocks	149,742	—	—	—	149,742

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$1,355.60	0.14%	$0.82
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.4%
Consumer Discretionary	8.7%
Consumer Staples	2.9%
Energy	9.5%
Financials	26.5%
Health Care	3.1%
Industrials	9.9%
Information Technology	12.6%
Materials	15.3%
Real Estate	6.4%
Utilities	1.7%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.5%)
BELGIUM — (0.0%)
Other Security		$1,089,948	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	12,546,019	53,352,425	0.4%
# Petroleo Brasileiro SA 71654V101, Sponsored ADR	10,919,479	94,453,493	0.6%
Petroleo Brasileiro SA 71654V408, Sponsored ADR	7,227,913	61,292,702	0.4%
Vale SA	11,638,377	233,579,570	1.5%
Other Securities		142,522,874	0.9%

TOTAL BRAZIL		585,201,064	3.8%

CHILE — (0.7%)
Other Securities		113,774,254	0.7%

CHINA — (32.8%)
Agricultural Bank of China, Ltd., Class H	136,573,000	52,910,994	0.4%
* Baidu, Inc., Sponsored ADR	883,875	185,905,429	1.2%
Bank of China, Ltd., Class H	410,102,817	162,707,458	1.1%
China Construction Bank Corp., Class H	474,417,101	374,477,141	2.4%
China Merchants Bank Co., Ltd., Class H	15,515,500	124,626,874	0.8%
China Overseas Land & Investment, Ltd.	30,886,500	78,169,281	0.5%
China Resources Land, Ltd.	26,240,000	122,857,530	0.8%
China Shenhua Energy Co., Ltd., Class H	27,021,500	56,282,896	0.4%
Geely Automobile Holdings, Ltd.	26,250,000	68,373,157	0.5%
Industrial & Commercial Bank of China, Ltd., Class H	366,919,996	238,091,269	1.6%
PetroChina Co., Ltd., Class H	170,860,000	61,811,694	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	6,012,500	65,549,861	0.4%
* Trip.com Group, Ltd., ADR	2,109,940	82,456,455	0.6%
Other Securities		3,441,951,556	22.0%

TOTAL CHINA.		5,116,171,595	33.1%

COLOMBIA — (0.1%)
Other Securities		12,412,298	0.1%

CZECH REPUBLIC — (0.2%)
Other Securities		25,025,800	0.2%

GREECE — (0.2%)
Other Securities		34,924,204	0.2%

HONG KONG — (0.1%)
Other Securities		14,640,147	0.1%

HUNGARY — (0.2%)
Other Security		25,506,905	0.2%

INDIA — (10.7%)
* Axis Bank, Ltd.	7,153,052	68,449,075	0.5%
Hindalco Industries, Ltd.	12,397,455	60,650,968	0.4%
* ICICI Bank, Ltd., Sponsored ADR	4,638,233	75,603,196	0.5%
JSW Steel, Ltd.	5,784,238	55,561,934	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Reliance Industries, Ltd.	14,066,236	$378,171,513	2.5%
* Tata Motors, Ltd.	13,087,848	51,313,635	0.3%
Wipro, Ltd.	9,341,647	61,751,472	0.4%
Other Securities		915,745,818	5.8%

TOTAL INDIA		1,667,247,611	10.8%

INDONESIA — (1.3%)
Other Securities		201,457,745	1.3%

MALAYSIA — (1.7%)
Other Securities		270,258,625	1.8%

MEXICO — (2.4%)
# Grupo Mexico S.A.B. de C.V., Class B	18,400,756	83,460,604	0.6%
Other Securities		284,074,205	1.8%

TOTAL MEXICO		367,534,809	2.4%

PHILIPPINES — (0.9%)
Other Securities		135,551,193	0.9%

POLAND — (0.8%)
Other Securities		124,790,805	0.8%

QATAR — (0.2%)
Other Securities		30,944,906	0.2%

RUSSIA — (1.2%)
Gazprom PJSC, Sponsored ADR	10,766,840	65,287,308	0.4%
Lukoil PJSC, Sponsored ADR	1,199,919	91,838,558	0.6%
Other Securities		25,606,998	0.2%

TOTAL RUSSIA		182,732,864	1.2%

SAUDI ARABIA — (2.1%)
Other Securities		329,664,916	2.1%

SOUTH AFRICA — (3.8%)
# Impala Platinum Holdings, Ltd.	3,928,399	73,406,214	0.5%
#* MTN Group, Ltd.	13,098,137	82,868,124	0.5%
# Standard Bank Group, Ltd.	7,546,977	61,377,373	0.4%
Other Securities		375,089,615	2.4%

TOTAL SOUTH AFRICA		592,741,326	3.8%

SOUTH KOREA — (14.6%)
Hana Financial Group, Inc.	1,766,259	72,397,848	0.5%
Hyundai Mobis Co., Ltd.	228,719	55,356,372	0.4%
Hyundai Motor Co.	554,470	105,433,475	0.7%
# KB Financial Group, Inc., ADR	2,684,385	131,320,114	0.9%
Kia Corp.	939,529	65,167,958	0.4%
LG Electronics, Inc.	571,652	80,312,587	0.5%
POSCO, Sponsored ADR	942,921	76,763,198	0.5%
Samsung Electronics Co., Ltd.	2,005,123	146,144,350	1.0%
SK Hynix, Inc.	682,641	77,876,554	0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$1,465,792,611	9.4%

TOTAL SOUTH KOREA.		2,276,565,067	14.8%

TAIWAN — (17.1%)
Cathay Financial Holding Co., Ltd.	42,531,459	79,399,198	0.5%
China Steel Corp.	46,635,320	65,266,569	0.4%
CTBC Financial Holding Co., Ltd.	110,207,073	89,691,095	0.6%
E.Sun Financial Holding Co., Ltd.	59,629,310	57,463,447	0.4%
Fubon Financial Holding Co., Ltd.	37,414,471	85,732,709	0.6%
Hon Hai Precision Industry Co., Ltd.	44,163,192	181,556,920	1.2%
# Taiwan Cement Corp.	34,159,948	63,576,166	0.4%
# United Microelectronics Corp.	58,384,681	116,448,784	0.8%
Yuanta Financial Holding Co., Ltd.	70,237,994	65,147,762	0.4%
Other Securities		1,867,088,387	12.0%

TOTAL TAIWAN		2,671,371,037	17.3%

THAILAND — (2.0%)
PTT PCL	59,242,400	76,104,247	0.5%
Other Securities		237,024,830	1.5%

TOTAL THAILAND		313,129,077	2.0%

TURKEY — (0.5%)
Other Securities		79,575,314	0.5%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		31,799,256	0.2%

UNITED KINGDOM — (0.0%)
Other Security		336,634	0.0%

TOTAL COMMON STOCKS		15,204,447,400	98.5%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	12,313,212	53,541,125	0.4%
Other Securities		35,790,721	0.2%

TOTAL BRAZIL		89,331,846	0.6%

COLOMBIA — (0.0%)
Other Securities		4,856,408	0.0%

PHILIPPINES — (0.0%)
Other Security		816,643	0.0%

TOTAL PREFERRED STOCKS		95,004,897	0.6%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Securities		254,305	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$130,373	0.0%

TOTAL RIGHTS/WARRANTS		384,678	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,487,788,500)		15,299,836,975

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	26,250,738	303,721,033	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,791,458,889)		$15,603,558,008	101.1%

As of April 30, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,042,919	$43,439,500	$396,581
S&P 500® Emini Index	263	06/18/21	54,319,362	54,893,360	573,998

Total Futures Contracts			$97,362,281	$98,332,860	$970,579

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium.	—	$1,089,948	—	$1,089,948
Brazil	$585,201,064	—	—	585,201,064
Chile	113,774,254	—	—	113,774,254
China	440,369,052	4,675,802,543	—	5,116,171,595
Colombia	12,412,298	—	—	12,412,298
Czech Republic	—	25,025,800	—	25,025,800
Greece	—	34,924,204	—	34,924,204
Hong Kong	10,404,851	4,235,296	—	14,640,147
Hungary	—	25,506,905	—	25,506,905
India	91,662,357	1,575,585,254	—	1,667,247,611
Indonesia	177,466	201,280,279	—	201,457,745
Malaysia	—	270,258,625	—	270,258,625
Mexico	367,534,809	—	—	367,534,809
Philippines	—	135,551,193	—	135,551,193
Poland	—	124,790,805	—	124,790,805
Qatar	—	30,944,906	—	30,944,906
Russia	19,998,817	162,734,047	—	182,732,864
Saudi Arabia	—	329,664,916	—	329,664,916
South Africa	66,217,824	526,523,502	—	592,741,326
South Korea	296,787,624	1,979,777,443	—	2,276,565,067
Taiwan	46,379,245	2,624,991,792	—	2,671,371,037
Thailand	313,129,077	—	—	313,129,077

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	$683,398	$78,891,916	—	$79,575,314
United Arab Emirates	—	31,799,256	—	31,799,256
United Kingdom	—	336,634	—	336,634
Preferred Stocks
Brazil	89,331,846	—	—	89,331,846
Colombia	4,856,408	—	—	4,856,408
Philippines	816,643	—	—	816,643
Rights/Warrants
South Korea	—	254,305	—	254,305
Taiwan	—	130,373	—	130,373
Securities Lending Collateral	—	303,721,033	—	303,721,033
Futures Contracts**	970,579	—	—	970,579

TOTAL	$2,460,707,612	$13,143,820,975	—	$15,604,528,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $752,776 of securities on loan)*	$15,299,837
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $303,670)	303,721
Segregated Cash for Futures Contracts	5,683
Foreign Currencies at Value	58,542
Cash	111,020
Receivables:
Investment Securities Sold	19,626
Dividends, Interest and Tax Reclaims	19,647
Securities Lending Income	1,341
Prepaid Expenses and Other Assets	19

Total Assets	15,819,436

LIABILITIES:
Payables:
Upon Return of Securities Loaned	303,717
Investment Securities Purchased	22,895
Due to Advisor	1,246
Futures Margin Variation	576
Unrealized Loss on Foreign Currency Contracts	5
Deferred Taxes Payable	49,211
Accrued Expenses and Other Liabilities	2,628

Total Liabilities	380,278

NET ASSETS	$15,439,158

Investment Securities at Cost	$11,487,789

Foreign Currencies at Cost	$57,591

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $13,732)	$115,393
Income from Securities Lending.	5,901

Total Investment Income.	121,294

Expenses
Investment Management Fees.	7,416
Accounting & Transfer Agent Fees	332
Custodian Fees.	2,189
Shareholders’ Reports.	9
Directors’/Trustees’ Fees & Expenses	115
Professional Fees.	162
Other.	464

Total Expenses	10,687

Fees Paid Indirectly (Note C)	25

Net Expenses.	10,662

Net Investment Income (Loss)	110,632

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	123,074
Futures.	27,574
Foreign Currency Transactions.	(1,243)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	4,151,677
Affiliated Investment Companies Shares	(21)
Futures.	1,360
Translation of Foreign Currency-Denominated Amounts.	(170)

Net Realized and Unrealized Gain (Loss)	4,302,251

Net Increase (Decrease) in Net Assets Resulting from Operations.	$4,412,883

**	Net of foreign capital gain taxes withheld of $608.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$110,632	$482,213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	123,074	(1,060,455)
Futures	27,574	32,312
Foreign Currency Transactions	(1,243)	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,151,677	(1,145,339)
Affiliated Investment Companies Shares	(21)	14
Futures	1,360	(3,697)
Translation of Foreign Currency-Denominated Amounts	(170)	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,412,883	(1,708,365)

Transactions in Interest:
Contributions	237,585	916,139
Withdrawals	(2,081,565)	(3,763,616)

Net Increase (Decrease) from Transactions in Interest	(1,843,980)	(2,847,477)

Total Increase (Decrease) in Net Assets	2,568,903	(4,555,842)
Net Assets
Beginning of Period	12,870,255	17,426,097

End of Period	$15,439,158	$12,870,255

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $608.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2016
	(Unaudited)
Total Return	35.56%(B)	(9.41%)	5.24%	(9.06%)	24.89%	15.80%

Net Assets, End of Period (thousands)	$15,439,158	$12,870,255	$17,426,097	$16,684,907	$19,612,211	$16,647,507
Ratio of Expenses to Average Net Assets	0.14%(C)	0.14%	0.13%	0.14%	0.16%	0.16%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.14%(C)	0.14%	0.15%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average
Net Assets	1.49%(C)	3.25%	2.95%	2.78%	2.64%	2.72%
Portfolio Turnover Rate	8%(B)	20%	14%	13%	14%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $572 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2021, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2021, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$25

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,099,557	$2,832,822

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

Total	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$11,904,170	$5,086,565	$(1,274,466)	$3,812,099

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$85,812

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)

Dimensional Emerging Markets Value Fund	$971	$971

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)

Dimensional Emerging Markets Value Fund	$27,574	$27,574

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$1,360	$1,360

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	0.82%	$8,137	12	$2	$14,858	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding	Income	During the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	Borrower	0.43%	$46,012	1	$1	$46,012	—

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2021, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	—	$323	$(120)

I. Securities Lending:

As of April 30, 2021, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$627,021

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$303,717	—	—	—	$303,717

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Fund is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled _Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Fund.

Management has evaluated the impact of all other subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043021-001SI 00262272

ITEM	2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM	3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM	4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM	5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM	6. INVESTMENTS.

(a) The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
BELGIUM — (0.0%)
	Titan Cement International SA	53,230	$1,089,948
BRAZIL — (3.7%)
*	Alliar Medicos A Frente SA	200,100	325,638
*	Anima Holding SA	75,000	149,391
*	Banco ABC Brasil SA	15,007	40,639
	Banco Bradesco SA, ADR	1,092,950	4,754,333
	Banco Bradesco SA	1,482,236	5,640,194
	Banco do Brasil SA	3,688,686	20,127,328
	Banco Santander Brasil SA	1,188,406	8,429,466
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	332,563	2,109,111
*	BRF SA	208,600	798,372
*	C&A Modas Ltda.	34,400	77,957
	Camil Alimentos SA	625,691	1,153,002
	Cia Brasileira de Distribuicao	684,958	5,135,877
	Cielo SA	52,900	33,598
*	Cogna Educacao	10,627,610	7,571,516
	CSU Cardsystem SA	175,900	850,672
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	143,500	621,599
	Direcional Engenharia SA	694,257	1,635,937
	Duratex SA	131,900	575,479
*	Embraer SA	375,900	1,065,686
*	Embraer SA, Sponsored ADR	125,862	1,390,775
	Enauta Participacoes SA	681,873	1,906,767
	Even Construtora e Incorporadora SA	823,256	1,464,024
	Fras-Le SA	22,500	48,752
*	Gafisa SA	64,000	53,726
	Gafisa SA, ADR	164,984	270,573
	Gerdau SA, Sponsored ADR	4,664,503	28,640,048
	Gerdau SA	690,566	3,512,548
	Guararapes Confeccoes SA	20,600	63,635
*	Helbor Empreendimentos SA	271,940	420,522
	Industrias Romi SA	248,266	1,492,690
*	International Meal Co. Alimentacao SA, Class A	464,842	320,047
	Iochpe-Maxion SA	835,706	2,093,861
	JBS SA	1,147,430	6,362,348
	JHSF Participacoes SA	1,753,405	2,204,648
	Kepler Weber SA	7,000	64,626
*	Marisa Lojas SA	951,350	938,731
*	Mills Estruturas e Servicos de Engenharia SA	71,300	105,925
	Movida Participacoes SA	59,200	183,418
	MRV Engenharia e Participacoes SA	104,400	333,454
*	Petro Rio SA	101,623	1,713,282
	Petroleo Brasileiro SA	12,546,019	53,352,425
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	10,919,479	94,453,493
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	7,227,913	61,292,702
	Positivo Tecnologia SA	110,600	228,650
	Sao Carlos Empreendimentos e Participacoes SA	60,300	418,500
	Sao Martinho SA	29,200	167,554
	Sendas Distribuidora SA	684,958	10,199,879
	SLC Agricola SA	615,043	5,524,240
# *	Suzano SA, Sponsored ADR	410,154	5,200,750
*	Tecnisa SA	200,248	302,286
	TIM SA	133,100	298,688
	Trisul SA	290,805	518,755

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Tupy SA	520,402	$2,243,686
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	2,345,874
	Vale SA	11,638,377	233,579,570
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	222,837	393,817

TOTAL BRAZIL			585,201,064
CHILE — (0.7%)
	Besalco SA	530,992	354,690
	Camanchaca SA	1,334,309	114,182
	CAP SA	875,531	15,607,865
	Cementos BIO BIO SA	665,307	714,910
	Cencosud SA	8,357,576	17,350,616
*	Cia Sud Americana de Vapores SA	48,651,513	2,943,474
	Cristalerias de Chile SA	264,624	1,303,145
	Empresa Nacional de Telecomunicaciones SA	712,006	3,998,165
	Empresas CMPC SA	5,863,306	16,293,148
	Empresas COPEC SA	1,981,546	21,339,683
	Empresas Hites SA	1,783,807	389,023
*	Empresas La Polar SA	18,620,639	369,410
	Enel Americas SA, ADR	1,258,908	9,038,959
	Enel Americas SA	14,911,044	2,122,536
	Enel Chile SA, ADR	561,024	1,957,974
	Grupo Security SA	3,945,934	816,080
	Inversiones Aguas Metropolitanas SA	2,373,769	1,826,927
	Itau CorpBanca Chile SA	662,748,421	2,256,625
*	Latam Airlines Group SA	1,028,381	1,873,782
*	Masisa SA	9,310,884	200,306
	PAZ Corp. SA	1,721,142	1,595,870
	Ripley Corp. SA	5,152,247	1,645,648
	Salfacorp SA	2,235,569	1,547,564
	Sigdo Koppers SA	187,924	227,393
	SMU SA	449,171	64,488
	Sociedad Matriz SAAM SA	49,701,877	3,958,080
	Socovesa SA	4,132,499	1,395,466
	SONDA SA	53,757	34,112
	Vina Concha y Toro SA	1,394,046	2,434,133
TOTAL CHILE			113,774,254
CHINA — (32.8%)
	360 Security Technology, Inc., Class A	661,700	1,286,552
	361 Degrees International, Ltd.	7,685,000	3,086,327
# *	3SBio, Inc.	3,829,500	3,620,119
	5I5J Holding Group Co., Ltd., Class A	1,628,500	971,474
#	AAC Technologies Holdings, Inc.	3,029,000	16,814,518
	AAG Energy Holdings, Ltd.	308,000	53,850
	Accelink Technologies Co., Ltd., Class A	171,600	587,665
*	Advanced Technology & Materials Co., Ltd., Class A	226,600	250,038
	AECC Aero-Engine Control Co., Ltd., Class A	244,300	682,348
	AECC Aviation Power Co., Ltd., Class A	596,525	3,478,810
	Aerospace CH UAV Co., Ltd.	225,100	649,888
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	419,623	518,408
	Agile Group Holdings, Ltd.	12,202,999	19,063,212
	Agricultural Bank of China, Ltd., Class H	136,573,000	52,910,994
	Air China, Ltd., Class H	16,608,000	13,131,741
	Aisino Corp., Class A	596,467	1,090,217
	Ajisen China Holdings, Ltd.	3,383,000	590,364
*	Alibaba Group Holding, Ltd.	265,800	7,683,665

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alpha Group, Class A	286,500	$269,659
*	Aluminum Corp. of China, Ltd., Class H	22,526,000	11,639,989
#	Angang Steel Co., Ltd., Class H	14,137,632	9,719,030
	Anhui Conch Cement Co., Ltd., Class H	7,862,000	46,925,544
	Anhui Construction Engineering Group Co., Ltd., Class A	454,600	282,760
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	89,500	411,503
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	499,340	462,340
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	240,100	248,914
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	378,200	468,712
	Anhui Xinhua Media Co., Ltd., Class A	683,764	508,560
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	748,604	1,230,265
# *	Anton Oilfield Services Group	20,554,000	1,287,971
	Aoshikang Technology Co., Ltd., Class A	49,300	532,492
	APT Satellite Holdings, Ltd.	154,000	49,803
	Asia Cement China Holdings Corp.	4,690,500	4,812,627
#	AsiaInfo Technologies, Ltd.	376,000	604,198
# *	Asian Citrus Holdings, Ltd.	4,633,000	206,314
#	Ausnutria Dairy Corp., Ltd.	1,292,000	1,908,955
	Avic Capital Co., Ltd., Class A	2,732,900	1,636,218
	AVIC Electromechanical Systems Co., Ltd., Class A	27,400	41,224
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	8,322,349
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	593,700	1,260,892
	BAIC Motor Corp., Ltd., Class H	14,063,500	5,084,570
*	Baidu, Inc., Sponsored ADR	883,875	185,905,429
	BAIOO Family Interactive, Ltd.	1,124,000	288,025
	Bank of Beijing Co., Ltd., Class A	5,995,822	4,407,525
	Bank of Changsha Co., Ltd., Class A	1,373,600	1,910,159
	Bank of Chengdu Co., Ltd., Class A	1,596,328	2,937,464
	Bank of China, Ltd., Class H	410,102,817	162,707,458
	Bank of Chongqing Co., Ltd., Class H	3,051,500	2,048,223
	Bank of Communications Co., Ltd., Class H	49,627,574	31,686,814
	Bank of Hangzhou Co., Ltd., Class A	1,930,505	4,930,272
	Bank of Jiangsu Co., Ltd., Class A	4,786,505	5,223,038
	Bank of Nanjing Co., Ltd., Class A	3,991,531	5,653,377
	Bank of Ningbo Co., Ltd., Class A	1,742,529	11,355,037
	Bank of Shanghai Co., Ltd., Class A	3,689,247	4,658,945
	Bank of Tianjin Co., Ltd., Class H	29,000	12,811
	Bank of Zhengzhou Co., Ltd., Class H	402,599	104,558
	Baoshan Iron & Steel Co., Ltd., Class A	7,814,777	10,387,287
	Baosheng Science and Technology Innovation Co., Ltd., Class A	196,050	126,841
*	Baoye Group Co., Ltd., Class H	1,699,120	886,081
	BBMG Corp., Class H	20,114,000	4,133,917
	Befar Group Co., Ltd., Class A	254,600	243,897
	Beibuwan Port Co., Ltd., Class A	228,600	314,356
	Beijing Capital Co., Ltd., Class A	3,783,279	1,734,849
	Beijing Capital Development Co., Ltd., Class A	425,200	366,848
	Beijing Capital International Airport Co., Ltd., Class H	14,170,000	10,286,075
	Beijing Capital Land, Ltd., Class H	9,430,589	1,260,005
# *	Beijing Energy International Holding Co., Ltd.	4,182,000	134,467
	Beijing Enlight Media Co., Ltd., Class A	195,500	392,796
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	70,510
	Beijing Enterprises Holdings, Ltd.	3,421,500	11,160,913
# *	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	40,606
	Beijing Enterprises Water Group, Ltd.	17,900,000	6,836,633
	Beijing Forever Technology Co., Ltd., Class A	128,600	156,079
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	196,300	619,191
*	Beijing Jetsen Technology Co., Ltd., Class A	87,500	46,766
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	34,500	196,018
	Beijing Kunlun Tech Co., Ltd., Class A	324,900	927,941

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing New Building Materials P.L.C., Class A	9,100	$64,669
#	Beijing North Star Co., Ltd., Class H	6,980,000	1,282,637
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	719,200	406,212
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	375,300	502,425
	Beijing Originwater Technology Co., Ltd., Class A	775,200	840,906
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	81,200	66,810
	Beijing Shiji Information Technology Co., Ltd., Class A	95,999	422,366
*	Beijing Shougang Co., Ltd., Class A	756,666	587,979
	Beijing Sinnet Technology Co., Ltd., Class A	488,228	1,060,724
	Beijing SL Pharmaceutical Co., Ltd., Class A	427,200	784,306
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	277,635	219,289
	Beijing SuperMap Software Co., Ltd., Class A	123,407	301,669
	Beijing Thunisoft Corp., Ltd., Class A	169,434	467,316
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	331,000	94,682
	Beijing Yanjing Brewery Co., Ltd., Class A	1,317,929	1,503,286
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	440,600	620,185
	Best Pacific International Holdings, Ltd.	396,000	114,096
	Bestsun Energy Co., Ltd., Class A	173,200	129,382
	Bestway Global Holding, Inc.	71,000	22,825
	Better Life Commercial Chain Share Co., Ltd., Class A	606,030	708,591
	Biem.L.Fdlkk Garment Co., Ltd., Class A	73,725	243,720
	Blue Sail Medical Co., Ltd., Class A	492,700	1,791,202
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	971,800	926,079
	BOE Technology Group Co., Ltd., Class A	13,370,757	15,074,458
*	Bohai Leasing Co., Ltd., Class A	2,177,900	696,051
	Bosideng International Holdings, Ltd.	16,918,000	8,580,727
*	Boyaa Interactive International, Ltd.	1,548,000	125,451
	Bright Dairy & Food Co., Ltd., Class A	818,800	2,182,274
	Bright Real Estate Group Co., Ltd., Class A	171,200	65,254
	Brilliance China Automotive Holdings, Ltd.	16,650,000	15,647,388
	BTG Hotels Group Co., Ltd., Class A	392,100	1,546,822
#	BYD Electronic International Co., Ltd.	5,637,500	29,912,194
	C C Land Holdings, Ltd.	16,933,429	3,939,364
#	C&D International Investment Group, Ltd.	408,000	814,227
*	C&D Property Management Group Co., Ltd.	294,000	175,662
# *	CA Cultural Technology Group, Ltd.	1,156,000	440,106
	Cabbeen Fashion, Ltd.	1,514,000	528,114
	Caitong Securities Co., Ltd., Class A	518,700	798,277
	Camel Group Co., Ltd., Class A	216,320	399,169
	Canny Elevator Co., Ltd., Class A	121,005	177,924
*	Capital Environment Holdings, Ltd.	12,116,000	225,925
	Carrianna Group Holdings Co., Ltd.	3,478,391	237,455
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,912
	CECEP Solar Energy Co., Ltd., Class A	1,309,900	1,242,225
	CECEP Wind-Power Corp., Class A	941,500	544,742
	Central China Real Estate, Ltd.	7,334,350	4,034,101
*	CGN New Energy Holdings Co., Ltd.	13,422,000	3,268,592
	CGN Nuclear Technology Development Co., Ltd., Class A	179,700	309,079
	Changchun Faway Automobile Components Co., Ltd., Class A	121,820	186,422
	Changjiang Securities Co., Ltd., Class A	1,260,190	1,407,063
	Chanjet Information Technology Co., Ltd., Class H	14,000	43,330
	Chaowei Power Holdings, Ltd.	4,738,000	1,717,722
	Cheetah Mobile, Inc., ADR	218,633	472,247
*	ChemPartner PharmaTech Co., Ltd., Class A	140,900	312,097
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	284,608	658,646
	Chengdu Hongqi Chain Co., Ltd., Class A	987,810	929,652
	China Aerospace International Holdings, Ltd.	12,534,000	1,061,342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Aerospace Times Electronics Co., Ltd., Class A	652,500	$686,994
#	China Aircraft Leasing Group Holdings, Ltd.	841,000	679,389
	China Aoyuan Group, Ltd.	7,346,000	7,623,614
	China Baoan Group Co., Ltd., Class A	540,750	876,791
	China Beststudy Education Group	154,000	48,715
	China BlueChemical, Ltd., Class H	16,752,878	4,736,518
*	China Boton Group Co., Ltd.	188,000	91,169
	China CAMC Engineering Co., Ltd., Class A	294,700	309,809
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	10,512,501
	China CITIC Bank Corp., Ltd., Class H	50,491,112	26,358,236
	China Coal Energy Co., Ltd., Class H	13,890,000	7,512,414
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,767,162
	China Communications Services Corp., Ltd., Class H	16,791,071	7,260,718
	China Conch Venture Holdings, Ltd.	2,373,000	11,196,531
	China Construction Bank Corp., Class H	474,417,101	374,477,141
*	China CSSC Holdings, Ltd., Class A	375,700	904,839
	China CYTS Tours Holding Co., Ltd., Class A	418,760	776,828
# *	China Dili Group	4,137,899	1,150,784
#	China Dongxiang Group Co., Ltd.	19,415,000	2,551,123
	China Eastern Airlines Corp., Ltd., ADR	2,914	63,583
	China Eastern Airlines Corp., Ltd., Class H	13,416,000	5,876,281
	China Education Group Holdings, Ltd.	950,000	2,293,511
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	167,456
	China Energy Engineering Corp., Ltd., Class H	2,124,000	215,515
	China Everbright Bank Co., Ltd., Class H	18,885,000	7,885,964
#	China Everbright Greentech, Ltd.	3,443,000	1,361,775
	China Everbright, Ltd.	8,847,869	10,558,795
#	China Evergrande Group	13,269,000	22,391,200
	China Film Co., Ltd., Class A	305,100	665,797
*	China Financial Services Holdings, Ltd.	94,200	20,616
	China Foods, Ltd.	2,006,000	835,187
	China Fortune Land Development Co., Ltd., Class A	1,418,346	1,220,289
	China Galaxy Securities Co., Ltd., Class H	18,904,500	11,235,541
#	China Gas Holdings, Ltd.	9,318,600	33,588,502
	China Gezhouba Group Co., Ltd., Class A	1,666,290	1,829,370
*	China Glass Holdings, Ltd.	4,496,000	397,806
*	China Grand Automotive Services Group Co., Ltd.	217,500	101,693
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	2,592,000	2,173,464
	China Great Wall Securities Co., Ltd., Class A	190,600	295,755
	China Hanking Holdings, Ltd.	816,000	154,378
#	China Harmony Auto Holding, Ltd.	7,047,500	3,439,877
*	China High Precision Automation Group, Ltd.	429,000	12,633
	China High Speed Railway Technology Co., Ltd., Class A	716,600	247,868
#	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,367,547
	China Hongqiao Group, Ltd.	10,475,000	16,533,622
	China Huarong Asset Management Co., Ltd., Class H	62,368,000	8,189,677
# *	China International Capital Corp., Ltd., Class H	6,042,000	15,125,755
#	China International Marine Containers Group Co., Ltd., Class H	3,417,680	6,422,411
	China Isotope & Radiation Corp.	8,000	29,407
#	China Jinmao Holdings Group, Ltd.	30,378,580	11,508,655
	China Jushi Co., Ltd., Class A	1,646,149	4,558,303
	China Kepei Education Group, Ltd.	1,394,000	1,058,681
	China Lesso Group Holdings, Ltd.	9,373,000	23,576,916
	China Life Insurance Co., Ltd., Class H	11,983,000	24,291,330
	China Lilang, Ltd.	1,687,000	1,122,940
*	China Literature, Ltd.	707,200	7,365,243
*	China Longevity Group Co., Ltd.	1,152,649	38,136
# *	China Lumena New Materials Corp.	1,315,048	0
#	China Machinery Engineering Corp., Class H	7,481,000	3,347,144

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Maple Leaf Educational Systems, Ltd.	6,950,000	$1,818,890
	China Medical System Holdings, Ltd.	2,954,000	6,822,951
	China Meheco Co., Ltd., Class A	303,800	601,314
	China Mengniu Dairy Co., Ltd.	403,000	2,156,895
	China Merchants Bank Co., Ltd., Class H	15,515,500	124,626,874
	China Merchants Energy Shipping Co., Ltd., Class A	1,309,700	991,501
	China Merchants Land, Ltd.	12,644,000	1,851,242
	China Merchants Port Holdings Co., Ltd.	8,291,903	13,265,823
	China Merchants Securities Co., Ltd., Class H	605,820	846,577
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,361,110	2,440,310
	China Metal Recycling Holdings, Ltd.	3,259,800	0
#	China Minsheng Banking Corp., Ltd., Class H	37,947,400	19,444,838
# *	China Modern Dairy Holdings, Ltd.	6,399,000	1,607,300
	China Molybdenum Co., Ltd., Class H	7,377,000	4,982,845
	China National Accord Medicines Corp., Ltd., Class A	233,806	1,507,258
	China National Building Material Co., Ltd., Class H	33,311,250	48,104,516
	China National Medicines Corp., Ltd., Class A	507,200	2,881,565
	China National Nuclear Power Co., Ltd., Class A	5,075,483	4,085,810
#	China New Higher Education Group, Ltd.	2,336,000	1,872,578
#	China New Town Development Co., Ltd.	11,705,522	264,816
*	China Oil & Gas Group, Ltd.	18,900,000	1,046,120
	China Oilfield Services, Ltd., Class H	8,924,000	8,153,800
	China Oriental Group Co., Ltd.	11,408,000	3,854,176
	China Overseas Grand Oceans Group, Ltd.	14,831,500	9,447,011
	China Overseas Land & Investment, Ltd.	30,886,500	78,169,281
	China Pacific Insurance Group Co., Ltd., Class H	10,245,400	36,875,931
#	China Petroleum & Chemical Corp., ADR	854,203	42,018,285
	China Petroleum & Chemical Corp., Class H	77,479,575	38,213,362
	China Pioneer Pharma Holdings, Ltd.	1,142,000	149,942
*	China Properties Group, Ltd.	3,380,000	180,580
	China Publishing & Media Co., Ltd., Class A	477,385	528,432
	China Railway Group, Ltd., Class H	24,212,000	12,500,253
	China Railway Signal & Communication Corp., Ltd., Class H	5,468,000	2,170,425
	China Railway Tielong Container Logistics Co., Ltd., Class A	251,400	194,227
*	China Rare Earth Holdings, Ltd.	4,650,600	512,919
#	China Reinsurance Group Corp., Class H	24,824,000	2,585,515
	China Resources Cement Holdings, Ltd.	20,380,000	22,200,403
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	675,381	1,253,185
	China Resources Gas Group, Ltd.	1,898,000	10,269,277
	China Resources Land, Ltd.	26,240,000	122,857,530
	China Resources Medical Holdings Co., Ltd.	5,256,500	4,561,961
	China Resources Pharmaceutical Group, Ltd.	8,884,000	5,982,525
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	656,031	2,530,688
#	China Sanjiang Fine Chemicals Co., Ltd.	5,510,000	2,584,048
	China SCE Group Holdings, Ltd.	19,296,000	9,028,966
	China Science Publishing & Media, Ltd., Class A	232,700	337,602
*	China Shengmu Organic Milk, Ltd.	729,000	59,054
	China Shenhua Energy Co., Ltd., Class H	27,021,500	56,282,896
	China Shineway Pharmaceutical Group, Ltd.	2,686,000	1,935,170
*	China Silver Group, Ltd.	9,914,000	1,155,993
	China South City Holdings, Ltd.	40,810,000	4,299,389
	China South Publishing & Media Group Co., Ltd., Class A	602,000	948,614
*	China Southern Airlines Co., Ltd., Class H	14,160,000	9,588,845
	China Starch Holdings, Ltd.	13,595,000	298,452
	China State Construction Engineering Corp., Ltd., Class A	18,749,406	14,296,730
*	China Sunshine Paper Holdings Co., Ltd.	1,513,500	322,149
	China Taiping Insurance Holdings Co., Ltd.	12,586,200	23,298,140
# *	China Tianrui Group Cement Co., Ltd.	45,000	38,062
*	China Tianying, Inc., Class A	948,700	610,819

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tower Corp., Ltd., Class H	108,094,000	$15,549,171
	China Traditional Chinese Medicine Holdings Co., Ltd.	23,106,000	13,192,910
	China TransInfo Technology Co., Ltd., Class A	525,400	1,211,170
*	China Travel International Investment Hong Kong, Ltd.	22,443,631	3,890,963
*	China Tungsten And Hightech Materials Co., Ltd., Class A	160,000	213,503
#	China Vanke Co., Ltd., Class H	7,852,900	27,460,851
	China Vast Industrial Urban Development Co., Ltd.	1,490,000	580,349
	China West Construction Group Co., Ltd., Class A	358,900	463,678
*	China Wood Optimization Holding, Ltd.	88,000	10,196
	China Xinhua Education Group, Ltd.	294,000	84,581
	China XLX Fertiliser, Ltd.	1,738,000	813,839
	China Yongda Automobiles Services Holdings, Ltd.	5,088,000	9,199,595
# *	China ZhengTong Auto Services Holdings, Ltd.	13,179,000	1,135,709
	China Zhenhua Group Science & Technology Co., Ltd., Class A	168,319	1,252,447
	China Zheshang Bank Co., Ltd., Class H	24,000	10,578
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	270,700	121,546
# *	China Zhongwang Holdings, Ltd.	15,565,754	3,595,104
	Chinasoft International, Ltd.	6,616,000	7,410,414
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	536,800	915,561
*	Chongqing Changan Automobile Co., Ltd., Class A	1,267,924	3,204,727
	Chongqing Department Store Co., Ltd., Class A	222,784	1,107,239
	Chongqing Dima Industry Co., Ltd., Class A	1,242,992	521,961
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	69,454
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,524,000	9,121,097
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	662,300	696,775
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	75,185
	CIFI Holdings Group Co., Ltd.	18,714,758	16,720,433
	CIMC Enric Holdings, Ltd.	5,248,000	4,549,014
	Cinda Real Estate Co., Ltd., Class A	783,100	438,717
	Cisen Pharmaceutical Co., Ltd., Class A	161,500	332,916
*	CITIC Guoan Information Industry Co., Ltd., Class A	546,700	168,702
*	CITIC Resources Holdings, Ltd.	15,150,000	758,769
	CITIC Securities Co., Ltd., Class H	3,079,500	7,404,808
#	CITIC, Ltd.	29,254,483	30,725,129
# *	Citychamp Watch & Jewellery Group, Ltd.	476,000	102,998
*	CMST Development Co., Ltd., Class A	304,400	248,935
	CNHTC Jinan Truck Co., Ltd., Class A	190,800	992,892
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	492,800	894,779
	COFCO Biotechnology Co., Ltd., Class A	469,400	657,618
*	Cogobuy Group	1,122,000	312,191
#	Colour Life Services Group Co., Ltd.	2,857,548	1,211,127
#	Comba Telecom Systems Holdings, Ltd.	1,318,000	339,749
	Concord New Energy Group, Ltd.	41,650,000	2,999,663
	Consun Pharmaceutical Group, Ltd.	2,355,000	1,386,320
*	Coolpad Group, Ltd.	8,788,053	528,192
	COSCO SHIPPING Development Co., Ltd., Class H	9,275,000	1,631,822
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	10,892,000	4,743,854
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	7,546,500	13,444,666
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,000,000	1,382,965
	COSCO SHIPPING Ports, Ltd.	14,787,761	12,421,613
*	Cosmo Lady China Holdings Co., Ltd.	642,000	94,919
	Country Garden Holdings Co., Ltd.	36,552,799	43,453,538
#	CP Pokphand Co., Ltd.	8,510,000	1,071,567
#	CPMC Holdings, Ltd.	5,047,000	2,857,962
	CQ Pharmaceutical Holding Co., Ltd., Class A	507,600	426,973
	CSG Holding Co., Ltd., Class A	567,849	783,383
	CSPC Pharmaceutical Group, Ltd.	29,746,000	36,716,630
*	CT Environmental Group, Ltd.	9,748,000	80,065
	CTS International Logistics Corp., Ltd., Class A	337,870	823,349

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	D&O Home Collection Co., Ltd., Class A	147,557	$425,543
	DaFa Properties Group, Ltd.	335,000	276,240
	Dali Foods Group Co., Ltd.	3,724,500	2,212,533
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	619,671	345,231
	Daqin Railway Co., Ltd., Class A	6,459,961	6,862,293
	Dare Power Dekor Home Co., Ltd., Class A	144,600	307,150
	Dashang Co., Ltd., Class A	236,708	769,006
	Dawnrays Pharmaceutical Holdings, Ltd.	684,000	139,501
	Dazhong Transportation Group Co., Ltd., Class A	287,239	155,243
	Dazzle Fashion Co., Ltd., Class A	185,600	548,191
	DBG Technology Co., Ltd., Class A	298,278	499,951
	Deppon Logistics Co., Ltd., Class A	128,200	244,739
#	Dexin China Holdings Co., Ltd.	660,000	257,613
	DHC Software Co., Ltd., Class A	701,900	739,241
# *	Differ Group Holding Co., Ltd.	5,778,000	698,323
	Digital China Group Co., Ltd., Class A	227,300	591,495
	Digital China Holdings, Ltd.	3,405,000	2,546,015
	Digital China Information Service Co., Ltd., Class A	316,700	668,917
	Dong-E-E-Jiao Co., Ltd., Class A	305,813	1,676,276
	Dongfang Electric Corp., Ltd., Class H	2,220,000	1,858,812
	Dongfang Electronics Co., Ltd., Class A	205,000	146,216
	Dongfeng Motor Group Co., Ltd., Class H	14,890,000	12,940,846
	Dongjiang Environmental Co., Ltd., Class H	51,000	30,236
	Dongxing Securities Co., Ltd., Class A	1,061,000	1,685,436
#	Dongyue Group, Ltd.	10,821,000	9,424,213
*	Doushen Beijing Education & Technology, Inc., Class A	276,400	309,366
	Dynagreen Environmental Protection Group Co., Ltd., Class H	171,000	82,643
*	Easysight Supply Chain Management Co., Ltd., Class A	445,092	406,681
*	E-Commodities Holdings, Ltd.	5,880,000	303,627
	E-House China Enterprise Holdings, Ltd.	143,400	154,967
	Electric Connector Technology Co., Ltd., Class A	62,295	408,739
	Elion Energy Co., Ltd., Class A	621,153	300,883
	ENN Natural Gas Co., Ltd., Class A	219,900	594,449
#	Essex Bio-technology, Ltd.	153,000	110,276
	EVA Precision Industrial Holdings, Ltd.	3,856,000	371,431
	Everbright Jiabao Co., Ltd., Class A	607,266	282,213
#	Everbright Securities Co., Ltd., Class H	1,371,200	1,074,703
*	Fang Holdings, Ltd., ADR	3,666	43,256
*	Fangda Carbon New Material Co., Ltd., Class A	1,551,694	2,125,552
*	Fangda Special Steel Technology Co., Ltd., Class A	631,970	891,732
	Fantasia Holdings Group Co., Ltd.	17,399,515	2,232,523
	Far East Horizon, Ltd.	7,898,000	9,056,311
*	FAW Jiefang Group Co., Ltd.	724,752	1,235,982
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	327,778	902,172
# *	FIH Mobile, Ltd.	939,000	132,560
	Financial Street Holdings Co., Ltd., Class A	1,023,030	978,462
	FinVolution Group, ADR	9,905	66,463
# *	First Tractor Co., Ltd., Class H	480,000	232,889
*	Focused Photonics Hangzhou, Inc., Class A	26,500	45,795
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	216,100	290,672
	Fosun International, Ltd.	14,354,183	20,614,482
*	Founder Securities Co., Ltd., Class A	1,689,907	2,399,679
	Fu Shou Yuan International Group, Ltd.	2,854,000	3,085,191
	Fuan Pharmaceutical Group Co., Ltd., Class A	571,196	385,078
	Fufeng Group, Ltd.	11,674,000	4,318,375
	Fujian Longking Co., Ltd., Class A	228,200	298,512
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	164,900	413,731
	Fujian Star-net Communication Co., Ltd., Class A	196,200	568,092
	Fujian Sunner Development Co., Ltd., Class A	770,798	3,140,892

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fuyao Glass Industry Group Co., Ltd., Class H	305,200	$1,766,941
	Gansu Qilianshan Cement Group Co., Ltd., Class A	256,400	519,021
	Gansu Shangfeng Cement Co., Ltd., Class A	278,900	830,557
*	GCL-Poly Energy Holdings, Ltd.	121,131,000	30,876,300
	Geely Automobile Holdings, Ltd.	26,250,000	68,373,157
	GEM Co., Ltd., Class A	1,160,200	1,780,747
	Gemdale Corp., Class A	1,689,954	3,063,212
	Gemdale Properties & Investment Corp., Ltd.	32,752,000	4,595,205
	Genertec Universal Medical Group Co., Ltd.	5,727,000	4,762,048
	Genimous Technology Co., Ltd., Class A	124,700	116,988
	GF Securities Co., Ltd., Class H	8,760,600	12,660,714
*	Glorious Property Holdings, Ltd.	22,081,000	687,819
# *	Glory Sun Financial Group, Ltd.	2,780,000	92,660
	Goldcard Smart Group Co., Ltd.	156,680	259,776
	Golden Eagle Retail Group, Ltd.	12,000	10,788
	GoldenHome Living Co., Ltd., Class A	48,979	480,064
*	Goldenmax International Technology, Ltd., Class A	301,200	690,862
	Goldlion Holdings, Ltd.	1,887,000	450,726
	Goldpac Group, Ltd.	1,240,000	304,901
# *	GOME Retail Holdings, Ltd.	45,077,000	7,372,219
*	Gosuncn Technology Group Co., Ltd., Class A	333,100	234,916
*	Grand Baoxin Auto Group, Ltd.	5,444,500	552,011
	Grandjoy Holdings Group Co., Ltd., Class A	1,447,500	815,292
	Great Wall Motor Co., Ltd., Class H	16,628,500	41,281,456
	Greattown Holdings, Ltd., Class A	1,264,000	706,593
	Greatview Aseptic Packaging Co., Ltd.	1,249,000	617,106
	Gree Electric Appliances, Inc., Class A	1,066,200	9,840,493
	Greenland Holdings Corp., Ltd., Class A	3,344,800	2,920,917
	Greenland Hong Kong Holdings, Ltd.	8,146,575	2,832,187
#	Greentown China Holdings, Ltd.	7,869,091	9,441,009
	GRG Banking Equipment Co., Ltd., Class A	676,700	1,345,983
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	896,900	622,722
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	357,356	370,148
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,058,600	766,259
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	331,700	276,862
*	Guangdong Shirongzhaoye Co., Ltd., Class A	163,300	153,752
	Guangdong Tapai Group Co., Ltd., Class A	353,173	609,281
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	589,615	799,448
*	Guanghui Energy Co., Ltd., Class A	4,593,838	2,158,178
	Guangshen Railway Co., Ltd., Sponsored ADR	272,578	2,739,409
	Guangxi Liugong Machinery Co., Ltd., Class A	354,190	523,012
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	152,811	534,080
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	2,136,800	982,512
	Guangzhou Automobile Group Co., Ltd., Class H	14,782,000	12,610,430
	Guangzhou Baiyun International Airport Co., Ltd., Class A	716,300	1,343,558
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	578,000	1,555,608
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	735,162
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	15,497,078
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	419,400	831,572
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	447,200	755,132
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	133,200	168,325
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	371,676	254,302
	Guizhou Gas Group Corp., Ltd., Class A	80,891	114,131
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	1,125,732	1,132,150
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	926,400	1,526,224
	Guomai Technologies, Inc., Class A	418,400	381,649
#	Guorui Properties, Ltd.	8,003,000	412,232
	Guosen Securities Co., Ltd., Class A	1,174,527	1,900,771
*	Guosheng Financial Holding, Inc., Class A	257,924	424,394

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guotai Junan Securities Co., Ltd., Class H	2,155,000	$3,059,609
	Guoyuan Securities Co., Ltd., Class A	771,550	914,029
# *	Haichang Ocean Park Holdings, Ltd.	558,000	50,176
	Haier Smart Home Co., Ltd., Class A	2,528,488	12,909,095
*	Haier Smart Home Co., Ltd., Class H	563,200	2,422,028
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	36,200	157,734
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	3,369,192
	Haitian International Holdings, Ltd.	356,000	1,448,418
	Haitong Securities Co., Ltd., Class H	13,192,800	11,798,060
*	Hand Enterprise Solutions Co., Ltd., Class A	310,700	308,116
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	275,500	1,626,138
	Hangcha Group Co., Ltd., Class A	166,900	538,062
	Hangxiao Steel Structure Co., Ltd., Class A	469,800	264,727
	Hangzhou Century Co., Ltd., Class A	277,800	281,355
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	274,300	1,451,393
	Harbin Bank Co., Ltd., Class H	1,611,000	204,378
*	Harbin Electric Co., Ltd., Class H	5,457,474	1,598,243
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	370,900	156,362
	HBIS Resources Co., Ltd., Class A	58,300	198,652
# *	HC Group, Inc.	1,280,000	178,391
	Health and Happiness H&H International Holdings, Ltd.	496,500	1,787,605
	Hebei Chengde Lolo Co., Class A	247,700	258,811
	Hebei Construction Group Corp., Ltd., Class H	322,500	109,272
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	353,100	1,221,690
	Hebei Sitong New Metal Material Co., Ltd., Class A	60,300	117,621
	Henan Lingrui Pharmaceutical Co., Class A	400,000	603,031
	Henan Pinggao Electric Co., Ltd., Class A	340,200	309,533
*	Henan Senyuan Electric Co., Ltd., Class A	116,300	55,603
	Henan Shenhuo Coal & Power Co., Ltd., Class A	607,600	1,033,716
	Henan Yuguang Gold & Lead Co., Ltd., Class A	53,100	45,223
	Henan Zhongyuan Expressway Co., Ltd., Class A	376,900	198,521
	Hengan International Group Co., Ltd.	2,529,000	16,343,373
*	Hengdeli Holdings, Ltd.	14,156,000	545,796
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	211,700	441,176
	Hengli Petrochemical Co., Ltd.,, Class A	2,469,965	11,264,063
	Hengtong Optic-electric Co., Ltd., Class A	654,008	1,167,307
	Hengyi Petrochemical Co., Ltd., Class A	1,545,341	3,129,899
*	Hesteel Co., Ltd., Class A	3,844,300	1,512,678
	Hexing Electrical Co., Ltd., Class A	202,190	375,313
*	Hi Sun Technology China, Ltd.	9,765,000	1,838,901
	Hisense Home Appliances Group Co., Ltd., Class H	405,000	681,133
	HKC Holdings, Ltd.	1,316,155	1,341,952
	Holitech Technology Co., Ltd., Class A	1,226,800	620,318
	Hongda Xingye Co., Ltd., Class A	684,356	397,873
*	Honghua Group, Ltd.	15,729,000	491,972
	Honworld Group, Ltd.	1,002,500	396,212
	Hope Education Group Co., Ltd.	4,296,000	1,444,271
	Hopson Development Holdings, Ltd.	5,282,000	20,715,433
*	Hua Hong Semiconductor, Ltd.	3,479,000	21,641,968
	Huaan Securities Co., Ltd., Class A	1,331,600	1,250,012
	Huadong Medicine Co., Ltd., Class A	931,918	7,543,339
	Huafa Industrial Co., Ltd. Zhuhai, Class A	1,079,100	1,047,219
	Huafon Chemical Co., Ltd., Class A	859,548	1,695,666
	Huafon Microfibre Shanghai Technology Co., Ltd.	680,900	567,574
	Huafu Fashion Co., Ltd., Class A	777,698	701,815
	Huagong Tech Co., Ltd., Class A	203,200	632,151
	Huapont Life Sciences Co., Ltd., Class A	469,100	468,319
	Huatai Securities Co., Ltd., Class H	6,684,000	9,537,573
*	Huawen Media Group, Class A	347,100	119,807

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co., Ltd., Class A	1,072,555	$1,544,358
	Huaxia Bank Co., Ltd., Class A	4,457,700	4,295,998
	Huaxin Cement Co., Ltd., Class A	691,428	2,340,474
	Huayu Automotive Systems Co., Ltd., Class A	1,269,645	5,131,084
	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	744,842
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,614,997	951,150
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	398,494	1,186,616
*	Hubei Kaile Science & Technology Co., Ltd., Class A	340,000	431,473
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	268,600	556,551
	Huishang Bank Corp., Ltd., Class H	1,603,900	528,362
	Hunan Aihua Group Co., Ltd., Class A	97,600	437,947
	Hunan Gold Corp., Ltd., Class A	308,700	374,572
	Hunan New Wellful Co., Ltd., Class A	150,300	149,601
	Hunan Valin Steel Co., Ltd., Class A	1,767,160	2,139,178
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	804,437	1,281,141
*	Hytera Communications Corp., Ltd., Class A	591,700	454,014
*	iDreamSky Technology Holdings, Ltd.	94,400	44,267
	IKD Co., Ltd., Class A	301,500	665,252
	IMAX China Holding, Inc.	33,100	77,951
	Industrial & Commercial Bank of China, Ltd., Class H	366,919,996	238,091,269
	Industrial Bank Co., Ltd., Class A	7,873,753	26,401,506
	Industrial Securities Co., Ltd., Class A	1,722,840	2,413,644
	Infore Environment Technology Group Co., Ltd., Class A	301,756	367,015
*	Inke, Ltd.	1,693,000	549,284
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	11,650,600	2,642,244
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	50,100	144,602
	Inner Mongolia First Machinery Group Co., Ltd., Class A	405,503	648,394
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	3,342,751	2,987,577
	Inner Mongolia Yitai Coal Co., Ltd., Class H	207,300	136,614
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	755,550	349,033
*	Inspur International, Ltd.	246,000	80,320
	Inspur Software Co., Ltd., Class A	99,926	187,275
	Jiajiayue Group Co., Ltd., Class A	220,300	592,674
	Jiangling Motors Corp., Ltd., Class A	265,329	979,716
#	Jiangnan Group, Ltd.	14,145,000	700,009
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	1,269,262	1,359,012
	Jiangsu Eastern Shenghong Co., Ltd., Class A	613,600	1,423,184
	Jiangsu Guotai International Group Co., Ltd., Class A	360,860	362,456
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,270,520	810,579
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	316,520	509,274
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	190,400	465,945
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	926,261	1,460,801
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	311,400	1,526,172
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	1,287,832	1,087,990
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,560,374	1,703,489
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,109,600	1,748,550
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,284,700	757,508
	Jiangxi Copper Co., Ltd., Class H	6,097,000	14,799,554
	Jiangxi Wannianqing Cement Co., Ltd., Class A	226,480	464,041
	Jiangxi Zhengbang Technology Co., Ltd., Class A	564,963	1,283,375
	Jiangzhong Pharmaceutical Co., Ltd., Class A	302,480	516,394
	Jiayuan International Group, Ltd.	4,265,776	1,963,539
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	543,856	1,276,824
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	40,791	14,059
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	470,200	222,257
	Jinduicheng Molybdenum Co., Ltd., Class A	322,700	286,885
	Jingrui Holdings, Ltd.	3,359,000	978,686
# *	JinkoSolar Holding Co., Ltd., ADR	333,239	12,316,513

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	670,614	$710,265
*	Jinneng Science&Technology Co., Ltd., Class A	577,233	1,643,439
	Jinyuan EP Co., Ltd., Class A	283,400	300,800
	Jiuzhitang Co., Ltd., Class A	421,200	563,640
	Jizhong Energy Resources Co., Ltd., Class A	1,185,500	668,891
#	JNBY Design, Ltd.	458,000	882,547
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	1,369,616	3,103,190
*	Jointown Pharmaceutical Group Co., Ltd., Class A	1,309,822	3,426,926
	Joy City Property, Ltd.	18,918,000	1,168,068
#	JOYY, Inc., ADR	315,298	29,972,228
	JSTI Group, Class A	308,575	263,469
	Ju Teng International Holdings, Ltd.	6,058,249	1,624,345
	Juneyao Airlines Co., Ltd., Class A	150,100	342,830
	Jutal Offshore Oil Services, Ltd.	590,000	88,309
*	Kai Yuan Holdings, Ltd.	41,600,000	220,094
#	Kaisa Group Holdings, Ltd.	25,063,578	10,878,317
	Kaisa Prosperity Holdings, Ltd.	246,750	751,052
*	Kangda International Environmental Co., Ltd.	4,654,000	413,829
# *	Kasen International Holdings, Ltd.	2,592,000	302,424
	Kehua Data Co., Ltd., Class A	58,190	152,212
	Kingboard Holdings, Ltd.	6,111,345	36,090,290
	Kingboard Laminates Holdings, Ltd.	8,703,500	21,709,425
	KingClean Electric Co., Ltd., Class A	79,609	550,911
	Kingsoft Corp., Ltd.	2,288,000	16,143,290
	Konka Group Co., Ltd., Class A	271,000	268,969
	KPC Pharmaceuticals, Inc., Class A	364,200	524,471
*	Kuang-Chi Technologies Co., Ltd., Class A	272,370	786,639
	Kunlun Energy Co., Ltd.	32,420,000	34,664,515
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	183,085	249,270
	KWG Group Holdings, Ltd.	13,954,500	22,355,440
*	KWG Living Group Holdings, Ltd.	6,977,250	7,150,385
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	416,400	413,352
	Lao Feng Xiang Co., Ltd., Class A	123,154	1,049,231
	Lee & Man Paper Manufacturing, Ltd.	11,123,000	9,671,339
	Lee’s Pharmaceutical Holdings, Ltd.	1,039,500	641,399
	Legend Holdings Corp., Class H	2,487,600	4,067,370
#	Lenovo Group, Ltd.	30,682,000	41,922,468
	Leo Group Co., Ltd., Class A	2,336,500	886,572
	Leyard Optoelectronic Co., Ltd., Class A	966,400	1,066,708
	Liaoning Cheng Da Co., Ltd., Class A	400,300	1,392,246
	Lier Chemical Co., Ltd., Class A	127,700	472,087
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	394,293	175,207
	Liuzhou Iron & Steel Co., Ltd., Class A	249,200	276,614
	Livzon Pharmaceutical Group, Inc., Class H	389,200	1,816,785
	Logan Group Co., Ltd.	1,270,000	2,017,343
	Lomon Billions Group Co., Ltd., Class A	668,233	3,478,294
	Loncin Motor Co., Ltd., Class A	1,187,800	613,892
	Long Yuan Construction Group Co., Ltd., Class A	565,700	429,835
	Longfor Group Holdings, Ltd.	7,774,000	48,287,948
	Longshine Technology Group Co., Ltd., Class A	137,802	348,670
	Lonking Holdings, Ltd.	19,767,000	8,381,307
	Luenmei Quantum Co., Ltd., Class A	519,200	727,768
	Luoniushan Co., Ltd., Class A	661,991	847,948
*	Luoyang Glass Co., Ltd., Class H	222,000	176,838
	Luxi Chemical Group Co., Ltd., Class A	608,000	1,439,033
#	Luye Pharma Group, Ltd.	11,745,000	7,108,326
	LVGEM China Real Estate Investment Co., Ltd.	1,908,000	541,599
	Maanshan Iron & Steel Co., Ltd., Class H	5,377,775	2,566,625
*	Macrolink Culturaltainment Development Co., Ltd., Class A	59,400	21,802

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Maoyan Entertainment	264,800	$525,940
	Maoye International Holdings, Ltd.	7,445,000	319,567
*	Markor International Home Furnishings Co., Ltd., Class A	928,600	769,193
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	99,200	296,702
	Metallurgical Corp. of China, Ltd., Class H	13,359,000	3,138,697
	Min Xin Holdings, Ltd.	708,418	358,525
	Ming Yang Smart Energy Group, Ltd., Class A	376,000	1,024,564
*	Mingfa Group International Co., Ltd.	608,000	51,831
	Minmetals Land, Ltd.	10,991,205	1,183,224
	Minsheng Education Group Co., Ltd.	1,006,000	176,645
	Minth Group, Ltd.	3,478,000	14,086,691
	Misho Ecology & Landscape Co., Ltd., Class A	218,500	145,030
	MLS Co., Ltd., Class A	513,262	1,035,793
*	MMG, Ltd.	13,464,000	8,697,884
	MOBI Development Co., Ltd.	1,556,000	112,011
	Modern Land China Co., Ltd.	3,187,200	331,431
#	Momo, Inc., Sponsored ADR	490,739	7,194,234
*	Myhome Real Estate Development Group Co., Ltd., Class A	81,500	22,518
	MYS Group Co., Ltd., Class A	393,300	219,079
	NanJi E-Commerce Co., Ltd., Class A	399,700	497,220
	Nanjing Iron & Steel Co., Ltd., Class A	879,300	570,875
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	570,500	902,091
	NARI Technology Co., Ltd., Class A	1,263,100	6,220,354
*	Nature Home Holding Co., Ltd.	1,901,000	277,745
	NavInfo Co., Ltd., Class A	404,200	885,098
	NetDragon Websoft Holdings, Ltd.	992,500	2,774,433
	New China Life Insurance Co., Ltd., Class H	3,116,400	11,972,312
	New Hope Liuhe Co., Ltd., Class A	1,780,464	4,562,005
*	New World Department Store China, Ltd.	3,168,000	537,894
	Newland Digital Technology Co., Ltd., Class A	352,060	757,649
	Nexteer Automotive Group, Ltd.	6,068,000	6,803,140
	Nine Dragons Paper Holdings, Ltd.	15,925,000	21,821,653
	Ningbo Huaxiang Electronic Co., Ltd., Class A	364,355	973,306
	Ningbo Joyson Electronic Corp., Class A	553,641	1,549,910
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,400	356,935
	Ningbo Yunsheng Co., Ltd., Class A	221,200	214,842
	Ningbo Zhoushan Port Co., Ltd., Class A	1,959,600	1,197,611
	Ningxia Jiaze New Energy Co., Ltd., Class A	104,000	54,441
	Norinco International Cooperation, Ltd., Class A	92,800	110,231
	North Huajin Chemical Industries Co., Ltd., Class A	431,619	415,965
*	Northeast Pharmaceutical Group Co., Ltd., Class A	454,424	351,090
	Northeast Securities Co., Ltd., Class A	765,100	969,724
# *	NVC International Holdings, Ltd.	5,629,000	140,468
	Offshore Oil Engineering Co., Ltd., Class A	1,189,601	797,152
	OFILM Group Co., Ltd., Class A	1,305,500	1,703,176
	ORG Technology Co., Ltd., Class A	579,600	499,629
*	Orient Group, Inc., Class A	647,440	333,943
	Orient Securities Co., Ltd., Class H	3,067,600	1,945,464
	Oriental Pearl Group Co., Ltd., Class A	912,860	1,240,579
*	Ourpalm Co., Ltd., Class A	878,900	571,608
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	212,546
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,100,200	378,229
	PAX Global Technology, Ltd.	5,812,000	6,431,446
	PCI-Suntek Technology Co., Ltd., Class A	582,600	568,677
	People’s Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	10,987,424
	Perfect World Co., Ltd., Class A	299,000	981,421
#	PetroChina Co., Ltd., ADR	97,792	3,523,446
	PetroChina Co., Ltd., Class H	170,860,000	61,811,694
	PICC Property & Casualty Co., Ltd., Class H	43,681,000	42,763,242

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ping An Bank Co., Ltd., Class A	7,206,229	$25,882,497
	Ping An Insurance Group Co. of China, Ltd., Class H	6,012,500	65,549,861
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	1,583,303	1,611,060
*	Polaris Bay Group Co., Ltd., Class A	568,670	812,743
	Poly Culture Group Corp., Ltd., Class H	402,000	225,335
	Poly Property Group Co., Ltd.	20,144,488	5,749,157
	Postal Savings Bank of China Co., Ltd., Class H	42,639,000	27,654,225
*	Pou Sheng International Holdings, Ltd.	8,492,000	2,063,674
	Power Construction Corp. of China, Ltd., Class A	5,627,420	3,316,235
	Powerlong Real Estate Holdings, Ltd.	12,260,000	12,888,623
#	Prinx Chengshan Cayman Holding, Ltd.	197,500	236,194
#	PW Medtech Group, Ltd.	1,439,000	121,968
	Q Technology Group Co., Ltd.	1,983,000	3,951,605
	Qingdao East Steel Tower Stock Co., Ltd., Class A	188,500	204,525
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	171,436	337,845
	Qingdao Hanhe Cable Co., Ltd., Class A	1,114,800	634,936
	Qingdao Port International Co., Ltd., Class H	984,000	605,139
	Qingdao Topscomm Communication, Inc., Class A	193,580	218,611
	Qingling Motors Co., Ltd., Class H	6,320,000	1,469,367
	Qinhuangdao Port Co., Ltd., Class H	767,000	132,982
# *	Qudian, Inc., Sponsored ADR	362,937	744,021
	Qunxing Paper Holdings Co., Ltd.	5,020,071	0
	Rainbow Digital Commercial Co., Ltd., Class A	588,176	627,940
	Raisecom Technology Co., Ltd., Class A	164,000	204,627
	Rastar Group, Class A	653,946	307,468
*	Realcan Pharmaceutical Group Co., Ltd., Class A	467,929	312,721
	Red Star Macalline Group Corp., Ltd., Class H	1,834,297	1,036,186
#	Redco Properties Group, Ltd.	2,252,000	815,016
	Redsun Properties Group, Ltd.	2,489,000	831,859
	Renhe Pharmacy Co., Ltd., Class A	672,100	944,028
*	REXLot Holdings, Ltd.	67,831,618	34,057
	Rianlon Corp., Class A	25,716	160,059
	RiseSun Real Estate Development Co., Ltd., Class A	1,888,376	1,794,915
	Rongan Property Co., Ltd., Class A	1,399,700	595,361
	Ronshine China Holdings, Ltd.	2,751,500	1,919,527
	Runjian Co., Ltd., Class A	34,200	122,664
*	RYB Education, Inc., ADR	17,090	48,877
	SAIC Motor Corp, Ltd., Class A	1,795,973	5,564,631
	Sailun Group Co., Ltd., Class A	1,632,000	2,539,617
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	405,848	198,470
	Sansteel Minguang Co., Ltd. Fujian, Class A	951,380	1,200,911
	Sany Heavy Equipment International Holdings Co., Ltd.	5,348,000	6,478,161
*	Saurer Intelligent Technology Co., Ltd., Class A	357,100	169,349
	Sealand Securities Co., Ltd., Class A	1,779,595	1,154,851
	Seazen Group, Ltd.	1,756,000	1,871,599
	Seazen Holdings Co., Ltd. , Class A	1,012,915	7,036,547
	SGIS Songshan Co., Ltd., Class A	773,600	594,958
	Shaanxi Coal Industry Co., Ltd., Class A	3,735,445	6,469,489
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	1,635,900	1,397,511
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	794,784	2,801,095
#	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	2,357,412
#	Shandong Gold Mining Co., Ltd., Class H	2,092,750	3,821,534
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	114,139
	Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	196,900	155,884
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	764,592	4,592,635
	Shandong Humon Smelting Co., Ltd., Class A	275,500	512,815
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	232,546	862,247
	Shandong Linglong Tyre Co., Ltd., Class A	445,587	3,818,064
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	389,046	707,261

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	232,600	$527,825
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,898,350	1,704,730
	Shandong New Beiyang Information Technology Co., Ltd., Class A	280,600	394,029
	Shandong Publishing & Media Co., Ltd., Class A	290,233	275,705
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,227,281	3,029,796
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	7,812,000	17,489,312
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	646,000	399,768
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	346,440	527,207
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,979,100	561,720
	Shanghai AJ Group Co., Ltd., Class A	869,352	948,494
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	51,650	179,892
*	Shanghai Electric Group Co., Ltd., Class H	11,536,000	4,003,690
	Shanghai Environment Group Co., Ltd., Class A	300,489	513,508
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	120,600	534,307
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,731,000	10,979,976
	Shanghai Industrial Development Co., Ltd., Class A	986,190	714,847
	Shanghai Industrial Holdings, Ltd.	3,937,918	6,083,201
	Shanghai Industrial Urban Development Group, Ltd.	21,096,501	2,168,849
	Shanghai International Port Group Co., Ltd., Class A	2,613,716	1,866,951
	Shanghai Jahwa United Co., Ltd., Class A	220,300	2,002,736
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,588,000	3,359,270
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	237,150	2,235,861
	Shanghai Lingang Holdings Corp., Ltd., Class A	261,800	832,054
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	450,558	757,076
	Shanghai Maling Aquarius Co., Ltd., Class A	450,140	567,435
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	175,890	503,140
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	6,598,300	15,004,995
*	Shanghai Phichem Material Co., Ltd., Class A	136,300	310,415
	Shanghai Pudong Construction Co., Ltd., Class A	162,593	155,646
	Shanghai Pudong Development Bank Co., Ltd., Class A	9,573,978	14,851,603
	Shanghai RAAS Blood Products Co., Ltd., Class A	2,014,386	2,483,921
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	44,000	232,483
	Shanghai Shimao Co., Ltd., Class A	624,696	403,157
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	485,500	827,468
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	83,695	459,253
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	112,100	169,237
	Shanghai Tunnel Engineering Co., Ltd., Class A	370,334	301,236
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	119,800	259,241
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	1,055,262	1,914,830
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	474,600	1,329,850
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	286,200	210,174
	Shanxi Blue Flame Holding Co., Ltd., Class A	315,028	292,299
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,514,935	1,314,374
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	1,040,880	1,436,845
*	Shanxi Meijin Energy Co., Ltd., Class A	1,348,132	1,632,147
	Shanxi Securities Co., Ltd., Class A	1,173,460	1,210,583
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	2,150,800	2,113,459
*	Shanying International Holding Co., Ltd., Class A	1,210,500	642,231
*	Shenghe Resources Holding Co., Ltd., Class A	36,360	92,551
*	Shengjing Bank Co., Ltd., Class H	481,000	436,269
	Shenguan Holdings Group, Ltd.	3,610,000	236,365
	Shenwan Hongyuan Group Co., Ltd., Class H	4,377,600	1,193,082
	Shenzhen Agricultural Products Group Co., Ltd., Class A	1,145,604	975,692
	Shenzhen Airport Co., Ltd., Class A	492,100	647,252
	Shenzhen Aisidi Co., Ltd., Class A	375,900	447,493
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	430,400	206,024
	Shenzhen Center Power Tech Co., Ltd., Class A	58,600	135,702
	Shenzhen Comix Group Co., Ltd., Class A	105,400	207,842
	Shenzhen Ellassay Fashion Co., Ltd., Class A	29,500	68,306

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co., Ltd.	94,159	$210,269
	Shenzhen Gas Corp., Ltd., Class A	760,100	821,822
	Shenzhen Gongjin Electronics Co., Ltd., Class A	269,900	360,088
	Shenzhen Grandland Group Co., Ltd., Class A	108,000	42,826
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	290,220	725,342
	Shenzhen Heungkong Holding Co., Ltd., Class A	640,300	182,499
	Shenzhen International Holdings, Ltd.	5,854,583	9,731,529
	Shenzhen Investment, Ltd.	26,704,414	9,771,222
	Shenzhen Jinjia Group Co., Ltd., Class A	705,783	1,132,097
	Shenzhen Kinwong Electronic Co., Ltd., Class A	194,540	840,748
*	Shenzhen MTC Co., Ltd., Class A	1,364,600	1,219,296
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,280,948	672,503
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	3,406,961	4,892,896
	Shenzhen SDG Information Co., Ltd., Class A	337,800	369,770
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	296,908	541,041
	Shenzhen Tagen Group Co., Ltd., Class A	553,400	528,369
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	241,100	235,159
	Shenzhen World Union Group, Inc., Class A	1,605,581	1,454,254
	Shenzhen Yinghe Technology Co., Ltd., Class A	190,058	493,948
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	260,300	350,958
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	107,294	516,020
	Shenzhen Zhenye Group Co., Ltd., Class A	780,600	649,421
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	837,000	596,091
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	683,200	598,605
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	599,589	2,596,648
	Shimao Group Holdings, Ltd.	11,632,035	33,599,656
	Shinva Medical Instrument Co., Ltd., Class A	159,000	408,344
	Shoucheng Holdings, Ltd.	10,423,683	2,372,151
	Shougang Fushan Resources Group, Ltd.	15,782,277	4,121,213
*	Shouhang High-Tech Energy Co., Ltd., Class A	354,500	116,934
	Shui On Land, Ltd.	31,958,303	5,258,400
*	Siasun Robot & Automation Co., Ltd., Class A	306,800	456,842
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	1,233,800	318,114
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	738,855	2,475,308
	Sichuan Languang Development Co., Ltd., Class A	1,550,800	930,655
	Sichuan Shuangma Cement Co., Ltd., Class A	164,600	326,644
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	72,998	168,389
	Sieyuan Electric Co., Ltd., Class A	182,700	887,503
#	Sihuan Pharmaceutical Holdings Group, Ltd.	12,926,000	5,158,728
*	Silver Grant International Holdings Group, Ltd.	6,302,804	527,309
	Sino Biopharmaceutical, Ltd.	36,424,000	39,087,230
	Sinochem International Corp., Class A	575,231	494,982
	Sinofert Holdings, Ltd.	13,934,000	1,811,066
	Sinolink Securities Co., Ltd., Class A	612,600	1,140,935
*	Sinolink Worldwide Holdings, Ltd.	16,481,714	623,798
	Sinoma International Engineering Co., Class A	417,000	547,803
	Sinoma Science & Technology Co., Ltd., Class A	624,062	2,105,957
	Sinomach Automobile Co., Ltd., Class A	510,561	399,919
	Sino-Ocean Group Holding, Ltd.	28,274,602	6,281,208
	Sinopec Engineering Group Co., Ltd., Class H	10,921,500	6,741,684
	Sinopec Kantons Holdings, Ltd.	8,960,000	3,439,587
*	Sinopec Oilfield Service Corp., Class H	2,862,000	253,472
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,270	329,760
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,670,000	4,121,080
	Sinopharm Group Co., Ltd., Class H	8,140,000	25,106,584
# *	Sinosoft Technology Group, Ltd.	2,054,000	477,136
	Sinotrans, Ltd., Class H	20,237,000	9,237,865
	Sinotruk Hong Kong, Ltd.	6,444,835	15,835,667
	Skyfame Realty Holdings, Ltd.	1,382,000	174,104

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co., Ltd., Class A	450,948	$566,323
*	Skyworth Group, Ltd.	9,558,116	3,123,080
*	Sogou, Inc., ADR	86,424	730,283
*	SOHO China, Ltd.	19,201,388	5,793,041
*	Solargiga Energy Holdings, Ltd.	6,266,000	321,552
	SooChow Securities Co., Ltd., Class A	771,100	941,339
*	Sou Yu Te Group Co., Ltd., Class A	1,430,300	361,747
*	South Manganese Investment, Ltd.	1,157,000	80,104
	Spring Airlines Co., Ltd., Class A	282,141	2,796,424
*	SPT Energy Group, Inc.	4,862,000	183,113
	SSY Group, Ltd.	4,174,000	2,561,567
*	Starrise Media Holdings, Ltd.	270,000	5,065
#	Sun King Technology Group, Ltd.	1,318,000	422,311
	Sunac China Holdings, Ltd.	12,344,000	47,879,420
*	Sunac Services Holdings, Ltd.	373,487	1,155,361
	Sunflower Pharmaceutical Group Co., Ltd., Class A	266,300	657,898
	Sunfly Intelligent Technology Co., Ltd., Class A	128,600	191,565
	Suning Universal Co., Ltd., Class A	1,450,705	1,529,027
	Suning.com Co., Ltd., Class A	1,980,900	2,035,213
	Sunshine 100 China Holdings, Ltd.	249,000	39,014
	Sunward Intelligent Equipment Co., Ltd., Class A	279,300	357,171
	Sunwave Communications Co., Ltd., Class A	271,570	222,204
*	Suzhou Anjie Technology Co., Ltd., Class A	112,900	248,391
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	447,400	232,993
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	522,900	1,404,013
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	763,175	1,088,511
*	Tahoe Group Co., Ltd., Class A	803,106	319,496
	Tangshan Jidong Cement Co., Ltd., Class A	476,244	1,029,852
	TangShan Port Group Co., Ltd., Class A	1,421,690	583,772
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	660,100	1,157,910
*	Taung Gold International, Ltd.	5,980,000	23,853
	TBEA Co., Ltd., Class A	879,959	1,667,133
	TCL Electronics Holdings, Ltd.	6,562,666	4,844,684
	TCL Technology Group Corp., Class A	3,664,735	5,070,659
*	Tech-Bank Food Co., Ltd., Class A	959,750	2,098,044
	Ten Pao Group Holdings, Ltd.	304,000	80,717
*	Tencent Music Entertainment Group, ADR	1,037,831	18,079,016
	Tian An China Investment Co., Ltd.	4,076,000	2,417,137
	Tian Di Science & Technology Co., Ltd., Class A	992,900	557,783
*	Tian Ge Interactive Holdings, Ltd.	1,433,000	237,687
	Tiangong International Co., Ltd.	4,350,000	2,704,854
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	24,000	8,809
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,996,711	1,346,753
	Tianjin Guangyu Development Co., Ltd., Class A	922,700	772,766
	Tianjin Port Development Holdings, Ltd.	16,671,657	1,349,941
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	196,749	733,913
	Tianma Microelectronics Co., Ltd., Class A	856,224	1,833,171
#	Tianneng Power International, Ltd.	6,766,000	12,405,913
	Tianyun International Holdings, Ltd.	988,000	208,782
	Tibet Summit Resources Co., Ltd., Class A	241,500	466,039
	Tibet Tianlu Co., Ltd., Class A	242,700	264,586
*	Time Watch Investments, Ltd.	92,000	9,226
	Tingyi Cayman Islands Holding Corp.	6,260,000	11,247,917
	Titan Wind Energy Suzhou Co., Ltd., Class A	526,900	692,571
	Tomson Group, Ltd.	3,468,526	879,658
	Tong Ren Tang Technologies Co., Ltd., Class H	2,362,000	1,866,507
*	Tongcheng-Elong Holdings, Ltd.	1,970,400	4,929,153
	Tongda Group Holdings, Ltd.	44,830,000	3,281,254
	Tongkun Group Co., Ltd., Class A	547,222	1,928,365

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	424,000	$238,567
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,493,900	1,093,548
	Tonly Electronics Holdings, Ltd.	15,000	23,173
#	Top Spring International Holdings, Ltd.	146,000	25,210
*	Topsec Technologies Group, Inc., Class A	250,515	700,447
	Transfar Zhilian Co., Ltd., Class A	1,128,500	1,062,840
	TravelSky Technology, Ltd., Class H	881,000	1,927,570
*	Trigiant Group, Ltd.	4,254,000	409,428
*	Trip.com Group, Ltd., ADR	2,109,940	82,456,455
	Trony Solar Holdings Co., Ltd.	8,775,000	0
	Tsingtao Brewery Co., Ltd., Class H	462,000	4,184,145
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	1,525,000	447,144
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	377,920	334,224
	Unilumin Group Co., Ltd., Class A	406,300	506,209
	Uni-President China Holdings, Ltd.	2,930,000	3,559,261
	Unisplendour Corp., Ltd., Class A	1,274,160	3,585,706
*	United Energy Group, Ltd.	3,996,000	788,026
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	738,637	1,841,283
*	V1 Group, Ltd.	6,098,000	510,145
	Valiant Co., Ltd., Class A	12,000	28,763
	Vats Liquor Chain Store Management JSC, Ltd., Class A	96,400	553,991
	Vatti Corp., Ltd., Class A	700,850	784,024
#	Vinda International Holdings, Ltd.	956,000	3,398,428
*	Viomi Technology Co., Ltd., ADR	65,233	508,165
	Virscend Education Co., Ltd.	437,000	88,623
*	Wanda Film Holding Co., Ltd., Class A	453,334	1,283,393
	Wangfujing Group Co., Ltd., Class A	170,700	879,368
	Wangneng Environment Co., Ltd., Class A	81,100	227,519
	Wangsu Science & Technology Co., Ltd., Class A	837,700	717,303
	Want Want China Holdings, Ltd.	10,041,000	7,256,832
	Wanxiang Qianchao Co., Ltd., Class A	1,400,160	1,067,596
	Wasion Holdings, Ltd.	4,540,000	1,503,407
	Wasu Media Holding Co., Ltd., Class A	341,086	405,092
# *	Weibo Corp., Sponsored ADR	117,283	5,911,063
	Weichai Power Co., Ltd., Class H	6,672,000	15,443,587
	Weifu High-Technology Group Co., Ltd., Class A	168,400	633,020
	Weiqiao Textile Co., Class H	3,592,500	960,251
	Wellhope Foods Co., Ltd., Class A	618,088	1,050,812
	Wens Foodstuffs Group Co., Ltd., Class A	2,850,445	6,330,498
	West China Cement, Ltd.	21,674,000	3,845,202
	Western Securities Co., Ltd., Class A	927,448	1,206,130
	Wharf Holdings, Ltd. (The)	533,000	1,616,685
	Wisdom Education International Holdings Co., Ltd.	1,706,000	861,217
	Wolong Electric Group Co., Ltd., Class A	363,300	595,974
	Wuchan Zhongda Group Co., Ltd., Class A	1,479,800	1,055,200
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	366,500	400,951
	Wuhan Department Store Group Co., Ltd., Class A	430,300	754,671
*	Wuhan P&S Information Technology Co., Ltd., Class A	497,200	288,112
	Wuhu Token Science Co., Ltd., Class A	802,700	935,487
*	Wutong Holding Group Co., Ltd., Class A	448,000	219,808
	Wuxi Taiji Industry Co., Ltd., Class A	733,524	878,446
	XCMG Construction Machinery Co., Ltd., Class A	3,681,900	4,185,737
	XGD, Inc., Class A	150,800	273,977
	Xiamen C&D, Inc., Class A	978,400	1,224,300
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	357,900	925,962
	Xiamen International Airport Co., Ltd., Class A	30,826	82,640
	Xiamen International Port Co., Ltd., Class H	7,708,000	1,087,700
	Xiamen ITG Group Corp., Ltd., Class A	525,902	557,631

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co., Ltd., Class A	299,740	$890,403
	Xiamen Xiangyu Co., Ltd., Class A	517,700	518,795
	Xiandai Investment Co., Ltd., Class A	184,100	120,190
	Xilinmen Furniture Co., Ltd., Class A	224,100	1,033,786
	Xinfengming Group Co., Ltd., Class A	144,260	392,942
	Xingda International Holdings, Ltd.	8,821,195	2,336,167
	Xingfa Aluminium Holdings, Ltd.	435,000	522,268
	Xinhu Zhongbao Co., Ltd., Class A	2,810,943	1,335,218
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,766,000	1,253,619
	Xinjiang Communications Construction Group Co., Ltd., Class A	89,300	147,611
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,263,200	3,729,012
	Xinjiang Tianshan Cement Co., Ltd., Class A	310,600	699,178
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	877,000	163,823
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	387,600	601,918
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,389,600	866,512
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	313,100	800,166
	Xinyu Iron & Steel Co., Ltd., Class A	944,300	954,457
	Xinyuan Real Estate Co., Ltd., ADR	274,589	697,456
	Xtep International Holdings, Ltd.	8,431,588	7,353,977
	Xuji Electric Co., Ltd., Class A	233,200	485,877
*	Yanchang Petroleum International, Ltd.	8,710,000	99,194
	Yango Group Co., Ltd., Class A	1,683,600	1,488,108
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	199,900	1,138,485
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	296,888	1,505,710
	Yanzhou Coal Mining Co., Ltd., Class H	16,454,000	19,603,320
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,646,200	1,525,736
	Yifan Pharmaceutical Co., Ltd., Class A	544,900	1,504,087
	Yintai Gold Co., Ltd., Class A	980,174	1,292,060
	Yip’s Chemical Holdings, Ltd.	842,000	479,390
*	Yiren Digital, Ltd., Sponsored ADR	142,147	547,266
	Yixintang Pharmaceutical Group Co., Ltd., Class A	304,763	1,923,964
	Yonghui Superstores Co., Ltd., Class A	4,188,000	3,598,182
	Yotrio Group Co., Ltd., Class A	1,258,400	679,720
	Youngor Group Co., Ltd., Class A	1,650,413	1,893,398
	Youzu Interactive Co., Ltd., Class A	318,800	758,507
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	427,900	1,115,884
	Yuexiu Property Co., Ltd.	65,456,786	15,132,524
	Yum China Holdings, Inc.	547,594	34,454,614
	Yunda Holding Co., Ltd., Class A	932,989	2,317,447
*	Yunnan Aluminium Co., Ltd., Class A	838,700	1,590,541
	Yunnan Baiyao Group Co., Ltd., Class A	263,127	4,361,343
	Yunnan Copper Co., Ltd., Class A	483,200	1,032,269
*	Yunnan Tin Co., Ltd., Class A	466,300	1,048,242
	Yuzhou Group Holdings Co., Ltd.	21,443,677	5,950,784
# *	Zall Smart Commerce Group, Ltd.	570,000	41,782
	Zhaojin Mining Industry Co., Ltd., Class H	902,000	817,068
	Zhefu Holding Group Co., Ltd., Class A	706,800	610,547
*	Zhejiang Century Huatong Group Co., Ltd., Class A	3,320,391	3,391,896
	Zhejiang Chint Electrics Co., Ltd., Class A	1,010,503	5,180,474
	Zhejiang Communications Technology Co., Ltd.	294,400	248,034
	Zhejiang Crystal-Optech Co., Ltd., Class A	160,905	295,031
	Zhejiang Dahua Technology Co., Ltd., Class A	1,251,923	4,522,752
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	126,864	264,372
#	Zhejiang Glass Co., Ltd.	437,000	0
	Zhejiang Hailiang Co., Ltd., Class A	650,665	1,090,161
	Zhejiang Hangmin Co., Ltd., Class A	625,181	526,715
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,033,800	1,725,179
	Zhejiang Huace Film & TV Co., Ltd., Class A	333,832	324,608
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	395,400	552,692

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Jianfeng Group Co., Ltd., Class A	52,300	$98,494
*	Zhejiang Jingu Co., Ltd., Class A	579,000	593,489
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	338,793	564,063
	Zhejiang Juhua Co., Ltd., Class A	505,207	680,606
	Zhejiang Longsheng Group Co., Ltd., Class A	1,662,033	3,481,331
	Zhejiang Medicine Co., Ltd., Class A	641,500	1,611,284
*	Zhejiang Narada Power Source Co., Ltd., Class A	237,200	388,555
	Zhejiang NHU Co., Ltd., Class A	1,126,497	6,788,663
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	1,366,077	1,176,127
	Zhejiang Runtu Co., Ltd., Class A	287,230	422,539
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	315,600	1,983,816
	Zhejiang Semir Garment Co., Ltd., Class A	538,299	972,938
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	1,340,900	1,141,260
	Zhejiang Wanliyang Co., Ltd., Class A	317,541	388,248
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	165,900	378,207
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	138,400	264,522
	Zhejiang Yankon Group Co., Ltd., Class A	91,700	58,307
	Zhejiang Yasha Decoration Co., Ltd., Class A	749,426	864,546
*	Zhejiang Yongtai Technology Co., Ltd., Class A	245,912	359,046
	Zhejiang Zhongcheng Packing Material Co., Ltd., Class A	137,500	118,161
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	1,733,542
	Zhengzhou Yutong Bus Co., Ltd., Class A	493,800	1,036,417
	Zhenro Properties Group, Ltd.	2,327,000	1,569,691
	Zhong An Group, Ltd.	14,777,600	748,796
*	Zhongfu Straits Pingtan Development Co., Ltd., Class A	293,000	130,858
	Zhongjin Gold Corp., Ltd., Class A	1,419,802	1,869,957
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	567,100	437,134
	Zhongsheng Group Holdings, Ltd.	106,000	801,777
*	Zhongtian Financial Group Co., Ltd., Class A	2,289,900	977,769
	Zhongyuan Environment-Protection Co., Ltd., Class A	123,300	123,016
#	Zhou Hei Ya International Holdings Co., Ltd.	1,317,000	1,609,449
*	Zhuhai Holdings Investment Group, Ltd.	56,000	21,472
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	770,500	3,059,124
	Zhuzhou Kibing Group Co., Ltd., Class A	795,846	1,879,810
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	485,000	719,641
	Zijin Mining Group Co., Ltd., Class H	1,864,000	2,604,311
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,877,400	12,271,365
	ZTE Corp., Class H	2,876,200	7,165,637
	ZTO Express Cayman, Inc., ADR	327,385	10,528,702
	ZTO Express Cayman, Inc.	22,400	711,855
TOTAL CHINA			5,116,171,595
COLOMBIA — (0.1%)
	Cementos Argos SA	94,431	129,068
*	Corp. Financiera Colombiana SA	21,130	180,263
	Grupo Argos SA	1,529,091	4,314,351
	Grupo de Inversiones Suramericana SA	1,384,859	7,069,476
	Grupo Nutresa SA	100,932	578,167
	Mineros SA	128,115	140,973
TOTAL COLOMBIA			12,412,298
CZECH REPUBLIC — (0.2%)
	CEZ A.S	880,548	24,524,578
*	Komercni banka A.S	16,558	501,222
TOTAL CZECH REPUBLIC			25,025,800
GREECE — (0.2%)
*	Aegean Airlines SA	38,371	245,993

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
GREECE — (Continued)
*	Alpha Bank AE	5,340,099	$8,469,766
	Autohellas Tourist and Trading SA	37,423	316,707
	Bank of Greece	37,850	695,456
*	Ellaktor SA	596,297	966,606
*	Eurobank Ergasias Services and Holdings SA, Class A	5,131,264	4,843,298
*	Fourlis Holdings SA	42,414	234,853
*	GEK Terna Holding Real Estate Construction SA	1,073	12,951
	Hellenic Petroleum SA	142,712	990,726
*	Intracom Holdings SA	327,815	559,135
*	LAMDA Development SA	77,929	700,635
	Motor Oil Hellas Corinth Refineries SA	8,934	137,637
	Mytilineos SA	382,362	7,104,013
*	National Bank of Greece SA	3,009,528	9,376,840
*	Piraeus Financial Holdings SA	103,515	269,588
TOTAL GREECE			34,924,204
HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	6,152,000	0
#	Atlas Corp.	755,069	10,404,851
	China Huiyuan Juice Group, Ltd.	4,269,983	192,727
	Fiber Optic Center, Inc.	3,598,000	24,318
*	GR Properties, Ltd.	488,000	80,267
	Hua Han Health Industry Holdings, Ltd.	17,852,160	689,472
	Karce International Holdings Open	640,000	0
	Real Gold Mining, Ltd.	3,137,500	106,229
	Tenwow International Holdings, Ltd.	2,984,000	54,742
	Texhong Textile Group, Ltd.	2,039,000	3,087,541
	Untrade Youyuan Holdings	4,485,251	0
TOTAL HONG KONG			14,640,147
HUNGARY — (0.2%)
*	MOL Hungarian Oil & Gas P.L.C.	3,692,311	25,506,905
INDIA — (10.7%)
	Aarti Drugs, Ltd.	49,531	474,014
	ACC, Ltd.	330,940	8,378,329
	Adani Enterprises, Ltd.	936,724	14,462,119
*	Adani Green Energy, Ltd.	751,956	10,380,460
	Adani Ports & Special Economic Zone, Ltd.	66,956	655,221
*	Adani Power, Ltd.	2,362,845	3,014,629
	Adani Total Gas, Ltd.	139,991	2,168,299
*	Adani Transmissions, Ltd.	571,651	8,061,182
*	Aditya Birla Capital, Ltd.	2,879,031	4,445,938
	Advanced Enzyme Technologies, Ltd.	26,799	144,941
	Alembic, Ltd.	483,755	717,358
	Allcargo Logistics, Ltd.	444,996	747,470
	Amara Raja Batteries, Ltd.	4,029	43,906
	Ambuja Cements, Ltd.	4,057,634	16,847,620
*	Amtek Auto, Ltd.	941,223	6,552
*	Anant Raj Global, Ltd.	263,704	100,060
	Apollo Tyres, Ltd.	1,942,429	5,661,754
*	Arvind Fashions, Ltd.	302,867	533,807
*	Arvind Fashions, Ltd.	51,226	46,300
*	Arvind, Ltd.	830,228	734,455
	Ashok Leyland, Ltd.	1,552,182	2,348,567
	Aurobindo Pharma, Ltd.	2,016,533	26,625,182
*	Axis Bank, Ltd.	7,153,052	68,449,075
	Bajaj Holdings & Investment, Ltd.	304,719	14,045,103

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co., Ltd.	470,215	$812,690
	Balrampur Chini Mills, Ltd.	990,244	3,691,019
*	Bank of Baroda	4,804,501	4,299,409
*	Bank of Maharashtra	578,945	187,999
	BEML, Ltd.	81,747	1,279,637
	Bharat Dyanamics, Ltd.	2,665	12,089
	Bharat Electronics, Ltd.	4,584,348	8,138,644
*	Bharat Heavy Electricals, Ltd.	5,700,069	3,690,547
	Bharti Airtel, Ltd.	2,687,529	19,391,617
	Birla Corp., Ltd.	158,657	1,976,254
	Birlasoft, Ltd.	1,083,791	3,585,826
*	Bodal Chemicals, Ltd.	146,947	190,825
*	Borosil Renewables, Ltd.	12,105	38,059
	Brigade Enterprises, Ltd.	393,558	1,331,919
	BSE, Ltd.	119,329	965,080
	Cadila Healthcare, Ltd.	399,189	3,073,792
	Can Fin Homes, Ltd.	117,232	923,784
*	Canara Bank	1,449,186	2,696,596
*	Capacit’e Infraprojects, Ltd.	41,710	106,169
	Ceat, Ltd.	165,941	3,090,857
	Century Textiles & Industries, Ltd.	12,794	84,429
*	CG Power and Industrial Solutions, Ltd.	2,437,294	2,283,732
	Chambal Fertilizers & Chemicals, Ltd.	891,271	2,578,881
	Chennai Super Kings Cricket, Ltd.	5,080,767	28,939
	Cholamandalam Financial Holdings, Ltd.	420,899	3,230,767
	Cipla, Ltd.	896,605	11,003,659
	City Union Bank, Ltd.	1,110,844	2,482,573
	Cochin Shipyard, Ltd.	26,896	132,238
*	Coffee Day Enterprises, Ltd.	161,329	82,001
	Container Corp. Of India, Ltd.	357,502	2,838,893
	Cyient, Ltd.	124,698	1,237,096
*	Dalmia Bharat, Ltd.	284,948	5,783,323
*	DB Corp., Ltd.	113,948	124,697
*	DCB Bank, Ltd.	1,226,347	1,500,981
	DCM Shriram, Ltd.	309,132	2,924,025
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	278,985	974,968
	Delta Corp., Ltd.	51,743	104,459
	Dhampur Sugar Mills, Ltd.	189,843	579,722
	Dhani Services, Ltd.	23,401	56,176
	Dilip Buildcon, Ltd.	108,385	792,389
*	Dish TV India, Ltd.	2,132,040	266,925
*	Dishman Carbogen Amcis, Ltd.	422,132	900,435
	DLF, Ltd.	2,412,108	7,996,168
	Dr Reddy’s Laboratories, Ltd., ADR	79,874	5,512,903
*	DRC Systems India, Ltd.	4,728	16,763
	eClerx Services, Ltd.	13,413	223,487
	Edelweiss Financial Services, Ltd.	1,371,920	1,079,680
*	EID Parry India, Ltd.	567,016	2,639,542
*	EIH, Ltd.	422,487	492,797
	Engineers India, Ltd.	156,347	153,027
	EPL, Ltd.	45,190	136,555
	Escorts, Ltd.	190,424	2,878,089
	Excel Industries, Ltd.	1,169	13,881
	Exide Industries, Ltd.	280,804	672,372
	FDC, Ltd.	69,318	283,957
*	Federal Bank, Ltd.	10,486,940	11,301,470
	Finolex Cables, Ltd.	513,719	2,506,171
	Finolex Industries, Ltd.	741,795	1,509,098
	Firstsource Solutions, Ltd.	1,796,446	2,731,304

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare, Ltd.	1,658,417	$4,713,727
	GAIL India, Ltd.	11,510,218	21,270,142
	Gateway Distriparks, Ltd.	325,127	891,200
*	General Insurance Corp. of India	111,280	307,325
*	GFL, Ltd.	199,658	188,088
	GHCL, Ltd.	257,525	817,384
	Glenmark Pharmaceuticals, Ltd.	1,080,798	8,410,056
	Godfrey Phillips India, Ltd.	85,898	999,579
	Granules India, Ltd.	883,816	3,977,675
	Graphite India, Ltd.	20,799	203,868
	Grasim Industries, Ltd.	1,453,863	27,448,164
	Great Eastern Shipping Co., Ltd. (The)	503,782	2,138,621
*	Greaves Cotton, Ltd.	355,301	693,063
	Gujarat Alkalies & Chemicals, Ltd.	176,303	979,077
	Gujarat Ambuja Exports, Ltd.	280,132	566,765
*	Gujarat Fluorochemicals, Ltd.	368,642	3,956,995
	Gujarat Mineral Development Corp., Ltd.	549,802	432,408
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	332,353	1,614,243
	Gujarat Pipavav Port, Ltd.	388,699	481,674
	Gujarat State Fertilizers & Chemicals, Ltd.	828,894	1,051,509
	Gujarat State Petronet, Ltd.	1,304,285	4,751,025
*	HEG, Ltd.	12,117	372,329
	HeidelbergCement India, Ltd.	345,204	1,102,593
*	HFCL, Ltd.	3,752,356	1,397,668
	Hikal, Ltd.	308,027	1,103,478
	HIL, Ltd.	18,294	885,038
	Himadri Speciality Chemical, Ltd.	203,546	121,731
	Himatsingka Seide, Ltd.	181,013	381,088
	Hindalco Industries, Ltd.	12,397,455	60,650,968
	Hinduja Global Solutions, Ltd.	59,737	1,375,720
	Housing Development Finance Corp., Ltd.	277,698	9,092,449
*	ICICI Bank, Ltd., Sponsored ADR	4,638,233	75,603,196
*	ICICI Bank, Ltd.	1,273,118	10,299,114
*	IDFC First Bank, Ltd.	12,428,379	9,164,846
*	IDFC, Ltd.	5,002,207	3,556,863
*	IFCI, Ltd.	5,015,523	738,694
	IIFL Finance, Ltd.	1,399,139	5,049,306
	IIFL Securities, Ltd.	2,626,942	1,849,298
	IIFL Wealth Management, Ltd.	295,622	4,539,621
	India Cements, Ltd. (The)	1,256,218	2,767,819
	India Glycols, Ltd.	91,269	579,231
*	Indiabulls Housing Finance, Ltd.	1,955,323	4,766,515
*	Indiabulls Real Estate, Ltd.	1,537,300	1,597,695
*	Indian Bank	724,988	1,072,690
	Indian Hume Pipe Co., Ltd. (The)	2,945	6,794
	Indo Count Industries, Ltd.	248,595	435,743
	Indoco Remedies, Ltd.	11,130	49,406
*	INEOS Styrolution India, Ltd.	24,506	368,911
*	Infibeam Avenues, Ltd.	3,896,104	2,058,909
	Inox Wind Energy, Ltd.	19,966	33,019
*	Intellect Design Arena, Ltd.	355,025	3,260,005
	IRCON International, Ltd.	11,290	13,630
	ITD Cementation India, Ltd.	187,582	181,550
	J Kumar Infraprojects, Ltd.	167,631	415,115
*	Jagran Prakashan, Ltd.	489,592	354,717
	Jai Corp., Ltd.	312,837	361,771
*	Jammu & Kashmir Bank, Ltd. (The)	768,439	246,641
	JB Chemicals & Pharmaceuticals, Ltd.	365,551	6,872,784
	Jindal Poly Films, Ltd.	107,814	1,055,427

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Saw, Ltd.	854,627	$974,526
*	Jindal Stainless Hisar, Ltd.	10,311	22,573
*	Jindal Stainless, Ltd.	258,426	312,864
*	Jindal Steel & Power, Ltd.	3,034,663	17,956,962
*	JK Cement, Ltd.	116,596	4,429,630
	JK Lakshmi Cement, Ltd.	228,271	1,240,313
	JK Paper, Ltd.	522,303	974,882
	JK Tyre & Industries, Ltd.	607,973	999,059
	JM Financial, Ltd.	2,157,432	2,332,450
	JSW Energy, Ltd.	2,805,644	4,154,681
	JSW Steel, Ltd.	5,784,238	55,561,934
*	Jubilant Ingrevia, Ltd.	762,037	4,269,403
	Jubilant Pharmova, Ltd.	762,037	8,171,790
	Jyothy Labs, Ltd.	26,964	53,209
	Kalpataru Power Transmission, Ltd.	409,368	2,016,675
	Kalyani Steels, Ltd.	76,266	379,008
*	Karnataka Bank, Ltd. (The)	847,024	701,320
*	Karur Vysya Bank, Ltd. (The)	2,259,617	1,595,380
	Kaveri Seed Co., Ltd.	83,828	684,095
*	KEC International, Ltd.	18,601	100,718
	Kiri Industries, Ltd.	98,928	594,928
	Kirloskar Oil Engines, Ltd.	298,653	699,871
	KNR Constructions, Ltd.	407,280	1,097,206
*	Kolte-Patil Developers, Ltd.	90,777	259,321
	KPIT Technologies, Ltd.	1,072,954	2,837,239
	KPR Mill, Ltd.	40,882	759,465
	KRBL, Ltd.	120,245	299,379
	L&T Finance Holdings, Ltd.	4,515,110	5,291,653
	Lakshmi Machine Works, Ltd.	1,123	94,268
	Larsen & Toubro, Ltd.	2,116,577	38,197,230
	Laurus Labs, Ltd.	197,600	1,208,536
	LG Balakrishnan & Bros, Ltd.	14,177	58,286
	LIC Housing Finance, Ltd.	2,220,271	12,088,508
	Linde India, Ltd.	44,759	1,110,654
	LT Foods, Ltd.	773,314	755,326
	Lupin, Ltd.	1,220,380	17,604,947
*	Magma Fincorp, Ltd.	275,863	441,341
	Maharashtra Scooters, Ltd.	8,085	393,896
	Maharashtra Seamless, Ltd.	147,161	570,728
*	Mahindra & Mahindra Financial Services, Ltd.	4,167,224	9,053,126
	Mahindra & Mahindra, Ltd.	4,056,149	41,120,358
*	Mahindra CIE Automotive, Ltd.	216,128	495,018
*	Mahindra Lifespace Developers, Ltd.	125,469	845,111
	Maithan Alloys, Ltd.	1,776	18,874
	Manappuram Finance, Ltd.	1,288,705	2,581,138
	Marksans Pharma, Ltd.	1,514,827	1,451,686
	Mastek, Ltd.	77,492	1,719,028
*	Max Healthcare Institute, Ltd.	484,677	1,492,671
*	Max India, Ltd.	42,980	38,257
	Meghmani Organics, Ltd.	818,438	1,558,103
	MOIL, Ltd.	349,145	775,699
	Motherson Sumi Systems, Ltd.	166,081	480,855
	Mphasis, Ltd.	340,834	8,112,177
	MRF, Ltd.	7,617	8,268,632
	Natco Pharma, Ltd.	9	108
	National Aluminium Co., Ltd.	2,986,448	2,588,512
	Nava Bharat Ventures, Ltd.	479,073	503,162
	NCC, Ltd.	1,726,959	1,730,700
	NIIT, Ltd.	489,331	1,093,607

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nilkamal, Ltd.	39,627	$1,030,977
	NMDC, Ltd.	179,947	375,522
	NOCIL, Ltd.	479,016	1,191,391
	Nucleus Software Exports, Ltd.	18,815	135,365
*	Oberoi Realty, Ltd.	457,696	3,351,746
*	Omaxe, Ltd.	310,282	292,226
	Orient Cement, Ltd.	556,320	792,919
	Parag Milk Foods, Ltd.	137,951	207,495
*	PC Jeweller, Ltd.	50,599	16,346
	Persistent Systems, Ltd.	312,211	8,664,981
	Petronet LNG, Ltd.	3,937,868	12,724,525
	Phillips Carbon Black, Ltd.	518,512	1,450,353
	Piramal Enterprises, Ltd.	380,449	8,584,951
*	PNB Housing Finance, Ltd.	186,149	928,739
*	PNC Infratech, Ltd.	321,227	1,023,548
	Polyplex Corp., Ltd.	101,191	1,310,131
	Power Finance Corp., Ltd.	4,872,837	7,104,836
	Praj Industries, Ltd.	92,329	291,723
*	Prakash Industries, Ltd.	187,902	203,588
	Prestige Estates Projects, Ltd.	647,281	2,370,088
	Procter & Gamble Health, Ltd.	21,576	1,864,019
	PTC India Financial Services, Ltd.	1,484,251	341,558
	PTC India, Ltd.	919,939	1,012,053
*	Punjab National Bank	5,997,812	2,810,179
*	Quess Corp., Ltd.	37,802	319,436
	Rain Industries, Ltd.	736,786	1,768,382
	Rajesh Exports, Ltd.	466,917	3,323,894
	Rallis India, Ltd.	310,215	1,182,369
	Ramco Industries, Ltd.	118,646	450,286
	Rashtriya Chemicals & Fertilizers, Ltd.	1,044,190	1,031,609
*	Raymond, Ltd.	172,825	747,980
	RBL Bank, Ltd.	322,994	803,982
	REC, Ltd.	6,005,712	10,347,936
	Redington India, Ltd.	2,198,217	5,303,669
	Reliance Industries, Ltd.	14,066,236	378,171,513
*	Reliance Power, Ltd.	573,486	37,834
	Repco Home Finance, Ltd.	157,611	707,140
*	Sequent Scientific, Ltd.	391,739	1,541,312
	Seshasayee Paper & Boards, Ltd.	59,795	122,287
	Sharda Cropchem, Ltd.	28,099	113,402
	Shipping Corp. of India, Ltd.	822,610	1,159,587
	Shriram City Union Finance, Ltd.	27,860	529,047
	Shriram Transport Finance Co., Ltd.	735,109	13,265,579
	Sobha, Ltd.	397,498	2,604,788
	Somany Ceramics, Ltd.	14,761	83,678
	Somany Home Innovation, Ltd.	242,751	933,699
*	South Indian Bank, Ltd. (The)	4,961,219	531,294
	Srikalahasthi Pipes, Ltd.	69,809	182,881
*	State Bank of India	6,497,668	30,805,494
	Steel Authority of India, Ltd.	4,592,630	7,307,559
	Strides Pharma Science, Ltd.	361,129	4,209,178
	Sun Pharmaceutical Industries, Ltd.	2,774,923	24,465,700
	Sun TV Network, Ltd.	89,286	654,959
	Sunteck Realty, Ltd.	290,750	1,048,335
	Surya Roshni, Ltd.	65,033	364,083
*	Suvidhaa Infoserve, Ltd.	255,844	117,262
*	TAKE Solutions, Ltd.	122,645	83,533
	Tata Chemicals, Ltd.	761,327	8,097,810
	Tata Consumer Products, Ltd.	1,969,236	17,756,416

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Metaliks, Ltd.	1,879	$26,541
*	Tata Motors, Ltd.	13,087,848	51,313,635
	Tata Steel, Ltd.	1,930,245	26,631,037
	Tech Mahindra, Ltd.	512,811	6,625,239
	Techno Electric & Engineering Co., Ltd.	51,972	205,974
*	Teledata Marine Solutions, Ltd.	267,258	0
	Tide Water Oil Co India, Ltd.	2,390	143,978
	Time Technoplast, Ltd.	635,571	646,830
	Tinplate Co. of India, Ltd. (The)	217,969	580,274
	Transport Corp. of India, Ltd.	142,957	507,987
*	Trident, Ltd.	8,544,349	1,583,085
*	Triveni Engineering & Industries, Ltd.	572,383	950,516
	Tube Investments of India, Ltd.	334,852	5,568,036
	TV Today Network, Ltd.	29,230	112,056
*	TV18 Broadcast, Ltd.	3,983,983	1,822,435
	TVS Srichakra, Ltd.	1,968	47,912
*	UCO Bank	1,814,473	268,749
	Uflex, Ltd.	232,764	1,266,587
	Unichem Laboratories, Ltd.	200,132	868,572
*	Union Bank of India	1,643,856	746,432
*	Usha Martin, Ltd.	368,127	238,562
*	VA Tech Wabag, Ltd.	117,627	393,395
*	Vardhman Textiles, Ltd.	170,548	2,726,391
#	Vedanta, Ltd., ADR	441,108	6,060,829
*	Venky’s India, Ltd.	538	11,255
	Vindhya Telelinks, Ltd.	23,536	256,419
*	Vodafone Idea, Ltd.	11,609,989	1,304,077
	Welspun Corp., Ltd.	646,685	1,236,421
	Welspun Enterprises, Ltd.	500,837	690,914
	Welspun India, Ltd.	1,919,926	2,057,211
	West Coast Paper Mills, Ltd.	184,344	506,650
	Wipro, Ltd.	9,341,647	61,751,472
*	Wockhardt, Ltd.	265,080	1,835,646
*	Yes Bank, Ltd.	19,922,354	3,920,445
	Zee Entertainment Enterprises, Ltd.	158,265	394,370
	Zensar Technologies, Ltd.	582,623	2,084,746
TOTAL INDIA			1,667,247,611
INDONESIA — (1.3%)
	Adaro Energy Tbk PT	97,793,300	8,408,772
	Adhi Karya Persero Tbk PT	10,308,500	823,362
	AKR Corporindo Tbk PT	563,800	127,369
*	Alam Sutera Realty Tbk PT	86,490,700	1,183,956
	Astra Agro Lestari Tbk PT	3,532,767	2,277,641
	Astra International Tbk PT	26,732,700	10,159,361
*	Astrindo Nusantara Infrastructure Tbk PT	51,270,000	177,466
*	Bakrie Telecom Tbk PT	160,430,200	104,121
	Bank Danamon Indonesia Tbk PT	9,240,854	1,660,966
	Bank Mandiri Persero Tbk PT	58,187,362	24,773,898
	Bank Negara Indonesia Persero Tbk PT	26,872,841	10,576,564
*	Bank Pan Indonesia Tbk PT	63,944,001	3,979,484
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,730,500	1,895,825
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,218,336
	Bank Tabungan Negara Persero Tbk PT	27,316,427	2,998,283
*	Barito Pacific Tbk PT	20,826,700	1,439,808
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	339,601
	BISI International Tbk PT	9,817,300	784,739
*	Buana Lintas Lautan Tbk PT	29,766,000	634,692
	Bukit Asam Tbk PT	22,735,900	3,720,494

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Serpong Damai Tbk PT	20,792,900	$1,689,847
	Ciputra Development Tbk PT	71,667,678	5,640,134
*	City Retail Developments Tbk PT	1,000,000	10,427
	Davomas Abadi Tbk	54,906,800	0
*	Delta Dunia Makmur Tbk PT	36,091,000	917,340
*	Eagle High Plantations Tbk PT	50,643,100	402,522
	Elnusa Tbk PT	21,143,600	519,221
*	Erajaya Swasembada Tbk PT	59,034,000	2,490,353
*	FKS Food Sejahtera Tbk PT	41,727,122	836,653
*	Gajah Tunggal Tbk PT	11,323,800	709,889
*	Garuda Indonesia Persero Tbk PT	17,828,781	399,456
*	Gudang Garam Tbk PT	53,300	133,087
*	Hanson International Tbk PT	37,319,300	24,221
	Hexindo Adiperkasa Tbk PT	646,644	157,062
	Indah Kiat Pulp & Paper Corp. Tbk PT	16,537,800	10,391,961
	Indika Energy Tbk PT	12,069,500	1,184,158
	Indo Tambangraya Megah Tbk PT	2,923,800	2,398,914
	Indofood Sukses Makmur Tbk PT	30,986,300	13,976,239
*	Indo-Rama Synthetics Tbk PT	180,100	47,344
*	Intiland Development Tbk PT	42,205,300	534,010
	Japfa Comfeed Indonesia Tbk PT	33,820,450	4,931,236
	Jaya Real Property Tbk PT	69,218,600	2,681,798
*	Kawasan Industri Jababeka Tbk PT	162,159,256	1,995,642
*	KMI Wire & Cable Tbk PT	10,201,300	245,524
*	Lippo Cikarang Tbk PT	12,268,410	1,160,702
*	Lippo Karawaci Tbk PT	340,266,962	5,033,557
*	Malindo Feedmill Tbk PT	6,123,100	381,052
*	Medco Energi Internasional Tbk PT	61,027,232	2,814,229
*	Media Nusantara Citra Tbk PT	32,613,000	2,210,053
	Metrodata Electronics Tbk PT	5,572,550	636,422
*	MNC Investama Tbk PT	10,819,900	40,499
*	MNC Vision Networks Tbk PT	2,925,400	48,201
	Pabrik Kertas Tjiwi Kimia Tbk PT	2,966,300	2,042,574
*	Pan Brothers Tbk PT	25,006,950	297,565
*	Panin Financial Tbk PT	91,942,600	1,227,573
*	Paninvest Tbk PT	10,480,500	572,952
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,469,084	2,116,823
	PP Persero Tbk PT	16,075,700	1,353,551
	Ramayana Lestari Sentosa Tbk PT	10,269,100	550,603
*	Salim Ivomas Pratama Tbk PT	22,834,800	907,776
*	Sampoerna Agro Tbk PT	8,512,941	1,113,317
	Semen Indonesia Persero Tbk PT	14,874,700	10,719,078
*	Siloam International Hospitals Tbk PT	1,727,800	995,789
*	Sinar Mas Agro Resources & Technology Tbk PT	6,899,400	2,029,254
	Sri Rejeki Isman Tbk PT	63,289,500	695,799
	Surya Semesta Internusa Tbk PT	32,048,200	997,100
	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	93,654
*	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,411
*	Trada Alam Minera Tbk PT	188,544,700	122,368
	Trias Sentosa Tbk PT	336,500	10,479
	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	19,058,300	1,165,434
	Tunas Ridean Tbk PT	33,118,000	2,843,035
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,371,100	152,760
	Unggul Indah Cahaya Tbk PT	288,335	152,391
	United Tractors Tbk PT	11,828,500	17,312,080
*	Vale Indonesia Tbk PT	10,177,800	3,237,622
	Waskita Beton Precast Tbk PT	69,243,800	966,991

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Waskita Karya Persero Tbk PT	17,591,000	$1,349,541
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	93,107
	Wijaya Karya Beton Tbk PT	21,029,700	436,101
	Wijaya Karya Persero Tbk PT	22,602,400	2,247,534
	XL Axiata Tbk PT	25,775,400	3,717,992
TOTAL INDONESIA			201,457,745
MALAYSIA — (1.7%)
#	Aeon Co. M Bhd	2,308,900	720,435
#	AFFIN Bank Bhd	8,303,321	3,544,430
*	Alliance Bank Malaysia Bhd	7,978,900	5,060,357
	Allianz Malaysia Bhd	93,300	300,484
#	AMMB Holdings Bhd	13,239,662	9,621,240
	Batu Kawan Bhd	1,651,650	7,459,191
*	Berjaya Assets Bhd	604,700	47,150
# *	Berjaya Corp. Bhd	15,587,629	1,273,571
# *	Berjaya Land Bhd	7,272,900	549,478
	BIMB Holdings Bhd	1,164,507	1,102,027
# *	Boustead Holdings Bhd	3,580,391	515,425
#	Boustead Plantations Bhd	3,159,100	442,942
# *	Bumi Armada Bhd	16,365,600	1,623,612
#	Cahya Mata Sarawak Bhd	1,105,000	552,021
	Can-One Bhd	47,600	35,170
#	CB Industrial Product Holding Bhd	1,536,600	468,228
#	CIMB Group Holdings Bhd	30,618,276	30,910,586
	CSC Steel Holdings Bhd	821,256	380,393
*	Cypark Resources Bhd	822,350	264,646
	DRB-Hicom Bhd	7,640,200	3,550,487
	Eastern & Oriental Bhd	3,387,813	495,464
#	Eco World Development Group Bhd	5,003,200	757,348
#	Ekovest BHD	12,731,400	1,427,763
	FAR East Holdings Bhd	57,360	40,618
#	Gabungan AQRS Bhd	1,442,074	223,257
	Gadang Holdings Bhd	3,155,100	323,003
*	Gamuda Bhd	10,407,933	8,963,577
	Genting Bhd	10,325,900	12,540,622
	Genting Malaysia Bhd	12,392,400	8,704,608
	Genting Plantations Bhd	17,400	37,043
	George Kent Malaysia Bhd	2,378,800	469,829
	HAP Seng Consolidated Bhd	1,732,282	3,394,541
#	Hengyuan Refining Co. Bhd	1,003,100	1,311,892
	HeveaBoard Bhd	2,153,300	344,172
	Hiap Teck Venture Bhd	8,346,100	1,291,510
	Hong Leong Financial Group Bhd	2,098,134	8,487,104
	Hong Leong Industries Bhd	129,100	297,755
# *	IGB Bhd	1,994,205	1,366,678
	IJM Corp. Bhd	22,075,618	10,500,647
#	Insas Bhd	3,207,100	672,506
#	IOI Properties Group Bhd	7,421,625	2,479,195
# *	Iskandar Waterfront City Bhd	1,951,300	226,323
# *	JAKS Resources Bhd	9,987,380	1,497,295
*	Jaya Tiasa Holdings Bhd	3,679,933	635,668
*	Keck Seng Malaysia Bhd	884,600	774,601
# *	KNM Group Bhd	13,856,690	620,875
# *	KSL Holdings Bhd	1,718,751	262,176
	Kumpulan Fima BHD	635,100	297,572
*	Land & General Bhd	13,020,720	395,806
*	LBS Bina Group Bhd	5,241,534	632,682
#	Lotte Chemical Titan Holding Bhd	856,500	674,271

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Magnum Bhd	6,054,445	$3,117,358
#	Mah Sing Group Bhd	9,287,962	2,330,192
	Malayan Banking Bhd	15,003,651	30,133,663
	Malayan Flour Mills Bhd	4,587,175	1,052,274
	Malaysia Airports Holdings Bhd	476,154	695,394
#	Malaysia Building Society Bhd	14,332,278	2,201,658
	Malaysian Resources Corp. Bhd	15,498,900	1,700,157
	Matrix Concepts Holdings Bhd	794,700	368,224
#	MBM Resources BHD	928,403	767,726
	Mega First Corp. Bhd	170,600	303,190
	MISC Bhd	7,196,504	11,900,286
	MKH Bhd	2,473,278	825,820
#	MMC Corp. Bhd	3,524,180	953,419
	MNRB Holdings Bhd	2,239,879	672,189
*	MPHB Capital Bhd	178,400	57,035
	Muda Holdings Bhd	767,700	526,436
	Muhibbah Engineering M Bhd	2,210,800	538,767
*	Mulpha International Bhd	1,088,360	478,250
*	Notion VTEC Bhd	220,300	43,934
*	OCK Group Bhd	131,800	16,057
	Oriental Holdings BHD	2,655,379	3,380,822
	OSK Holdings Bhd	7,858,606	1,725,104
	Panasonic Manufacturing Malaysia Bhd	58,980	449,050
	Pantech Group Holdings Bhd	2,938,794	383,080
	Paramount Corp. Bhd	2,321,555	467,131
#	Petron Malaysia Refining & Marketing Bhd	247,800	276,775
# *	Pos Malaysia Bhd	1,980,500	422,444
	PPB Group Bhd	2,424,639	10,945,175
	RHB Bank Bhd	11,649,100	14,802,524
# *	Sapura Energy Bhd	39,709,700	1,295,005
#	Sarawak Oil Palms Bhd	694,467	636,640
	Shangri-La Hotels Malaysia Bhd	158,100	143,574
	Sime Darby Bhd	21,471,900	11,841,902
	Sime Darby Property Bhd	7,330,900	1,188,560
# *	SP Setia Bhd Group	9,325,073	2,344,039
*	Sumatec Resources Bhd	2,855,100	627
	Sunway Bhd	8,909,386	3,521,008
	Suria Capital Holdings Bhd	989,280	258,083
	Ta Ann Holdings Bhd	1,726,526	1,191,295
	Tan Chong Motor Holdings Bhd	1,149,400	336,896
	TIME dotCom Bhd	107,080	362,681
*	Tropicana Corp. Bhd	5,198,361	1,141,615
*	Tune Protect Group Bhd	2,001,800	209,761
#	UEM Edgenta Bhd	1,204,400	543,680
# *	UEM Sunrise Bhd	11,791,045	1,221,843
	United Malacca Bhd	941,000	1,171,118
	UOA Development Bhd	7,653,700	3,436,206
*	Velesto Energy Bhd	18,780,228	750,563
*	Vivocom International Holdings Bhd	274,366	45,284
	Wah Seong Corp. Bhd	676,080	136,367
# *	WCT Holdings Bhd	5,024,965	637,305
#	Yinson Holdings Bhd	141,000	179,530
	YNH Property Bhd	3,340,550	2,249,375
*	YTL Corp. Bhd	30,471,621	5,313,260
TOTAL MALAYSIA			270,258,625
MEXICO — (2.4%)
	ALEATICA S.A.B. de C.V	21,226	21,481
#	Alfa S.A.B. de C.V., Class A	25,035,346	17,450,713

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Alpek S.A.B. de C.V	2,280,232	$2,546,223
#	Arca Continental S.A.B. de C.V	1,516,433	8,158,959
# *	Banco del Bajio SA	1,385,089	2,201,018
*	Cemex S.A.B. de C.V	69,050	54,539
*	Cemex S.A.B. de C.V., Sponsored ADR	4,635,449	36,573,688
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	61,925	2,908,617
	Coca-Cola Femsa S.A.B. de C.V	1,044,400	4,898,992
*	Consorcio ARA S.A.B. de C.V	3,793,910	973,902
# *	Controladora Nemak SAB de CV	19,727,397	2,707,319
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,487,738	676,044
*	Corp. Actinver S.A.B. de C.V	89,268	44,068
*	Corpovael S.A. de C.V	800	150
*	Credito Real S.A.B. de C.V. Sofom ER	1,447,650	657,470
	Cydsa S.A.B. de C.V	5,874	4,045
*	Dine S.A.B. de C.V	1,027,267	760,676
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	615,559	2,593,875
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	134,518	10,425,145
# *	Genomma Lab Internacional S.A.B. de C.V., Class B	705,251	709,881
*	Gentera S.A.B. de C.V	1,801,797	910,816
# *	Grupo Carso S.A.B. de C.V	3,471,292	9,887,621
	Grupo Cementos de Chihuahua S.A.B. de C.V	1,157,860	8,167,951
#	Grupo Comercial Chedraui S.A. de C.V	2,267,622	3,532,910
	Grupo Elektra S.A.B. de C.V	146,311	10,964,622
	Grupo Financiero Banorte S.A.B. de C.V., Class O	8,996,869	51,084,560
# *	Grupo Financiero Inbursa S.A.B. de C.V., Class O	9,196,905	8,580,812
*	Grupo Gigante S.A.B. de C.V	471,076	550,329
	Grupo Herdez S.A.B. de C.V	279,026	585,408
	Grupo Industrial Saltillo S.A.B. de C.V	1,352,696	1,836,360
	Grupo KUO S.A.B. de C.V	1,940,080	4,496,557
#	Grupo Mexico S.A.B. de C.V., Class B	18,400,756	83,460,604
*	Grupo Pochteca S.A.B. de C.V	67,810	20,436
*	Grupo Posadas S.A.B. de C.V	320,355	352,111
*	Grupo Qumma S.A. de C.V., Class B	5,301	0
#	Grupo Rotoplas S.A.B. de C.V	201,455	358,018
*	Grupo Sanborns S.A.B. de C.V	1,389,018	1,282,255
#	Grupo Simec S.A.B. de C.V., Class B	690,073	3,355,491
*	Grupo Sports World S.A.B. de C.V	29,451	8,796
*	Grupo Televisa S.A.B., Sponsored ADR	680,759	8,427,796
*	Grupo Televisa S.A.B	2,296,479	5,721,642
*	Hoteles City Express S.A.B. de C.V	296,191	112,733
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	7,721	343,353
	Industrias Bachoco S.A.B. de C.V	1,306,015	4,835,421
	Industrias CH S.A.B. de C.V	1,878,046	12,978,608
# *	Industrias Penoles S.A.B. de C.V	513,804	6,600,544
#	La Comer S.A.B. de C.V	4,125,831	7,719,257
*	Medica Sur S.A.B. de C.V	1,000	1,629
	Megacable Holdings S.A.B. de C.V	8,510	31,159
# *	Minera Frisco S.A.B. de C.V., Class A1	5,704,431	1,230,605
# *	Minera Frisco S.A.B. de C.V., Class A2	7,911,356	1,605,157
#	Nemak S.A.B. de C.V	2,270,556	665,800
#	Orbia Advance Corp. S.A.B. de C.V	5,764,095	16,122,507
#	Organizacion Cultiba S.A.B. de C.V	157,421	97,917
# *	Organizacion Soriana S.A.B. de C.V., Class B	13,755,939	12,134,997
#	Promotora y Operadora de Infraestructura S.A.B. de C.V	397,485	3,058,498
# *	Unifin Financiera S.A.B. de C.V	713,405	821,981
	Vitro S.A.B. de C.V	952,658	1,222,743
TOTAL MEXICO			367,534,809

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (0.9%)
	ACR Mining Corp.	105,455	$7,351
	Alliance Global Group, Inc.	26,520,606	5,759,496
	Alsons Consolidated Resources, Inc.	8,381,000	243,365
*	Apex Mining Co., Inc.	2,152,000	77,085
*	Atlas Consolidated Mining & Development Corp.	4,868,500	877,870
	Ayala Corp.	44,170	679,087
	Bank of the Philippine Islands	3,754,753	6,454,376
	BDO Unibank, Inc.	10,750,278	22,991,261
	Belle Corp.	4,041,000	119,975
*	Cebu Air, Inc.	1,520,720	1,528,946
*	CEMEX Holdings Philippines, Inc.	20,399,719	490,896
	Century Properties Group, Inc.	18,036,400	153,760
	China Banking Corp.	8,216,332	4,267,493
	Cosco Capital, Inc.	14,267,800	1,487,951
	DMCI Holdings, Inc.	6,660,100	733,446
*	East West Banking Corp.	3,071,900	628,489
*	EEI Corp.	2,142,100	330,459
	Emperador, Inc.	924,700	190,181
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	65,129
	Filinvest Land, Inc.	80,576,031	1,822,203
	First Philippine Holdings Corp.	3,274,630	4,564,152
	Fwbc Holdings, Inc.	5,471,786	0
*	Global Ferronickel Holdings, Inc.	12,451,116	692,774
	GT Capital Holdings, Inc.	271,527	2,955,027
*	Integrated Micro-Electronics, Inc.	2,057,200	429,409
	JG Summit Holdings, Inc.	13,733,457	15,032,646
	LT Group, Inc.	10,642,600	2,964,815
	Megaworld Corp.	73,360,300	4,789,649
	Metropolitan Bank & Trust Co.	9,637,492	8,796,313
	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	13,647,240	1,569,297
	Petron Corp.	16,936,900	1,198,115
	Philex Mining Corp.	4,703,000	662,754
*	Philippine National Bank	3,173,985	2,052,412
*	Philippine National Construction Corp.	398,900	7,613
	Philippine Savings Bank	1,960,549	2,294,293
	Philippine Townships, Inc.	226,200	0
	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,280,600	327,013
*	Pilipinas Shell Petroleum Corp.	184,030	82,486
	Premium Leisure Corp.	6,804,000	57,812
	RFM Corp.	762,400	72,804
	Rizal Commercial Banking Corp.	4,883,806	1,853,167
	Robinsons Land Corp.	25,345,408	8,610,433
	Robinsons Retail Holdings, Inc.	417,610	455,673
	San Miguel Corp.	5,386,296	12,851,370
	Security Bank Corp.	1,466,734	3,511,023
	Semirara Mining & Power Corp.	110,500	28,196
*	Top Frontier Investment Holdings, Inc.	545,122	1,522,255
	Union Bank of the Philippines	3,720,999	5,562,414
	Vista Land & Lifescapes, Inc.	50,668,968	3,698,459

TOTAL PHILIPPINES			135,551,193

POLAND — (0.8%)
*	Agora SA	226,645	469,648
*	Alior Bank SA	472,300	3,498,517
	Amica SA	5,928	236,402
# *	Bank Millennium SA	2,422,182	2,644,135

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Bank Polska Kasa Opieki SA	2,647	$55,841
*	Boryszew SA	283,585	237,227
# *	Ciech SA	148,017	1,521,254
	Cyfrowy Polsat SA	512,024	3,980,618
	Develia SA	1,367,099	1,099,837
# *	Enea SA	1,839,098	4,081,590
	Firma Oponiarska Debica SA	13,080	280,562
*	Grupa Azoty SA	237,054	2,324,522
	Grupa Kety SA	29,247	4,737,912
	Grupa Lotos SA	411,911	5,181,085
# *	Jastrzebska Spolka Weglowa SA	175,136	1,395,565
	Kernel Holding SA	452,070	6,076,397
*	KGHM Polska Miedz SA	528,073	27,026,302
*	Lubelski Wegiel Bogdanka SA	52,381	316,448
# *	mBank SA	33,848	2,093,684
# *	Netia SA	620,475	948,503
*	PGE Polska Grupa Energetyczna SA	4,748,887	12,635,835
# *	PKP Cargo SA	109,382	559,744
	Polski Koncern Naftowy Orlen SA	2,080,613	36,552,987
	Stalexport Autostrady SA	189,773	178,610
*	Tauron Polska Energia SA	7,474,405	6,657,580

TOTAL POLAND			124,790,805

QATAR — (0.2%)
	Commercial Bank PSQC (The)	1,866,380	2,765,410
	Aamal Co.	4,389,376	1,139,624
	Al Khaleej Takaful Group QSC	890,232	937,484
	Al Khalij Commercial Bank PQSC	633,121	376,354
	Alijarah Holding Co., QPSC	2,011,917	666,880
	Barwa Real Estate Co.	2,962,874	2,629,004
	Doha Bank QPSC	237,915	171,845
	Doha Insurance Co. QSC	34,356	18,683
*	Gulf International Services QSC	4,036,547	1,729,538
	Gulf Warehousing Co.	513,422	721,735
	Industries Qatar QSC	1,142,584	4,216,096
	Mannai Corp. QSC	27,139	29,545
	Mazaya Real Estate Development QPSC	4,065,793	1,302,389
	Mesaieed Petrochemical Holding Co.	3,883,904	2,054,238
	Ooredoo QPSC	2,036,702	3,962,148
	Qatar Fuel QSC	140,657	701,132
*	Qatar Insurance Co. SAQ	801,840	551,630
	Qatar National Cement Co., QSC	239,526	336,747
	Qatar Navigation QSC	95,984	196,973
*	Salam International Investment, Ltd. QSC	4,845,436	1,154,072
	United Development Co. QSC	7,639,216	3,326,737
	Vodafone Qatar QSC	4,019,457	1,956,642

TOTAL QATAR			30,944,906

RUSSIA — (1.2%)
	Etalon Group P.L.C., GDR	88,415	143,763
	Gazprom PJSC, Sponsored ADR	10,766,840	65,287,308
	Gazprom PJSC, Sponsored ADR	18,140	110,473
	Lukoil PJSC, Sponsored ADR	1,199,919	91,838,558
	Magnitogorsk Iron & Steel Works PJSC, GDR	29,951	338,593
	Rosneft Oil Co. PJSC, GDR	1,753,210	12,121,694
	RusHydro PJSC, ADR	4,977,080	5,269,588
	VTB Bank PJSC, GDR	5,748,784	7,622,887

TOTAL RUSSIA			182,732,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (2.1%)
	Al Babtain Power & Telecommunication Co.	112,333	$1,190,882
*	Al Etihad Cooperative Insurance Co.	15,833	99,254
*	Al Hassan Ghazi Ibrahim Shaker Co.	149,815	826,817
*	Al Jouf Cement Co.	409,163	1,519,918
	Al Khaleej Training and Education Co.	248,728	1,605,605
*	AlAbdullatif Industrial Investment Co.	218,482	1,185,733
	Alinma Bank	6,638,318	35,052,105
	Arab National Bank	1,092,590	6,619,089
	Arabian Cement Co.	342,976	3,857,373
	Arabian Pipes Co.	114,821	613,200
	Arriyadh Development Co.	566,106	3,405,170
*	Aseer Trading Tourism & Manufacturing Co.	477,373	3,067,993
	Astra Industrial Group	193,584	1,620,554
	Bank Al-Jazira	3,409,322	17,333,938
	Banque Saudi Fransi	988,117	10,267,155
*	Basic Chemical Industries, Ltd.	52,815	546,052
	City Cement Co.	544,791	4,542,895
*	Dar Al Arkan Real Estate Development Co.	3,679,185	10,114,972
*	Dur Hospitality Co.	332,404	2,836,873
	Eastern Province Cement Co.	204,896	2,653,080
*	Emaar Economic City	2,791,449	7,967,515
*	Etihad Etisalat Co.	1,958,085	16,118,481
	Hail Cement Co.	370,993	1,902,388
*	Middle East Healthcare Co.	158,875	1,583,952
*	Middle East Paper Co.	132,522	868,166
*	Mobile Telecommunications Co. Saudi Arabia	1,394,915	5,620,618
	Najran Cement Co.	483,225	3,131,951
*	National Co., for Glass Manufacturing (The)	38,027	368,535
	National Commercial Bank	1,821,048	27,572,427
	National Gypsum	89,974	767,894
*	National Industrialization Co.	29,000	148,056
	Northern Region Cement Co.	476,926	2,245,875
	Riyad Bank	2,394,824	17,009,424
	Sahara International Petrochemical Co.	1,691,932	12,234,518
*	Saudi Arabian Mining Co.	1,130,587	17,207,717
	Saudi Basic Industries Corp.	1,269,292	41,832,114
	Saudi British Bank (The)	1,947,918	15,946,297
*	Saudi Ceramic Co.	116,578	1,552,833
*	Saudi Chemical Co., Holding	280,722	2,832,054
	Saudi Industrial Investment Group	663,836	6,258,874
	Saudi Investment Bank (The)	187,769	937,302
*	Saudi Kayan Petrochemical Co.	3,601,259	17,421,565
*	Saudi Printing & Packaging Co.	62,606	424,908
*	Saudi Re for Cooperative Reinsurance Co.	344,091	1,299,565
*	Seera Group Holding	1,081,648	5,739,444
*	Tabuk Cement Co.	289,936	1,549,965
	Yamama Cement Co.	902,506	8,017,093
	Yanbu Cement Co.	126,274	1,446,474
*	Zamil Industrial Investment Co.	99,534	700,253

TOTAL SAUDI ARABIA			329,664,916

SOUTH AFRICA — (3.8%)
*	Absa Group, Ltd.	2,844,858	23,986,709
	Adcock Ingram Holdings, Ltd.	38,356	114,199
*	Adcorp Holdings, Ltd.	4,997	2,178
	Advtech, Ltd.	99,684	94,784
#	AECI, Ltd.	1,332,033	9,335,585
	African Rainbow Minerals, Ltd.	563,604	10,520,567
#	Alexander Forbes Group Holdings, Ltd.	6,408,651	1,685,938

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Allied Electronics Corp., Ltd., Class A	134,145	$109,484
	Alviva Holdings, Ltd.	764,062	670,967
	AngloGold Ashanti, Ltd., Sponsored ADR	1,374,436	28,285,901
*	Aspen Pharmacare Holdings, Ltd.	1,633,440	18,177,727
#	Astral Foods, Ltd.	134,124	1,277,586
*	Barloworld, Ltd.	1,850,114	12,192,592
	Bidvest Group, Ltd. (The)	65,648	758,072
*	Blue Label Telecoms, Ltd.	3,385,695	1,003,876
# *	Brait P.L.C.	5,902,947	1,083,435
*	Caxton and CTP Publishers and Printers, Ltd.	1,326,787	726,866
*	DataTec, Ltd.	3,587,129	7,047,121
	Discovery, Ltd.	598,548	5,434,815
*	Distell Group Holdings, Ltd.	4,637	40,297
#	DRDGOLD, Ltd.	1,604,474	1,594,303
#	Exxaro Resources, Ltd.	1,381,355	14,488,746
	FirstRand, Ltd.	650,095	2,286,771
*	Foschini Group, Ltd. (The)	74,521	591,034
	Gold Fields, Ltd., Sponsored ADR	4,043,915	37,931,923
# *	Grindrod Shipping Holdings, Ltd.	67,963	551,527
*	Grindrod, Ltd.	3,393,318	1,104,616
	Harmony Gold Mining Co., Ltd.	1,224,659	5,519,439
	Hudaco Industries, Ltd.	160,964	1,219,633
#	Impala Platinum Holdings, Ltd.	3,928,399	73,406,214
	Imperial Logistics, Ltd.	1,357,846	4,439,073
	Investec, Ltd.	1,882,982	7,159,162
*	KAP Industrial Holdings, Ltd.	8,126,436	2,269,790
#	Lewis Group, Ltd.	976,931	2,062,527
*	Liberty Holdings, Ltd.	932,894	3,702,492
*	Life Healthcare Group Holdings, Ltd.	3,382,062	4,439,503
*	Long4Life, Ltd.	1,383,403	398,110
*	Massmart Holdings, Ltd.	44,183	163,715
*	Merafe Resources, Ltd.	8,378,305	368,938
	Metair Investments, Ltd.	1,265,662	1,984,876
	Momentum Metropolitan Holdings	7,375,225	9,823,556
#	Motus Holdings, Ltd.	291,023	1,823,927
	Mpact, Ltd.	1,999,286	3,090,734
# *	MTN Group, Ltd.	13,098,137	82,868,124
*	Murray & Roberts Holdings, Ltd.	5,919,733	4,105,314
	Nedbank Group, Ltd.	1,575,157	16,048,839
	Ninety One, Ltd.	941,491	3,125,244
	Oceana Group, Ltd.	118,408	565,671
#	Old Mutual, Ltd.	19,485,498	16,961,066
*	Omnia Holdings, Ltd.	1,462,108	5,138,991
*	Pepkor Holdings, Ltd.	123,303	136,908
*	PPC, Ltd.	10,395,993	2,137,552
	Raubex Group, Ltd.	1,638,737	2,982,732
	RCL Foods, Ltd.	159,113	95,515
	Reunert, Ltd.	1,185,796	3,981,322
	RFG Holdings, Ltd.	23,326	19,689
	Royal Bafokeng Platinum, Ltd.	589,877	4,465,339
	Sanlam, Ltd.	369,503	1,426,557
*	Sappi, Ltd.	4,659,434	15,687,390
*	Sasol, Ltd.	2,530,797	42,575,563
	Sibanye Stillwater, Ltd.	1,447,583	6,734,732
#	Standard Bank Group, Ltd.	7,546,977	61,377,373
# *	Steinhoff International Holdings NV	9,130,178	1,377,340
*	Super Group, Ltd.	3,318,023	6,442,047
#	Telkom SA SOC, Ltd.	2,508,182	6,792,286
	Tiger Brands, Ltd.	14,459	194,267

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Tongaat Hulett Pvt, Ltd.	577,494	$354,202
	Trencor, Ltd.	1,135,741	325,127
*	Tsogo Sun Gaming, Ltd.	1,822,767	816,028
*	Wilson Bayly Holmes-Ovcon, Ltd.	410,820	3,036,800

TOTAL SOUTH AFRICA			592,741,326

SOUTH KOREA — (14.6%)
	ABco Electronics Co., Ltd.	13,699	94,105
*	Able C&C Co., Ltd.	14,270	94,595
	Aekyung Petrochemical Co., Ltd.	98,645	1,262,806
	Ahn-Gook Pharmaceutical Co., Ltd.	14,137	164,972
	AJ Networks Co., Ltd.	69,115	345,254
*	Ajin Industrial Co., Ltd.	210,783	669,949
	AK Holdings, Inc.	32,485	903,337
*	Aprogen pharmaceuticals, Inc.	807,824	862,212
*	APS Holdings Corp.	17,473	188,567
#	Asia Cement Co., Ltd.	11,083	1,200,217
	ASIA Holdings Co., Ltd.	7,594	879,789
	Asia Paper Manufacturing Co., Ltd.	38,917	1,942,002
*	AUK Corp.	185,796	390,863
	Aurora World Corp.	19,282	184,971
	Austem Co., Ltd.	168,354	557,915
	Avaco Co., Ltd.	53,567	615,843
*	Barunson Entertainment & Arts Corp.	76,043	102,616
	BGF Co., Ltd.	246,024	1,525,127
	Binggrae Co., Ltd.	13,533	753,084
*	BioSmart Co., Ltd.	54,215	335,684
	Bixolon Co., Ltd.	27,536	135,068
*	Bluecom Co., Ltd.	75,757	487,010
	BNK Financial Group, Inc.	1,949,138	13,428,396
	Bookook Securities Co., Ltd.	24,729	562,262
	Busan City Gas Co., Ltd.	1,660	93,935
	BYC Co., Ltd.	752	244,367
#	Byucksan Corp.	266,300	1,047,203
# *	Capro Corp.	222,590	1,017,828
*	Charm Engineering Co., Ltd.	75,503	106,742
	Chinyang Holdings Corp.	83,349	225,050
	Chongkundang Holdings Corp.	7,584	734,218
	Chosun Refractories Co., Ltd.	10,767	868,716
	CJ CheilJedang Corp.	60,575	21,500,914
	CJ Corp.	118,752	10,165,892
	CJ ENM Co., Ltd.	12,345	1,592,768
*	CJ Freshway Corp.	15,745	338,305
*	CJ Logistics Corp.	16,185	2,489,059
*	Cloud Air Co., Ltd.	53,283	77,477
*	CODI-M Co., Ltd.	970,980	261,184
	Commax Co., Ltd.	10,107	55,558
*	Comtec Systems Co., Ltd.	202,973	240,670
	Cosmax BTI, Inc.	21,828	331,473
*	Cosmecca Korea Co., Ltd.	11,799	168,408
	Coweaver Co., Ltd.	16,593	135,981
	Crown Confectionery Co., Ltd.	11,579	146,554
	CROWNHAITAI Holdings Co., Ltd.	46,855	538,061
	Cuckoo Holdings Co., Ltd.	391	49,353
	D.I Corp.	168,200	1,181,494
	Dae Han Flour Mills Co., Ltd.	8,020	1,152,757
	Dae Hyun Co., Ltd.	206,405	474,345
	Dae Won Kang Up Co., Ltd.	269,186	1,022,644
# *	Daechang Co., Ltd.	318,178	702,191

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daechang Forging Co., Ltd.	25,625	$202,794
#	Daedong Corp.	147,491	1,413,784
	Daeduck Co., Ltd.	146,390	943,792
	Daeduck Electronics Co., Ltd.	228,327	3,120,730
	Daehan Steel Co., Ltd.	96,113	1,821,660
	Daekyo Co., Ltd.	112,357	439,591
	Daelim B&Co Co., Ltd.	7,997	53,309
	Daesang Corp.	181,773	4,216,944
	Daesang Holdings Co., Ltd.	96,447	969,789
	Daesung Holdings Co., Ltd.	6,306	184,929
	Daewon Pharmaceutical Co., Ltd.	23,968	362,146
	Daewon San Up Co., Ltd.	61,406	451,759
*	Daewoo Engineering & Construction Co., Ltd.	1,396,342	9,235,427
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	10,514,373
*	Dahaam E-Tec Co., Ltd.	3,535	104,873
	Daihan Pharmaceutical Co., Ltd.	12,017	443,967
	Daishin Securities Co., Ltd.	211,747	3,684,425
	Daou Data Corp.	120,666	1,448,467
	Daou Technology, Inc.	202,137	4,816,944
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	60,541
*	Dayou Plus Co., Ltd.	74,885	78,470
	DB Financial Investment Co., Ltd.	238,039	1,516,294
	DB Insurance Co., Ltd.	299,711	13,168,738
*	DB, Inc.	197,479	164,766
#	Deutsch Motors, Inc.	67,324	467,773
*	Development Advance Solution Co., Ltd.	66,748	311,446
	DGB Financial Group, Inc.	1,240,485	9,868,457
	DHP Korea Co., Ltd.	21,387	157,576
	DI Dong Il Corp.	11,486	1,871,437
	Display Tech Co., Ltd.	34,003	147,942
	DL Construction Co., Ltd.	6,643	211,475
*	DL E&C Co., Ltd.	119,160	14,167,284
	DL Holdings Co., Ltd.	95,046	8,053,586
	DMS Co., Ltd.	58,689	450,232
	Dong A Eltek Co., Ltd.	56,354	523,501
	Dong-A Socio Holdings Co., Ltd.	5,046	559,546
	Dong-A ST Co., Ltd.	9,293	699,292
	Dong-Ah Geological Engineering Co., Ltd.	30,571	499,913
#	Dongbu Corp.	36,803	422,949
#	Dongil Industries Co., Ltd.	7,071	572,017
	Dongkuk Industries Co., Ltd.	273,926	1,019,434
	Dongkuk Steel Mill Co., Ltd.	464,558	9,950,362
	Dongkuk Structures & Construction Co., Ltd.	105,011	568,168
	Dongsung Chemical Co., Ltd.	159,407	905,855
	Dongwha Pharm Co., Ltd.	62,691	864,743
	Dongwon Development Co., Ltd.	358,414	2,068,146
	Dongwon F&B Co., Ltd.	2,928	534,434
	Dongwon Industries Co., Ltd.	10,628	2,576,696
*	Dongwoo Farm To Table Co., Ltd.	14,971	46,443
#	Dongyang E&P, Inc.	40,823	681,602
*	Doosan Bobcat, Inc.	274,837	11,238,655
	Doosan Co., Ltd.	52,003	2,949,412
*	Doosan Fuel Cell Co., Ltd.	161,306	6,499,928
# *	Doosan Infracore Co., Ltd.	1,484,739	14,381,771
	DoubleUGames Co., Ltd.	21,578	1,232,343
	DRB Holding Co., Ltd.	32,057	202,491
	DTR Automotive Corp.	31,481	911,397
*	Duksan Hi-Metal Co., Ltd.	12,725	158,251
	DY Corp.	127,648	649,656

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DY POWER Corp.	23,114	$404,372
#	Eagon Industrial, Ltd.	54,655	694,362
#	Easy Holdings Co., Ltd.	363,366	1,612,053
*	EcoBio Holdings Co., Ltd.	3,536	26,323
	Elentec Co., Ltd.	30,857	213,159
	e-LITECOM Co., Ltd.	12,362	133,817
	E-MART, Inc.	88,741	13,337,625
	Estechpharma Co., Ltd.	22,481	232,823
	Eugene Corp.	418,909	2,184,266
	Eugene Investment & Securities Co., Ltd.	518,980	2,164,637
	Eusu Holdings Co., Ltd.	64,565	486,371
*	E-World	82,123	259,013
	Farmsco	43,103	320,558
	FarmStory Co., Ltd.	309,980	625,747
	Fursys, Inc.	24,609	1,005,293
*	Gamevil, Inc.	6,542	248,584
	Gaon Cable Co., Ltd.	16,162	431,440
*	Gemvaxlink Co., Ltd.	117,017	166,802
	Geumhwa PSC Co., Ltd.	490	14,371
*	GMB Korea Corp.	77,877	521,720
# *	GNCO Co., Ltd.	157,201	128,163
#	Golfzon Newdin Holdings Co., Ltd.	163,326	1,085,136
	GS Engineering & Construction Corp.	449,832	17,791,160
*	GS Global Corp.	381,342	969,472
	GS Holdings Corp.	392,098	15,118,497
	GS Home Shopping, Inc.	6,576	876,879
	Gwangju Shinsegae Co., Ltd.	4,881	756,248
	Haesung Industrial Co., Ltd.	18,199	237,523
	Haitai Confectionery & Foods Co., Ltd.	12,558	109,031
	Halla Corp.	179,941	959,960
	Halla Holdings Corp.	61,703	2,254,729
	Hana Financial Group, Inc.	1,766,259	72,397,848
	Hana Pharm Co., Ltd.	14,602	303,048
*	Hancom MDS, Inc.	10,578	150,227
*	Hancom, Inc.	51,338	846,109
	Handok, Inc.	12,921	335,482
	Handsome Co., Ltd.	108,108	4,207,897
	Hanil Holdings Co., Ltd.	76,457	933,843
	Hanjin Transportation Co., Ltd.	67,273	2,380,170
	Hankook Tire & Technology Co., Ltd.	521,472	22,501,080
	HanmiGlobal Co., Ltd.	3,947	42,082
	Hanshin Construction	66,105	1,587,687
	Hansol Holdings Co., Ltd.	228,044	919,720
# *	Hansol HomeDeco Co., Ltd.	575,424	1,048,886
	Hansol Paper Co., Ltd.	130,503	1,825,417
*	Hansol Technics Co., Ltd.	219,501	1,956,168
	Hanwha Aerospace Co., Ltd.	274,371	9,476,922
	Hanwha Corp.	255,283	7,032,309
*	Hanwha General Insurance Co., Ltd.	487,054	2,087,812
*	Hanwha Investment & Securities Co., Ltd.	888,771	4,149,935
	Hanwha Life Insurance Co., Ltd.	1,941,705	6,105,278
*	Hanwha Solutions Corp.	487,471	20,007,967
	Hanyang Eng Co., Ltd.	93,355	1,514,386
	Hanyang Securities Co., Ltd.	65,495	836,263
*	Harim Co., Ltd.	120,041	344,151
#	Harim Holdings Co., Ltd.	271,764	2,297,612
	HDC Hyundai Engineering Plastics Co., Ltd.	97,116	516,105
*	Heung-A Shipping Co., Ltd.	702,313	30,543
*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	612,076

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	High Tech Pharm Co., Ltd.	8,554	$137,140
	Hitejinro Holdings Co., Ltd.	56,052	803,151
#	Huchems Fine Chemical Corp.	76,301	1,484,652
*	Humax Co., Ltd.	111,012	448,974
# *	Huneed Technologies	54,858	414,310
#	Huons Global Co., Ltd.	14,883	990,862
#	Huvis Corp.	132,039	1,248,617
	Huvitz Co., Ltd.	10,898	87,518
	Hwa Shin Co., Ltd.	163,309	711,052
	Hwacheon Machine Tool Co., Ltd.	8,128	284,027
	Hwangkum Steel & Technology Co., Ltd.	70,956	613,159
	Hwaseung Corp Co., Ltd.	223,914	423,582
*	Hwaseung R&A Co., Ltd.	84,972	488,128
	HwaSung Industrial Co., Ltd.	71,686	842,851
	Hy-Lok Corp.	63,907	1,095,944
	Hyosung Corp.	57,103	5,090,474
	Hyundai BNG Steel Co., Ltd.	73,147	1,716,528
*	Hyundai Construction Equipment Co., Ltd.	80,573	4,025,629
	Hyundai Corp Holdings, Inc.	48,859	655,025
	Hyundai Corp.	70,563	1,358,787
	Hyundai Department Store Co., Ltd.	91,177	7,582,174
*	Hyundai Electric & Energy System Co., Ltd.	30,010	590,819
	Hyundai Engineering & Construction Co., Ltd.	330,724	14,941,521
	Hyundai Futurenet Co., Ltd.	330,640	1,345,820
	Hyundai Glovis Co., Ltd.	15,780	2,713,996
	Hyundai Greenfood Co., Ltd.	336,828	2,939,824
	Hyundai Heavy Industries Holdings Co., Ltd.	196,120	12,375,521
	Hyundai Home Shopping Network Corp.	46,672	3,300,456
	Hyundai Livart Furniture Co., Ltd.	102,652	1,651,084
	Hyundai Marine & Fire Insurance Co., Ltd.	547,152	11,945,382
*	Hyundai Mipo Dockyard Co., Ltd.	124,354	9,546,551
	Hyundai Mobis Co., Ltd.	228,719	55,356,372
	Hyundai Motor Co.	554,470	105,433,475
	Hyundai Motor Securities Co., Ltd.	128,936	1,634,655
	Hyundai Steel Co.	365,914	18,188,985
	Hyundai Wia Corp.	101,076	6,306,932
	ICD Co., Ltd.	19,844	280,996
	IDIS Holdings Co., Ltd.	33,174	395,948
*	Il Dong Pharmaceutical Co., Ltd.	25,066	347,938
	Iljin Electric Co., Ltd.	91,487	344,177
	Iljin Holdings Co., Ltd.	91,947	456,349
#	Ilshin Spinning Co., Ltd.	10,433	947,290
#	Ilsung Pharmaceuticals Co., Ltd.	6,673	505,798
	iMarketKorea, Inc.	104,969	1,149,657
	Industrial Bank of Korea	1,529,236	13,309,917
	INITECH Co., Ltd.	31,597	157,589
*	INNO Instrument, Inc.	52,863	110,668
	Innocean Worldwide, Inc.	14,776	795,591
*	Interflex Co., Ltd.	32,089	345,289
	Interpark Corp.	329,541	1,356,533
	INTOPS Co., Ltd.	96,347	2,616,190
	INZI Display Co., Ltd.	114,878	356,697
*	Iones Co., Ltd.	106,156	779,906
	IS Dongseo Co., Ltd.	62,443	3,740,982
	i-SENS, Inc.	12,200	311,050
	ISU Chemical Co., Ltd.	128,908	1,560,578
	It’s Hanbul Co., Ltd.	13,449	311,898
*	Jaeyoung Solutec Co., Ltd.	63,539	55,132
*	Jahwa Electronics Co., Ltd.	90,600	1,634,313

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JB Financial Group Co., Ltd.	991,971	$6,508,137
	JC Hyun System, Inc.	42,385	310,859
# *	JNTC Co., Ltd.	45,564	410,071
	Kangnam Jevisco Co., Ltd.	21,308	566,296
*	Kangwon Land, Inc.	73,734	1,669,745
	KAON Media Co., Ltd.	61,724	690,888
#	KB Financial Group, Inc., ADR	2,684,385	131,320,114
	KC Co., Ltd.	49,186	1,268,735
	KC Green Holdings Co., Ltd.	88,975	362,476
	KC Tech Co., Ltd.	3,066	82,407
	KCC Corp.	32,869	9,221,313
	KCC Engineering & Construction Co., Ltd.	57,788	560,247
	KCC Glass Corp.	81,947	4,374,847
*	KEC Corp.	282,203	557,815
#	KG Eco Technology Service Co., Ltd.	104,309	626,722
#	Kginicis Co., Ltd.	27,454	492,609
	KGMobilians Co., Ltd.	28,155	273,266
*	KH Electron Co., Ltd.	179,620	189,930
	Kia Corp.	939,529	65,167,958
	KISCO Corp.	130,771	1,385,217
	KISCO Holdings Co., Ltd.	61,081	1,081,156
	KISWIRE, Ltd.	65,649	1,601,831
#	KIWOOM Securities Co., Ltd.	95,942	11,360,068
*	KMH Hitech Co., Ltd.	81,334	143,765
	Kolmar Korea Holdings Co., Ltd.	23,656	620,912
	Kolon Corp.	53,039	1,509,614
	Kolon Global Corp.	41,349	895,582
	Kolon Industries, Inc.	144,153	7,800,066
	Komelon Corp.	29,152	339,210
#	Korea Alcohol Industrial Co., Ltd.	117,772	1,548,723
	Korea Arlico Pharm Co., Ltd.	16,522	180,045
	Korea Asset In Trust Co., Ltd.	256,587	1,067,633
# *	Korea Circuit Co., Ltd.	101,996	1,166,101
	Korea Electric Terminal Co., Ltd.	40,747	2,713,247
	Korea Electronic Power Industrial Development Co., Ltd.	74,681	337,399
	Korea Export Packaging Industrial Co., Ltd.	1,813	40,364
	Korea Flange Co., Ltd.	159,881	434,914
	Korea Industrial Co., Ltd.	40,619	167,625
	Korea Investment Holdings Co., Ltd.	249,251	25,021,805
*	Korea Line Corp.	922,683	2,921,828
	Korea Petrochemical Ind Co., Ltd.	27,133	7,631,021
	Korea Real Estate Investment & Trust Co., Ltd.	1,190,727	2,473,542
# *	Korea Shipbuilding & Offshore Engineering Co., Ltd.	162,355	22,290,615
	Korea Zinc Co., Ltd.	4,684	1,873,676
*	Korean Air Lines Co., Ltd.	1,039,493	25,022,135
	Korean Drug Co., Ltd.	15,186	148,966
	Korean Reinsurance Co.	614,790	5,064,090
	Kortek Corp.	59,964	583,895
	KPX Chemical Co., Ltd.	16,521	1,049,477
	KSS LINE, Ltd.	124,956	1,395,145
	KT Skylife Co., Ltd.	186,670	1,485,353
	KT&G Corp.	171,744	12,709,042
#	KTB Investment & Securities Co., Ltd.	342,340	1,784,184
	KTCS Corp.	206,255	533,417
	Ktis Corp.	206,085	529,117
	Kukdo Chemical Co., Ltd.	17,860	1,448,104
	Kukdong Corp.	102,291	352,065
	Kukdong Oil & Chemicals Co., Ltd.	26,930	128,977
*	Kumho Tire Co., Inc.	735,271	2,653,588

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KUMHOE&C Co., Ltd.	2,178	$19,636
	Kumkang Kind Co., Ltd.	96,105	547,160
	Kwang Dong Pharmaceutical Co., Ltd.	56,177	450,371
#	Kyeryong Construction Industrial Co., Ltd.	52,424	1,613,154
	Kyobo Securities Co., Ltd.	133,181	1,004,714
#	Kyungbang Co., Ltd.	72,802	858,790
	Kyungdong Pharm Co., Ltd.	29,573	274,544
#	Leadcorp, Inc. (The)	104,366	836,029
	LF Corp.	158,649	2,581,676
	LG Corp.	347,696	39,541,101
# *	LG Display Co., Ltd., ADR	3,600,595	38,814,414
	LG Electronics, Inc.	571,652	80,312,587
	LG Hausys, Ltd.	55,694	4,539,911
	LG HelloVision Co., Ltd.	219,806	1,051,191
	LG International Corp.	219,911	6,072,520
	LG Uplus Corp.	1,563,860	18,527,400
	LIG Nex1 Co., Ltd.	2,945	104,594
	LMS Co., Ltd.	30,866	294,429
	Lotte Chemical Corp.	62,647	17,007,102
#	Lotte Chilsung Beverage Co., Ltd.	21,352	2,683,440
	Lotte Confectionery Co., Ltd.	538	65,585
#	Lotte Corp.	124,457	4,084,486
*	Lotte Data Communication Co.	7,098	242,423
	LOTTE Fine Chemical Co., Ltd.	147,947	8,996,129
	Lotte Food Co., Ltd.	1,976	694,900
	LOTTE Himart Co., Ltd.	80,919	2,816,869
# *	Lotte Non-Life Insurance Co., Ltd.	475,815	797,800
	Lotte Shopping Co., Ltd.	47,848	5,318,386
	LS Corp.	109,499	7,168,767
*	Lumens Co., Ltd.	322,961	400,658
*	LVMC Holdings	274,553	905,491
#	Maeil Dairies Co., Ltd.	6,841	458,643
	Maeil Holdings Co., Ltd.	11,288	101,394
	MAKUS, Inc.	19,446	103,267
*	Mando Corp.	36,252	1,892,782
#	MegaStudy Co., Ltd.	51,341	620,262
	Meritz Financial Group, Inc.	264,615	4,250,965
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	1,125,081
#	Meritz Securities Co., Ltd.	1,882,325	8,161,118
	Mi Chang Oil Industrial Co., Ltd.	5,197	379,677
	Mirae Asset Life Insurance Co., Ltd.	528,385	1,907,419
	Mirae Asset Securities Co., Ltd.	2,121,428	19,005,293
	MK Electron Co., Ltd.	118,182	1,208,778
*	MNTech Co., Ltd.	121,454	502,515
*	Mobase Co., Ltd.	21,024	93,847
	Moorim P&P Co., Ltd.	188,882	900,916
	Moorim Paper Co., Ltd.	183,442	468,285
#	Motonic Corp.	74,492	852,908
	Muhak Co., Ltd.	77,436	565,091
	Nam Hwa Construction Co., Ltd.	23,163	228,289
	Namyang Dairy Products Co., Ltd.	2,206	639,103
*	Neowiz	38,061	808,172
# *	Neowiz Holdings Corp.	34,913	1,083,267
	Nexen Corp.	171,859	766,564
	Nexen Tire Corp.	307,891	2,418,952
	NH Investment & Securities Co., Ltd.	653,039	7,519,742
*	NHN Corp.	70,470	4,611,385
	NICE Holdings Co., Ltd.	15,181	263,120
	Nice Information & Telecommunication, Inc.	6,789	191,971

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co., Ltd.	14,936	$1,059,340
	Nong Woo Bio Co., Ltd.	21,556	251,050
	NongShim Co., Ltd.	18,600	4,759,625
	NOROO Paint & Coatings Co., Ltd.	66,016	811,863
	NPC	116,690	462,033
	NS Shopping Co., Ltd.	74,291	836,073
*	OCI Co., Ltd.	78,790	8,778,071
	Opto Device Technology Co., Ltd.	52,020	347,484
#	Orion Holdings Corp.	191,331	3,021,159
*	Osung Advanced Materials Co., Ltd.	167,534	597,960
#	Ottogi Corp.	1,699	846,978
#	Paik Kwang Industrial Co., Ltd.	250,824	1,143,770
	Pan Ocean Co., Ltd.	1,801,521	11,823,602
	Pang Rim Co., Ltd.	14,177	35,612
*	Pan-Pacific Co., Ltd.	113,324	287,597
*	Paradise Co., Ltd.	10,185	163,998
	Partron Co., Ltd.	59,561	567,482
	PJ Electronics Co., Ltd.	10,236	75,391
	Poongsan Corp.	139,856	4,700,599
#	Poongsan Holdings Corp.	42,578	1,081,082
	POSCO, Sponsored ADR	942,921	76,763,198
	POSCO	109,618	35,824,767
	Posco International Corp.	381,033	7,162,146
*	Power Logics Co., Ltd.	92,739	680,133
	Pulmuone Co., Ltd.	28,387	440,050
#	Pyeong Hwa Automotive Co., Ltd.	70,883	626,222
	Rayence Co., Ltd.	15,304	181,827
	Reyon Pharmaceutical Co., Ltd.	3,820	69,513
	Sajo Industries Co., Ltd.	15,401	655,015
	Sajodaerim Corp.	8,739	146,750
*	Sajodongaone Co., Ltd.	161,899	193,046
#	Sam Young Electronics Co., Ltd.	81,356	896,591
	Sambo Corrugated Board Co., Ltd.	31,268	447,076
*	Sambo Motors Co., Ltd.	87,759	554,289
	Samho Development Co., Ltd.	138,011	645,702
	SAMHWA Paints Industrial Co., Ltd.	68,665	807,425
	Samick Musical Instruments Co., Ltd.	428,885	668,944
	Samji Electronics Co., Ltd.	13,939	171,919
#	Samjin LND Co., Ltd.	82,899	280,498
	Samjin Pharmaceutical Co., Ltd.	13,332	324,240
*	Samkee Corp.	104,071	414,718
*	Sammok S-Form Co., Ltd.	51,574	686,705
#	SAMPYO Cement Co., Ltd.	275,308	1,333,726
	Samsung C&T Corp.	310,027	37,728,593
	Samsung Card Co., Ltd.	156,180	4,953,988
	Samsung Electronics Co., Ltd.	2,005,123	146,144,350
	Samsung Electronics Co., Ltd., GDR	1,486	2,706,006
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	21,333,931
# *	Samsung Heavy Industries Co., Ltd.	2,045,851	13,729,861
	Samsung Life Insurance Co., Ltd.	274,394	20,094,588
	Samsung Securities Co., Ltd.	310,841	11,877,820
	SAMT Co., Ltd.	443,665	1,164,161
#	Samyang Corp.	27,414	1,442,603
	Samyang Holdings Corp.	27,011	3,390,672
	Samyang Tongsang Co., Ltd.	9,558	709,028
# *	Sangsangin Co., Ltd.	73,576	448,573
	SAVEZONE I&C Corp.	83,806	301,684
*	SBS Media Holdings Co., Ltd.	197,081	457,923
	Seah Besteel Corp.	100,507	2,352,217

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Holdings Corp.	5,140	$461,067
	SeAH Steel Corp.	9,431	992,288
	SeAH Steel Holdings Corp.	10,312	683,462
	Sebang Co., Ltd.	94,422	1,289,177
	Sebang Global Battery Co., Ltd.	51,361	3,974,180
	Sejong Industrial Co., Ltd.	132,978	1,028,337
*	Sekonix Co., Ltd.	67,746	392,218
	Sempio Co.	1,814	83,902
	S-Energy Co., Ltd.	54,091	292,100
	Seohan Co., Ltd.	611,698	949,668
#	Seoul Semiconductor Co., Ltd.	79,480	1,337,691
*	Seowon Co., Ltd.	103,160	247,027
	SEOWONINTECH Co., Ltd.	6,241	43,327
	Seoyon Co., Ltd.	102,980	1,771,148
	Seoyon E-Hwa Co., Ltd.	96,241	763,426
*	Sewon E&C Co., Ltd.	193,374	304,955
	Sewon Precision Industry Co., Ltd.	1,457	1,987
	SGC e Tec E&C Co., Ltd.	9,133	510,214
#	Shindaeyang Paper Co., Ltd.	15,626	1,118,584
	Shinhan Financial Group Co., Ltd.	1,405,401	50,503,765
#	Shinhan Financial Group Co., Ltd., ADR	1,278,298	45,686,370
#	Shinsegae Engineering & Construction Co., Ltd.	18,197	742,985
	Shinsegae Food Co., Ltd.	2,444	177,572
	Shinsegae Information & Communication Co., Ltd.	664	112,139
	Shinsegae, Inc.	43,289	11,804,621
# *	Shinsung Tongsang Co., Ltd.	172,621	271,404
	Shinwha Intertek Corp.	35,678	111,791
	Shinyoung Securities Co., Ltd.	31,962	1,787,680
*	Signetics Corp.	454,177	560,619
	Silla Co., Ltd.	43,719	454,967
#	SIMPAC, Inc.	167,099	703,025
*	Sindoh Co., Ltd.	34,979	1,005,776
	Sinil Pharm Co., Ltd.	29,393	402,461
#	SK Discovery Co., Ltd.	78,692	4,074,966
	SK Gas, Ltd.	2,380	214,753
	SK Holdings Co., Ltd.	42,795	10,576,336
	SK Hynix, Inc.	682,641	77,876,554
*	SK Innovation Co., Ltd.	135,206	32,702,810
	SK Networks Co., Ltd.	1,281,153	6,084,735
*	SK Rent A Car Co., Ltd.	11,382	117,401
	SK Securities Co., Ltd.	2,112,180	1,941,104
	SL Corp.	116,004	2,360,391
# *	SM Entertainment Co., Ltd.	67,288	1,821,767
*	S-MAC Co., Ltd.	717,329	999,947
	SNT Dynamics Co., Ltd.	87,743	641,851
	SNT Holdings Co., Ltd.	48,627	798,333
	SNT Motiv Co., Ltd.	76,690	4,208,191
*	SNU Precision Co., Ltd.	34,211	130,512
*	S-Oil Corp.	103,427	8,032,803
	Solus Advanced Materials Co., Ltd.	154,223	6,959,462
	Songwon Industrial Co., Ltd.	41,113	775,167
*	Soulbrain Holdings Co., Ltd.	14,138	531,115
	Spigen Korea Co., Ltd.	6,891	384,140
# *	Ssangyong Motor Co.	336,500	628,470
	Suheung Co., Ltd.	10,944	525,869
#	Sun Kwang Co., Ltd.	33,045	1,110,204
*	SundayToz Corp.	5,483	114,473
#	Sung Kwang Bend Co., Ltd.	140,780	1,338,748
*	Sungchang Enterprise Holdings, Ltd.	293,641	760,974

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sungdo Engineering & Construction Co., Ltd.	96,071	$547,097
#	Sungshin Cement Co., Ltd.	153,843	1,436,603
	Sungwoo Hitech Co., Ltd.	386,003	1,957,694
	Sunjin Co., Ltd.	38,036	673,004
*	Suprema HQ, Inc.	8,097	72,073
*	Suprema, Inc.	8,124	194,557
	Tae Kyung Industrial Co., Ltd.	79,237	491,858
	Taekwang Industrial Co., Ltd.	2,138	2,000,943
*	Taewoong Co., Ltd.	82,505	927,147
	Taeyoung Engineering & Construction Co., Ltd.	182,733	2,132,667
*	Theragen Etex Co., Ltd.	62,682	496,349
*	Thinkware Systems Corp.	45,754	635,474
*	TK Chemical Corp.	360,160	2,139,189
#	TK Corp.	118,108	1,160,392
	Tongyang Life Insurance Co., Ltd.	349,833	1,495,345
#	Tongyang, Inc.	315,577	393,131
*	Top Engineering Co., Ltd.	101,972	835,233
	Toptec Co., Ltd.	75,745	826,018
*	Tovis Co., Ltd.	96,067	674,368
#	TS Corp.	354,157	1,133,607
*	TY Holdings Co., Ltd.	192,133	4,656,133
*	Ubivelox, Inc.	1,557	16,661
*	UIL Co., Ltd.	74,875	269,941
	Uju Electronics Co., Ltd.	14,001	347,499
	Unid Co., Ltd.	44,621	3,433,367
	Uniquest Corp.	22,196	210,433
	Unitrontech Co., Ltd.	29,086	186,379
	Value Added Technology Co., Ltd.	5,538	151,145
	Viatron Technologies, Inc.	18,763	202,955
	Visang Education, Inc.	48,747	350,972
*	Vivien Corp.	40,760	125,503
*	W Holding Co., Ltd.	746,677	216,146
	Whanin Pharmaceutical Co., Ltd.	25,965	487,480
*	WillBes & Co. (The)	462,170	907,829
	Wins Co., Ltd.	21,097	317,202
	WiSoL Co., Ltd.	65,707	752,839
*	Wonik Holdings Co., Ltd.	296,704	1,775,359
#	Wonik Materials Co., Ltd.	12,961	441,971
	Woojin, Inc.	19,897	91,856
	Woongjin Thinkbig Co., Ltd.	66,784	241,203
	Woori Financial Capital Co., Ltd.	16,001	170,998
	Woori Financial Group, Inc.	3,113,829	29,929,622
#	Woorison F&G Co., Ltd.	126,099	270,693
#	WooSung Feed Co., Ltd.	15,368	512,853
	Y G-1 Co., Ltd.	118,166	985,590
	YAS Co., Ltd.	5,678	89,745
	Yoosung Enterprise Co., Ltd.	128,821	393,917
	Young Poong Corp.	3,351	2,042,533
	Young Poong Precision Corp.	70,385	626,421
	Youngone Corp.	123,827	4,870,892
	Youngone Holdings Co., Ltd.	26,091	1,115,409
	Yuanta Securities Korea Co., Ltd.	724,260	2,821,531
	YuHwa Securities Co., Ltd.	130,435	309,862
	Zeus Co., Ltd.	57,364	1,419,955

TOTAL SOUTH KOREA			2,276,565,067

TAIWAN — (17.1%)
	Ability Enterprise Co., Ltd.	1,493,330	988,749
#	AcBel Polytech, Inc.	603,000	634,222

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Acer, Inc.	14,714,109	$17,983,495
#	ACES Electronic Co., Ltd.	884,000	1,413,408
# *	Acon Holding, Inc.	1,521,000	681,895
	Acter Group Corp., Ltd.	5,000	35,720
	Advanced International Multitech Co., Ltd.	458,000	1,377,387
# *	Advanced Optoelectronic Technology, Inc.	500,000	623,812
	AEON Motor Co., Ltd.	52,000	87,321
	Aerospace Industrial Development Corp.	296,000	318,054
# *	AGV Products Corp.	2,653,211	1,232,858
	Airmate Cayman International Co., Ltd.	48,618	48,287
#	Allis Electric Co., Ltd.	1,257,580	1,202,705
#	Alpha Networks, Inc.	1,958,086	2,453,989
#	Altek Corp.	1,407,365	2,119,848
*	Ambassador Hotel (The)	1,615,000	1,692,296
#	AMPOC Far-East Co., Ltd.	701,000	1,009,799
# *	AmTRAN Technology Co., Ltd.	5,017,956	3,576,833
#	Apacer Technology, Inc.	578,210	1,160,962
#	APCB, Inc.	955,000	756,401
	Apex Biotechnology Corp.	37,000	34,120
#	Apex International Co., Ltd.	888,263	2,116,333
	Apex Medical Corp.	24,000	27,150
	Apex Science & Engineering	92,536	48,578
	Ardentec Corp.	2,956,058	4,968,238
	ASE Technology Holding Co., Ltd.	1,662,000	6,945,061
#	Asia Cement Corp.	15,236,589	27,103,303
#	Asia Electronic Material Co., Ltd.	92,000	83,534
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,847,376
# *	Asia Plastic Recycling Holding, Ltd.	1,511,942	482,707
#	Asia Polymer Corp.	2,891,971	3,621,309
	Asia Tech Image, Inc.	62,000	127,530
#	Asia Vital Components Co., Ltd.	2,121,984	5,373,249
#	Asustek Computer, Inc.	3,800,000	50,895,827
# *	AU Optronics Corp., Sponsored ADR	3,887,815	45,215,288
# *	AU Optronics Corp.	952,812	1,115,411
#	Audix Corp.	516,332	1,015,419
	AVY Precision Technology, Inc.	977,364	1,099,266
	Bank of Kaohsiung Co., Ltd.	3,467,207	1,467,001
#	Basso Industry Corp.	173,000	308,353
#	BES Engineering Corp.	9,469,443	3,654,245
#	Bin Chuan Enterprise Co., Ltd.	226,000	267,348
# *	Biostar Microtech International Corp.	1,294,055	1,420,193
#	Bright Led Electronics Corp.	641,000	484,738
#	Browave Corp.	112,000	214,032
*	Cameo Communications, Inc.	1,134,712	583,892
#	Capital Securities Corp.	11,921,158	8,211,786
#	Career Technology MFG. Co., Ltd.	874,085	1,083,285
#	Carnival Industrial Corp.	806,007	425,509
	Catcher Technology Co., Ltd.	4,898,000	34,563,903
#	Cathay Chemical Works	372,000	314,143
	Cathay Financial Holding Co., Ltd.	42,531,459	79,399,198
	Cathay Real Estate Development Co., Ltd.	3,927,694	3,008,203
	Cayman Engley Industrial Co., Ltd.	24,000	97,992
#	Celxpert Energy Corp.	419,000	789,727
#	Central Reinsurance Co., Ltd.	941,366	813,611
# *	Chain Chon Industrial Co., Ltd.	614,000	448,251
#	ChainQui Construction Development Co., Ltd.	664,393	527,548
# *	Champion Building Materials Co., Ltd.	1,701,828	972,854
#	Chang Hwa Commercial Bank, Ltd.	33,989,220	21,737,466
#	Channel Well Technology Co., Ltd.	457,000	977,195

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Charoen Pokphand Enterprise	96,000	$273,297
#	CHC Healthcare Group	767,000	1,061,257
	CHC Resources Corp.	17,000	29,478
#	Chen Full International Co., Ltd.	266,000	402,371
#	Cheng Loong Corp.	5,638,659	9,006,335
# *	Cheng Mei Materials Technology Corp.	2,484,000	1,255,535
	Cheng Shin Rubber Industry Co., Ltd.	288,000	555,466
	Cheng Uei Precision Industry Co., Ltd.	2,992,635	4,940,218
#	Chenming Electronic Technology Corp.	455,000	256,024
	Chia Chang Co., Ltd.	784,000	1,302,926
#	Chia Hsin Cement Corp.	3,022,191	2,809,569
	Chian Hsing Forging Industrial Co., Ltd.	41,000	73,243
#	Chien Kuo Construction Co., Ltd.	1,007,797	537,301
#	Chilisin Electronics Corp.	1,650,000	6,514,188
*	China Airlines, Ltd.	19,415,353	14,713,809
	China Bills Finance Corp.	3,514,000	2,081,951
	China Chemical & Pharmaceutical Co., Ltd.	1,579,264	1,371,647
	China Development Financial Holding Corp.	54,838,734	25,545,234
#	China Electric Manufacturing Corp.	1,555,432	788,405
#	China General Plastics Corp.	1,364,367	2,134,845
#	China Glaze Co., Ltd.	873,799	555,659
	China Life Insurance Co., Ltd.	6,446,479	6,104,574
# *	China Man-Made Fiber Corp.	8,466,899	3,895,401
	China Metal Products	1,997,969	2,750,949
*	China Motor Corp.	1,497,099	3,834,668
#	China Petrochemical Development Corp.	22,499,466	12,756,091
	China Steel Corp.	46,635,320	65,266,569
#	China Steel Structure Co., Ltd.	677,219	1,176,287
#	China Wire & Cable Co., Ltd.	508,600	651,076
#	Chinese Maritime Transport, Ltd.	618,270	1,191,013
	Ching Feng Home Fashions Co., Ltd.	41,000	37,254
#	Chin-Poon Industrial Co., Ltd.	2,749,815	3,570,340
#	Chipbond Technology Corp.	1,912,000	5,276,159
	ChipMOS Techinologies, Inc.	3,917,085	6,623,173
#	ChipMOS Technologies, Inc., ADR	34,184	1,163,957
	Chong Hong Construction Co., Ltd.	47,000	139,405
#	Chun YU Works & Co., Ltd.	1,180,000	1,399,771
#	Chun Yuan Steel Industry Co., Ltd.	3,072,287	2,715,295
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,519,250	4,790,203
*	Chung Hung Steel Corp.	5,311,000	8,047,883
# *	Chung Hwa Pulp Corp.	2,887,353	2,692,713
	Chung Shing Textile Co., Ltd.	600	0
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	85,481
	Clevo Co.	1,257,000	1,461,001
#	CMC Magnetics Corp.	5,750,638	2,497,158
	CoAsia Electronics Corp.	305,792	164,795
#	Collins Co., Ltd.	792,224	473,580
#	Compal Electronics, Inc.	29,994,332	26,733,698
#	Compeq Manufacturing Co., Ltd.	6,781,000	10,488,600
	Compucase Enterprise	57,000	96,887
#	Concord Securities Co., Ltd.	2,085,489	1,417,612
	Concraft Holding Co., Ltd.	30,000	70,683
#	Continental Holdings Corp.	2,333,540	2,406,458
#	Contrel Technology Co., Ltd.	881,000	600,426
	Coretronic Corp.	2,495,800	5,473,538
# *	Coxon Precise Industrial Co., Ltd.	693,000	460,656
#	Creative Sensor, Inc.	529,000	470,456
	CTBC Financial Holding Co., Ltd.	110,207,073	89,691,095
	CTCI Corp.	142,000	200,477

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	CviLux Corp.	101,000	$165,350
#	CyberTAN Technology, Inc.	799,000	578,979
#	DA CIN Construction Co., Ltd.	2,057,579	2,702,196
	Darfon Electronics Corp.	240,000	437,732
*	Darwin Precisions Corp.	2,660,635	1,618,340
	De Licacy Industrial Co., Ltd.	98,000	63,619
#	Delpha Construction Co., Ltd.	734,576	381,498
	Depo Auto Parts Ind Co., Ltd.	501,000	1,161,003
	Der Pao Construction Co., Ltd.	2,158,544	0
	DFI, Inc.	12,000	29,347
#	Dimerco Express Corp.	156,000	443,221
# *	D-Link Corp.	3,612,552	2,935,384
	Drewloong Precision, Inc.	7,000	23,331
# *	Dynamic Electronics Co., Ltd.	2,008,873	1,615,886
	Dynapack International Technology Corp.	1,033,000	4,325,956
	E.Sun Financial Holding Co., Ltd.	59,629,310	57,463,447
#	Edimax Technology Co., Ltd.	1,230,902	629,966
#	Edison Opto Corp.	739,000	570,135
#	Edom Technology Co., Ltd.	983,046	1,319,687
	Elite Advanced Laser Corp.	27,000	61,431
#	Elite Semiconductor Microelectronics Technology, Inc.	1,277,000	7,565,633
# *	Elitegroup Computer Systems Co., Ltd.	1,974,395	1,928,838
	ENG Electric Co., Ltd.	239,997	1,176
	Ennoconn Corp.	6,000	49,760
# *	Ennostar, Inc.	1,530,209	4,407,244
#	EnTie Commercial Bank Co., Ltd.	2,417,232	1,311,434
#	Eson Precision Ind. Co., Ltd.	705,000	1,669,484
	Eternal Materials Co., Ltd.	1,775,513	2,903,576
	Eva Airways Corp.	16,696,355	11,239,863
*	Everest Textile Co., Ltd.	2,041,125	766,711
	Evergreen International Storage & Transport Corp.	3,796,000	3,324,254
*	Evergreen Marine Corp. Taiwan, Ltd.	14,584,145	41,030,028
#	Everlight Chemical Industrial Corp.	680,950	465,201
	Everlight Electronics Co., Ltd.	2,984,000	4,936,881
#	Excellence Opto, Inc.	96,000	111,126
#	Excelsior Medical Co., Ltd.	639,527	1,350,798
#	EZconn Corp.	194,250	248,436
	Far Eastern Department Stores, Ltd.	7,805,445	6,982,377
	Far Eastern International Bank	19,642,641	7,829,004
#	Far Eastern New Century Corp.	20,837,528	24,713,704
	Farcent Enterprise Co., Ltd.	11,000	28,276
#	Farglory F T Z Investment Holding Co., Ltd.	821,648	958,047
#	Farglory Land Development Co., Ltd.	1,954,264	4,026,675
# *	Federal Corp.	2,432,160	2,217,791
	Feedback Technology Corp.	20,000	52,953
	First Financial Holding Co., Ltd.	51,686,241	42,272,845
#	First Hotel	1,110,857	598,889
	First Insurance Co., Ltd. (The)	1,568,064	774,172
#	First Steamship Co., Ltd.	4,306,042	2,422,710
*	FIT Holding Co., Ltd.	185,150	209,649
	FLEXium Interconnect, Inc.	200,000	848,534
	Forest Water Environment Engineering Co., Ltd.	20,000	29,334
	Formosa Advanced Technologies Co., Ltd.	1,277,000	1,993,082
	Formosa Chemicals & Fibre Corp.	1,337,000	4,334,561
# *	Formosa Laboratories, Inc.	678,478	1,400,207
#	Formosa Plastics Corp.	968,000	3,659,380
#	Formosa Taffeta Co., Ltd.	3,835,511	4,536,262
	Formosan Rubber Group, Inc.	1,733,957	1,703,613
#	Formosan Union Chemical	2,510,843	1,703,729

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Founding Construction & Development Co., Ltd.	1,164,418	$709,182
#	Foxconn Technology Co., Ltd.	3,747,142	9,203,361
#	Franbo Lines Corp.	101,000	74,986
#	Froch Enterprise Co., Ltd.	1,269,734	852,939
#	FSP Technology, Inc.	810,292	1,552,439
	Fubon Financial Holding Co., Ltd.	37,414,471	85,732,709
	Fulgent Sun International Holding Co., Ltd.	22,000	95,018
	Fullerton Technology Co., Ltd.	640,200	430,525
# *	Fulltech Fiber Glass Corp.	2,315,216	1,700,158
#	Fwusow Industry Co., Ltd.	1,358,043	1,378,171
#	G Shank Enterprise Co., Ltd.	1,125,902	1,498,153
#	Gamania Digital Entertainment Co., Ltd.	71,000	163,194
	Gemtek Technology Corp.	1,987,962	2,445,383
#	General Interface Solution Holding, Ltd.	769,000	3,391,142
	Getac Technology Corp.	692,065	1,424,339
#	Giantplus Technology Co., Ltd.	1,918,100	1,183,713
	Gigabyte Technology Co., Ltd.	332,287	1,453,428
#	Ginko International Co., Ltd.	60,000	379,689
#	Global Brands Manufacture, Ltd.	1,709,951	2,163,248
	Global View Co., Ltd.	53,000	95,901
	Globe Union Industrial Corp.	1,492,625	1,031,940
#	Gloria Material Technology Corp.	2,994,116	2,264,337
# *	Gold Circuit Electronics, Ltd.	4,617,965	9,006,096
#	Goldsun Building Materials Co., Ltd.	5,988,171	6,095,910
	Good Will Instrument Co., Ltd.	172,746	157,330
#	Grand Fortune Securities Co., Ltd.	625,000	460,776
#	Grand Ocean Retail Group, Ltd.	565,000	477,746
*	Grand Pacific Petrochemical	5,994,000	7,167,704
	Great China Metal Industry	967,000	973,614
	Great Wall Enterprise Co., Ltd.	4,495,169	9,625,886
*	Green Energy Technology, Inc.	1,424,880	3,061
#	GTM Holdings Corp.	748,900	710,479
#	Hannstar Board Corp.	3,343,488	5,921,043
# *	HannStar Display Corp.	16,073,435	16,693,167
	HannsTouch Solution, Inc.	3,723,001	1,929,998
#	Hanpin Electron Co., Ltd.	286,000	340,889
# *	Harvatek Corp.	1,107,553	904,813
#	Hey Song Corp.	2,187,500	2,935,922
	Hi-Clearance, Inc.	4,000	19,401
	Highlight Tech Corp.	30,000	46,418
#	Highwealth Construction Corp.	1,487,100	2,404,628
#	Hiroca Holdings, Ltd.	444,000	1,122,935
#	Hitron Technology, Inc.	836,098	756,156
# *	Ho Tung Chemical Corp.	6,536,475	2,825,186
# *	Hocheng Corp.	1,669,300	823,557
#	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	27,306
	Holiday Entertainment Co., Ltd.	27,000	64,585
	Hon Hai Precision Industry Co., Ltd.	44,163,192	181,556,920
	Hong Pu Real Estate Development Co., Ltd.	1,226,655	1,040,780
#	Hong TAI Electric Industrial	1,593,000	1,833,892
#	Hong YI Fiber Industry Co.	798,000	653,186
	Horizon Securities Co., Ltd.	2,045,000	1,626,887
#	Hsin Kuang Steel Co., Ltd.	1,051,124	3,017,519
#	Hsing TA Cement Co.	1,010,614	1,049,630
# *	HTC Corp.	4,904,000	7,264,273
#	HUA ENG Wire & Cable Co., Ltd.	2,127,035	2,413,350
	Hua Nan Financial Holdings Co., Ltd.	34,100,692	23,162,622
	Huaku Development Co., Ltd.	793,000	2,686,182
	Huang Hsiang Construction Corp.	774,000	1,218,434

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hung Ching Development & Construction Co., Ltd.	1,007,468	$870,337
	Hung Sheng Construction, Ltd.	2,750,269	2,229,931
	Huxen Corp.	221,281	430,682
*	Hwa Fong Rubber Industrial Co., Ltd.	62,000	47,119
#	Hwacom Systems, Inc.	270,000	206,065
	IBF Financial Holdings Co., Ltd.	15,798,293	10,006,027
#	Ichia Technologies, Inc.	1,664,260	1,217,537
# *	I-Chiun Precision Industry Co., Ltd.	1,317,000	1,570,288
	IEI Integration Corp.	30,200	64,157
	Infortrend Technology, Inc.	1,013,000	825,020
#	Innolux Corp.	34,426,544	36,753,485
#	Inpaq Technology Co., Ltd.	280,250	676,907
	Intai Technology Corp.	12,000	38,616
#	Integrated Service Technology, Inc.	115,570	231,150
#	International CSRC Investment Holdings Co.	4,770,166	5,172,234
#	Inventec Corp.	17,338,277	16,822,786
	Iron Force Industrial Co., Ltd.	24,000	69,020
#	ITE Technology, Inc.	1,059,479	4,554,033
#	Jarllytec Co., Ltd.	415,000	1,176,634
#	Jean Co., Ltd.	271,751	116,103
	Jess-Link Products Co., Ltd.	738,500	1,087,413
	Jinli Group Holdings, Ltd.	847,532	316,308
# *	K Laser Technology, Inc.	902,601	742,784
	Kaori Heat Treatment Co., Ltd.	11,000	20,803
#	Kaulin Manufacturing Co., Ltd.	699,656	426,236
	Kedge Construction Co., Ltd.	38,000	68,768
	KEE TAI Properties Co., Ltd.	1,804,000	689,892
	Kenda Rubber Industrial Co., Ltd.	117,000	191,414
	Key Ware Electronics Co., Ltd.	73,000	51,869
	Kindom Development Co., Ltd.	2,333,000	3,627,140
	King Chou Marine Technology Co., Ltd.	243,100	340,037
#	King Yuan Electronics Co., Ltd.	8,558,805	15,096,359
	King’s Town Bank Co., Ltd.	6,277,012	9,698,617
# *	King’s Town Construction Co., Ltd.	426,380	595,740
	Kinik Co.	15,000	38,773
# *	Kinko Optical Co., Ltd.	628,000	874,875
	Kinpo Electronics	8,355,375	5,340,117
#	Kinsus Interconnect Technology Corp.	2,128,000	7,987,530
# *	Kung Sing Engineering Corp.	2,939,614	1,226,371
#	Kuo Toong International Co., Ltd.	1,303,808	1,457,581
# *	Kwong Fong Industries Corp.	604,649	270,256
	Kwong Lung Enterprise Co., Ltd.	167,000	254,188
#	KYE Systems Corp.	1,378,909	727,573
#	L&K Engineering Co., Ltd.	1,061,000	1,283,415
*	LAN FA Textile	1,217,713	508,473
#	Leader Electronics, Inc.	347,056	245,355
# *	Lealea Enterprise Co., Ltd.	4,936,941	2,674,626
#	LEE CHI Enterprises Co., Ltd.	1,304,900	1,429,500
	Li Cheng Enterprise Co., Ltd.	27,000	26,827
# *	Li Peng Enterprise Co., Ltd.	3,512,381	1,771,720
	Lian HWA Food Corp.	52,000	110,262
#	Lida Holdings, Ltd.	316,680	393,246
#	Lien Hwa Industrial Holdings Corp.	1,086,650	1,912,799
*	Lingsen Precision Industries, Ltd.	2,389,480	1,603,238
	Lite-On Technology Corp.	14,720,738	33,360,340
# *	Long Bon International Co., Ltd.	1,075,880	748,109
#	Long Da Construction & Development Corp.	72,000	62,687
#	Longchen Paper & Packaging Co., Ltd.	6,104,304	6,355,253
#	Longwell Co.	36,000	94,708

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Lotus Pharmaceutical Co., Ltd.	78,000	$222,693
	Lu Hai Holding Corp.	47,000	87,050
#	Lucky Cement Corp.	971,000	585,494
	Macauto Industrial Co., Ltd.	65,000	220,457
#	Macronix International Co., Ltd.	12,462,605	20,235,289
#	Materials Analysis Technology, Inc.	37,000	185,050
#	Mayer Steel Pipe Corp.	943,456	959,157
#	Maywufa Co., Ltd.	182,070	134,587
#	Mega Financial Holding Co., Ltd.	41,157,796	48,037,520
	Mercuries & Associates Holding, Ltd.	2,953,465	2,482,742
*	Mercuries Life Insurance Co., Ltd.	9,322,317	3,430,270
#	Merry Electronics Co., Ltd.	117,000	527,047
# *	MIN AIK Technology Co., Ltd.	910,600	1,100,795
	Mirle Automation Corp.	49,000	85,746
#	Mitac Holdings Corp.	3,237,682	3,524,189
#	MOSA Industrial Corp.	115,000	204,612
#	MPI Corp.	378,000	1,828,534
	Nak Sealing Technologies Corp.	19,000	69,327
	Namchow Holdings Co., Ltd.	75,000	155,886
	Nan Pao Resins Chemical Co., Ltd.	9,000	51,637
#	Nan Ren Lake Leisure Amusement Co., Ltd.	903,000	438,140
	Nan Ya Plastics Corp.	1,030,000	3,236,749
	Nang Kuang Pharmaceutical Co., Ltd.	35,000	49,778
	Nanya Technology Corp.	7,667,000	24,828,027
#	New Era Electronics Co., Ltd.	168,000	196,758
# *	Nien Hsing Textile Co., Ltd.	731,061	556,483
#	Nishoku Technology, Inc.	264,000	1,356,163
	O-Bank Co., Ltd.	1,719,604	465,194
*	Ocean Plastics Co., Ltd.	61,000	89,320
*	OptoTech Corp.	2,537,828	2,554,050
#	Orient Semiconductor Electronics, Ltd.	1,705,670	1,112,987
*	Pacific Construction Co.	1,978,452	821,510
	Pacific Hospital Supply Co., Ltd.	41,000	108,103
	Paiho Shih Holdings Corp.	32,000	55,632
	Pan German Universal Motors, Ltd.	12,000	105,294
#	Pan Jit International, Inc.	1,211,100	2,540,255
#	Pan-International Industrial Corp.	2,734,444	3,936,722
#	Pegatron Corp.	13,058,998	34,196,886
# *	Phihong Technology Co., Ltd.	2,314,882	3,521,352
	Plastron Precision Co., Ltd.	38,156	21,705
#	Plotech Co., Ltd.	640,000	783,058
	Posiflex Technology, Inc.	14,000	39,156
	Pou Chen Corp.	9,784,550	12,424,405
	President Securities Corp.	6,109,330	6,522,419
#	Prince Housing & Development Corp.	6,946,018	3,128,998
	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co., Ltd.	123,000	181,989
	Qisda Corp.	10,979,171	14,243,319
	QST International Corp.	15,000	44,003
#	Qualipoly Chemical Corp.	290,593	396,891
	Quanta Computer, Inc.	393,000	1,375,500
# *	Quintain Steel Co., Ltd.	1,444,473	1,189,091
	Radiant Opto-Electronics Corp.	845,000	3,871,839
	Radium Life Tech Co., Ltd.	4,669,226	2,182,207
	Rechi Precision Co., Ltd.	80,000	70,834
#	Rich Development Co., Ltd.	3,808,054	1,542,238
*	Ritek Corp.	4,965,449	2,213,129
*	Roo Hsing Co., Ltd.	301,000	119,682
# *	Rotam Global Agrosciences, Ltd.	300,693	147,706

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ruentex Development Co., Ltd.	3,416,980	$6,479,921
	Ruentex Industries, Ltd.	2,312,600	7,028,030
	Sampo Corp.	2,177,340	2,435,447
	San Fang Chemical Industry Co., Ltd.	23,000	19,327
#	San Far Property, Ltd.	1,579,200	940,526
#	Sanyang Motor Co., Ltd.	2,660,624	3,079,773
	Scan-D Corp.	33,000	68,904
#	SCI Pharmtech, Inc.	38,000	123,018
	Senao International Co., Ltd.	33,000	42,281
#	Sercomm Corp.	48,000	126,894
#	Sesoda Corp.	1,215,385	1,246,363
	Shanghai Commercial & Savings Bank, Ltd. (The)	369,000	571,992
#	Shan-Loong Transportation Co., Ltd.	546,000	721,379
# *	Sharehope Medicine Co., Ltd.	171,339	199,306
#	Sheng Yu Steel Co., Ltd.	731,000	955,463
#	ShenMao Technology, Inc.	530,000	928,064
#	Shih Her Technologies, Inc.	325,000	659,813
*	Shih Wei Navigation Co., Ltd.	1,637,577	1,702,922
	Shihlin Electric & Engineering Corp.	3,312,000	6,125,602
#	Shin Kong Financial Holding Co., Ltd.	45,344,023	16,343,757
	Shin Zu Shing Co., Ltd.	1,279,842	5,499,686
# *	Shining Building Business Co., Ltd.	1,300,368	711,915
	Shinkong Insurance Co., Ltd.	1,522,412	2,265,537
#	Shinkong Synthetic Fibers Corp.	7,981,754	6,903,570
*	Shuttle, Inc.	2,202,015	1,120,823
	Sigurd Microelectronics Corp.	2,875,231	5,597,831
#	Silicon Integrated Systems Corp.	3,057,865	2,725,399
*	Silitech Technology Corp.	49,878	75,001
	Sincere Navigation Corp.	2,284,242	2,658,390
#	Sinher Technology, Inc.	273,000	564,788
	Sinmag Equipment Corp.	8,000	31,312
#	Sinon Corp.	3,015,877	2,415,652
#	SinoPac Financial Holdings Co., Ltd.	57,569,595	27,316,963
	Sinyi Realty, Inc.	46,000	55,256
	Sirtec International Co., Ltd.	559,200	635,437
#	Siward Crystal Technology Co., Ltd.	1,271,875	1,398,796
#	Solar Applied Materials Technology Co.	1,936,798	3,844,203
#	Solomon Technology Corp.	406,000	287,348
#	Solteam, Inc.	39,390	105,834
	Southeast Cement Co., Ltd.	1,261,700	811,210
#	Spirox Corp.	421,563	488,274
	Standard Chemical & Pharmaceutical Co., Ltd.	51,000	73,042
#	Sunplus Technology Co., Ltd.	3,027,620	3,736,030
#	Sunrex Technology Corp.	691,108	1,558,854
	Sunspring Metal Corp.	605,000	737,594
	Supreme Electronics Co., Ltd.	2,964,441	4,456,663
#	Swancor Holding Co., Ltd.	49,000	249,932
	Sweeten Real Estate Development Co., Ltd.	1,037,114	934,096
	Synmosa Biopharma Corp.	139,000	132,393
	Synnex Technology International Corp.	7,385,550	14,667,903
#	T3EX Global Holdings Corp.	350,065	906,773
#	Ta Ya Electric Wire & Cable	3,568,262	4,392,298
#	Tah Hsin Industrial Corp.	519,730	1,404,306
#	TA-I Technology Co., Ltd.	133,500	365,480
# *	Tai Tung Communication Co., Ltd.	508,535	395,631
	Taichung Commercial Bank Co., Ltd.	26,725,371	11,423,692
	Taiflex Scientific Co., Ltd.	1,379,960	2,853,909
#	Taimide Tech, Inc.	82,000	164,936
#	Tainan Enterprises Co., Ltd.	432,183	303,617

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Tainan Spinning Co., Ltd.	7,778,485	$7,875,216
#	Tai-Saw Technology Co., Ltd.	158,000	149,759
#	Taishin Financial Holding Co., Ltd.	60,116,807	30,306,421
#	Taita Chemical Co., Ltd.	1,517,788	2,677,931
	Taiwan Business Bank	22,600,972	8,239,474
#	Taiwan Cement Corp.	34,159,948	63,576,166
# *	Taiwan Chinsan Electronic Industrial Co., Ltd.	329,600	630,385
	Taiwan Cogeneration Corp.	65,000	92,793
#	Taiwan Cooperative Financial Holding Co., Ltd.	43,063,182	32,931,474
#	Taiwan Fertilizer Co., Ltd.	3,685,000	8,028,389
	Taiwan Fire & Marine Insurance Co., Ltd.	1,545,000	1,307,847
	Taiwan FU Hsing Industrial Co., Ltd.	648,000	1,112,886
*	Taiwan Glass Industry Corp.	7,566,982	9,135,221
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	3,704,132
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,361,000	1,424,940
	Taiwan Kolin Co., Ltd.	5,797,000	0
# *	Taiwan Land Development Corp.	4,576,322	1,137,789
	Taiwan Navigation Co., Ltd.	1,380,000	2,083,463
	Taiwan PCB Techvest Co., Ltd.	2,125,946	3,963,668
	Taiwan Shin Kong Security Co., Ltd.	82,390	114,297
	Taiwan Steel Union Co., Ltd.	8,000	21,791
	Taiwan Styrene Monomer	154,000	120,587
#	Taiwan Surface Mounting Technology Corp.	1,803,991	7,467,301
# *	Taiwan TEA Corp.	3,725,092	3,160,224
	Taiyen Biotech Co., Ltd.	656,217	804,404
# *	Tatung Co., Ltd.	4,348,000	4,189,049
*	TBI Motion Technology Co., Ltd.	9,000	19,403
	Te Chang Construction Co., Ltd.	16,260	18,922
	Teco Electric and Machinery Co., Ltd.	7,927,725	9,872,813
	Tera Autotech Corp.	24,863	21,383
	Test Research, Inc.	59,000	136,608
	Test-Rite International Co., Ltd.	1,217,266	1,139,347
	Thye Ming Industrial Co., Ltd.	26,000	29,460
*	Ton Yi Industrial Corp.	3,768,600	2,076,891
	Tong Yang Industry Co., Ltd.	2,384,000	3,247,275
#	Tong-Tai Machine & Tool Co., Ltd.	1,228,447	824,564
	Topco Technologies Corp.	14,000	39,539
#	Topoint Technology Co., Ltd.	972,459	1,427,763
	Toung Loong Textile Manufacturing	88,000	135,994
*	TPK Holding Co., Ltd.	2,622,000	5,092,903
#	Tripod Technology Corp.	2,604,000	12,932,959
#	Tsann Kuen Enterprise Co., Ltd.	215,000	210,194
	TSRC Corp.	113,000	145,261
	TST Group Holding, Ltd.	5,000	29,082
	Tung Ho Steel Enterprise Corp.	5,513,274	11,680,109
	TURVO International Co., Ltd.	19,000	79,528
	TXC Corp.	1,802,000	8,173,432
	TYC Brother Industrial Co., Ltd.	1,456,723	1,289,148
*	Tycoons Group Enterprise	2,820,337	1,493,307
#	Tyntek Corp.	2,091,097	2,172,665
#	UDE Corp.	353,000	417,346
	U-Ming Marine Transport Corp.	2,911,000	7,328,213
	Unic Technology Corp.	46,000	48,404
	Unimicron Technology Corp.	7,499,363	30,626,354
#	Union Bank Of Taiwan	13,130,666	5,636,374
#	Unitech Computer Co., Ltd.	635,739	657,515
#	Unitech Printed Circuit Board Corp.	4,108,466	3,159,872
#	United Microelectronics Corp.	58,384,681	116,448,784
	Unity Opto Technology Co., Ltd.	2,993,000	82,773

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Univacco Technology, Inc.	46,000	$41,271
#	Universal Cement Corp.	2,715,583	2,536,913
# *	Unizyx Holding Corp.	1,586,000	2,169,140
#	UPC Technology Corp.	5,917,598	6,395,201
	USI Corp.	5,289,827	7,810,162
*	Usun Technology Co., Ltd.	128,100	188,055
#	Ve Wong Corp.	993,806	1,298,894
# *	Victory New Materials, Ltd. Co.	804,687	358,238
#	Wah Hong Industrial Corp.	531,516	757,071
	Wah Lee Industrial Corp.	1,404,000	4,134,533
	Walsin Lihwa Corp.	16,702,412	18,169,878
# *	Walton Advanced Engineering, Inc.	2,020,853	1,338,723
	Wan Hai Lines, Ltd.	3,539,000	11,954,464
	Wei Chuan Foods Corp.	173,000	152,072
	Wei Mon Industry Co., Ltd.	3,885,691	0
#	Weikeng Industrial Co., Ltd.	2,307,490	2,020,181
#	Well Shin Technology Co., Ltd.	558,080	1,084,780
# *	Wha Yu Industrial Co., Ltd.	238,000	200,318
#	Winbond Electronics Corp.	20,081,572	25,366,929
	Winmate, Inc.	28,000	79,855
#	Winstek Semiconductor Co., Ltd.	247,000	291,819
	Wintek Corp.	20,783,484	255,283
#	Wisdom Marine Lines Co., Ltd.	2,938,364	7,440,460
	Wistron Corp.	20,458,343	23,822,150
	Wistron NeWeb Corp.	92,000	244,351
	Wonderful Hi-Tech Co., Ltd.	33,000	34,256
	WPG Holdings, Ltd.	10,420,284	19,164,397
	WT Microelectronics Co., Ltd.	2,850,751	5,592,841
#	WUS Printed Circuit Co., Ltd.	1,088,668	1,346,394
	Xxentria Technology Materials Corp.	9,000	22,545
	Ya Horng Electronic Co., Ltd.	22,000	39,988
*	Yang Ming Marine Transport Corp.	7,721,759	21,806,817
	YC INOX Co., Ltd.	2,438,446	2,666,466
	YCC Parts Manufacturing Co., Ltd.	10,000	14,580
# *	Yea Shin International Development Co., Ltd.	1,168,825	1,026,368
#	Yem Chio Co., Ltd.	2,969,371	2,020,228
*	Yen Sun Technology Corp.	84,000	104,658
#	Yeong Guan Energy Technology Group Co., Ltd.	570,820	1,738,315
	YFC-Boneagle Electric Co., Ltd.	34,000	35,151
#	YFY, Inc.	8,649,847	11,755,598
#	Yi Jinn Industrial Co., Ltd.	1,344,142	936,468
# *	Yieh Phui Enterprise Co., Ltd.	6,000,265	4,651,887
#	Young Fast Optoelectronics Co., Ltd.	614,000	918,157
#	Youngtek Electronics Corp.	911,047	2,884,942
	Yuanta Financial Holding Co., Ltd.	70,237,994	65,147,762
# *	Yulon Motor Co., Ltd.	3,797,650	6,168,098
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	214,687	569,085
	YungShin Global Holding Corp.	46,000	73,732
	Yungtay Engineering Co., Ltd.	16,000	37,042
	Zeng Hsing Industrial Co., Ltd.	40,000	255,425
#	Zenitron Corp.	1,195,000	1,267,238
#	Zero One Technology Co., Ltd.	604,000	1,056,171
#	Zhen Ding Technology Holding, Ltd.	3,635,000	13,720,832
# *	Zig Sheng Industrial Co., Ltd.	2,587,352	1,585,108
# *	Zinwell Corp.	701,000	637,333
	Zippy Technology Corp.	26,000	36,511
#	ZongTai Real Estate Development Co., Ltd.	1,096,159	1,594,634

TOTAL TAIWAN			2,671,371,037

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (2.0%)
	AAPICO Hitech PCL	249,150	$190,438
	AAPICO Hitech PCL	898,547	686,806
	Ananda Development PCL	5,845,600	416,772
	AP Thailand PCL	17,812,530	4,919,719
*	Asia Aviation PCL	4,545,600	367,882
*	Asia Aviation PCL	405,600	32,826
	Asia Plus Group Holdings PCL	6,868,900	763,272
	Bangchak Corp. PCL	6,810,700	5,632,293
*	Bangkok Airways PCL	4,493,000	1,060,572
	Bangkok Bank PCL	2,241,353	8,745,866
	Bangkok Insurance PCL	215,128	1,865,421
	Bangkok Land PCL	81,779,896	2,836,525
*	Bangkok Life Assurance PCL	914,500	734,243
*	Bangkok Ranch PCL	3,329,500	312,233
	Banpu PCL	29,208,750	11,538,101
*	Better World Green PCL	4,257,100	103,907
	Cal-Comp Electronics Thailand PCL, Class F	16,886,256	1,778,785
	Charoen Pokphand Foods PCL	19,777,700	18,420,018
	GFPT PCL	4,052,100	1,496,560
	Global Green Chemicals PCL, Class F	340,900	123,715
*	ICC International PCL	2,068,200	2,150,397
	Indorama Ventures PCL	3,657,400	5,638,063
	IRPC PCL	43,754,900	5,817,593
*	Italian-Thai Development PCL	21,811,100	1,281,873
	Kasikornbank PCL	5,946,001	25,206,652
*	Khon Kaen Sugar Industry PCL	10,656,207	1,396,301
	Kiatnakin Phatra Bank PCL	1,444,300	2,701,902
	Krung Thai Bank PCL	14,561,500	5,284,462
	Lalin Property PCL	204,200	67,548
	LH Financial Group PCL	17,324,546	667,666
	LPN Development PCL	9,588,202	1,555,052
	Millcon Steel PCL	5,155,313	307,953
*	Nawarat Patanakarn PCL	516,500	13,104
	Origin Property PCL, Class F	568,500	167,971
	Polyplex Thailand PCL	1,919,025	1,741,066
	Power Solution Technologies PCL, Class F	1,808,740	110,369
	Property Perfect PCL	42,170,700	717,799
	Pruksa Holding PCL	5,079,600	2,088,121
	PTT Exploration & Production PCL	7,645,000	29,217,342
	PTT Global Chemical PCL	6,817,141	14,832,960
	PTT PCL	59,242,400	76,104,247
	Quality Houses PCL	22,274,497	1,702,555
	Rojana Industrial Park PCL	5,071,073	1,205,169
	Saha Pathana Inter-Holding PCL	2,276,500	4,441,505
	Saha Pathanapibul PCL	1,093,733	2,160,243
	Sahakol Equipment PCL	1,782,300	122,493
	Saha-Union PCL	1,665,300	1,925,357
	Samart Telcoms PCL	113,900	27,252
	Sansiri PCL	47,327,466	1,580,749
	SC Asset Corp. PCL	11,190,253	1,121,271
	Sena Development PCL	1,331,366	196,685
	Siam City Cement PCL	4,600	26,813
	Siam Commercial Bank PCL (The)	3,283,800	11,073,432
	Siam Future Development PCL	7,069,295	1,430,319
	Singha Estate PCL	547,000	36,891
	Somboon Advance Technology PCL	2,285,600	1,424,027
	SPCG PCL	104,900	64,347
*	Srithai Superware PCL	11,102,100	342,289
*	STP & I PCL	5,380,400	694,635

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	10,524,500	$6,929,016
*	Super Energy Corp. PCL	114,997,600	3,508,558
	Susco PCL	126,100	13,202
	Syntec Construction PCL	5,229,800	366,149
*	Tata Steel Thailand PCL	15,064,200	1,006,296
	Thai Oil PCL	4,176,200	7,946,683
	Thai Rayon PCL	58,700	57,027
	Thai Stanley Electric PCL	41,000	240,964
	Thai Stanley Electric PCL, Class F	177,900	1,045,546
*	Thai Wacoal PCL	81,200	111,483
	Thaicom PCL	4,075,500	1,387,404
	Thanachart Capital PCL	1,469,100	1,674,927
	Thitikorn PCL	1,184,600	407,073
	Thoresen Thai Agencies PCL	2,373,178	1,112,755
	TMB Bank PCL	121,237,409	4,555,529
	TPI Polene PCL	43,491,140	3,044,904
	TPI Polene Power PCL	1,187,900	166,335
	True Corp. PCL	75,449,600	7,947,802
*	Unique Engineering & Construction PCL	413,600	87,668
	Univentures PCL	4,926,500	626,542
	Vinythai PCL	1,786,117	2,222,787

TOTAL THAILAND			313,129,077

TURKEY — (0.5%)
#	Akbank T.A.S	20,843,645	12,312,415
*	Albaraka Turk Katilim Bankasi A.S	5,083,738	983,461
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	2,142,214
	Anadolu Efes Biracilik Ve Malt Sanayii A.S	314,478	885,738
	Arcelik A.S	240,237	997,446
*	Bera Holding A.S	1,083,355	4,284,506
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S	228,757	683,398
*	Cimsa Cimento Sanayi VE Ticaret A.S	487,312	1,296,168
#	Dogan Sirketler Grubu Holding A.S	2,253,127	801,880
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S	635,312	490,487
	Enka Insaat ve Sanayi A.S	4,687,548	4,450,130
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S	460,683	410,305
	GSD Holding A.S	3,902,127	818,997
	KOC Holding A.S	1,398,262	3,100,651
*	Koza Anadolu Metal Madencilik Isletmeleri A.S	129,888	215,614
# *	Sekerbank Turk A.S	3,153,463	417,142
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S	451,739	548,242
# *	Turk Hava Yollari AO	4,639,265	6,849,034
#	Turkiye Garanti Bankasi A.S	16,499,799	14,382,135
# *	Turkiye Halk Bankasi A.S	4,527,636	2,349,596
#	Turkiye Is Bankasi A.S., Class C	8,876,444	5,242,011
#	Turkiye Sinai Kalkinma Bankasi A.S	11,621,316	1,775,618
#	Turkiye Sise ve Cam Fabrikalari A.S	6,197,167	5,621,264
# *	Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	2,606,063
*	Ulker Biskuvi Sanayi A.S	309,699	825,109
*	Vestel Elektronik Sanayi ve Ticaret A.S	297,357	1,035,429
#	Yapi ve Kredi Bankasi A.S	15,989,164	4,050,261

TOTAL TURKEY			79,575,314

UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	4,183,897	7,126,130
	Aldar Properties PJSC	8,135,410	7,753,046
	Amanat Holdings PJSC	1,395,857	343,487
*	DAMAC Properties Dubai Co. PJSC	999,934	325,748

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Dana Gas PJSC	3,791,891	$848,932
* Deyaar Development PJSC	7,870,751	570,899
Dubai Investments PJSC	1,306,954	546,399
* Emaar Development PJSC	1,528,683	1,135,360
* Emaar Malls PJSC	3,014,250	1,502,604
Emaar Properties PJSC	10,038,245	10,134,475
Emirates NBD Bank PJSC	253,448	858,695
* Eshraq Investments PJSC	2,287,391	193,759
* Manazel Real Estate PJSC	1,634,583	152,367
* RAK Properties PJSC	2,105,573	307,355

TOTAL UNITED ARAB EMIRATES		31,799,256

UNITED KINGDOM — (0.0%)
* Bytes Technology Group P.L.C.	50,304	336,634

TOTAL COMMON STOCKS		15,204,447,400

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Banco ABC Brasil SA	578,162	1,575,243
Banco Bradesco SA	3,876,281	17,019,229
Banco do Estado do Rio Grande do Sul SA, Class B	1,478,245	3,333,640
Cia Ferro Ligas da Bahia - FERBASA	330,538	2,738,231
* Eucatex SA Industria e Comercio	262,828	587,874
Gerdau SA	368,620	2,254,316
Grazziotin SA	6,400	40,506
Marcopolo SA	3,087,243	1,483,363
Petroleo Brasileiro SA	12,313,212	53,541,125
Schulz SA	236,960	478,976
Unipar Carbocloro SA	207,348	2,963,241
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	802,371	3,316,102

TOTAL BRAZIL		89,331,846

COLOMBIA — (0.0%)
Grupo Argos SA	374,078	867,595
Grupo de Inversiones Suramericana SA	883,780	3,988,813

TOTAL COLOMBIA		4,856,408

PHILIPPINES — (0.0%)
Cebu Air, Inc.	873,808	816,643

TOTAL PREFERRED STOCKS		95,004,897

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
* Humax Co., Ltd. Rights 06/08/21	43,345	34,096
* Korea Line Corp. Rights 06/09/21	234,401	220,209

TOTAL SOUTH KOREA		254,305

TAIWAN — (0.0%)
* Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	70,187	18,217
* Supreme Electronics Co., Ltd. Rights 05/07/21	313,286	112,156

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
TAIWAN — (Continued)
* Supreme Electronics Co., Ltd. Rights Exp 10/28/20	293,706	$0

TOTAL TAIWAN		130,373

TOTAL RIGHTS/WARRANTS		384,678

TOTAL INVESTMENT SECURITIES (Cost $ 11,487,788,500)		15,299,836,975

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ § The DFA Short Term Investment Fund	26,250,738	303,721,033

TOTAL INVESTMENTS — (100.0%) (Cost $ 11,791,458,889)		$15,603,558,008

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,042,919	$43,439,500	$396,581
S&P 500® Emini Index	263	06/18/21	54,319,362	54,893,360	573,998

Total Futures Contracts			$97,362,281	$98,332,860	$970,579

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,089,948	—	$1,089,948
Brazil	$585,201,064	—	—	585,201,064
Chile	113,774,254	—	—	113,774,254
China	440,369,052	4,675,802,543	—	5,116,171,595
Colombia	12,412,298	—	—	12,412,298
Czech Republic	—	25,025,800	—	25,025,800
Greece	—	34,924,204	—	34,924,204
Hong Kong	10,404,851	4,235,296	—	14,640,147
Hungary	—	25,506,905	—	25,506,905
India	91,662,357	1,575,585,254	—	1,667,247,611
Indonesia	177,466	201,280,279	—	201,457,745
Malaysia	—	270,258,625	—	270,258,625

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$367,534,809	—	—	$367,534,809
Philippines	—	$135,551,193	—	135,551,193
Poland	—	124,790,805	—	124,790,805
Qatar	—	30,944,906	—	30,944,906
Russia	19,998,817	162,734,047	—	182,732,864
Saudi Arabia	—	329,664,916	—	329,664,916
South Africa	66,217,824	526,523,502	—	592,741,326
South Korea	296,787,624	1,979,777,443	—	2,276,565,067
Taiwan	46,379,245	2,624,991,792	—	2,671,371,037
Thailand	313,129,077	—	—	313,129,077
Turkey	683,398	78,891,916	—	79,575,314
United Arab Emirates	—	31,799,256	—	31,799,256
United Kingdom	—	336,634	—	336,634
Preferred Stocks
Brazil	89,331,846	—	—	89,331,846
Colombia	4,856,408	—	—	4,856,408
Philippines	816,643	—	—	816,643
Rights/Warrants
South Korea	—	254,305	—	254,305
Taiwan	—	130,373	—	130,373
Securities Lending Collateral	—	303,721,033	—	303,721,033
Futures Contracts**	970,579	—	—	970,579

TOTAL	$2,460,707,612	$13,143,820,975	—	$15,604,528,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

(b) Not applicable.

ITEM	7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM	8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM	9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM	10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM	11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM	12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM	13. EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	July 8, 2021

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date:	July 6, 2021